As filed with the Securities and Exchange Commission on April 28, 2015

Registration Nos. 333-167372 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number
Post-Effective Amendment Number: 5	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 108	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐         immediately upon filing pursuant to paragraph (b) of Rule 485

☒       on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐         on (date) pursuant to paragraph (a)(1) of Rule 485

☐         75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐         This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity

May 1, 2015

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2015, has been filed with the SEC (file numbers 811-04846 and 333-167372).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® Core S&P 500 ETF

iShares® Core S&P Mid-Cap ETF

iShares® Core S&P Small-Cap ETF

iShares® S&P 500 Growth ETF

iShares® S&P 500 Value ETF

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Core U.S. Aggregate Bond ETF

iShares® iBoxx $ High Yield Corporate Bond ETF

iShares® Intermediate Credit Bond ETF

iShares® TIPS Bond ETF

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® International Treasury Bond ETF

Vanguard® Developed Markets Index Fund, ETF Shares

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares ® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

Vanguard is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

TABLE OF CONTENTS

Page VN-
Glossary	5
Part 1 — Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	14
Part 3 — Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	20
The Fixed Account	20
Part 4 — Deductions and Charges	21
Separate Account Charges	21
Fund Expenses	21
Withdrawal Charge	21
Reduction or Elimination of the Withdrawal Charge	22
Commission Allowance and Additional Payments to Distributors	22
Optional Benefit Charges	23
Tax Reserve	23
State Premium Tax	23
Part 5 — Terms of Your Variable Annuity	23
Purchasing the Contract	23
Premium Payments	24
Units in Our Separate Account	25
How We Determine Unit Value	25
Allocations and Transfers	26
Detrimental Effect of Trading on Unit Values	27
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	27
Withdrawals	27
Free Withdrawal Amount	28
Timing of Payment of a Withdrawal or Surrender	28
Assignments	29
Death Benefit	29
Spousal Continuation	30
Selecting and Changing Your Beneficiary	30
Filing Death Claims	31

Maturity Date and Annuity Option	31
Annuity Payments	32
How You Make Requests and Give Instructions	32
Abandoned or Unclaimed Property	32
Part 6 — Optional Benefits	32
Guaranteed Lifetime Withdrawal Benefit	33
Lifetime Payout Amount (LPA)	33
Nonguaranteed Withdrawal	34
Other Important Facts about Withdrawals	35
GLWB Rider Charge	36
GLWB Investment Strategies	36
Allocations and Transfers for the GLWB	38
Withdrawal Protection for Required Minimum Distributions	38
Continuation of the Spousal GLWB at Owner’s Death	39
Guaranteed Payment Phase	39
Cancellation and Termination of Rider	39
Additional Rules	40
Additional Rules that Apply to the Spousal GLWB Rider	40
Should You Purchase the GLWB Rider	40
Examples	41
Part 7 — Voting Rights	41
How Fund Shares Are Voted	41
How We Determine Your Voting Shares	41
Part 8 — Tax Aspects of the Contract	41
Tax Status of the Contract	41
Types of IRAs	42
Rollovers and Transfers	43
Early Distributions	43
Required Minimum Distributions (RMD)	43
Inherited IRAs	44
Federal and State Income Tax Withholding	45
Tax Status of the Company	45
Transfers Among Subaccounts	45
Seek Tax Advice	45
Part 9 — Additional Information	46
Systematic Withdrawal Program	46
Income Plus Withdrawal Program	46
Choices Plus Required Minimum Distribution (RMD) Program	47
Systematic Transfer Program	47
Customized Asset Rebalancing Program	47
Legal Proceedings	48
Table of Contents of Statement of Additional Information	48
Appendices	49
Appendix A — Financial Information for Separate Account I of National Integrity	49
Appendix B — Withdrawal Charge Examples	58
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	60

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:

1-800-433-1778

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this Annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of National Integrity Life Insurance Company.  Its assets are segregated from the General Account by National Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums (2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses (3), (4)	3.25%	2.55%

Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.07%	Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1)  State premium taxes currently range from 0 to 1.0%.

(2)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old.  See Part 4.

(3)  Assessed daily on the Account Value in the Subaccounts.

(4)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Equity Subaccounts:
iShares Core S&P 500 ETF (2)	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Mid-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares Core S&P Small-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares S&P 500 Growth ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Large-Cap Index Fund, ETF Shares	0.07%	0.00%	0.02%	0.00%	0.09%
Vanguard Mega Cap Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Fixed Income Subaccounts:
iShares Core U.S. Aggregate Bond ETF (2), (3), (4)	0.08%	0.00%	0.00%	0.01%	0.09%
iShares iBoxx $ High Yield Corporate Bond ETF (2)	0.50%	0.00%	0.00%	0.00%	0.50%
iShares Intermediate Credit Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Total Bond Market Index Fund, ETF Shares	0.05%	0.00%	0.03%	0.00%	0.08%
Vanguard Variable Insurance Fund Money Market Portfolio	0.13%	0.00%	0.03%	0.00%	0.16%
International and Alternative Subaccounts:
iShares International Treasury Bond ETF (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.05%	0.00%	0.04%	0.00%	0.09%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.08%	0.00%	0.15%
Vanguard REIT Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be more or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2)The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

(4) The fund’s net expenses are 0.08%.  The Fund’s advisor has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s direct investments in other registered investment companies advised by BFA, or its affiliates through June 30, 2016. The contractual waiver may be terminated prior to June 30, 2016 only upon written agreement of the Trust and BFA.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current GLWB Rider charge was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

Accumulation Unit Values

See Appendix A

(5)  This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  National Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments.  See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”  If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us, to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000 if this Contract is issued in New York and $2,000 if this Contract is issued in any other state.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for three years if this Contract is issued in New York and two years if this Contract is issued in any other state, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York on November 22, 1968.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in eight states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted.  In this case, we will pay you the income payments from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of National Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under New York law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.  National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  We pay for these services under an agreement with MATC.  The third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Fees for the services of the third-party broker-dealers are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional contributions into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  There is no guarantee that a Fund will meet its investment objective.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-433-1778.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.  Unless otherwise indicated in the Fund description, each iShares Funds generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index.  The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.  The description included below for each Fund was taken from the most recent publicly available documentation for such Fund as of the time this prospectus was drafted.  More recent disclosure may be available in the Funds’ current prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount, except Vanguard Variable Insurance Fund Money Market Portfolio, invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® Core S&P 500 ETF

The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 80% of the market capitalization of all publicly traded U.S. equity securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.  The index consists of stocks from a broad range of industries.  Components primarily include consumer discretionary, financial, healthcare and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Mid-Cap ETF

The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 8% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1.2 billion and $5.1 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include financial, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF

The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include consumer discretionary, financial, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Growth ETF

The Fund seeks to track investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 67% of the market capitalization of the S&P 500® Index as of March 31, 2014.  Components primarily include consumer discretionary, healthcare, and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Value ETF

The Fund seeks to track investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 66% of the market capitalization of the S&P 500 Index as of March 31, 2014.  Components primarily include consumer staples, energy and financial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index.  The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Core U.S. Aggregate Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market.  As of December 31, 2013, there were 8,727 issues in the index.  The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The index may include large-, mid-, or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and industrial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time. The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

iShares® iBoxx $ High Yield Corporate Bond ETF

The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  The index is a modified market-value weighted index with a cap on each issuer of 3%.  Bonds in the index are selected using rules-based criteria, as defined by the index provider.  There is no limit to the number of issues in the index, but as of December 31, 2013, the index included approximately 887 constituents.  The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer services, industrial and oil and gas companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Intermediate Credit Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years.  As of December 31, 2013, there were 3,899 issues in the index.  The index may include large-, mid-, or small-capitalization companies, and components primarily include agency securities, and financial and industrial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.  The index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds).  The index is market-capitalization weighted.

iShares® TIPS Bond ETF

The Fund seeks to track investment results of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  The index includes all publicly issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2014, was 7.4 years.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2014, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.  The Fund generally invests at least 80% of its assets in the securities of the index and in investments that provide substantially similar exposure to the securities in the index.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia and the Far East.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

 Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk.  The index includes approximately 907 common stocks of companies located in emerging markets around the world.  As of October 31, 2014, the largest markets covered in the index were China, Taiwan, Brazil, India, and South Africa.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2014, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.  The Fund generally invests at least 80% of its assets in the securities of the index and in investments that provide substantially similar exposure to the securities in the index.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia and the Far East.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk.  The index includes approximately 907 common stocks of companies located in emerging markets around the world.  As of October 31, 2014, the largest markets covered in the index were China, Taiwan, Brazil, India, and South Africa.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or

$12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk charge of 1.00%; and

•                  administration expense charge of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense charge may also reimburse us for the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the premiums included in the withdrawal.  The “age” of a premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals of the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, and M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$25,000
Minimum additional premium	$1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code.  For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.  For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values.  We will put you in the same position you otherwise would have been in.  Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.  Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer accept these arrangements, if you already have them in place the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action for any period during which:

(1)         the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)        the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.              the Account Value on the Death Benefit Date; and

2.              your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.              The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.             The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)             an immediate annuity with a life contingency; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or domestic partnership may elect to continue the contract under its terms.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you. If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payment must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a nonguaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.  If you select any other nonguaranteed Annuity Option, the amount applied to determine your annuity payments will be the Surrender Value, or if this Contract is issued in New York, the amount applied to determine your annuity payments under (ii) above will be the greater of the Surrender Value  or 95% of your Account Value.

We currently offer additional Annuity Options listed below; however, we may eliminate or change the non- guaranteed options available at any time:

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)       is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)       is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)       is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a onetime addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.              On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.              If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.              On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

On or After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Individual GLWB in effect

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Individual GLWB in effect
Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.60%	2.35%
Strategy 2 — Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase.  If you do not wish to accept an increase, you may elect to either

•                               cancel the Rider; or

•                               continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase.  The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment

Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard REIT Index Fund, ETF Shares
		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider, and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Married spouses — If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners — for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider.  Due to federal tax laws, however, not all terms of the contract can be applied.  If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”  All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.              for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.              the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.              the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless: in New York, the new owner is a covered person; in New Hampshire and Vermont the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.              on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.              the date you voluntarily elect an Annuity Option under the contract;

6.              the date you cancel the GLWB Rider; or

7.              the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

•                  Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.              Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.              You must name your spouse as your sole primary beneficiary.

3.              You cannot add or change a spouse as a covered person.

4.              If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.              You must provide us with notice of the divorce or termination of marriage.

6.              Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.              If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based  Percentage are still based on the younger of you or your (now removed) spouse.

8.              If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example:

•                        if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

•                        if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•                        if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•                        If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

At older ages, benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

National Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($52,000 for 2014).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own.  The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  Trustee-to-trustee transfers between IRAs are not limited.  Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.              the distribution is paid due to your death or disability;

2.              the distribution is the result of an Internal Revenue Service levy on the IRA;

3.              the distributions do not exceed your deductible medical expenses;

4.              you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.              a tax free rollover of the distribution is made;

6.              the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.              the distribution is used to cover certain qualified education expenses; or

8.              the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary (for this contract only one time each Contract Year) is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date

Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.

After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

National Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio 45202-3341

ATTN: Request SAI for National Integrity VAROOM dated May 1, 2015

Appendix A

Financial Information for Separate Account I of National Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares Core S&P 500 ETF (3715)
Unit value at beginning of period	$37.14	$28.45	$25.05	$24.95	$25.00	$25.00
Unit value at end of period	$41.45	$37.14	$28.45	$25.05	$24.95
Units outstanding at end of period	2,642	1,588	1,631	1,670	0	12-21-10

iShares Core S&P 500 ETF – GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	$36.46	$28.09	$24.89	$24.95	$25.00	$25.00
Unit value at end of period	$40.44	$36.46	$28.09	$24.89	$24.95
Units outstanding at end of period	24,800	29,031	33,270	30,066	0	12-21-10

iShares Core S&P 500 ETF – GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	$36.23	$27.98	$24.84	$24.95	$25.00	$25.00
Unit value at end of period	$40.10	$36.23	$27.98	$24.84	$24.95
Units outstanding at end of period	765	1,078	1,392	1,265	0	12-21-10

iShares Core S&P Mid-Cap ETF (3717)
Unit value at beginning of period	$36.40	$27.71	$23.89	$24.87	$25.00	$25.00
Unit value at end of period	$39.23	$36.40	$27.71	$23.89	$24.87
Units outstanding at end of period	1,365	970	970	970	0	12-21-10

iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	$35.73	$27.37	$23.74	$24.87	$25.00	$25.00
Unit value at end of period	$38.27	$35.73	$27.37	$23.74	$24.87
Units outstanding at end of period	7,868	8,796	10,282	9,462	0	12-21-10

iShares Core S&P Mid-Cap ETF – GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	$35.51	$27.26	$23.69	$24.87	$25.00	$25.00
Unit value at end of period	$37.96	$35.51	$27.26	$23.69	$24.87

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Units outstanding at end of period	2,472	2,728	2,899	791	0	12-21-10

iShares Core S&P Small-Cap ETF (3718)
Unit value at beginning of period	$38.86	$27.87	$24.47	$24.74	$25.00	$25.00
Unit value at end of period	$40.39	$38.86	$27.87	$24.47	$24.74
Units outstanding at end of period	888	690	690	690	0	12-21-10

iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	$38.15	$27.52	$24.32	$24.73	$25.00	$25.00
Unit value at end of period	$39.40	$38.15	$27.52	$24.32	$24.73
Units outstanding at end of period	3,869	4,132	5,132	4,692	0	12-21-10

iShares Core S&P Small-Cap ETF – GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	$37.91	$27.41	$24.27	$24.73	$25.00	$25.00
Unit value at end of period	$39.08	$37.91	$27.41	$24.27	$24.73
Units outstanding at end of period	1,274	1,274	1,369	291	0	12-21-10

iShares Core U.S. Aggregate Bond ETF (3710)
Unit value at beginning of period	$26.06	$27.06	$26.55	$25.10	$25.00	$25.00
Unit value at end of period	$27.14	$26.06	$27.06	$26.55	$25.10
Units outstanding at end of period	626	657	684	714	0	12-21-10

iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	$25.58	$26.73	$26.38	$25.09	$25.00	$25.00
Unit value at end of period	$26.47	$25.58	$26.73	$26.38	$25.09
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Core U.S. Aggregate Bond ETF – GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	$25.42	$26.62	$26.33	$25.09	$25.00	$25.00
Unit value at end of period	$26.26	$25.42	$26.62	$26.33	$25.09
Units outstanding at end of period	1,483	1,488	1,355	1,309	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF (3713)
Unit value at beginning of period	$29.85	$28.69	$26.19	$25.27	$25.00	$25.00
Unit value at end of period	$29.88	$29.85	$28.69	$26.19	$25.27
Units outstanding at end of period	212	223	235	240	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 1 (3713E02)

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Unit value at beginning of period	$29.30	$28.34	$26.03	$25.27	$25.00	$25.00
Unit value at end of period	$29.15	$29.30	$28.34	$26.03	$25.27
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF – GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	$29.12	$28.22	$25.97	$25.27	$25.00	$25.00
Unit value at end of period	$28.91	$29.12	$28.22	$25.97	$25.27
Units outstanding at end of period	1,370	1,428	1,200	193	0	12-21-10

iShares Intermediate Credit Bond ETF (3711)
Unit value at beginning of period	$26.83	$27.40	$26.05	$25.06	$25.00	$25.00
Unit value at end of period	$27.37	26.83	$27.40	$26.05	$25.06
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF – GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	$26.34	$27.06	$25.89	$25.05	$25.00	$25.00
Unit value at end of period	$26.71	$26.34	$27.06	$25.89	$25.05
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF – GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	$26.17	$26.95	$25.84	$25.05	$25.00	$25.00
Unit value at end of period	$26.49	$26.17	$26.95	$25.84	$25.05
Units outstanding at end of period	454	465	398	394	0	12-21-10

iShares International Treasury Bond ETF (3719)
Unit value at beginning of period	$25.83	$26.58	$25.64	$25.72	$25.00	$25.00
Unit value at end of period	$24.69	$25.83	$26.58	$25.64	$25.72
Units outstanding at end of period	761	477	477	477	0	12-21-10

iShares International Treasury Bond ETF – GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	$25.36	$26.25	$25.48	$25.72	$25.00	$25.00
Unit value at end of period	$24.09	$25.36	$26.25	$25.48	$25.72
Units outstanding at end of period	6,124	6,042	5,277	4,407	0

iShares International Treasury Bond ETF – GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	$25.20	$26.14	$25.43	$25.72	$25.00	$25.00
Unit value at end of period	$23.89	$25.20	$26.14	$25.43	$25.72
Units outstanding at end of period	48	287	359	376	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares S&P 500 Growth ETF (3714)
Unit value at beginning of period	$37.44	$28.67	$25.60	$24.96	$25.00	$25.00
Unit value at end of period	$42.18	$37.44	$28.67	$25.60	$24.96
Units outstanding at end of period	1,150	789	789	789	0	12-21-10

iShares S&P 500 Growth ETF – GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	$36.76	$28.31	$25.44	$24.96	$25.00	$25.00
Unit value at end of period	$41.16	$36.76	$28.31	$25.44	$24.96
Units outstanding at end of period	3,479	4,275	4,574	5,102	0	12-21-10

iShares S&P 500 Growth ETF – GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	$36.53	$28.20	$25.39	$24.96	$25.00	$25.00
Unit value at end of period	$40.82	$36.53	$28.20	$25.39	$24.96
Units outstanding at end of period	236	259	299	191	0	12-21-10

iShares S&P 500 Value ETF (3716)
Unit value at beginning of period	$36.66	$28.36	$24.56	$25.04	$25.00	$25.00
Unit value at end of period	$40.41	$36.66	$28.36	$24.56	$25.04
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares S&P 500 Value ETF – GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	$35.99	$28.01	$24.41	$25.03	$25.00	$25.00
Unit value at end of period	$39.42	$35.99	$28.01	$24.41	$25.03
Units outstanding at end of period	1,271	1,326	1,471	1,223	0	12-21-10

iShares S&P 500 Value ETF – GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	$35.77	$27.89	$24.36	$25.03	$25.00	$25.00
Unit value at end of period	$39.10	$35.77	$27.89	$24.36	$25.03
Units outstanding at end of period	249	261	311	203	0	12-21-10

iShares TIPS Bond ETF (3712)
Unit value at beginning of period	$26.21	$29.13	$27.88	$25.05	$25.00	$25.00
Unit value at end of period	$26.67	$26.21	$29.13	$27.88	$25.05
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares TIPS Bond ETF – GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	$25.72	$28.77	$27.71	$25.05	$25.00	$25.00

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Unit value at end of period	$26.02	$25.72	$28.77	$27.71	$25.05
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares TIPS Bond ETF– GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	$25.56	$28.65	$27.65	$25.05	$25.00	$25.00
Unit value at end of period	$25.81	$25.56	$28.65	$27.65	$25.05
Units outstanding at end of period	746	703	589	330	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares (3722)
Unit value at beginning of period	$30.26	$25.22	$21.03	$25.25	$25.00	$25.00
Unit value at end of period	$27.95	$30.26	$25.22	$21.03	$25.25
Units outstanding at end of period	950	698	698	698	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	$29.70	$24.91	$20.90	$25.25	$25.00	$25.00
Unit value at end of period	$27.26	$29.70	$24.91	$20.90	$25.25
Units outstanding at end of period	5,301	5,276	5,763	5,169	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares – GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	$29.52	$24.81	$20.85	$25.24	$25.00	$25.00
Unit value at end of period	$27.04	$29.52	$24.81	$20.85	$25.24
Units outstanding at end of period	134	226	309	320	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)
Unit value at beginning of period	$36.13	$28.40	$26.03	$25.00	$25.00	$25.00
Unit value at end of period	$39.07	$36.13	$28.40	$26.03	$25.00
Units outstanding at end of period	217	228	240	245	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	$35.47	$28.05	$25.87	$24.99	$25.00	$25.00
Unit value at end of period	$38.12	$35.47	$28.05	$25.87	$24.99
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares – GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	$35.25	$27.93	$25.81	$24.99	$25.00	$25.00
Unit value at end of period	$37.81	$35.25	$27.93	$25.81	$24.99
Units outstanding at end of period	7,835	8,223	8,572	3,929	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	$22.40	$23.94	$20.03	$25.67	$25.00	$25.00
Unit value at end of period	$22.00	$22.40	$23.94	$20.03	$25.67
Units outstanding at end of period	1,005	1,005	1,005	1,005	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	$21.99	$23.65	$19.91	$25.67	$25.00	$25.00
Unit value at end of period	$21.46	$21.99	$23.65	$19.91	$25.67
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares – GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	$21.86	$23.55	$19.86	$25.67	$25.00	$25.00
Unit value at end of period	$21.29	$21.86	$23.55	$19.86	$25.67
Units outstanding at end of period	3,329	3,275	2,727	1,105	—	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	$28.12	$29.23	$26.88	$25.11	$25.00	$25.00
Unit value at end of period	$29.74	$28.12	$29.23	$26.88	$25.11
Units outstanding at end of period	616	647	674	703	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	$27.60	$28.87	$26.71	$25.10	$25.00	$25.00
Unit value at end of period	$29.01	$27.60	$28.87	$26.71	$25.10
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares – GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	$27.43	$28.75	$26.66	$25.10	$25.00	$25.00
Unit value at end of period	$28.78	$27.43	$28.75	$26.66	$25.10
Units outstanding at end of period	1,051	1,049	961	987	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	$36.96	$28.24	$24.85	$25.07	$25.00	$25.00
Unit value at end of period	$41.17	$36.96	$28.24	$24.85	$25.07
Units outstanding at end of period	223	235	247	252	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Investment Strategy 1 (3724E02)
Unit value at beginning of period	$36.28	$27.89	$24.70	$25.07	$25.00	$25.00
Unit value at end of period	$40.17	$36.28	$27.89	$24.70	$25.07
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	$36.06	$27.78	$24.64	$25.07	$25.00	$25.00
Unit value at end of period	$39.84	$36.06	$27.78	$24.64	$25.07
Units outstanding at end of period	3,448	3,889	3,914	864	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares (3725)
Unit value at beginning of period	$37.28	$28.59	$25.20	$25.07	$25.00	$25.00
Unit value at end of period	$41.52	$37.28	$28.59	$25.20	$25.07
Units outstanding at end of period	710	745	776	809	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	$36.60	$28.23	$25.04	$25.07	$25.00	$25.00
Unit value at end of period	$40.50	$36.60	$28.23	$25.04	$25.07
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares – GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	$36.37	$28.12	$24.99	$25.07	$25.00	$25.00
Unit value at end of period	$40.17	$36.37	$28.12	$24.99	$25.07
Units outstanding at end of period	341	356	403	425	0	12-21-10

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	$31.62	$31.40	$27.25	$25.54	$25.00	$25.00
Unit value at end of period	$40.49	$31.62	$31.40	$27.25	$25.54
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	$31.04	$31.01	$27.08	$25.54	$25.00	$25.00
Unit value at end of period	$39.51	$31.04	$31.01	$27.08	$25.54
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares – GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	$30.85	$30.88	$27.02	$25.54	$25.00	$25.00
Unit value at end of period	$39.18	$30.85	$30.88	$27.02	$25.54

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date
Units outstanding at end of period	1,196	1,315	1,101	167	0	12-21-10

Vanguard Short-Term Bond Index Fund, ETF Shares (3729)
Unit value at beginning of period	$24.60	$25.01	—	—	—	$25.00
Unit value at end of period	$24.50	$24.60	$25.01
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E02)
Unit value at beginning of period	$24.35	$24.90	—	—	—	$25.00
Unit value at end of period	$24.10	$24.35	$24.90
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares (3729E03)
Unit value at beginning of period	$24.27	$24.87	—	—	—	$25.00
Unit value at end of period	$23.97	$24.27	$24.87
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	$26.07	$27.13	$26.58	$25.07	$25.00	$25.00
Unit value at end of period	$27.13	$26.07	$27.13	$26.58	$25.07
Units outstanding at end of period	2,603	717	717	717	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	$25.59	$26.79	$26.42	$25.07	$25.00	$25.00
Unit value at end of period	$26.47	$25.59	$26.79	$26.42	$25.07
Units outstanding at end of period	39,404	41,522	35,986	29,650	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares – GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	$25.44	$26.68	$26.36	$25.07	$25.00	$25.00
Unit value at end of period	$26.25	$25.44	$26.68	$26.36	$25.07
Units outstanding at end of period	15,391	15,668	12,545	4,069	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	$9.51	$9.67	$9.83	$10.00	$10.00	$10.00
Unit value at end of period	$9.35	$9.51	$9.67	$9.83	$10.00
Units outstanding at end of period	0	0	0	0	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	$9.34	$9.55	$9.77	$9.99	$10.00	$10.00
Unit value at end of period	$9.13	$9.34	$9.55	$9.77	$9.99
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio – GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	$9.28	$9.51	$9.75	$9.99	$10.00	$10.00
Unit value at end of period	$9.05	$9.28	$9.51	$9.75	$9.99
Units outstanding at end of period	0	0	0	0	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.              premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a premium

Example Assumptions

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•	The Contract Date is June 27.
•	The Owner’s age on Contract Date is 60 years.
•	The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.
•	A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.
•	Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.
•	No withdrawals are taken that would result in withdrawal charges under the contract.
•	The RMD is not higher than the LPA in any calendar year.
•	The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1 (F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	% (J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	% (J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	% (J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	% (K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)       The covered person’s age for each year is as of January 1.  Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)       In any year that an additional premium is added, it is assumed to be added on February 10.  For purposes of this example, we selected February 10 as the assumed date of additional premium payments.  Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)       Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)       Any withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)        The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)         The first calendar year begins on June 27, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).

The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•                  187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)       Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)      An additional premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•                  $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)           In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)           Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)      Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                  4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)        An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base. All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•                    $99,338       Account Value on June 27 of year 9

•                  -   $6,004       Withdrawal on October 8

•                  +$10,000       Premium on February 10

•                  -   $1,236       Market experience

•                  = $102,098   Account Value on June 27 of year 10

(M)    In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004).It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)       In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
Calendar	Covered Persons’ Ages		Withdrawal		Benefit			Hypothetical Account		Benefit Base after		Hypothetical Account	Annual		Adjusted Nonguaranteed		Benefit Base After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal
1(E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	%(H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)               The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)       Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)       Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1t, which are the two key dates in the GLWB Rider calculations.

(D)       The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)        The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)         In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)       In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)      January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                  4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)           A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

THIS PAGE INTENTIONALLY LEFT BLANK.

To request a copy of the Statement of Additional Information for the National Integrity VAROOM variable annuity dated May 1, 2015, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:	Address:

Phone:

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

VAROOM and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2015.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968.  The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which is paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by National Integrity was $3,847,204 in 2014, $4,045,138 in 2013, and $3,058,260 in 2012.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.  The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity National Integrity during the last calendar year.

BB&T Investment Services, Inc.	Frost Brokerage Services, Inc.
BOSC, Inc.	Hancock Investment Services, Inc.
Cetera Investment Services LLC	LPL Financial Corporation
Comerica Securities, Inc.	M&T Securities, Inc.
CUSO Financial Services, L.P.	RNR Securities, L.L.C.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to

2

year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge.  The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge. The cost of the guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs during the owner’s lifetime.  After death, distribution rules apply to traditional and Roth IRAs.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2014, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS
Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2014
With Report of Independent Registered
Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2014

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and

The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2014, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2014, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2015

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$403,889	$2	$403,891	$13.79	29,286
Touchstone Aggressive ETF (AnnuiChoice ®)	407,074	(1)	407,073	16.84	24,167
Touchstone Aggressive ETF (AnnuiChoice II)	601,086	(2)	601,084	20.08	29,933
Touchstone Aggressive ETF (GrandMaster flex3)	1,362,371	—	1,362,371	15.92	85,570
Touchstone Aggressive ETF (Grandmaster)	296,350	—	296,350	16.25	18,236
Touchstone Aggressive ETF (IQ Annuity)	980,999	—	980,999	16.09	60,988
Touchstone Aggressive ETF (Pinnacle)	791,169	—	791,169	16.25	48,684
Touchstone Aggressive ETF (Pinnacle IV)	1,259,147	(1)	1,259,146	16.09	78,279
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	36,890	—	36,890	14.79	2,494
Touchstone Aggressive ETF (Pinnacle Plus)	353,340	(1)	353,339	15.73	22,469
Touchstone Aggressive ETF (Pinnacle V)	869,180	—	869,180	19.62	44,293
Touchstone Baron Small Cap Growth (Pinnacle)	2,371,467	1	2,371,468	57.93	40,934
Touchstone Baron Small Cap Growth (Pinnacle IV)	2,623,905	(3)	2,623,902	33.38	78,616
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	17,383	—	17,383	58.36	298
Touchstone Baron Small Cap Growth (Pinnacle V)	2,394,934	3	2,394,937	17.42	137,497
Touchstone Baron Small Cap Growth (AdvantEdge)	534,789	3	534,792	19.19	27,863
Touchstone Baron Small Cap Growth (AnnuiChoice II)	608,676	(1)	608,675	21.24	28,655
Touchstone Baron Small Cap Growth (AnnuiChoice)	56,890	(2)	56,888	34.51	1,649
Touchstone Baron Small Cap Growth (GrandMaster flex3)	430,413	—	430,413	30.72	14,010
Touchstone Baron Small Cap Growth (Grandmaster)	1,433,048	1	1,433,049	27.03	53,009
Touchstone Baron Small Cap Growth (IQ Annuity)	1,456,177	(1)	1,456,176	31.77	45,841
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	117,282	(1)	117,281	19.52	6,008
Touchstone Baron Small Cap Growth (Pinnacle Plus)	765,537	(2)	765,535	30.80	24,852
Touchstone Conservative ETF (AdvantEdge)	223,364	—	223,364	12.68	17,616
Touchstone Conservative ETF (AnnuiChoice II)	390,392	1	390,393	14.61	26,713
Touchstone Conservative ETF (AnnuiChoice)	11,648	(2)	11,646	15.07	773
Touchstone Conservative ETF (GrandMaster flex3)	711,060	(2)	711,058	14.25	49,905
Touchstone Conservative ETF (Grandmaster)	195,613	2	195,615	14.54	13,450
Touchstone Conservative ETF (IQ Annuity)	1,237,665	1	1,237,666	14.39	85,980
Touchstone Conservative ETF (Pinnacle)	438,608	(1)	438,607	14.54	30,159
Touchstone Conservative ETF (Pinnacle IV)	1,836,419	2	1,836,421	14.40	127,572
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	76,856	—	76,856	12.15	6,323
Touchstone Conservative ETF (Pinnacle Plus)	625,077	2	625,079	14.07	44,415
Touchstone Conservative ETF Fund (Pinnacle V)	3,974,844	3	3,974,847	14.28	278,331
Touchstone Active Bond (AdvantEdge)	215,703	2	215,705	12.44	17,345
Touchstone Active Bond (AnnuiChoice II)	90,218	(1)	90,217	13.54	6,665
Touchstone Active Bond (AnnuiChoice)	233,809	—	233,809	15.82	14,783
Touchstone Active Bond (GrandMaster flex3)	50,415	(1)	50,414	14.29	3,529
Touchstone Active Bond (Grandmaster)	152,429	2	152,431	13.88	10,985
Touchstone Active Bond (IQ Annuity)	72,984	(1)	72,983	14.88	4,906
Touchstone Active Bond (Pinnacle)	124,297	(1)	124,296	14.72	8,446
Touchstone Active Bond (Pinnacle IV)	663,071	—	663,071	14.53	45,638
Touchstone Active Bond (Pinnacle II Reduced M&E)	8,741	1	8,742	14.82	590
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	27,281	1	27,282	10.90	2,503
Touchstone Active Bond (Pinnacle Plus)	96,170	1	96,171	13.24	7,261
Touchstone Active Bond (PinnacleV)	1,089,459	(1)	1,089,458	12.82	85,013
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	239,121	—	239,121	19.40	12,327
Touchstone GMAB Aggressive ETF (Pinnacle IV)	386,252	—	386,252	19.06	20,261
Touchstone GMAB Aggressive ETF (Pinnacle V)	361,964	2	361,966	18.95	19,098
Touchstone GMAB Conservative ETF (Pinnacle IV)	141,644	(1)	141,643	13.87	10,210
Touchstone GMAB Conservative ETF (Pinnacle V)	437,059	(1)	437,058	13.79	31,687
Touchstone GMAB Moderate ETF (Pinnacle IV)	1,320,905	1	1,320,906	16.70	79,113
Touchstone GMAB Moderate ETF(Pinnacle V)	1,635,252	(3)	1,635,249	16.60	98,511
Touchstone High Yield (AdvantEdge)	28,508	—	28,508	14.57	1,956
Touchstone High Yield (AnnuiChoice II)	28,695	(2)	28,693	15.44	1,858
Touchstone High Yield (AnnuiChoice)	87,865	(1)	87,864	21.97	4,000
Touchstone High Yield (GrandMaster flex3)	136,373	(2)	136,371	20.09	6,788
Touchstone High Yield (Grandmaster)	7,687	(2)	7,685	16.78	458
Touchstone High Yield (IQ Annuity)	130,608	2	130,610	21.12	6,184
Touchstone High Yield (Pinnacle)	321,904	1	321,905	20.26	15,890
Touchstone High Yield (Pinnacle IV)	963,308	1	963,309	20.00	48,166
Touchstone High Yield (Pinnacle II Reduced M&E)	4,169	(2)	4,167	20.41	204
Touchstone High Yield (Pinnacle Plus Reduced M&E)	55,108	2	55,110	12.15	4,535

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (Pinnacle Plus)	$448,198	$2	$448,200	$17.31	25,894
Touchstone High Yield (PinnacleV)	396,624	2	396,626	13.77	28,799
Touchstone Large Cap Core Equity (AdvantEdge)	167,638	—	167,638	15.32	10,941
Touchstone Large Cap Core Equity (AnnuiChoice II)	171,936	—	171,936	16.57	10,375
Touchstone Large Cap Core Equity (AnnuiChoice)	35,741	(1)	35,740	18.99	1,883
Touchstone Large Cap Core Equity (GrandMaster flex3)	39,529	1	39,530	19.41	2,036
Touchstone Large Cap Core Equity (Grandmaster)	71,905	—	71,905	18.81	3,824
Touchstone Large Cap Core Equity (IQ Annuity)	442,771	(1)	442,770	18.49	23,948
Touchstone Large Cap Core Equity (Pinnacle)	1,600,770	1	1,600,771	19.60	81,672
Touchstone Large Cap Core Equity (Pinnacle IV)	705,251	1	705,252	19.35	36,446
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	53,774	—	53,774	19.74	2,724
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	145,993	—	145,993	17.48	8,350
Touchstone Large Cap Core Equity (Pinnacle Plus)	168,633	(1)	168,632	19.80	8,516
Touchstone Large Cap Core Equity (PinnacleV)	627,675	1	627,676	13.37	46,958
Touchstone Mid Cap Growth (AdvantEdge)	56,280	(2)	56,278	16.00	3,518
Touchstone Mid Cap Growth (AnnuiChoice II)	133,165	(3)	133,162	18.66	7,136
Touchstone Mid Cap Growth (AnnuiChoice)	149,488	—	149,488	29.92	4,996
Touchstone Mid Cap Growth (GrandMaster flex3)	199,817	(2)	199,815	28.19	7,089
Touchstone Mid Cap Growth (Grandmaster)	162,894	(1)	162,893	23.76	6,857
Touchstone Mid Cap Growth (IQ Annuity)	364,503	2	364,505	30.18	12,080
Touchstone Mid Cap Growth (Pinnacle)	332,351	(1)	332,350	27.25	12,194
Touchstone Mid Cap Growth (Pinnacle IV)	968,617	(4)	968,613	26.91	35,999
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	386,985	(3)	386,982	16.77	23,074
Touchstone Mid Cap Growth (Pinnacle Plus)	293,005	2	293,007	27.28	10,739
Touchstone Mid Cap Growth (PinnacleV)	184,648	(4)	184,644	15.08	12,241
Touchstone Moderate ETF (AdvantEdge)	1,109,487	—	1,109,487	13.52	82,081
Touchstone Moderate ETF (AnnuiChoice II)	899,246	(1)	899,245	13.69	65,682
Touchstone Moderate ETF (AnnuiChoice)	236,687	(1)	236,686	16.32	14,500
Touchstone Moderate ETF (GrandMaster flex3)	926,291	(1)	926,290	15.43	60,036
Touchstone Moderate ETF (Grandmaster)	163,558	(3)	163,555	15.75	10,386
Touchstone Moderate ETF (IQ Annuity)	1,321,881	2	1,321,883	15.59	84,803
Touchstone Moderate ETF (Pinnacle)	548,671	2	548,673	15.75	34,839
Touchstone Moderate ETF (Pinnacle IV)	2,188,094	—	2,188,094	15.59	140,369
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	12,554	—	12,554	15.86	791
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	427,031	(1)	427,030	13.65	31,281
Touchstone Moderate ETF (Pinnacle Plus)	1,530,095	—	1,530,095	15.24	100,402
Touchstone Moderate ETF (Pinnacle V)	1,688,056	2	1,688,058	13.32	126,686
Touchstone Money Market (AdvantEdge)	1,451,917	—	1,451,917	9.27	156,556
Touchstone Money Market (AnnuiChoice II)	385,713	(1)	385,712	9.42	40,946
Touchstone Money Market (AnnuiChoice)	435,649	2	435,651	10.88	40,055
Touchstone Money Market (GrandMaster flex3)	1,585,219	—	1,585,219	10.05	157,694
Touchstone Money Market (Grandmaster)	2,004,050	—	2,004,050	10.32	194,267
Touchstone Money Market (IQ3)	7,135,532	5	7,135,537	10.28	693,800
Touchstone Money Market (Pinnacle)	1,355,263	2	1,355,265	10.31	131,391
Touchstone Money Market (Pinnacle IV)	1,703,848	(2)	1,703,846	10.18	167,317
Touchstone Money Market (Pinnacle II Reduced M&E)	28,457	(1)	28,456	10.39	2,739
Touchstone Money Market (Pinnacle Plus Reduced M&E)	167,917	(1)	167,916	9.53	17,614
Touchstone Money Market (Pinnacle Plus)	133,615	3	133,618	9.14	14,616
Touchstone Money Market (Pinnacle V)	1,420,940	1	1,420,941	9.21	154,361
Touchstone Third Avenue Value (AdvantEdge)	201,410	—	201,410	11.30	17,829
Touchstone Third Avenue Value (AnnuiChoice II)	309,778	(2)	309,776	11.75	26,359
Touchstone Third Avenue Value (AnnuiChoice)	259,147	—	259,147	20.29	12,774
Touchstone Third Avenue Value (GrandMaster flex3)	649,368	—	649,368	19.20	33,829
Touchstone Third Avenue Value (Grandmaster)	702,413	1	702,414	17.00	41,307
Touchstone Third Avenue Value (IQ Annuity)	1,448,742	(2)	1,448,740	18.95	76,459
Touchstone Third Avenue Value (Pinnacle)	2,516,010	4	2,516,014	58.41	43,073
Touchstone Third Avenue Value (Pinnacle IV)	2,039,393	2	2,039,395	19.71	103,482
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	72,860	—	72,860	58.84	1,238
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	230,339	1	230,340	12.91	17,835
Touchstone Third Avenue Value (Pinnacle Plus)	472,973	(2)	472,971	20.06	23,575
Touchstone Third Avenue Value (Pinnacle V)	809,085	—	809,085	9.65	83,810
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,093,846	3	1,093,849	14.80	73,886
Fidelity VIP Overseas (Pinnacle)	110,114	(2)	110,112	9.29	11,855
Fidelity VIP Overseas (Pinnacle IV)	154,587	1	154,588	9.22	16,773
Fidelity VIP Equity-Income (Grandmaster)	8,702,827	—	8,702,827	78.99	110,180
Fidelity VIP Equity-Income (Pinnacle)	1,269,953	(1)	1,269,952	22.39	56,722
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	14,334	1	14,335	22.55	636
Fidelity VIP Growth (Grandmaster)	4,819,641	(1)	4,819,640	99.43	48,471

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Initial Class (continued):
Fidelity VIP High Income (Grandmaster)	$1,887,808	$1	$1,887,809	$25.23	74,819
Fidelity VIP II Asset Manager (Grandmaster)	3,622,950	1	3,622,951	49.27	73,527
Fidelity VIP II Contrafund (Grandmaster)	10,864,487	—	10,864,487	64.53	168,367
Fidelity VIP II Contrafund (Pinnacle)	5,419,706	—	5,419,706	32.78	165,337
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	41,633	(1)	41,632	33.02	1,261
Fidelity VIP II Index 500 (Grandmaster)	3,785,017	—	3,785,017	51.34	73,718
Fidelity VIP II Index 500 (IQ3)	27,011	—	27,011	51.34	526
Fidelity VIP II Index 500 (Pinnacle)	2,431,476	2	2,431,478	14.62	166,336
Fidelity VIP II Index 500 (Pinnacle IV)	20,084	(1)	20,083	14.50	1,385
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	26,011	1	26,012	14.72	1,767
Fidelity VIP II Investment Grade Bond (Pinnacle)	837,509	(1)	837,508	13.18	63,556
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	1,311,645	2	1,311,647	13.08	100,314
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	4,693	1	4,694	13.27	354
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	32,913	(1)	32,912	13.54	2,431
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	41,460	1	41,461	12.97	3,196
Fidelity VIP II Investment Grade Bond (Grandmaster)	1,215,686	1	1,215,687	35.15	34,584
Fidelity VIP II Investment Grade Bond (IQ Annuity)	40,120	2	40,122	13.08	3,068
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	93,755	(1)	93,754	11.10	8,443
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	4,100	—	4,100	12.85	319
Fidelity VIP III Balanced (Grandmaster)	1,548,983	1	1,548,984	24.11	64,241
Fidelity VIP Overseas (AnnuiChoice)	1,638	(3)	1,635	9.54	172
Fidelity VIP Overseas (Grandmaster flex3)	30,660	1	30,661	9.14	3,353
Fidelity VIP Overseas (Grandmaster)	1,501,237	—	1,501,237	36.46	41,173
Fidelity VIP Overseas (IQ Annuity)	17,823	(3)	17,820	9.22	1,934
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	3,403	1	3,404	11.88	286
Fidelity VIP Overseas (Pinnacle Plus)	62,624	1	62,625	9.06	6,913
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	455,953	2	455,955	14.56	31,322
Fidelity VIP III Mid Cap (Grandmaster)	1,648,541	(1)	1,648,540	52.59	31,348
Fidelity VIP III Mid Cap (Pinnacle)	2,538,580	(3)	2,538,577	54.00	47,014
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	7,676	—	7,676	54.39	141
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	182,694	(3)	182,691	16.25	11,243
Fidelity VIP Asset Manager (AdvantEdge)	79,941	(3)	79,938	12.82	6,236
Fidelity VIP Asset Manager (AnnuiChoice II)	179,958	2	179,960	15.20	11,836
Fidelity VIP Asset Manager (AnnuiChoice)	72,892	(1)	72,891	17.81	4,092
Fidelity VIP Asset Manager (GrandMaster flex3)	23,730	—	23,730	15.71	1,510
Fidelity VIP Asset Manager (Pinnacle)	43,597	1	43,598	16.06	2,715
Fidelity VIP Asset Manager (Pinnacle IV)	360,197	—	360,197	15.88	22,677
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	43,749	(1)	43,748	13.03	3,357
Fidelity VIP Asset Manager (Pinnacle Plus)	82,016	—	82,016	16.22	5,056
Fidelity VIP Asset Manager (Pinnacle V)	375,766	(1)	375,765	13.26	28,328
Fidelity VIP Balanced (AdvantEdge)	724,360	2	724,362	14.67	49,365
Fidelity VIP Balanced (AnnuiChoice II)	469,441	1	469,442	16.30	28,808
Fidelity VIP Balanced (AnnuiChoice)	314,945	1	314,946	19.90	15,825
Fidelity VIP Balanced (GrandMaster flex3)	124,879	(4)	124,875	19.66	6,352
Fidelity VIP Balanced (Grandmaster)	442,548	—	442,548	18.23	24,280
Fidelity VIP Balanced (IQ3)	211,365	—	211,365	17.61	12,005
Fidelity VIP Balanced (Pinnacle)	387,386	—	387,386	18.23	21,254
Fidelity VIP Balanced (Pinnacle IV)	1,341,075	3	1,341,078	19.89	67,413
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	119,792	—	119,792	14.74	8,127
Fidelity VIP Balanced (Pinnacle Plus)	439,303	2	439,305	18.09	24,282
Fidelity VIP Balanced (Pinnacle V)	1,169,426	2	1,169,428	13.84	84,503
Fidelity VIP Contrafund (AdvantEdge)	1,947,737	2	1,947,739	14.85	131,181
Fidelity VIP Contrafund (AnnuiChoice II)	937,838	(1)	937,837	17.18	54,590
Fidelity VIP Contrafund (AnnuiChoice)	927,344	2	927,346	26.68	34,757
Fidelity VIP Contrafund (GrandMaster flex3)	1,038,711	—	1,038,711	24.82	41,847
Fidelity VIP Contrafund (IQ Advisor Standard)	12,860	—	12,860	24.24	530
Fidelity VIP Contrafund (IQ3)	1,919,655	1	1,919,656	22.65	84,745
Fidelity VIP Contrafund (Pinnacle IV)	4,853,050	1	4,853,051	25.95	187,040
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	542,499	1	542,500	17.00	31,909
Fidelity VIP Contrafund (Pinnacle Plus)	1,867,961	2	1,867,963	24.64	75,818
Fidelity VIP Contrafund (Pinnacle V)	7,444,497	1	7,444,498	14.48	514,188
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	3,887	(1)	3,886	14.15	275
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	34,793	—	34,793	14.32	2,430
Fidelity VIP Disciplined Small Cap (GrandMaster)	18,257	1	18,258	13.93	1,310
Fidelity VIP Disciplined Small Cap (IQ Annuity)	76,344	(1)	76,343	13.82	5,523
Fidelity VIP Disciplined Small Cap (Pinnacle)	138,548	—	138,548	13.93	9,945

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	$76,179	$2	$76,181	$13.82	5,511
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	78,835	(4)	78,831	13.59	5,801
Fidelity VIP Disciplined Small Cap (Pinnacle V)	79,481	(1)	79,480	13.81	5,756
Fidelity VIP Equity-Income (AnnuiChoice II)	387,812	(1)	387,811	14.14	27,420
Fidelity VIP Equity-Income (AdvantEdge)	166,429	(3)	166,426	13.44	12,380
Fidelity VIP Equity-Income (AnnuiChoice)	277,509	—	277,509	18.63	14,895
Fidelity VIP Equity-Income (GrandMaster flex3)	160,341	—	160,341	18.47	8,683
Fidelity VIP Equity-Income (IQ3)	417,840	1	417,841	16.60	25,166
Fidelity VIP Equity-Income (Pinnacle IV)	1,312,504	(1)	1,312,503	18.53	70,831
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	332,773	(2)	332,771	16.92	19,668
Fidelity VIP Equity-Income (Pinnacle Plus)	686,653	—	686,653	18.78	36,568
Fidelity VIP Equity-Income (Pinnacle V)	1,144,260	(3)	1,144,257	11.44	99,993
Fidelity VIP Freedom 2010 (Advantedge)	121,883	2	121,885	12.76	9,549
Fidelity VIP Freedom 2010 (AnnuiChoice II)	110,481	1	110,482	12.93	8,543
Fidelity VIP Freedom 2010 (GrandMaster flex3)	7,840	—	7,840	12.54	625
Fidelity VIP Freedom 2010 (GrandMaster)	15,421	2	15,423	12.73	1,211
Fidelity VIP Freedom 2010 (Pinnacle)	99,686	(1)	99,685	12.73	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV)	275,270	(2)	275,268	12.63	21,789
Fidelity VIP Freedom 2010 (Pinnacle Plus)	14,917	1	14,918	12.42	1,201
Fidelity VIP Freedom 2010 (Pinnacle V)	789,796	(2)	789,794	12.44	63,471
Fidelity VIP Freedom 2015 (AdvantEdge)	152,741	—	152,741	12.78	11,949
Fidelity VIP Freedom 2015 (AnnuiChoice II)	19,603	2	19,605	12.87	1,523
Fidelity VIP Freedom 2015 (GrandMaster flex3)	7,862	(1)	7,861	12.48	630
Fidelity VIP Freedom 2015 (Pinnacle IV)	377,691	(1)	377,690	12.57	30,036
Fidelity VIP Freedom 2015 (Pinnacle Plus)	81,902	(4)	81,898	12.36	6,626
Fidelity VIP Freedom 2015 (Pinnacle V)	674,498	1	674,499	12.37	54,532
Fidelity VIP Freedom 2020 (AdvantEdge)	1,352	(1)	1,351	12.68	107
Fidelity VIP Freedom 2020 (AnnuiChoice II)	63,250	1	63,251	12.64	5,006
Fidelity VIP Freedom 2020 (GrandMaster)	9,214	—	9,214	12.44	741
Fidelity VIP Freedom 2020 (Pinnacle IV)	434,777	—	434,777	12.34	35,222
Fidelity VIP Freedom 2020 (Pinnacle Plus)	17,020	—	17,020	12.13	1,403
Fidelity VIP Freedom 2020 (Pinnacle V)	203,597	(2)	203,595	12.12	16,804
Fidelity VIP Freedom 2025 (Advantedge)	1,357	1	1,358	13.20	103
Fidelity VIP Freedom 2025 (Pinnacle IV)	8,702	(1)	8,701	12.81	679
Fidelity VIP Freedom 2025 (Pinnacle V)	451,439	—	451,439	12.57	35,920
Fidelity VIP Freedom 2030 (Pinnacle IV)	3,140	4	3,144	12.40	253
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	23,376	—	23,376	14.25	1,641
Fidelity VIP Freedom 2030 (Pinnacle Plus)	16,692,868	—	16,692,868	12.19	1,369,888
Fidelity VIP Freedom 2030 (Pinnacle V)	176,058	1	176,059	12.14	14,507
Fidelity VIP Growth (AnnuiChoice II)	361,116	—	361,116	17.56	20,567
Fidelity VIP Growth (GrandMaster)	566,573	1	566,574	15.35	36,901
Fidelity VIP Growth (AdvantEdge)	93,996	(3)	93,993	14.29	6,578
Fidelity VIP Growth (AnnuiChoice)	92,930	1	92,931	17.18	5,408
Fidelity VIP Growth (GrandMaster flex3)	70,046	(4)	70,042	19.26	3,637
Fidelity VIP Growth (IQ3)	135,785	—	135,785	12.77	10,632
Fidelity VIP Growth (Pinnacle)	79,296	(1)	79,295	15.35	5,164
Fidelity VIP Growth (Pinnacle IV)	535,122	(3)	535,119	17.41	30,745
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	14,013	1	14,014	17.86	784
Fidelity VIP Growth (Pinnacle Plus)	388,815	1	388,816	19.39	20,052
Fidelity VIP Growth (Pinnacle V)	460,941	(1)	460,940	14.95	30,842
Fidelity VIP High Income (AdvantEdge)	43,485	1	43,486	14.19	3,064
Fidelity VIP High Income (AnnuiChoice II)	121,571	—	121,571	15.10	8,049
Fidelity VIP High Income (AnnuiChoice)	220,290	(3)	220,287	21.61	10,192
Fidelity VIP High Income (GrandMaster flex3)	110,673	(1)	110,672	18.95	5,839
Fidelity VIP High Income (IQ3)	280,055	4	280,059	17.06	16,420
Fidelity VIP High Income (Pinnacle)	42,041	—	42,041	16.82	2,499
Fidelity VIP High Income (Pinnacle IV)	251,839	(1)	251,838	19.18	13,130
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	974	—	974	12.09	81
Fidelity VIP High Income (Pinnacle Plus)	170,941	—	170,941	17.41	9,820
Fidelity VIP High Income (Pinnacle V)	408,865	1	408,866	13.43	30,443
Fidelity VIP II Index 500 (Pinnacle)	738,033	(2)	738,031	14.34	51,467
Fidelity VIP II Index 500 (Pinnacle IV)	2,880,265	(2)	2,880,263	14.23	202,427
Fidelity VIP II Index 500 (Pinnacle V)	5,706,057	—	5,706,057	13.85	412,075
Fidelity VIP Index 500 (AdvantEdge)	1,041,692	(1)	1,041,691	15.52	67,116
Fidelity VIP Index 500 (AnnuiChoice II)	1,143,677	—	1,143,677	14.56	78,524
Fidelity VIP Index 500 (AnnuiChoice)	387,535	—	387,535	18.54	20,902
Fidelity VIP Index 500 (Grandmaster flex3)	401,345	2	401,347	14.12	28,428
Fidelity VIP Index 500 (Grandmaster)	2,555,381	(1)	2,555,380	14.34	178,202
Fidelity VIP Index 500 (IQ3)	853,695	4	853,699	16.00	53,370

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	$553,415	$(1)	$553,414	$17.87	30,966
Fidelity VIP Index 500 (Pinnacle Plus)	1,079,156	(1)	1,079,155	20.61	52,368
Fidelity VIP Investment Grade Bond (AdvantEdge)	809,524	2	809,526	12.54	64,578
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	698,868	(1)	698,867	13.51	51,743
Fidelity VIP Investment Grade Bond (AnnuiChoice)	212,788	1	212,789	16.76	12,694
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	84,935	—	84,935	13.66	6,219
Fidelity VIP Investment Grade Bond (GrandMaster)	394,527	1	394,528	12.93	30,523
Fidelity VIP Investment Grade Bond (IQ3)	421,245	1	421,246	16.05	26,252
Fidelity VIP Investment Grade Bond (Pinnacle)	185,832	(1)	185,831	13.96	13,315
Fidelity VIP Investment Grade Bond (Pinnacle IV)	994,602	(3)	994,599	13.81	72,040
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	29,447	(1)	29,446	14.06	2,095
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	81,217	(2)	81,215	10.99	7,393
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	78,310	—	78,310	13.42	5,837
Fidelity VIP Investment Grade Bond (Pinnacle V)	6,545,243	(2)	6,545,241	12.77	512,583
Fidelity VIP Mid Cap (AdvantEdge)	726,029	1	726,030	15.36	47,257
Fidelity VIP Mid Cap (AnnuiChoice II)	596,148	(1)	596,147	17.61	33,848
Fidelity VIP Mid Cap (AnnuiChoice)	295,304	1	295,305	34.47	8,566
Fidelity VIP Mid Cap (GrandMaster flex3)	302,154	1	302,155	31.13	9,706
Fidelity VIP Mid Cap (Grandmaster)	426,956	1	426,957	26.11	16,351
Fidelity VIP Mid Cap (IQ Annuity)	1,012,205	3	1,012,208	31.49	32,142
Fidelity VIP Mid Cap (Pinnacle)	450,324	—	450,324	15.25	29,521
Fidelity VIP Mid Cap (Pinnacle IV)	1,294,277	(2)	1,294,275	32.04	40,400
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	1,734	(1)	1,733	15.37	113
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	547,418	—	547,418	14.58	37,541
Fidelity VIP Mid Cap (Pinnacle Plus)	639,305	(2)	639,303	30.86	20,715
Fidelity VIP Mid Cap (Pinnacle V)	2,088,339	4	2,088,343	14.90	140,159
Fidelity VIP Overseas (AdvantEdge)	376,788	1	376,789	9.28	40,584
Fidelity VIP Overseas (AnnuiChoice II)	203,078	(2)	203,076	11.04	18,389
Fidelity VIP Overseas (AnnuiChoice)	187,993	(2)	187,991	16.77	11,208
Fidelity VIP Overseas (GrandMaster flex3)	105,497	2	105,499	14.68	7,189
Fidelity VIP Overseas (GrandMaster)	210,100	(2)	210,098	9.11	23,055
Fidelity VIP Overseas (IQ3)	371,669	2	371,671	12.71	29,247
Fidelity VIP Overseas (Pinnacle)	366,738	2	366,740	15.00	24,455
Fidelity VIP Overseas (Pinnacle IV)	467,064	(1)	467,063	14.84	31,484
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	37,994	—	37,994	11.77	3,229
Fidelity VIP Overseas (Pinnacle Plus)	237,514	1	237,515	17.94	13,241
Fidelity VIP Overseas (Pinnacle V)	965,054	(1)	965,053	8.82	109,397
Fidelity VIP Target Volatility (AdvantEdge)*	23,027	—	23,027	10.71	2,151
Fidelity VIP Target Volatility (Pinnacle V)*	58,831	—	58,831	10.71	5,491
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	2,500,851	(1)	2,500,850	21.13	118,378
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	9,461	1	9,462	21.28	445
Franklin Income VIP Fund (Pinnacle)	5,042,930	(3)	5,042,927	23.49	214,721
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	269,825	(1)	269,824	23.66	11,406
JP Morgan IT Mid Cap Value (AnnuiChoice)	2,028	2	2,030	28.96	70
JP Morgan IT Mid Cap Value (GrandMaster flex3)	115,664	(1)	115,663	28.06	4,123
JP Morgan IT Mid Cap Value (Grandmaster)	81,440	(3)	81,437	28.38	2,869
JP Morgan IT Mid Cap Value (IQ3)	60,728	1	60,729	28.22	2,152
JP Morgan IT Mid Cap Value (Pinnacle)	95,068	(4)	95,064	28.38	3,350
JP Morgan IT Mid Cap Value (Pinnacle IV)	683,533	1	683,534	28.22	24,223
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	189,154	—	189,154	19.29	9,804
JP Morgan IT Mid Cap Value (Pinnacle Plus)	85,324	1	85,325	27.86	3,062
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	9,843	2	9,845	23.58	417
Morgan Stanley UIF Emerging Markets Debt (IQ3)	1,377	(2)	1,375	23.03	60
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	225,095	(2)	225,093	28.81	7,813
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	69,843	2	69,845	23.34	2,992
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	14,177	(1)	14,176	29.02	488
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	4,796	1	4,797	14.44	332
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	29,996	(2)	29,994	34.28	875
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	123,046	(2)	123,044	31.83	3,866
Morgan Stanley UIF U.S. Real Estate (IQ3)	74,287	(1)	74,286	32.21	2,306
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	773,881	4	773,885	43.10	17,955
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	1,414,582	2	1,414,584	34.52	40,983
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)	310,051	(1)	310,050	20.20	15,345
Franklin Growth and Income VIP Fund (AdvantEdge)	147,386	1	147,387	14.58	10,111
Franklin Growth and Income VIP Fund (AnnuiChoice II)	263,272	(2)	263,270	14.83	17,756
Franklin Growth and Income VIP Fund (AnnuiChoice)	189,245	(1)	189,244	21.39	8,849
Franklin Growth and Income VIP Fund (GrandMaster flex3)	303,578	(3)	303,575	20.01	15,174

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Grandmaster)	$754,040	$(1)	$754,039	$20.50	36,786
Franklin Growth and Income VIP Fund (IQ Annuity)	865,389	—	865,389	20.25	42,735
Franklin Growth and Income VIP Fund (Pinnacle)	800,806	—	800,806	12.72	62,973
Franklin Growth and Income VIP Fund (Pinnacle IV)	1,911,026	(2)	1,911,024	20.25	94,369
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	878	(2)	876	12.81	69
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	188,393	1	188,394	16.61	11,344
Franklin Growth and Income VIP Fund (Pinnacle Plus)	385,361	1	385,362	18.90	20,390
Franklin Growth and Income VIP Fund (Pinnacle V)	1,100,143	2	1,100,145	12.24	89,877
Franklin Income VIP Fund (AdvantEdge)	370,025	1	370,026	13.75	26,920
Franklin Income VIP Fund (AnnuiChoice II)	679,260	1	679,261	14.87	45,671
Franklin Income VIP Fund (AnnuiChoice)	171,578	(2)	171,576	23.78	7,216
Franklin Income VIP Fund (GrandMaster flex3)	1,270,350	(2)	1,270,348	22.24	57,113
Franklin Income VIP Fund (Grandmaster)	945,174	(2)	945,172	22.79	41,474
Franklin Income VIP Fund (IQ Annuity)	1,144,244	2	1,144,246	22.51	50,823
Franklin Income VIP Fund (Pinnacle IV)	2,439,222	(2)	2,439,220	22.51	108,338
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	296,633	(1)	296,632	13.49	21,985
Franklin Income VIP Fund (Pinnacle Plus)	609,200	—	609,200	19.49	31,251
Franklin Income VIP Fund (Pinnacle V)	7,261,692	3	7,261,695	12.66	573,518
Franklin Large Cap Growth VIP Fund (AdvantEdge)	203,422	—	203,422	14.61	13,922
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	229,833	—	229,833	15.89	14,460
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	77,991	(4)	77,987	20.96	3,722
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	10,274	1	10,275	19.60	524
Franklin Large Cap Growth VIP Fund (Grandmaster)	36,569	—	36,569	20.09	1,821
Franklin Large Cap Growth VIP Fund (IQ Annuity)	301,442	(2)	301,440	19.84	15,191
Franklin Large Cap Growth VIP Fund (Pinnacle)	125,727	3	125,730	20.09	6,260
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	600,846	1	600,847	19.84	30,279
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	5,798	(3)	5,795	20.23	287
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	74,531	—	74,531	16.13	4,622
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	141,735	—	141,735	17.64	8,034
Franklin Large Cap Growth VIP Fund (Pinnacle V)	998,155	3	998,158	13.03	76,605
Franklin Mutual Shares VIP Fund (AdvantEdge)	1,725,221	2	1,725,223	13.12	131,462
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	657,714	3	657,717	13.95	47,147
Franklin Mutual Shares VIP Fund (AnnuiChoice)	243,159	2	243,161	22.81	10,659
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	737,218	—	737,218	21.34	34,547
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	11,671	2	11,673	19.36	603
Franklin Mutual Shares VIP Fund (IQ Annuity)	300,390	—	300,390	21.60	13,907
Franklin Mutual Shares VIP Fund (Pinnacle)	566,295	(3)	566,292	21.86	25,900
Franklin Mutual Shares VIP Fund (Pinnacle IV)	1,178,933	(1)	1,178,932	21.60	54,578
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	841	(1)	840	22.02	38
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	85,995	(1)	85,994	15.36	5,599
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	417,102	2	417,104	19.35	21,556
Franklin Mutual Shares VIP Fund (Pinnacle V)	4,014,955	—	4,014,955	11.56	347,273
Franklin Mutual Shares VIP Fund(Grandmaster)	463,777	—	463,777	21.86	21,211
Franklin Small Cap Value VIP Fund (AdvantEdge)	76,641	1	76,642	16.16	4,744
Franklin Small Cap Value VIP Fund (Annuichoice II)	38,698	2	38,700	14.21	2,724
Franklin Small Cap Value VIP Fund (Annuichoice)	24,886	1	24,887	14.37	1,732
Franklin Small Cap Value VIP Fund (Grandmaster)	156,786	—	156,786	13.99	11,210
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	21,549	—	21,549	13.77	1,565
Franklin Small Cap Value VIP Fund (IQ Annuuity)	196,377	(1)	196,376	13.88	14,151
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	8,087	—	8,087	16.82	481
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	68,966	(1)	68,965	13.64	5,056
Franklin Small Cap Value VIP Fund (Pinnacle)	172,080	1	172,081	13.99	12,304
Franklin Small Cap Value VIP Fund (Pinnacle IV)	140,798	(2)	140,796	13.88	10,146
Franklin Small Cap Value VIP Fund (Pinnacle V)	375,002	(2)	375,000	13.74	27,302
Invesco VI American Franchise (AdvantEdge)	13,492	—	13,492	16.14	836
Invesco VI American Franchise (AnnuiChoice II)	16,598	(1)	16,597	18.55	895
Invesco VI American Franchise (GrandMaster flex3)	12,870	(10)	12,860	22.40	575
Invesco VI American Franchise (Grandmaster)	5,469	—	5,469	22.95	238
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	2,387	—	2,387	16.34	146
Invesco VI American Franchise (Pinnacle Plus)	106,477	(1)	106,476	19.58	5,439
Invesco VI Comstock (AdvantEdge)	228,343	(1)	228,342	15.43	14,801
Invesco VI Comstock (AnnuiChoice II)	302,756	(2)	302,754	15.82	19,133
Invesco VI Comstock (AnnuiChoice)	55,383	2	55,385	25.28	2,190
Invesco VI Comstock (GrandMaster flex3)	128,988	—	128,988	23.65	5,454
Invesco VI Comstock (Grandmaster)	192,436	—	192,436	24.23	7,941
Invesco VI Comstock (IQ Annuity)	26,104	3	26,107	23.94	1,090
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	76,358	(1)	76,357	17.50	4,364
Invesco VI Comstock (Pinnacle Plus)	67,632	1	67,633	21.35	3,167
Invesco VI American Value (AdvantEdge)	399,142	(1)	399,141	16.27	24,537

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice II)	$209,771	$—	$209,771	$16.77	12,509
Invesco VI American Value (AnnuiChoice)	2,789	—	2,789	16.94	165
Invesco VI American Value (Grandmaster)	28,532	—	28,532	16.54	1,725
Invesco VI American Value (IQ Annuity)	112,107	(2)	112,105	16.43	6,822
Invesco VI American Value (Pinnacle Plus Reduced M&E)	32,758	1	32,759	17.84	1,836
Invesco VI American Value (Pinnacle Plus)	252,690	—	252,690	16.19	15,608
Invesco VI American Franchise (Pinnacle)	20,892	2	20,894	22.95	910
Invesco VI American Franchise (Pinnacle IV)	151,641	1	151,642	22.68	6,688
Invesco VI American Franchise (Pinnacle V)	123,602	—	123,602	15.56	7,945
Invesco VI Comstock (Pinnacle)	89,165	(1)	89,164	24.23	3,679
Invesco VI Comstock (Pinnacle IV)	312,037	(1)	312,036	23.94	13,034
Invesco VI Comstock (Pinnacle II Reduced M&E)	2,238	—	2,238	24.41	92
Invesco VI Comstock (Pinnacle V)	1,003,232	1	1,003,233	13.16	76,239
Invesco VI International Growth Class II (Advantedge)	101,994	—	101,994	10.97	9,299
Invesco VI International Growth Class II (IQ Advisor Enhanced)	163,804	—	163,804	11.15	14,686
Invesco VI International Growth Class II (Pinnacle Plus)	80,628	(2)	80,626	11.07	7,283
Invesco VI International Growth Class II (Pinnacle)	80,473	1	80,474	11.03	7,296
Invesco VI International Growth Class II (Pinnacle V)	472,226	(1)	472,225	10.99	42,974
Invesco VI American Value II (Pinnacle V)	443,942	(2)	443,940	16.32	27,199
Invesco VI American Value II (Pinnacle)	21,472	(1)	21,471	16.54	1,298
Invesco VI American Value II (Pinnacle IV)	67,655	(1)	67,654	16.43	4,117
Templeton Foreign VIP (Pinnacle)	248,513	—	248,513	20.45	12,151
Templeton Foreign VIP (Pinnacle IV)	927,670	(2)	927,668	20.21	45,912
Templeton Foreign VIP (Pinnacle II Reduced M&E)	1,772	—	1,772	20.60	86
Templeton Foreign VIP (Pinnacle V)	1,514,586	1	1,514,587	9.61	157,526
Templeton Foreign VIP Fund (AnnuiChoice II)	274,752	(1)	274,751	11.80	23,281
Templeton Foreign VIP Fund (AnnuiChoice)	64,722	(2)	64,720	21.34	3,033
Templeton Foreign VIP Fund (AdvantEdge)	477,844	1	477,845	10.11	47,262
Templeton Foreign VIP Fund (GrandMaster flex3)	342,014	1	342,015	19.96	17,134
Templeton Foreign VIP Fund (Grandmaster)	119,090	2	119,092	20.45	5,823
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	77,924	(2)	77,922	11.29	6,904
Templeton Foreign VIP Fund (Pinnacle Plus)	422,490	—	422,490	18.29	23,096
Templeton Global Bond VIP Fund (Pinnacle)*	63,866	—	63,866	9.79	6,527
Templeton Global Bond VIP Fund (Grandmaster)*	6,185	1	6,186	9.79	632
Templeton Global Bond VIP Fund (GrandMaster flex3)*	46,836	(1)	46,835	9.75	4,803
Templeton Global Bond VIP Fund (Pinnacle V)*	51,524	(1)	51,523	9.77	5,274
Templeton Global Bond VIP Fund (Pinnacle IV)*	178,358	—	178,358	9.75	18,289
Templeton Global Bond VIP Fund (AnnuiChoice II)*	292,425	(1)	292,424	9.82	29,783
Templeton Growth VIP Fund (AdvantEdge)	94,096	1	94,097	11.56	8,143
Templeton Growth VIP Fund (AnnuiChoice II)	97,177	—	97,177	11.96	8,128
Templeton Growth VIP Fund (AnnuiChoice)	27,208	—	27,208	20.59	1,322
Templeton Growth VIP Fund (GrandMaster flex3)	391,082	1	391,083	19.26	20,307
Templeton Growth VIP Fund (Grandmaster)	99,998	1	99,999	19.73	5,068
Templeton Growth VIP Fund (IQ Advisor Standard)	10,974	1	10,975	16.77	655
Templeton Growth VIP Fund (IQ Annuity)	241,535	(2)	241,533	19.49	12,391
Templeton Growth VIP Fund (Pinnacle)	146,904	—	146,904	19.73	7,445
Templeton Growth VIP Fund (Pinnacle IV)	790,506	2	790,508	19.49	40,551
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	11,328	2	11,330	19.88	570
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	50,960	—	50,960	14.07	3,623
Templeton Growth VIP Fund (Pinnacle Plus)	235,696	3	235,699	17.56	13,424
Templeton Growth VIP Fund (Pinnacle V)	812,296	3	812,299	9.93	81,764
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	166,462	(3)	166,459	12.87	12,933
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	72,850	3	72,853	13.49	5,399
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	95,279	(2)	95,277	13.65	6,980
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	126,963	—	126,963	13.08	9,707
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	1,147	—	1,147	22.37	51
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	154,630	2	154,632	22.10	6,997
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	58,026	1	58,027	13.18	4,402
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	44,708	—	44,708	10.82	4,133
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	127,760	(2)	127,758	19.00	6,726
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	388,206	3	388,209	13.01	29,846
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	375,580	—	375,580	7.91	47,457
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	62,432	2	62,434	12.43	5,024
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	90,769	—	90,769	33.18	2,736
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	149,306	(4)	149,302	31.03	4,811
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	345,104	—	345,104	31.80	10,853
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	331,705	(2)	331,703	31.41	10,560
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	134,731	(2)	134,729	31.80	4,237
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	536,766	(4)	536,762	31.41	17,087

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	$36,775	$1	$36,776	$9.07	4,056
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	440,051	(2)	440,049	26.86	16,381
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	861,604	2	861,606	9.01	95,582
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	86,731	(2)	86,729	15.90	5,455
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	631,662	(1)	631,661	28.71	21,998
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	315,031	1	315,032	14.95	21,078
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	153,548	1	153,549	11.80	13,016
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	4,347	(1)	4,346	11.94	364
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	64,777	—	64,777	11.44	5,665
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	82,087	—	82,087	34.61	2,372
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	247,535	3	247,538	34.19	7,240
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	648,308	(4)	648,304	11.52	56,254
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	1,127,101	(2)	1,127,099	12.22	92,208
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	299,294	—	299,294	13.20	22,672
BlackRock Capital Appreciation VI (AnnuiChoice II)	109,033	—	109,033	13.42	8,122
BlackRock Capital Appreciation VI (Annuichoice)	311	2	313	13.50	23
BlackRock Capital Appreciation VI (Grandmaster flex3)	9,157	2	9,159	13.23	692
BlackRock Capital Appreciation VI Class III (Grandmaster)	4,971	—	4,971	13.32	373
BlackRock Capital Appreciation VI Class III (Pinnacle)	9,193	1	9,194	13.32	690
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	56,446	1	56,447	13.28	4,252
BlackRock Capital Appreciation VI Class III (Pinnacle V)	798,631	(3)	798,628	13.23	60,384
BlackRock Global Allocation VI (Advantedge)	515,471	1	515,472	10.90	47,281
BlackRock Global Allocation VI (AnnuiChoice II)	112,272	(2)	112,270	11.09	10,127
BlackRock Global Allocation VI (Annuichoice)	39,244	1	39,245	11.15	3,520
BlackRock Global Allocation VI (Grandmaster flex3)	198,253	(2)	198,251	10.92	18,151
BlackRock Global Allocation VI (Grandmaster)	10,279	3	10,282	11.00	934
BlackRock Global Allocation VI Class III (Pinnacle)	20,966	2	20,968	11.00	1,905
BlackRock Global Allocation VI Class III (Pinnacle IV)	39,342	(3)	39,339	10.96	3,588
BlackRock Global Allocation VI Class III (Pinnacle V)	190,961	(2)	190,959	10.92	17,483
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	105,581	7	105,588	10.59	9,966
Non-Affiliated Class 4:
American Funds Global Growth (AdvantEdge)*	8,426	1	8,427	10.52	801
American Funds Global Growth (AnnuiChoice II)*	19,580	(2)	19,578	10.57	1,853
American Funds Global Growth (Pinnacle)*	408	—	408	10.54	39
American Funds Global Growth (Pinnacle V)*	31,109	3	31,112	10.52	2,957
American Funds Growth (AnnuiChoice II)*	61,531	2	61,533	11.16	5,513
American Funds Growth (Pinnacle)*	2,406	—	2,406	11.14	216
American Funds Growth-Income (AnnuiChoice II)*	499,814	10	499,824	11.39	43,884
American Funds Growth-Income (GrandMaster)*	21,990	1	21,991	11.37	1,935
American Funds Growth-Income (Pinnacle)*	11,286	1	11,287	11.37	993
American Funds Growth-Income (Pinnacle IV)*	31,412	132	31,544	11.35	2,767
American Funds Growth-Income (Pinnacle V)*	131,526	6	131,532	11.34	11,597
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	95	—	95	10.46	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	69,589	1	69,590	10.45	6,661
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	1,646	—	1,646	10.40	158
American Funds Managed Risk Asset Allocation (Pinnacle)*	10,049	—	10,049	10.43	964
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	19,635	—	19,635	10.41	1,885
American Funds Managed Risk Asset Allocation (Pinnacle V)*	781,466	16	781,482	10.40	75,117
American Funds New World (AnnuiChoice II)*	6,678	—	6,678	9.37	713
American Funds New World (Pinnacle)*	19,273	(32)	19,241	9.35	2,062
American Funds New World (Pinnacle IV)*	29,857	—	29,857	9.34	3,198
American Funds New World (Pinnacle V)*	67,360	(3)	67,357	9.33	7,223
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	566,308	—	566,308	25.23	22,449
Deutsche Small Cap Index VIP (Pinnacle IV)	10,632	(1)	10,631	24.61	432
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	3,120	1	3,121	25.41	123
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	46,254	(1)	46,253	14.50	3,190
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	19,295	2	19,297	14.75	1,308
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	3,953	—	3,953	14.83	267
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	215,497	1	215,498	14.53	14,832
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	41,615	2	41,617	14.64	2,843
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	52,352	—	52,352	14.64	3,577
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	51,003	(1)	51,002	14.58	3,497
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	24,229	—	24,229	14.75	1,643
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	223,001	—	223,001	14.46	15,418
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	208,483	2	208,485	14.53	14,349
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	235,443	(1)	235,442	21.03	11,195

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	$88,848	$—	$88,848	$21.58	4,117
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	15,556	(1)	15,555	21.09	738
Columbia VIT Small Cap Value Class 2 (Grandmaster)	43,110	1	43,111	21.34	2,021
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	101,860	—	101,860	20.95	4,863
Columbia VIT Small Cap Value Class 2 (Pinnacle)	6,641	(1)	6,640	21.34	311
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	42,306	1	42,307	21.21	1,994
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	404,394	(2)	404,392	21.09	19,173
Deutsche Small Cap Index (AdvantEdge)	37,813	—	37,813	16.50	2,292
Deutsche Small Cap Index (AnnuiChoice II)	92,242	3	92,245	16.25	5,677
Deutsche Small Cap Index (AnnuiChoice)	24,453	(1)	24,452	23.32	1,048
Deutsche Small Cap Index (GrandMaster flex3)	77,074	(1)	77,073	23.43	3,289
Deutsche Small Cap Index (Grandmaster)	25,285	(3)	25,282	20.12	1,256
Deutsche Small Cap Index (IQ3)	103,081	(2)	103,079	21.84	4,721
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	161,502	(1)	161,501	16.99	9,504
Deutsche Small Cap Index (Pinnacle Plus)	82,225	—	82,225	22.48	3,658
Deutsche Small Cap Index VIP (Pinnacle IV)	247,682	2	247,684	21.84	11,342
Deutsche Small Cap Index VIP (Pinnacle V)	189,390	2	189,392	13.86	13,663
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	203,214	—	203,214	12.14	16,744
Pimco VIT All Asset (IQ Annuity)	138,415	(1)	138,414	12.17	11,376
Pimco VIT All Asset (Pinnacle)	48,685	1	48,686	12.25	3,974
Pimco VIT All Asset (AnnuiChoice II)	216,743	(3)	216,740	12.52	17,309
Pimco VIT All Asset (AnnuiChoice)	18,339	—	18,339	12.54	1,462
Pimco VIT All Asset (GrandMaster flex3)	88,027	—	88,027	12.08	7,284
Pimco VIT All Asset (Grandmaster)	386,660	1	386,661	12.25	31,566
Pimco VIT All Asset (Pinnacle IV)	964,197	(2)	964,195	12.26	78,621
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	16,212	—	16,212	11.16	1,453
Pimco VIT All Asset (Pinnacle Plus)	173,063	—	173,063	11.99	14,438
Pimco VIT All Asset (Pinnacle V)	357,555	1	357,556	12.18	29,359
Pimco VIT Commodity Real Return (Pinnacle)	114,544	—	114,544	5.21	21,984
Pimco VIT Commodity Real Return (Pinnacle IV)	92,796	1	92,797	5.21	17,801
Pimco VIT Commodity Real Return (Pinnacle V)	819,786	2	819,788	5.18	158,360
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	406,904	(1)	406,903	5.16	78,877
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	124,688	(1)	124,687	5.32	23,426
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	4,173	(1)	4,172	5.34	782
Pimco VIT Commodity Real Return Strategy (Grandmaster)	110,467	(2)	110,465	5.21	21,201
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	144,907	(1)	144,906	5.18	28,000
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	16,123	—	16,123	5.14	3,136
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	27,632	1	27,633	6.94	3,979
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	106,895	(1)	106,894	5.10	20,965
Pimco VIT Long Term Government (AnnuiChoice II)	4,630	1	4,631	10.37	447
Pimco VIT Low Duration (AnnuiChoice II)	124,474	(2)	124,472	11.55	10,776
Pimco VIT Low Duration (AnnuiChoice)	3,657	2	3,659	11.70	312
Pimco VIT Low Duration (GrandMaster flex3)	98,955	—	98,955	11.28	8,776
Pimco VIT Low Duration (Grandmaster)	203,343	—	203,343	11.43	17,792
Pimco VIT Low Duration (IQ Annuity)	638,707	1	638,708	11.35	56,266
Pimco VIT Low Duration (Pinnacle)	26,288	—	26,288	11.43	2,300
Pimco VIT Low Duration (Pinnacle IV)	45,395	5	45,400	11.31	4,013
Pimco VIT Low Duration (AdvantEdge)	140,872	—	140,872	11.20	12,583
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	2,044	—	2,044	10.17	201
Pimco VIT Low Duration (Pinnacle Plus)	131,968	1	131,969	11.18	11,800
Pimco VIT Low Duration (Pinnacle V)	906,221	1	906,222	11.23	80,663
Pimco VIT Real Return (Pinnacle IV)	100,692	(3)	100,689	11.79	8,538
Pimco VIT Real Return (AdvantEdge)	115,238	3	115,241	11.67	9,874
Pimco VIT Real Return (AnnuiChoice II)	158,689	1	158,690	12.04	13,178
Pimco VIT Real Return (AnnuiChoice)	96,625	—	96,625	12.17	7,937
Pimco VIT Real Return (GrandMaster flex3)	42,974	(2)	42,972	11.73	3,664
Pimco VIT Real Return (Grandmaster)	31,882	(1)	31,881	11.89	2,682
Pimco VIT Real Return (IQ Annuity)	248,255	(1)	248,254	11.81	21,023
Pimco VIT Real Return (Pinnacle)	90,759	(1)	90,758	11.89	7,634
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	13,762	(1)	13,761	10.37	1,327
Pimco VIT Real Return (Pinnacle Plus)	200,896	2	200,898	11.63	17,268
Pimco VIT Real Return (Pinnacle V)	892,980	1	892,981	11.71	76,248
Pimco VIT Total Return (Pinnacle V)	10,512,013	8	10,512,021	13.13	800,650
Pimco VIT Total Return (AdvantEdge)	4,987,587	5	4,987,592	13.08	381,205
Pimco VIT Total Return (AnnuiChoice II)	1,797,522	(11)	1,797,511	13.50	133,156
Pimco VIT Total Return (AnnuiChoice)	287,327	(1)	287,326	13.44	21,374
Pimco VIT Total Return (GrandMaster flex3)	437,149	1	437,150	12.95	33,750
Pimco VIT Total Return (Grandmaster)	800,586	1	800,587	13.13	60,979

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Total Return (IQ Annuity)	$926,025	$6	$926,031	$13.04	71,013
Pimco VIT Total Return (Pinnacle)	621,831	—	621,831	13.13	47,364
Pimco VIT Total Return (Pinnacle IV)	535,215	(3)	535,212	13.22	40,482
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	20,110	(1)	20,109	10.82	1,859
Pimco VIT Total Return (Pinnacle Plus)	750,295	57	750,352	12.85	58,400
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	21,630	(3)	21,627	7.57	2,857
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	17,587	(1)	17,586	7.52	2,337
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	259,713	1	259,714	7.48	34,732
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	103,887	—	103,887	7.45	13,936
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	39,265	1	39,266	7.67	5,123
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	13,312	(1)	13,311	7.74	1,721
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	3,937	—	3,937	7.48	526
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	8,126	(1)	8,125	7.57	1,073
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	1,148	—	1,148	7.52	153
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	11,862	—	11,862	9.16	1,295
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	22,734	2	22,736	7.42	3,063
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	140,847	2	140,849	8.79	16,026
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	99,587	2	99,589	9.07	10,982
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	109,695	1	109,696	9.03	12,142
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	21,591	—	21,591	8.70	2,480
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	54,998	(2)	54,996	8.82	6,233
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	78,550	—	78,550	8.76	8,963
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	162,680	—	162,680	8.82	18,438
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	20,611	—	20,611	8.88	2,321
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	27,587	—	27,587	10.90	2,531
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	48,511	—	48,511	8.63	5,619
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	143,254	2	143,256	8.82	16,243
Guggenheim VT Long Short Equity (AdvantEdge)	19,612	(1)	19,611	10.05	1,952
Guggenheim VT Long Short Equity (AnnuiChoice II)	79,648	(1)	79,647	10.37	7,682
Guggenheim VT Long Short Equity (AnnuiChoice)	3,942	(1)	3,941	10.18	387
Guggenheim VT Long Short Equity (GrandMaster flex3)	5,561	(1)	5,560	9.81	567
Guggenheim VT Long Short Equity (Grandmaster)	6,947	1	6,948	9.94	699
Guggenheim VT Long Short Equity (IQ Annuity)	10,298	(1)	10,297	9.87	1,043
Guggenheim VT Long Short Equity (Pinnacle)	25,955	(1)	25,954	9.94	2,611
Guggenheim VT Long Short Equity (Pinnacle IV)	26,519	—	26,519	10.15	2,612
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	12,614	1	12,615	11.76	1,073
Guggenheim VT Long Short Equity (Pinnacle Plus)	33,471	(1)	33,470	9.73	3,440
Guggenheim VT Long Short Equity (Pinnacle V)	71,865	(4)	71,861	10.08	7,127
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)	16,983	1	16,984	27.14	626
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	38,940	—	38,940	26.26	1,483
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	506,668	(1)	506,667	24.99	20,275
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	12,027	1	12,028	26.49	454
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	27,004	—	27,004	26.45	1,021
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	445,898	(1)	445,897	25.75	17,318
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	19,256	—	19,256	25.81	746
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	11,723	1	11,724	23.71	494
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	101,597	—	101,597	23.08	4,402
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,346	(21)	6,325	29.88	212
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	39,609	1	39,610	28.91	1,370
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	113,109	(2)	113,107	29.34	3,855
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	133,591	(1)	133,590	28.56	4,677
iShares S&P 500 Growth Index ETF (Varoom)	48,527	1	48,528	42.18	1,150
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	143,195	(16)	143,179	41.16	3,479
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	9,653	1	9,654	40.82	236
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	64,251	—	64,251	41.15	1,562
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	1,211,867	(2)	1,211,865	40.31	30,062
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	19,755	(1)	19,754	40.06	493
iShares Core S&P 500 Index ETF (Varoom)	109,520	—	109,520	41.45	2,642
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	1,002,818	(269)	1,002,549	40.44	24,800
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	30,684	(2)	30,682	40.10	765
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	436,537	2	436,539	41.56	10,504
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	17,548,470	—	17,548,470	40.72	430,963
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	955,627	—	955,627	40.46	23,618
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	50,117	1	50,118	39.42	1,271
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,730	(1)	9,729	39.10	249
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	91,123	(1)	91,122	41.70	2,185
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	320,693	1	320,694	40.85	7,850

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	$94,197	$2	$94,199	$40.60	2,320
iShares Core S&P MidCap Index ETF (Varoom)	53,536	—	53,536	39.23	1,365
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	301,140	(1)	301,139	38.27	7,868
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	93,851	3	93,854	37.96	2,472
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	132,045	(1)	132,044	40.56	3,255
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	4,808,367	1	4,808,368	39.74	120,997
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	310,419	(1)	310,418	39.49	7,861
iShares Core S&P Small Cap Index ETF (Varoom)	35,866	—	35,866	40.39	888
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	152,431	—	152,431	39.40	3,869
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	49,770	2	49,772	39.08	1,274
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	65,409	—	65,409	41.69	1,569
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,435,501	—	2,435,501	40.84	59,632
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	272,314	1	272,315	40.58	6,710
iShares S&P Citigroup International Treasury Bond (Varoom)	18,798	—	18,798	24.69	761
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	147,515	2	147,517	24.09	6,124
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	1,137	—	1,137	23.89	48
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	31,151	3	31,154	24.58	1,268
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	2,312,877	(2)	2,312,875	24.08	96,058
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	2,777	(1)	2,776	23.93	116
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	8,470	1	8,471	39.07	217
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	296,226	1	296,227	37.81	7,835
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	218,700	—	218,700	37.82	5,782
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	846,596	1	846,597	36.82	22,990
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	22,108	—	22,108	22.00	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	70,870	1	70,871	21.29	3,329
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	78,984	—	78,984	25.67	3,077
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	180,574	2	180,576	24.99	7,226
Vanguard Tax-Managed International ETF (Varoom)	26,538	—	26,538	27.95	950
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	144,519	—	144,519	27.26	5,301
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	3,634	(1)	3,633	27.04	134
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	31,941	(2)	31,939	31.46	1,015
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	2,293,246	(1)	2,293,245	30.83	74,394
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	102,829	(1)	102,828	30.63	3,357
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	18,332	1	18,333	29.74	616
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	30,240	(2)	30,238	28.78	1,051
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	37,602	1	37,603	28.02	1,342
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	9,098	—	9,098	27.28	334
Vanguard Large-Cap Index ETF (Varoom)	9,184	—	9,184	41.17	223
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	137,350	—	137,350	39.84	3,448
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	35,032	2	35,034	41.55	843
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	352,449	2	352,451	40.45	8,712
Vanguard Mega Cap Index ETF (Varoom)	29,459	—	29,459	41.52	710
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	13,704	—	13,704	40.17	341
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	85,818	1	85,819	40.42	2,123
Vanguard REIT Index ETF (Varoom GLWB 2)	46,863	1	46,864	39.18	1,196
Vanguard REIT Index ETF (Varoom GLWB 3)	29,858	(1)	29,857	39.08	764
Vanguard REIT Index ETF (Varoom GLWB 5)	198,022	(2)	198,020	38.05	5,205
Vanguard Total Bond Market Index ETF (Varoom)	70,606	1	70,607	27.13	2,603
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	1,042,920	—	1,042,920	26.47	39,404
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	404,010	—	404,010	26.25	15,391
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	339,769	—	339,769	25.58	13,282
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	16,425,535	1	16,425,536	25.06	655,384
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,126,460	(2)	1,126,458	24.90	45,232
Vanguard VI Money Market (Varoom GLWB 3)	24,279	(37)	24,242	9.46	2,567
Vanguard VI Money Market (Varoom GLWB 5)	5,131	(4)	5,127	9.21	557
Vanguard Short Term Bond ETF (Varoom GLWB 3)	68,912	(1)	68,911	24.40	2,824
Vanguard Short Term Bond ETF (Varoom GLWB 5)	26,085	(2)	26,083	23.84	1,094

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$—	$7,308	$(7,308)	$48,114	$8,343	$85,720	$62,631	$(23,089)	$33,368	$26,060
Touchstone Aggressive ETF (AnnuiChoice ®)	—	4,385	(4,385)	93,159	8,357	99,728	29,040	(70,688)	30,828	26,443
Touchstone Aggressive ETF (AnnuiChoice II)	—	7,710	(7,710)	109,115	12,313	192,667	121,276	(71,391)	50,037	42,327
Touchstone Aggressive ETF (GrandMaster flex3)	—	22,227	(22,227)	21,640	29,472	139,408	192,307	52,899	104,011	81,784
Touchstone Aggressive ETF (Grandmaster)	—	4,010	(4,010)	958	6,079	7,079	21,176	14,097	21,134	17,124
Touchstone Aggressive ETF (IQ Annuity)	—	14,215	(14,215)	40,921	20,110	177,763	184,686	6,923	67,954	53,739
Touchstone Aggressive ETF (Pinnacle)	—	11,064	(11,064)	23,836	16,720	39,183	56,454	17,271	57,827	46,763
Touchstone Aggressive ETF (Pinnacle IV)	—	23,581	(23,581)	292,801	26,285	354,899	148,760	(206,139)	112,947	89,366
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	—	218	(218)	677	756	218	863	645	2,078	1,860
Touchstone Aggressive ETF (Pinnacle Plus)	—	5,039	(5,039)	26,525	7,273	36,495	24,553	(11,942)	21,856	16,817
Touchstone Aggressive ETF (Pinnacle V)	—	14,808	(14,808)	92,898	17,859	170,182	127,039	(43,143)	67,614	52,806
Touchstone Baron Small Cap Growth (Pinnacle)	—	31,078	(31,078)	139,225	82,760	359,032	227,181	(131,851)	90,134	59,056
Touchstone Baron Small Cap Growth (Pinnacle IV)	—	32,447	(32,447)	387,994	92,892	548,428	178,717	(369,711)	111,175	78,728
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	—	184	(184)	21	609	2,240	2,252	12	642	458
Touchstone Baron Small Cap Growth (Pinnacle V)	—	36,192	(36,192)	122,687	84,019	301,918	188,377	(113,541)	93,165	56,973
Touchstone Baron Small Cap Growth (AdvantEdge)	—	13,499	(13,499)	59,785	18,746	92,983	34,005	(58,978)	19,553	6,054
Touchstone Baron Small Cap Growth (AnnuiChoice II)	—	7,704	(7,704)	73,811	21,046	121,664	46,888	(74,776)	20,081	12,377
Touchstone Baron Small Cap Growth (AnnuiChoice)	—	746	(746)	9,888	1,993	13,795	3,308	(10,487)	1,394	648
Touchstone Baron Small Cap Growth (GrandMaster flex3)	—	6,767	(6,767)	37,986	15,500	133,618	96,006	(37,612)	15,874	9,107
Touchstone Baron Small Cap Growth (Grandmaster)	—	12,287	(12,287)	20,451	50,498	31,058	37,752	6,694	77,643	65,356
Touchstone Baron Small Cap Growth (IQ Annuity)	—	19,726	(19,726)	12,794	51,187	455,202	444,047	(11,155)	52,826	33,100
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	—	714	(714)	(299)	4,109	(496)	1,067	1,563	5,373	4,659
Touchstone Baron Small Cap Growth (Pinnacle Plus)	—	12,160	(12,160)	67,253	26,877	85,686	7,166	(78,520)	15,610	3,450
Touchstone Conservative ETF (AdvantEdge)	2,614	4,117	(1,503)	7,246	7,397	3,389	(457)	(3,846)	10,797	9,294
Touchstone Conservative ETF (AnnuiChoice II)	4,573	4,606	(33)	8,432	12,934	31,875	26,253	(5,622)	15,744	15,711
Touchstone Conservative ETF (AnnuiChoice)	136	112	24	377	385	589	234	(355)	407	431
Touchstone Conservative ETF (GrandMaster flex3)	8,315	12,719	(4,404)	59,017	23,494	113,597	64,999	(48,598)	33,913	29,509
Touchstone Conservative ETF (Grandmaster)	2,288	2,693	(405)	2,879	6,469	25,351	23,700	(1,651)	7,697	7,292
Touchstone Conservative ETF (IQ Annuity)	14,481	18,812	(4,331)	60,050	41,180	124,291	74,474	(49,817)	51,413	47,082
Touchstone Conservative ETF (Pinnacle)	5,128	6,353	(1,225)	14,005	14,493	35,657	25,790	(9,867)	18,631	17,406
Touchstone Conservative ETF (Pinnacle IV)	21,474	31,030	(9,556)	261,180	60,679	313,123	81,212	(231,911)	89,948	80,392
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	899	1,845	(946)	2,186	6,505	—	(2,130)	(2,130)	6,561	5,615
Touchstone Conservative ETF (Pinnacle Plus)	8,146	17,737	(9,591)	184,176	24,965	172,708	8,500	(164,208)	44,933	35,342
Touchstone Conservative ETF Fund (Pinnacle V)	46,515	61,321	(14,806)	135,799	133,699	298,289	186,506	(111,783)	157,715	142,909
Touchstone Active Bond (AdvantEdge)	5,531	3,326	2,205	(13)	—	(12,192)	(10,139)	2,053	2,040	4,245
Touchstone Active Bond (AnnuiChoice II)	2,310	946	1,364	933	—	(2,444)	(2,679)	(235)	698	2,062
Touchstone Active Bond (AnnuiChoice)	5,983	2,404	3,579	(289)	—	(15,105)	(11,771)	3,334	3,045	6,624
Touchstone Active Bond (GrandMaster flex3)	1,290	966	324	(1,687)	—	(6,510)	(3,445)	3,065	1,378	1,702

See accompanying notes.

* - 2014 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Active Bond (Grandmaster)	$3,902	$2,146	$1,756	$(959)	$—	$(13,438)	$(10,374)	$3,064	$2,105	$3,861
Touchstone Active Bond (IQ Annuity)	1,867	1,260	607	(366)	—	(6,350)	(4,533)	1,817	1,451	2,058
Touchstone Active Bond (Pinnacle)	3,180	2,053	1,127	(2,479)	—	(13,532)	(8,306)	5,226	2,747	3,874
Touchstone Active Bond (Pinnacle IV)	16,966	10,544	6,422	(22,615)	—	(87,164)	(51,768)	35,396	12,781	19,203
Touchstone Active Bond (Pinnacle II Reduced M&E)	224	101	123	(47)	—	(749)	(580)	169	122	245
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	698	786	(88)	(9)	—	(2,404)	(513)	1,891	1,882	1,794
Touchstone Active Bond (Pinnacle Plus)	2,461	1,965	496	(4,951)	—	(12,335)	(4,750)	7,585	2,634	3,130
Touchstone Active Bond (PinnacleV)	27,903	14,924	12,979	(3,327)	—	(73,390)	(64,424)	8,966	5,639	18,618
Touchstone Enhanced ETF (Pinnacle V)	—	(175)	175	—	—	—	—	—	—	175
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	—	4,132	(4,132)	4,130	4,906	92,233	100,180	7,947	16,983	12,851
Touchstone GMAB Aggressive ETF (Pinnacle IV)	—	8,062	(8,062)	29,740	7,922	136,750	127,705	(9,045)	28,617	20,555
Touchstone GMAB Aggressive ETF (Pinnacle V)	—	8,845	(8,845)	34,898	7,424	161,071	147,342	(13,729)	28,593	19,748
Touchstone GMAB Conservative ETF (Pinnacle IV)	1,656	2,895	(1,239)	787	4,681	24,664	24,668	4	5,472	4,233
Touchstone GMAB Conservative ETF (Pinnacle V)	5,112	9,358	(4,246)	2,087	14,444	76,294	76,595	301	16,832	12,586
Touchstone GMAB Moderate ETF (Pinnacle IV)	21,510	42,926	(21,416)	641,320	—	947,207	428,265	(518,942)	122,378	100,962
Touchstone GMAB Moderate ETF(Pinnacle V)	26,629	35,446	(8,817)	61,265	—	533,551	556,090	22,539	83,804	74,987
Touchstone High Yield (AdvantEdge)	2,588	484	2,104	(174)	—	(3,199)	(5,385)	(2,186)	(2,360)	(256)
Touchstone High Yield (AnnuiChoice II)	2,606	224	2,382	(66)	—	(1,891)	(4,766)	(2,875)	(2,941)	(559)
Touchstone High Yield (AnnuiChoice)	7,977	1,003	6,974	(851)	—	(8,652)	(14,259)	(5,607)	(6,458)	516
Touchstone High Yield (GrandMaster flex3)	14,761	2,803	11,958	(6,241)	—	(15,449)	(22,188)	(6,739)	(12,980)	(1,022)
Touchstone High Yield (Grandmaster)	698	226	472	(1,410)	—	(2,108)	(887)	1,221	(189)	283
Touchstone High Yield (IQ Annuity)	11,860	2,511	9,349	16,028	—	4,034	(19,210)	(23,244)	(7,216)	2,133
Touchstone High Yield (Pinnacle)	29,223	5,412	23,811	(7,145)	—	(37,231)	(52,789)	(15,558)	(22,703)	1,108
Touchstone High Yield (Pinnacle IV)	87,443	18,395	69,048	(49,995)	—	(130,691)	(144,899)	(14,208)	(64,203)	4,845
Touchstone High Yield (Pinnacle II Reduced M&E)	378	49	329	(21)	—	(344)	(666)	(322)	(343)	(14)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	5,004	475	4,529	(1,138)	—	(1,883)	(7,076)	(5,193)	(6,331)	(1,802)
Touchstone High Yield (Pinnacle Plus)	40,694	5,462	35,232	(9,754)	—	(31,074)	(62,274)	(31,200)	(40,954)	(5,722)
Touchstone High Yield (PinnacleV)	36,002	7,376	28,626	(15,845)	—	(48,145)	(64,147)	(16,002)	(31,847)	(3,221)
Touchstone Large Cap Core Equity (AdvantEdge)	1,629	2,541	(912)	6,786	—	34,195	47,706	13,511	20,297	19,385
Touchstone Large Cap Core Equity (AnnuiChoice II)	1,670	1,638	32	12,580	—	24,821	30,087	5,266	17,846	17,878
Touchstone Large Cap Core Equity (AnnuiChoice)	347	377	(30)	3,584	—	13,331	14,636	1,305	4,889	4,859
Touchstone Large Cap Core Equity (GrandMaster flex3)	389	913	(524)	11,435	—	19,372	15,949	(3,423)	8,012	7,488
Touchstone Large Cap Core Equity (Grandmaster)	698	866	(168)	1,524	—	9,536	16,840	7,304	8,828	8,660
Touchstone Large Cap Core Equity (IQ Annuity)	4,298	6,054	(1,756)	2,636	—	107,085	158,214	51,129	53,765	52,009
Touchstone Large Cap Core Equity (Pinnacle)	15,520	22,009	(6,489)	148,724	—	624,735	686,829	62,094	210,818	204,329
Touchstone Large Cap Core Equity (Pinnacle IV)	6,850	10,347	(3,497)	49,358	—	204,912	245,969	41,057	90,415	86,918
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	522	554	(32)	161	—	10,974	17,309	6,335	6,496	6,464
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	1,417	1,766	(349)	5,779	—	2,924	18,438	15,514	21,293	20,944
Touchstone Large Cap Core Equity (Pinnacle Plus)	1,637	3,414	(1,777)	58,564	—	89,422	51,915	(37,507)	21,057	19,280
Touchstone Large Cap Core Equity (PinnacleV)	6,107	9,433	(3,326)	89,001	—	160,065	148,520	(11,545)	77,456	74,130
Touchstone Mid Cap Growth (AdvantEdge)	—	914	(914)	4,003	6,830	16,335	12,217	(4,118)	6,715	5,801

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice II)	$—	$1,669	$(1,669)	$34,580	$16,040	$45,752	$12,697	$(33,055)	$17,565	$15,896
Touchstone Mid Cap Growth (AnnuiChoice)	—	1,430	(1,430)	5,497	18,152	67,021	61,038	(5,983)	17,666	16,236
Touchstone Mid Cap Growth (GrandMaster flex3)	—	3,242	(3,242)	27,839	24,847	102,889	75,160	(27,729)	24,957	21,715
Touchstone Mid Cap Growth (Grandmaster)	—	4,139	(4,139)	66,652	19,257	60,268	(1,172)	(61,440)	24,469	20,330
Touchstone Mid Cap Growth (IQ Annuity)	—	4,996	(4,996)	(6)	44,220	129,915	127,783	(2,132)	42,082	37,086
Touchstone Mid Cap Growth (Pinnacle)	1	5,299	(5,298)	60,228	40,615	101,147	42,204	(58,943)	41,900	36,602
Touchstone Mid Cap Growth (Pinnacle IV)	(1)	16,112	(16,113)	324,492	117,667	377,081	58,924	(318,157)	124,002	107,889
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(1)	3,763	(3,764)	18,723	46,994	15,135	(14,520)	(29,655)	36,062	32,298
Touchstone Mid Cap Growth (Pinnacle Plus)	—	17,024	(17,024)	598,982	35,575	555,267	(21,547)	(576,814)	57,743	40,719
Touchstone Mid Cap Growth (PinnacleV)	—	3,726	(3,726)	67,123	22,248	62,995	(627)	(63,622)	25,749	22,023
Touchstone Moderate ETF (AdvantEdge)	18,103	18,088	15	26,433	—	197,926	229,603	31,677	58,110	58,125
Touchstone Moderate ETF (AnnuiChoice II)	14,650	10,172	4,478	11,913	—	209,945	242,571	32,626	44,539	49,017
Touchstone Moderate ETF (AnnuiChoice)	3,854	2,571	1,283	65,505	—	104,615	51,136	(53,479)	12,026	13,309
Touchstone Moderate ETF (GrandMaster flex3)	15,104	15,387	(283)	65,915	—	293,113	278,090	(15,023)	50,892	50,609
Touchstone Moderate ETF (Grandmaster)	2,663	2,125	538	1,075	—	23,554	30,327	6,773	7,848	8,386
Touchstone Moderate ETF (IQ Annuity)	21,526	19,487	2,039	45,302	—	408,676	431,556	22,880	68,182	70,221
Touchstone Moderate ETF (Pinnacle)	8,934	7,706	1,228	26,211	—	140,484	143,148	2,664	28,875	30,103
Touchstone Moderate ETF (Pinnacle IV)	35,629	38,518	(2,889)	483,877	—	871,320	536,869	(334,451)	149,426	146,537
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	204	141	63	244	—	1,844	2,257	413	657	720
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	7,046	2,796	4,250	4,620	—	8,620	11,745	3,125	7,745	11,995
Touchstone Moderate ETF (Pinnacle Plus)	24,949	28,187	(3,238)	310,054	—	639,436	420,194	(219,242)	90,812	87,574
Touchstone Moderate ETF (Pinnacle V)	27,523	30,538	(3,015)	184,908	—	316,828	239,652	(77,176)	107,732	104,717
Touchstone Money Market (AdvantEdge)	178	28,565	(28,387)	—	—	(2)	(2)	—	—	(28,387)
Touchstone Money Market (AnnuiChoice II)	41	4,766	(4,725)	—	—	(2)	(2)	—	—	(4,725)
Touchstone Money Market (AnnuiChoice)	45	4,470	(4,425)	—	—	(6)	(6)	—	—	(4,425)
Touchstone Money Market (GrandMaster flex3)	89	13,772	(13,683)	—	—	(4)	(4)	—	—	(13,683)
Touchstone Money Market (Grandmaster)	194	26,361	(26,167)	—	—	(25)	(25)	—	—	(26,167)
Touchstone Money Market (IQ3)	377	54,709	(54,332)	—	—	(11)	(11)	—	—	(54,332)
Touchstone Money Market (Pinnacle)	170	23,107	(22,937)	—	—	(21)	(21)	—	—	(22,937)
Touchstone Money Market (Pinnacle IV)	237	34,620	(34,383)	—	—	(30)	(30)	—	—	(34,383)
Touchstone Money Market (Pinnacle II Reduced M&E)	3	315	(312)	—	—	—	—	—	—	(312)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	16	1,814	(1,798)	—	—	—	—	—	—	(1,798)
Touchstone Money Market (Pinnacle Plus)	26	4,457	(4,431)	—	—	(7)	(7)	—	—	(4,431)
Touchstone Money Market (Pinnacle V)	218	34,011	(33,793)	—	—	(5)	(5)	—	—	(33,793)
Touchstone Third Avenue Value (AdvantEdge)	11,828	3,896	7,932	25,445	—	47,806	7,689	(40,117)	(14,672)	(6,740)
Touchstone Third Avenue Value (AnnuiChoice II)	18,144	3,931	14,213	25,505	—	86,571	33,971	(52,600)	(27,095)	(12,882)
Touchstone Third Avenue Value (AnnuiChoice)	15,208	3,010	12,198	18,179	—	64,882	25,792	(39,090)	(20,911)	(8,713)
Touchstone Third Avenue Value (GrandMaster flex3)	38,997	11,684	27,313	73,227	—	222,602	93,455	(129,147)	(55,920)	(28,607)
Touchstone Third Avenue Value (Grandmaster)	41,211	10,186	31,025	32,331	—	176,890	81,124	(95,766)	(63,435)	(32,410)
Touchstone Third Avenue Value (IQ Annuity)	85,066	28,326	56,740	20,456	—	450,102	304,269	(145,833)	(125,377)	(68,637)
Touchstone Third Avenue Value (Pinnacle)	147,593	38,983	108,610	134,653	—	689,514	338,212	(351,302)	(216,649)	(108,039)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV)	$120,533	$42,492	$78,041	$280,312	$—	$693,259	$231,298	$(461,961)	$(181,649)	$(103,608)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	4,274	837	3,437	185	—	14,870	8,244	(6,626)	(6,441)	(3,004)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	13,830	1,254	12,576	(185)	—	395	(21,750)	(22,145)	(22,330)	(9,754)
Touchstone Third Avenue Value (Pinnacle Plus)	27,748	20,917	6,831	(1,876)	—	137,222	(62,647)	(199,869)	(201,745)	(194,914)
Touchstone Third Avenue Value (Pinnacle V)	47,491	13,350	34,141	26,614	—	173,173	74,117	(99,056)	(72,442)	(38,301)
Non-Affiliated Initial Class:	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Balanced (Pinnacle)	15,978	15,400	578	24,282	144,690	182,570	108,374	(74,196)	94,776	95,354
Fidelity VIP Overseas (Pinnacle)	1,579	1,981	(402)	(11,035)	40	6,193	3,258	(2,935)	(13,930)	(14,332)
Fidelity VIP Overseas (Pinnacle IV)	2,217	2,552	(335)	19,179	51	88,033	51,779	(36,254)	(17,024)	(17,359)
Fidelity VIP Equity-Income (Grandmaster)	244,709	121,103	123,606	(73,243)	121,598	833,915	1,281,180	447,265	495,620	619,226
Fidelity VIP Equity-Income (Pinnacle)	35,704	17,878	17,826	627	17,856	(356,257)	(299,805)	56,452	74,935	92,761
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	403	154	249	31	195	1,965	2,494	529	755	1,004
Fidelity VIP Growth (Grandmaster)	8,871	68,807	(59,936)	527,194	—	2,284,945	2,286,875	1,930	529,124	469,188
Fidelity VIP High Income (Grandmaster)	111,683	36,361	75,322	61,988	—	36,165	(87,541)	(123,706)	(61,718)	13,604
Fidelity VIP II Asset Manager (Grandmaster)	54,963	51,289	3,674	81,859	175,841	653,087	555,251	(97,836)	159,864	163,538
Fidelity VIP II Contrafund (Grandmaster)	100,924	147,322	(46,398)	454,248	211,744	2,996,780	3,450,136	453,356	1,119,348	1,072,950
Fidelity VIP II Contrafund (Pinnacle)	50,398	75,909	(25,511)	396,625	105,739	2,483,291	2,550,376	67,085	569,449	543,938
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	387	436	(49)	262	811	9,811	12,835	3,024	4,097	4,048
Fidelity VIP II Index 500 (Grandmaster)	59,344	53,113	6,231	296,050	3,294	1,259,205	1,392,720	133,515	432,859	439,090
Fidelity VIP II Index 500 (IQ3)	424	336	88	104	23	6,062	8,750	2,688	2,815	2,903
Fidelity VIP II Index 500 (Pinnacle)	38,116	32,956	5,160	48,800	2,116	511,014	723,496	212,482	263,398	268,558
Fidelity VIP II Index 500 (Pinnacle IV)	315	270	45	206	17	5,154	7,037	1,883	2,106	2,151
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	407	259	148	75	23	5,748	8,357	2,609	2,707	2,855
Fidelity VIP II Investment Grade Bond (Pinnacle)	18,197	11,622	6,575	2,103	344	(12,475)	15,913	28,388	30,835	37,410
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	28,502	19,623	8,879	3,210	533	(5,268)	38,744	44,012	47,755	56,634
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	103	51	52	(1)	1	(237)	(80)	157	157	209
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	714	353	361	536	15	578	1,330	752	1,303	1,664
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	901	739	162	436	18	217	1,543	1,326	1,780	1,942
Fidelity VIP II Investment Grade Bond (Grandmaster)	26,411	16,771	9,640	2,546	485	(14,308)	26,081	40,389	43,420	53,060
Fidelity VIP II Investment Grade Bond (IQ Annuity)	871	1,081	(210)	2,693	43	(886)	955	1,841	4,577	4,367
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	2,039	961	1,078	57	34	(1,626)	473	2,099	2,190	3,268
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	89	952	(863)	3,492	24	(351)	127	478	3,994	3,131
Fidelity VIP III Balanced (Grandmaster)	22,524	21,969	555	39,516	204,927	266,282	158,289	(107,993)	136,450	137,005
Fidelity VIP Overseas (AnnuiChoice)	24	18	6	8	—	694	517	(177)	(169)	(163)
Fidelity VIP Overseas (Grandmaster flex3)	440	506	(66)	231	8	13,974	10,581	(3,393)	(3,154)	(3,220)
Fidelity VIP Overseas (Grandmaster)	21,533	23,657	(2,124)	(79,351)	472	(26,799)	(113,200)	(86,401)	(165,280)	(167,404)
Fidelity VIP Overseas (IQ Annuity)	255	275	(20)	(6)	5	2,334	502	(1,832)	(1,833)	(1,853)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	49	43	6	52	1	477	87	(390)	(337)	(331)
Fidelity VIP Overseas (Pinnacle Plus)	898	1,123	(225)	(56)	17	11,112	4,648	(6,464)	(6,503)	(6,728)
Non-Affiliated Service Class:	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth (Pinnacle)	427	6,419	(5,992)	31,123	—	192,850	211,684	18,834	49,957	43,965

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)	$2,619	$22,060	$(19,441)	$7,723	$37,664	$(276,246)	$(227,795)	$48,451	$93,838	$74,397
Fidelity VIP III Mid Cap (Pinnacle)	4,045	37,950	(33,905)	70,687	65,073	1,107,515	1,118,942	11,427	147,187	113,282
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	13	83	(70)	10	172	718	974	256	438	368
Non-Affiliated Service Class 2:	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager (IQ3)	2,405	3,190	(785)	34,180	12,078	61,843	26,868	(34,975)	11,283	10,498
Fidelity VIP Asset Manager (AdvantEdge)	1,023	1,318	(295)	2,582	3,805	23,116	20,129	(2,987)	3,400	3,105
Fidelity VIP Asset Manager (AnnuiChoice II)	2,307	2,115	192	3,988	8,531	39,544	34,562	(4,982)	7,537	7,729
Fidelity VIP Asset Manager (AnnuiChoice)	933	969	(36)	6,413	4,444	17,340	11,222	(6,118)	4,739	4,703
Fidelity VIP Asset Manager (GrandMaster flex3)	304	318	(14)	2,548	645	4,484	1,471	(3,013)	180	166
Fidelity VIP Asset Manager (Pinnacle)	558	332	226	183	367	174	(1,135)	(1,309)	(759)	(533)
Fidelity VIP Asset Manager (Pinnacle IV)	4,615	6,970	(2,355)	54,019	24,767	52,647	(3,113)	(55,760)	23,026	20,671
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	562	411	151	113	869	342	(284)	(626)	356	507
Fidelity VIP Asset Manager (Pinnacle Plus)	1,050	1,550	(500)	9,072	3,969	8,222	(264)	(8,486)	4,555	4,055
Fidelity VIP Asset Manager (Pinnacle V)	4,818	6,188	(1,370)	23,466	18,369	35,218	10,038	(25,180)	16,655	15,285
Fidelity VIP Balanced (AdvantEdge)	9,198	14,143	(4,945)	28,041	102,511	76,634	13,564	(63,070)	67,482	62,537
Fidelity VIP Balanced (AnnuiChoice II)	5,951	3,741	2,210	881	35,660	27,779	15,556	(12,223)	24,318	26,528
Fidelity VIP Balanced (AnnuiChoice)	3,992	2,984	1,008	1,751	36,415	41,006	27,720	(13,286)	24,880	25,888
Fidelity VIP Balanced (GrandMaster flex3)	1,774	2,641	(867)	18,214	24,547	30,956	3,119	(27,837)	14,924	14,057
Fidelity VIP Balanced (Grandmaster)	5,610	5,157	453	8,402	51,470	53,964	24,303	(29,661)	30,211	30,664
Fidelity VIP Balanced (IQ3)	2,697	3,342	(645)	10,240	33,800	40,030	14,940	(25,090)	18,950	18,305
Fidelity VIP Balanced (Pinnacle)	4,909	4,896	13	2,945	41,791	45,471	29,875	(15,596)	29,140	29,153
Fidelity VIP Balanced (Pinnacle IV)	17,005	21,006	(4,001)	56,593	192,054	208,171	84,194	(123,977)	124,670	120,669
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	1,519	1,171	348	(764)	9,834	—	(156)	(156)	8,914	9,262
Fidelity VIP Balanced (Pinnacle Plus)	5,569	7,864	(2,295)	16,781	58,424	53,288	17,757	(35,531)	39,674	37,379
Fidelity VIP Balanced (Pinnacle V)	14,841	18,608	(3,767)	36,237	144,354	129,075	53,730	(75,345)	105,246	101,479
Fidelity VIP Contrafund (AdvantEdge)	13,932	33,298	(19,366)	219,666	38,792	604,114	551,829	(52,285)	206,173	186,807
Fidelity VIP Contrafund (AnnuiChoice II)	6,658	9,455	(2,797)	38,156	18,539	229,320	257,100	27,780	84,475	81,678
Fidelity VIP Contrafund (AnnuiChoice)	6,620	9,019	(2,399)	55,795	18,432	396,027	413,248	17,221	91,448	89,049
Fidelity VIP Contrafund (GrandMaster flex3)	7,417	17,745	(10,328)	116,241	20,652	351,128	332,672	(18,456)	118,437	108,109
Fidelity VIP Contrafund (IQ Advisor Standard)	92	71	21	6	255	1,363	2,353	990	1,251	1,272
Fidelity VIP Contrafund (IQ3)	13,692	24,742	(11,050)	32,799	38,122	581,873	702,931	121,058	191,979	180,929
Fidelity VIP Contrafund (Pinnacle IV)	34,697	79,919	(45,222)	1,083,757	96,612	2,256,338	1,618,412	(637,926)	542,443	497,221
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	3,872	3,919	(47)	13,489	10,781	9,356	21,638	12,282	36,552	36,505
Fidelity VIP Contrafund (Pinnacle Plus)	13,333	34,945	(21,612)	325,408	37,126	642,968	486,315	(156,653)	205,881	184,269
Fidelity VIP Contrafund (Pinnacle V)	53,204	110,941	(57,737)	424,203	148,138	2,260,857	2,420,807	159,950	732,291	674,554
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	3	55	(52)	1,214	394	1,817	(41)	(1,858)	(250)	(302)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	35	353	(318)	745	2,538	7,606	5,896	(1,710)	1,573	1,255
Fidelity VIP Disciplined Small Cap (GrandMaster)	18	241	(223)	169	1,314	3,999	3,349	(650)	833	610
Fidelity VIP Disciplined Small Cap (IQ Annuity)	73	1,039	(966)	2,568	5,223	21,672	16,247	(5,425)	2,366	1,400
Fidelity VIP Disciplined Small Cap (Pinnacle)	144	1,877	(1,733)	337	10,324	6,915	2,739	(4,176)	6,485	4,752
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	76	1,102	(1,026)	5,428	5,656	19,026	11,310	(7,716)	3,368	2,342

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	$79	$11,307	$(11,228)	$150,762	$26,693	$229,187	$(282)	$(229,469)	$(52,014)	$(63,242)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	80	1,547	(1,467)	18,875	6,604	31,809	9,391	(22,418)	3,061	1,594
Fidelity VIP Equity-Income (AnnuiChoice II)	10,165	4,440	5,725	19,477	5,457	91,397	87,137	(4,260)	20,674	26,399
Fidelity VIP Equity-Income (AdvantEdge)	4,372	2,697	1,675	3,085	2,344	10,600	14,598	3,998	9,427	11,102
Fidelity VIP Equity-Income (AnnuiChoice)	7,275	2,800	4,475	10,489	3,912	56,479	57,754	1,275	15,676	20,151
Fidelity VIP Equity-Income (GrandMaster flex3)	4,203	2,609	1,594	1,488	2,311	28,688	34,594	5,906	9,705	11,299
Fidelity VIP Equity-Income (IQ3)	10,954	16,577	(5,623)	41,191	5,956	159,052	134,240	(24,812)	22,335	16,712
Fidelity VIP Equity-Income (Pinnacle IV)	34,411	22,638	11,773	232,510	19,593	425,409	254,751	(170,658)	81,445	93,218
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	8,726	3,080	5,646	4,861	3,849	1,166	3,874	2,708	11,418	17,064
Fidelity VIP Equity-Income (Pinnacle Plus)	18,001	21,622	(3,621)	232,202	15,302	197,206	42,894	(154,312)	93,192	89,571
Fidelity VIP Equity-Income (Pinnacle V)	30,012	17,732	12,280	25,763	16,068	144,600	164,642	20,042	61,873	74,153
Fidelity VIP Freedom 2010 (Advantedge)	1,694	1,703	(9)	348	1,160	4,641	5,471	830	2,338	2,329
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,535	252	1,283	40	403	—	778	778	1,221	2,504
Fidelity VIP Freedom 2010 (GrandMaster flex3)	109	121	(12)	42	122	2,288	2,334	46	210	198
Fidelity VIP Freedom 2010 (GrandMaster)	214	214	—	184	246	2,064	2,071	7	437	437
Fidelity VIP Freedom 2010 (Pinnacle)	1,385	1,340	45	176	1,550	11,347	12,296	949	2,675	2,720
Fidelity VIP Freedom 2010 (Pinnacle IV)	3,824	6,626	(2,802)	51,848	7,514	78,082	30,226	(47,856)	11,506	8,704
Fidelity VIP Freedom 2010 (Pinnacle Plus)	208	61	147	2	54	—	34	34	90	237
Fidelity VIP Freedom 2010 (Pinnacle V)	10,978	13,433	(2,455)	38,336	13,450	129,997	101,994	(28,003)	23,783	21,328
Fidelity VIP Freedom 2015 (AdvantEdge)	2,157	2,439	(282)	676	2,594	25,524	26,683	1,159	4,429	4,147
Fidelity VIP Freedom 2015 (AnnuiChoice II)	276	222	54	(47)	329	1,825	2,101	276	558	612
Fidelity VIP Freedom 2015 (GrandMaster flex3)	110	122	(12)	10	134	1,087	1,171	84	228	216
Fidelity VIP Freedom 2015 (Pinnacle IV)	5,331	5,665	(334)	28,391	7,251	88,898	65,192	(23,706)	11,936	11,602
Fidelity VIP Freedom 2015 (Pinnacle Plus)	1,156	878	278	6,948	1,473	19,285	13,227	(6,058)	2,363	2,641
Fidelity VIP Freedom 2015 (Pinnacle V)	9,526	10,459	(933)	17,514	11,626	126,597	116,469	(10,128)	19,012	18,079
Fidelity VIP Freedom 2020 (AdvantEdge)	19	21	(2)	4	24	116	129	13	41	39
Fidelity VIP Freedom 2020 (AnnuiChoice II)	899	673	226	(20)	1,045	702	1,840	1,138	2,163	2,389
Fidelity VIP Freedom 2020 (GrandMaster)	132	110	22	14	142	752	815	63	219	241
Fidelity VIP Freedom 2020 (Pinnacle IV)	6,180	6,274	(94)	(24)	7,624	34,941	40,429	5,488	13,088	12,994
Fidelity VIP Freedom 2020 (Pinnacle Plus)	242	302	(60)	304	317	2,935	2,852	(83)	538	478
Fidelity VIP Freedom 2020 (Pinnacle V)	2,895	3,553	(658)	37,887	4,905	61,904	25,344	(36,560)	6,232	5,574
Fidelity VIP Freedom 2025 (Advantedge)	19	22	(3)	7	27	157	168	11	45	42
Fidelity VIP Freedom 2025 (Pinnacle IV)	122	122	—	28	163	944	1,033	89	280	280
Fidelity VIP Freedom 2025 (Pinnacle V)	6,379	6,565	(186)	9,056	8,068	50,216	46,560	(3,656)	13,468	13,282
Fidelity VIP Freedom 2030 (Pinnacle IV)	43	45	(2)	9	60	412	444	32	101	99
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	313	58	255	3	165	—	897	897	1,065	1,320
Fidelity VIP Freedom 2030 (Pinnacle Plus)	223,692	63,600	160,092	84,868	117,533	227	640,703	640,476	842,877	1,002,969
Fidelity VIP Freedom 2030 (Pinnacle V)	2,359	2,731	(372)	1,005	3,417	40,920	42,267	1,347	5,769	5,397
Fidelity VIP Growth (AnnuiChoice II)	—	3,682	(3,682)	35,499	—	114,369	112,152	(2,217)	33,282	29,600
Fidelity VIP Growth (GrandMaster)	—	7,690	(7,690)	36,260	—	154,611	178,429	23,818	60,078	52,388
Fidelity VIP Growth (AdvantEdge)	—	1,724	(1,724)	17,489	—	41,078	35,412	(5,666)	11,823	10,099

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (AnnuiChoice)	$—	$1,021	$(1,021)	$5,666	$—	$20,474	$25,352	$4,878	$10,544	$9,523
Fidelity VIP Growth (GrandMaster flex3)	—	1,246	(1,246)	18,523	—	37,238	27,461	(9,777)	8,746	7,500
Fidelity VIP Growth (IQ3)	—	1,878	(1,878)	5,878	—	59,844	67,258	7,414	13,292	11,414
Fidelity VIP Growth (Pinnacle)	—	1,590	(1,590)	5,503	—	20,609	2,431	(18,178)	(12,675)	(14,265)
Fidelity VIP Growth (Pinnacle IV)	—	7,634	(7,634)	48,935	—	246,971	251,910	4,939	53,874	46,240
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	—	263	(263)	944	—	574	997	423	1,367	1,104
Fidelity VIP Growth (Pinnacle Plus)	—	7,064	(7,064)	77,903	—	98,614	48,030	(50,584)	27,319	20,255
Fidelity VIP Growth (Pinnacle V)	—	7,824	(7,824)	54,429	—	159,922	161,798	1,876	56,305	48,481
Fidelity VIP High Income (AdvantEdge)	2,531	6,178	(3,647)	2,602	—	(16,931)	(2,267)	14,664	17,266	13,619
Fidelity VIP High Income (AnnuiChoice II)	7,072	1,079	5,993	47	—	228	(7,758)	(7,986)	(7,939)	(1,946)
Fidelity VIP High Income (AnnuiChoice)	12,818	2,253	10,565	464	—	2,418	(8,915)	(11,333)	(10,869)	(304)
Fidelity VIP High Income (GrandMaster flex3)	6,439	16,107	(9,668)	10,158	—	(46,404)	(5,424)	40,980	51,138	41,470
Fidelity VIP High Income (IQ3)	16,295	60,854	(44,559)	20,686	—	(199,666)	(17,792)	181,874	202,560	158,001
Fidelity VIP High Income (Pinnacle)	2,446	658	1,788	790	—	779	(1,942)	(2,721)	(1,931)	(143)
Fidelity VIP High Income (Pinnacle IV)	14,655	5,718	8,937	14,171	—	1,262	(17,078)	(18,340)	(4,169)	4,768
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	57	305	(248)	546	—	(22)	(94)	(72)	474	226
Fidelity VIP High Income (Pinnacle Plus)	9,948	4,011	5,937	3,871	—	(2,635)	(11,601)	(8,966)	(5,095)	842
Fidelity VIP High Income (Pinnacle V)	23,762	8,607	15,155	537	—	(11,682)	(29,283)	(17,601)	(17,064)	(1,909)
Fidelity VIP II Index 500 (Pinnacle)	10,314	7,060	3,254	34,729	650	98,339	137,311	38,972	74,351	77,605
Fidelity VIP II Index 500 (Pinnacle IV)	40,277	36,296	3,981	375,234	2,536	639,758	562,107	(77,651)	300,119	304,100
Fidelity VIP II Index 500 (Pinnacle V)	79,841	69,421	10,420	383,474	5,028	756,296	872,402	116,106	504,608	515,028
Fidelity VIP Index 500 (AdvantEdge)	14,593	15,272	(679)	77,610	919	139,501	164,996	25,495	104,024	103,345
Fidelity VIP Index 500 (AnnuiChoice II)	15,791	10,070	5,721	51,064	995	170,526	215,555	45,029	97,088	102,809
Fidelity VIP Index 500 (AnnuiChoice)	5,422	3,693	1,729	11,449	341	92,259	122,264	30,005	41,795	43,524
Fidelity VIP Index 500 (Grandmaster flex3)	5,756	5,788	(32)	25,011	362	120,756	136,698	15,942	41,315	41,283
Fidelity VIP Index 500 (Grandmaster)	35,706	18,447	17,259	73,412	2,250	245,746	397,333	151,587	227,249	244,508
Fidelity VIP Index 500 (IQ3)	11,938	11,587	351	6,184	752	129,158	211,426	82,268	89,204	89,555
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	7,729	4,589	3,140	7,121	487	3,092	49,611	46,519	54,127	57,267
Fidelity VIP Index 500 (Pinnacle Plus)	15,101	15,797	(696)	198,349	950	278,636	191,350	(87,286)	112,013	111,317
Fidelity VIP Investment Grade Bond (AdvantEdge)	16,074	12,512	3,562	(1,937)	311	(38,260)	(10,688)	27,572	25,946	29,508
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	13,730	6,558	7,172	3,216	212	(19,044)	(6,798)	12,246	15,674	22,846
Fidelity VIP Investment Grade Bond (AnnuiChoice)	4,219	2,114	2,105	(73)	85	(8,847)	(1,617)	7,230	7,242	9,347
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	1,683	1,919	(236)	(2,507)	47	(9,638)	(1,904)	7,734	5,274	5,038
Fidelity VIP Investment Grade Bond (GrandMaster)	7,825	5,500	2,325	(4,990)	160	(29,780)	(10,329)	19,451	14,621	16,946
Fidelity VIP Investment Grade Bond (IQ3)	8,509	6,846	1,663	9,198	204	(3,923)	5,157	9,080	18,482	20,145
Fidelity VIP Investment Grade Bond (Pinnacle)	3,681	2,677	1,004	(1,429)	75	(10,067)	(1,889)	8,178	6,824	7,828
Fidelity VIP Investment Grade Bond (Pinnacle IV)	19,736	17,234	2,502	(9,265)	497	(68,550)	(13,004)	55,546	46,778	49,280
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	584	328	256	(34)	12	(1,586)	(528)	1,058	1,036	1,292
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,611	1,102	509	1,215	34	(843)	1,079	1,922	3,171	3,680
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	1,553	1,725	(172)	(8,899)	59	(14,861)	(579)	14,282	5,442	5,270
Fidelity VIP Investment Grade Bond (Pinnacle V)	129,966	94,902	35,064	(1,455)	2,334	(278,492)	(85,725)	192,767	193,646	228,710

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AdvantEdge)	$137	$16,898	$(16,761)	$32,876	$18,889	$71,333	$70,491	$(842)	$50,923	$34,162
Fidelity VIP Mid Cap (AnnuiChoice II)	111	6,420	(6,309)	2,863	13,194	66,192	83,064	16,872	32,929	26,620
Fidelity VIP Mid Cap (AnnuiChoice)	56	3,268	(3,212)	6,335	7,848	36,992	42,909	5,917	20,100	16,888
Fidelity VIP Mid Cap (GrandMaster flex3)	58	5,891	(5,833)	32,511	8,989	91,677	70,276	(21,401)	20,099	14,266
Fidelity VIP Mid Cap (Grandmaster)	80	5,540	(5,460)	2,497	9,640	47,972	60,081	12,109	24,246	18,786
Fidelity VIP Mid Cap (IQ Annuity)	192	15,301	(15,109)	9,506	25,024	162,288	190,457	28,169	62,699	47,590
Fidelity VIP Mid Cap (Pinnacle)	85	6,340	(6,255)	10,006	11,142	48,304	55,854	7,550	28,698	22,443
Fidelity VIP Mid Cap (Pinnacle IV)	244	23,046	(22,802)	286,836	40,613	448,264	204,970	(243,294)	84,155	61,353
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	—	22	(22)	21	42	171	213	42	105	83
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	104	4,273	(4,169)	5,412	5,353	4,798	17,207	12,409	23,174	19,005
Fidelity VIP Mid Cap (Pinnacle Plus)	121	25,582	(25,461)	208,017	47,569	247,401	33,108	(214,293)	41,293	15,832
Fidelity VIP Mid Cap (Pinnacle V)	394	33,327	(32,933)	81,449	50,944	290,239	281,597	(8,642)	123,751	90,818
Fidelity VIP Overseas (AdvantEdge)	4,427	6,187	(1,760)	5,270	96	91,079	48,818	(42,261)	(36,895)	(38,655)
Fidelity VIP Overseas (AnnuiChoice II)	2,383	2,424	(41)	8,895	53	65,055	35,482	(29,573)	(20,625)	(20,666)
Fidelity VIP Overseas (AnnuiChoice)	2,205	2,089	116	6,510	57	49,445	22,801	(26,644)	(20,077)	(19,961)
Fidelity VIP Overseas (GrandMaster flex3)	1,237	1,964	(727)	15,707	36	44,894	16,808	(28,086)	(12,343)	(13,070)
Fidelity VIP Overseas (GrandMaster)	2,463	5,748	(3,285)	24,701	257	61,781	(18,694)	(80,475)	(55,517)	(58,802)
Fidelity VIP Overseas (IQ3)	4,359	5,774	(1,415)	13,395	102	151,377	99,638	(51,739)	(38,242)	(39,657)
Fidelity VIP Overseas (Pinnacle)	4,295	6,536	(2,241)	17,922	166	52,332	(16,919)	(69,251)	(51,163)	(53,404)
Fidelity VIP Overseas (Pinnacle IV)	5,474	11,884	(6,410)	190,023	371	235,672	(43,074)	(278,746)	(88,352)	(94,762)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	445	330	115	(1)	6	265	(2,242)	(2,507)	(2,502)	(2,387)
Fidelity VIP Overseas (Pinnacle Plus)	2,786	5,717	(2,931)	77,098	142	97,768	(17,124)	(114,892)	(37,652)	(40,583)
Fidelity VIP Overseas (Pinnacle V)	11,226	16,771	(5,545)	92,668	304	241,202	40,273	(200,929)	(107,957)	(113,502)
Fidelity VIP Target Volatility (AdvantEdge)*	219	78	141	4	497	—	625	625	1,126	1,267
Fidelity VIP Target Volatility (Pinnacle V)*	561	1,664	(1,103)	28,281	1,272	—	467	467	30,020	28,917
Non-Affiliated Class 1:	—	—	—	—	—	—	—	—	—	—
Franklin Growth and Income VIP Fund (Pinnacle)	66,051	34,259	31,792	32,232	—	390,916	519,679	128,763	160,995	192,787
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	234	100	134	26	—	1,938	2,494	556	582	716
Franklin Income VIP Fund (Pinnacle)	275,538	73,234	202,304	15,932	—	716,092	685,980	(30,112)	(14,180)	188,124
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	13,825	3,023	10,802	304	—	20,485	19,179	(1,306)	(1,002)	9,800
JP Morgan IT Mid Cap Value (AnnuiChoice)	15	19	(4)	7	99	589	735	146	252	248
JP Morgan IT Mid Cap Value (GrandMaster flex3)	974	1,825	(851)	12,621	6,646	68,810	65,405	(3,405)	15,862	15,011
JP Morgan IT Mid Cap Value (Grandmaster)	600	1,049	(449)	2,600	4,097	42,926	46,566	3,640	10,337	9,888
JP Morgan IT Mid Cap Value (IQ3)	437	821	(384)	581	2,980	30,860	34,887	4,027	7,588	7,204
JP Morgan IT Mid Cap Value (Pinnacle)	887	1,494	(607)	17,854	6,053	62,389	52,782	(9,607)	14,300	13,693
JP Morgan IT Mid Cap Value (Pinnacle IV)	5,209	9,766	(4,557)	52,128	35,548	383,031	382,955	(76)	87,600	83,043
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	607	1,245	(638)	725	4,146	1,127	13,476	12,349	17,220	16,582
JP Morgan IT Mid Cap Value (Pinnacle Plus)	1,527	2,911	(1,384)	110,950	10,413	136,514	34,486	(102,028)	19,335	17,951
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	558	160	398	5	77	865	523	(342)	(260)	138
Morgan Stanley UIF Emerging Markets Debt (IQ3)	77	21	56	4	11	170	118	(52)	(37)	19
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	13,005	3,189	9,816	4,343	1,789	14,886	2,433	(12,453)	(6,321)	3,495

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	$4,238	$1,158	$3,080	$4,098	$583	$8,864	$2,549	$(6,315)	$(1,634)	$1,446
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	795	161	634	(7)	109	(806)	(1,292)	(486)	(384)	250
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	62	49	13	17	—	922	1,949	1,027	1,044	1,057
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	425	295	130	1,671	—	6,840	12,335	5,495	7,166	7,296
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,693	1,847	(154)	4,826	—	25,242	49,345	24,103	28,929	28,775
Morgan Stanley UIF U.S. Real Estate (IQ3)	955	1,059	(104)	39	—	10,971	29,435	18,464	18,503	18,399
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	7,362	8,130	(768)	73,769	—	(10,153)	60,493	70,646	144,415	143,647
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	19,793	19,927	(134)	65,237	—	297,019	561,324	264,305	329,542	329,408
Non-Affiliated Class 2:	—	—	—	—	—	—	—	—	—	—
Templeton Foreign VIP Fund (IQ Annuity)	6,196	2,720	3,476	8,079	—	104,760	51,960	(52,800)	(44,721)	(41,245)
Franklin Growth and Income VIP Fund (AdvantEdge)	3,518	2,373	1,145	3,374	—	36,918	42,971	6,053	9,427	10,572
Franklin Growth and Income VIP Fund (AnnuiChoice II)	4,302	2,269	2,033	2,005	—	49,506	61,097	11,591	13,596	15,629
Franklin Growth and Income VIP Fund (AnnuiChoice)	5,036	2,010	3,026	12,911	—	47,539	47,508	(31)	12,880	15,906
Franklin Growth and Income VIP Fund (GrandMaster flex3)	8,777	5,220	3,557	35,988	—	88,088	73,523	(14,565)	21,423	24,980
Franklin Growth and Income VIP Fund (Grandmaster)	17,946	10,558	7,388	144,800	—	229,471	126,695	(102,776)	42,024	49,412
Franklin Growth and Income VIP Fund (IQ Annuity)	21,593	12,965	8,628	1,713	—	181,220	234,346	53,126	54,839	63,467
Franklin Growth and Income VIP Fund (Pinnacle)	17,679	10,304	7,375	50,626	—	204,390	200,389	(4,001)	46,625	54,000
Franklin Growth and Income VIP Fund (Pinnacle IV)	48,201	29,743	18,458	196,256	—	723,928	651,026	(72,902)	123,354	141,812
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	20	9	11	23	—	193	225	32	55	66
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	6,843	2,802	4,041	6,664	—	5,079	11,985	6,906	13,570	17,611
Franklin Growth and Income VIP Fund (Pinnacle Plus)	11,026	7,543	3,483	117,304	—	161,822	66,753	(95,069)	22,235	25,718
Franklin Growth and Income VIP Fund (Pinnacle V)	26,195	17,185	9,010	104,719	—	312,451	277,242	(35,209)	69,510	78,520
Franklin Income VIP Fund (AdvantEdge)	15,488	6,142	9,346	8,670	—	19,695	8,818	(10,877)	(2,207)	7,139
Franklin Income VIP Fund (AnnuiChoice II)	28,897	6,972	21,925	7,642	—	58,329	42,756	(15,573)	(7,931)	13,994
Franklin Income VIP Fund (AnnuiChoice)	10,940	1,992	8,948	14,014	—	29,268	16,078	(13,190)	824	9,772
Franklin Income VIP Fund (GrandMaster flex3)	74,345	23,053	51,292	5,315	—	211,070	204,852	(6,218)	(903)	50,389
Franklin Income VIP Fund (Grandmaster)	71,944	16,435	55,509	75,172	—	118,417	1,381	(117,036)	(41,864)	13,645
Franklin Income VIP Fund (IQ Annuity)	58,222	16,880	41,342	2,598	—	161,099	149,768	(11,331)	(8,733)	32,609
Franklin Income VIP Fund (Pinnacle IV)	159,869	47,173	112,696	279,595	—	407,683	116,119	(291,564)	(11,969)	100,727
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	13,731	3,061	10,670	6,097	—	4,819	(7,436)	(12,255)	(6,158)	4,512
Franklin Income VIP Fund (Pinnacle Plus)	124,946	24,813	100,133	38,945	—	124,120	(37,251)	(161,371)	(122,426)	(22,293)
Franklin Income VIP Fund (Pinnacle V)	280,428	92,412	188,016	70,328	—	372,419	199,999	(172,420)	(102,092)	85,924
Franklin Large Cap Growth VIP Fund (AdvantEdge)	2,187	3,263	(1,076)	16,151	—	52,708	58,246	5,538	21,689	20,613
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	1,819	2,102	(283)	3,104	—	47,031	63,278	16,247	19,351	19,068
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	783	736	47	421	—	11,957	19,362	7,405	7,826	7,873
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	147	181	(34)	1,511	—	4,078	3,903	(175)	1,336	1,302
Franklin Large Cap Growth VIP Fund (Grandmaster)	371	1,036	(665)	50,214	—	54,724	4,682	(50,042)	172	(493)
Franklin Large Cap Growth VIP Fund (IQ Annuity)	2,933	3,903	(970)	1,635	—	54,572	81,707	27,135	28,770	27,800
Franklin Large Cap Growth VIP Fund (Pinnacle)	1,594	2,620	(1,026)	37,845	—	48,768	3,453	(45,315)	(7,470)	(8,496)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	6,633	9,321	(2,688)	145,030	—	224,134	144,032	(80,102)	64,928	62,240
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	62	64	(2)	169	—	1,292	1,737	445	614	612

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	$749	$760	$(11)	$199	$—	$186	$7,391	$7,205	$7,404	$7,393
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	1,861	3,075	(1,214)	60,921	—	66,423	19,510	(46,913)	14,008	12,794
Franklin Large Cap Growth VIP Fund (Pinnacle V)	10,429	15,225	(4,796)	66,154	—	278,463	315,319	36,856	103,010	98,214
Franklin Mutual Shares VIP Fund (AdvantEdge)	33,352	28,342	5,010	115,823	8,672	431,508	403,062	(28,446)	96,049	101,059
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	10,361	5,452	4,909	11,909	2,694	66,330	69,936	3,606	18,209	23,118
Franklin Mutual Shares VIP Fund (AnnuiChoice)	4,873	2,486	2,387	7,924	1,267	60,717	64,210	3,493	12,684	15,071
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	16,924	13,273	3,651	18,706	4,400	206,073	225,748	19,675	42,781	46,432
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	232	69	163	15	60	1,972	2,445	473	548	711
Franklin Mutual Shares VIP Fund (IQ Annuity)	6,225	2,409	3,816	17,087	1,619	87,989	83,763	(4,226)	14,480	18,296
Franklin Mutual Shares VIP Fund (Pinnacle)	11,399	8,001	3,398	25,782	2,964	165,838	167,236	1,398	30,144	33,542
Franklin Mutual Shares VIP Fund (Pinnacle IV)	27,528	20,926	6,602	311,422	7,157	563,542	315,263	(248,279)	70,300	76,902
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	17	11	6	23	4	206	221	15	42	48
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	2,165	973	1,192	4,245	563	2,696	1,621	(1,075)	3,733	4,925
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	39,321	25,844	13,477	259,963	10,224	269,692	4,637	(265,055)	5,132	18,609
Franklin Mutual Shares VIP Fund (Pinnacle V)	78,566	58,615	19,951	84,534	20,428	871,437	941,730	70,293	175,255	195,206
Franklin Mutual Shares VIP Fund(Grandmaster)	9,430	6,443	2,987	13,858	2,452	111,234	117,502	6,268	22,578	25,565
Franklin Small Cap Value VIP Fund (AdvantEdge)	574	1,491	(917)	8,231	6,930	16,402	1,299	(15,103)	58	(859)
Franklin Small Cap Value VIP Fund (Annuichoice II)	251	467	(216)	3,950	3,018	14,268	7,184	(7,084)	(116)	(332)
Franklin Small Cap Value VIP Fund (Annuichoice)	160	258	(98)	829	1,922	8,827	6,040	(2,787)	(36)	(134)
Franklin Small Cap Value VIP Fund (Grandmaster)	1,294	2,843	(1,549)	15,133	15,599	49,458	12,698	(36,760)	(6,028)	(7,577)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	156	443	(287)	11,570	1,885	20,224	6,750	(13,474)	(19)	(306)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	1,039	363	676	10,973	12,521	35,557	10,648	(24,909)	(1,415)	(739)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	74	91	(17)	(326)	889	—	(489)	(489)	74	57
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	1,062	2,964	(1,902)	28,888	12,794	55,575	(495)	(56,070)	(14,388)	(16,290)
Franklin Small Cap Value VIP Fund (Pinnacle)	1,023	2,289	(1,266)	4,473	12,343	50,537	33,553	(16,984)	(168)	(1,434)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	922	3,017	(2,095)	162,476	11,115	202,243	21,707	(180,536)	(6,945)	(9,040)
Franklin Small Cap Value VIP Fund (Pinnacle V)	2,005	5,394	(3,389)	28,923	24,181	89,670	34,860	(54,810)	(1,706)	(5,095)
Invesco VI American Franchise (AdvantEdge)	—	213	(213)	290	—	3,866	4,641	775	1,065	852
Invesco VI American Franchise (AnnuiChoice II)	—	150	(150)	357	—	3,584	4,286	702	1,059	909
Invesco VI American Franchise (GrandMaster flex3)	—	188	(188)	19	—	20	1,471	1,451	1,470	1,282
Invesco VI American Franchise (Grandmaster)	—	193	(193)	5,370	—	5,914	1,655	(4,259)	1,111	918
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	—	15	(15)	78	—	—	33	33	111	96
Invesco VI American Franchise (Pinnacle Plus)	—	791	(791)	6,591	—	14,291	10,838	(3,453)	3,138	2,347
Invesco VI Comstock (AdvantEdge)	2,416	3,587	(1,171)	6,358	—	42,346	53,210	10,864	17,222	16,051
Invesco VI Comstock (AnnuiChoice II)	2,403	2,061	342	8,044	—	15,617	20,509	4,892	12,936	13,278
Invesco VI Comstock (AnnuiChoice)	591	520	71	701	—	10,666	14,915	4,249	4,950	5,021
Invesco VI Comstock (GrandMaster flex3)	1,377	1,925	(548)	1,729	—	56,433	64,840	8,407	10,136	9,588
Invesco VI Comstock (Grandmaster)	2,050	2,470	(420)	18,920	—	46,791	39,546	(7,245)	11,675	11,255
Invesco VI Comstock (IQ Annuity)	278	366	(88)	213	—	11,625	13,327	1,702	1,915	1,827
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	1,345	1,125	220	6,503	—	5,365	4,897	(468)	6,035	6,255
Invesco VI Comstock (Pinnacle Plus)	1,422	10,876	(9,454)	308,600	—	269,285	5,448	(263,837)	44,763	35,309

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AdvantEdge)	$815	$10,632	$(9,817)	$162,310	$34,249	$173,915	$23,107	$(150,808)	$45,751	$35,934
Invesco VI American Value (AnnuiChoice II)	295	1,372	(1,077)	5,997	12,385	27,085	17,954	(9,131)	9,251	8,174
Invesco VI American Value (AnnuiChoice)	5	98	(93)	3,760	232	3,050	433	(2,617)	1,375	1,282
Invesco VI American Value (Grandmaster flex3)	21	188	(167)	1,182	893	1,567	—	(1,567)	508	341
Invesco VI American Value (Grandmaster)	1,486	7,602	(6,116)	(55,645)	62,427	5,145	1,329	(3,816)	2,966	(3,150)
Invesco VI American Value (IQ Annuity)	27	290	(263)	3,158	1,134	5,902	5,828	(74)	4,218	3,955
Invesco VI American Value (Pinnacle Plus Reduced M&E)	90	332	(242)	(2,401)	3,797	600	706	106	1,502	1,260
Invesco VI American Value (Pinnacle Plus)	1,066	17,563	(16,497)	443,492	44,817	442,223	(3,341)	(445,564)	42,745	26,248
Invesco VI American Franchise (Pinnacle)	—	283	(283)	563	—	2,484	3,548	1,064	1,627	1,344
Invesco VI American Franchise (Pinnacle IV)	—	2,334	(2,334)	11,049	—	72,479	73,921	1,442	12,491	10,157
Invesco VI American Franchise (Pinnacle V)	—	1,952	(1,952)	10,551	—	46,938	46,801	(137)	10,414	8,462
Invesco VI Comstock (Pinnacle)	1,811	2,252	(441)	69,185	—	68,664	8,716	(59,948)	9,237	8,796
Invesco VI Comstock (Pinnacle IV)	4,542	5,872	(1,330)	82,547	—	204,786	152,810	(51,976)	30,571	29,241
Invesco VI Comstock (Pinnacle II Reduced M&E)	24	24	—	81	—	677	767	90	171	171
Invesco VI Comstock (Pinnacle V)	10,542	13,594	(3,052)	53,807	—	117,178	130,789	13,611	67,418	64,366
Invesco VI International Growth Class II (Advantedge)	1,470	1,710	(240)	1,568	—	7,986	5,367	(2,619)	(1,051)	(1,291)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	1,725	998	727	940	—	1,675	(2,672)	(4,347)	(3,407)	(2,680)
Invesco VI International Growth Class II (Pinnacle Plus)	1,104	712	392	897	—	7,810	3,786	(4,024)	(3,127)	(2,735)
Invesco VI International Growth Class II (Pinnacle)	1,097	1,195	(98)	10,185	—	15,658	3,582	(12,076)	(1,891)	(1,989)
Invesco VI International Growth Class II (Pinnacle V)	5,918	5,637	281	9,643	—	30,480	11,246	(19,234)	(9,591)	(9,310)
Invesco VI American Value II (Pinnacle V)	1,145	8,218	(7,073)	85,895	48,093	104,659	4,539	(100,120)	33,868	26,795
Invesco VI American Value II (Pinnacle)	417	2,489	(2,072)	(6,786)	17,525	7,604	689	(6,915)	3,824	1,752
Invesco VI American Value II (Pinnacle IV)	1,396	8,187	(6,791)	(34,993)	58,663	16,379	2,948	(13,431)	10,239	3,448
Templeton Foreign VIP (Pinnacle)	9,541	5,276	4,265	66,484	—	90,202	(13,479)	(103,681)	(37,197)	(32,932)
Templeton Foreign VIP (Pinnacle IV)	35,396	23,804	11,592	249,449	—	340,136	(63,571)	(403,707)	(154,258)	(142,666)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	39	23	16	40	—	441	137	(304)	(264)	(248)
Templeton Foreign VIP (Pinnacle V)	33,592	25,271	8,321	94,349	—	299,416	(10,848)	(310,264)	(215,915)	(207,594)
Templeton Foreign VIP Fund (AnnuiChoice II)	4,887	3,005	1,882	1,253	—	41,285	2,998	(38,287)	(37,034)	(35,152)
Templeton Foreign VIP Fund (AnnuiChoice)	1,360	752	608	4,572	—	22,251	8,173	(14,078)	(9,506)	(8,898)
Templeton Foreign VIP Fund (AdvantEdge)	8,898	7,673	1,225	5,498	—	89,666	21,311	(68,355)	(62,857)	(61,632)
Templeton Foreign VIP Fund (GrandMaster flex3)	7,347	6,137	1,210	(4,177)	—	51,848	5,817	(46,031)	(50,208)	(48,998)
Templeton Foreign VIP Fund (Grandmaster)	16,522	5,459	11,063	30,612	—	35,641	(17,718)	(53,359)	(22,747)	(11,684)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	2,546	1,186	1,360	(2,782)	—	1,697	(7,959)	(9,656)	(12,438)	(11,078)
Templeton Foreign VIP Fund (Pinnacle Plus)	15,169	11,559	3,610	108,411	—	131,752	(47,435)	(179,187)	(70,776)	(67,166)
Templeton Global Bond VIP Fund (Pinnacle)*	525	302	223	(21)	—	—	(1,548)	(1,548)	(1,569)	(1,346)
Templeton Global Bond VIP Fund (Grandmaster)*	317	91	226	(107)	—	(490)	(561)	(71)	(178)	48
Templeton Global Bond VIP Fund (GrandMaster flex3)*	2,416	761	1,655	123	—	671	(948)	(1,619)	(1,496)	159
Templeton Global Bond VIP Fund (Pinnacle V)*	865	411	454	(1)	—	—	(887)	(887)	(888)	(434)
Templeton Global Bond VIP Fund (Pinnacle IV)*	2,419	1,135	1,284	(420)	—	50	(3,040)	(3,090)	(3,510)	(2,226)
Templeton Global Bond VIP Fund (AnnuiChoice II)*	10,752	1,792	8,960	(17)	—	34	(12,666)	(12,700)	(12,717)	(3,757)
Templeton Growth VIP Fund (AdvantEdge)	1,330	1,601	(271)	2,689	—	29,979	23,230	(6,749)	(4,060)	(4,331)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (AnnuiChoice II)	$1,464	$1,175	$289	$4,482	$—	$24,362	$14,318	$(10,044)	$(5,562)	$(5,273)
Templeton Growth VIP Fund (AnnuiChoice)	382	267	115	71	—	1,725	1,295	(430)	(359)	(244)
Templeton Growth VIP Fund (GrandMaster flex3)	7,070	7,894	(824)	1,883	—	139,494	119,041	(20,453)	(18,570)	(19,394)
Templeton Growth VIP Fund (Grandmaster)	1,825	1,621	204	9,316	—	30,489	12,798	(17,691)	(8,375)	(8,171)
Templeton Growth VIP Fund (IQ Advisor Standard)	154	69	85	8	—	1,345	866	(479)	(471)	(386)
Templeton Growth VIP Fund (IQ Annuity)	4,139	4,480	(341)	23,559	—	104,302	70,130	(34,172)	(10,613)	(10,954)
Templeton Growth VIP Fund (Pinnacle)	2,102	2,133	(31)	1,645	—	28,474	20,538	(7,936)	(6,291)	(6,322)
Templeton Growth VIP Fund (Pinnacle IV)	12,089	13,325	(1,236)	91,751	—	452,623	325,744	(126,879)	(35,128)	(36,364)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	160	131	29	36	—	3,095	2,572	(523)	(487)	(458)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	384	(59)	443	108	—	21	(3,309)	(3,330)	(3,222)	(2,779)
Templeton Growth VIP Fund (Pinnacle Plus)	24,425	22,661	1,764	156,879	—	256,575	(16,309)	(272,884)	(116,005)	(114,241)
Templeton Growth VIP Fund (Pinnacle V)	11,773	13,374	(1,601)	23,296	—	260,157	202,384	(57,773)	(34,477)	(36,078)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,371	2,782	6,589	721	1,302	(41)	(6,353)	(6,312)	(4,289)	2,300
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	4,798	949	3,849	1,015	667	(382)	(4,927)	(4,545)	(2,863)	986
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,323	982	4,341	61	740	1,786	(1,607)	(3,393)	(2,592)	1,749
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	7,113	2,040	5,073	(45)	988	(3,110)	(7,492)	(4,382)	(3,439)	1,634
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	786	156	630	(1,249)	109	(1,223)	(61)	1,162	22	652
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	8,714	2,317	6,397	1,467	1,211	(5,521)	(12,321)	(6,800)	(4,122)	2,275
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	4,105	1,070	3,035	(448)	570	(4,847)	(6,254)	(1,407)	(1,285)	1,750
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	1,215	91	1,124	(353)	169	(247)	(3,379)	(3,132)	(3,316)	(2,192)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	96,895	14,236	82,659	(115,481)	13,462	(19,544)	(8,052)	11,492	(90,527)	(7,868)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	21,586	6,189	15,397	1,496	2,999	(14,043)	(29,885)	(15,842)	(11,347)	4,050
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	1,315	6,519	(5,204)	4,770	—	20,485	(2,290)	(22,775)	(18,005)	(23,209)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	97	437	(340)	1,781	—	2,420	(3,265)	(5,685)	(3,904)	(4,244)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	318	978	(660)	320	—	9,660	4,694	(4,966)	(4,646)	(5,306)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	560	2,751	(2,191)	13,794	—	25,790	4,963	(20,827)	(7,033)	(9,224)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	1,225	5,345	(4,120)	22,063	—	41,735	(4,300)	(46,035)	(23,972)	(28,092)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	1,156	5,200	(4,044)	16,161	—	100,537	67,529	(33,008)	(16,847)	(20,891)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	602	2,679	(2,077)	3,064	—	7,597	(617)	(8,214)	(5,150)	(7,227)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	2,388	11,054	(8,666)	7,921	—	33,852	(6,037)	(39,889)	(31,968)	(40,634)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	184	426	(242)	1,479	—	27	(2,520)	(2,547)	(1,068)	(1,310)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	1,555	8,943	(7,388)	12,783	—	23,705	(15,333)	(39,038)	(26,255)	(33,643)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	3,030	14,945	(11,915)	29,718	—	68,114	(7,739)	(75,853)	(46,135)	(58,050)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	1,207	703	504	3,324	—	(318)	8,923	9,241	12,565	13,069
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	25,876	26,664	(788)	257,322	—	18,785	47,462	28,677	285,999	285,211
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	3,754	5,790	(2,036)	27,122	—	18,414	65,188	46,774	73,896	71,860
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	1,274	1,271	3	12,083	—	3,733	18,682	14,949	27,032	27,035
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	51	102	(51)	1,653	—	(555)	819	1,374	3,027	2,976
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	768	1,016	(248)	10,819	—	11,610	17,038	5,428	16,247	15,999
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	1,106	1,092	14	11,045	—	5,500	12,756	7,256	18,301	18,315
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	2,739	2,419	320	18,757	—	47,523	81,789	34,266	53,023	53,343

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	$8,266	$9,455	$(1,189)	$83,133	$—	$52,182	$134,325	$82,143	$165,276	$164,087
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	11,685	15,176	(3,491)	45,089	—	84,818	276,152	191,334	236,423	232,932
Non-Affiliated Class 3:	—	—	—	—	—	—	—	—	—	—
BlackRock Capital Appreciation VI (Advantedge)	—	4,426	(4,426)	8,843	46,583	21,152	(14,106)	(35,258)	20,168	15,742
BlackRock Capital Appreciation VI (AnnuiChoice II)	—	952	(952)	861	16,618	(8)	(8,717)	(8,709)	8,770	7,818
BlackRock Capital Appreciation VI (Annuichoice)	—	24	(24)	256	49	526	(21)	(547)	(242)	(266)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(1)	134	(135)	20	1,436	941	209	(732)	724	589
BlackRock Capital Appreciation VI Class III (Grandmaster)	—	34	(34)	—	779	—	(352)	(352)	427	393
BlackRock Capital Appreciation VI Class III (Pinnacle)	—	543	(543)	4,241	1,339	—	(672)	(672)	4,908	4,365
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	—	757	(757)	3,394	8,886	1,665	(5,646)	(7,311)	4,969	4,212
BlackRock Capital Appreciation VI Class III (Pinnacle V)	—	10,236	(10,236)	6,512	123,534	13,281	(57,565)	(70,846)	59,200	48,964
BlackRock Global Allocation VI (Advantedge)	11,575	12,936	(1,361)	22,046	44,548	31,387	(29,307)	(60,694)	5,900	4,539
BlackRock Global Allocation VI (AnnuiChoice II)	2,507	1,154	1,353	1,305	9,587	8,068	(3,663)	(11,731)	(839)	514
BlackRock Global Allocation VI (Annuichoice)	883	382	501	8	3,412	235	(3,414)	(3,649)	(229)	272
BlackRock Global Allocation VI (Grandmaster flex3)	7,189	4,883	2,306	(11,387)	27,786	(4,131)	(21,065)	(16,934)	(535)	1,771
BlackRock Global Allocation VI (Grandmaster)	281	720	(439)	1,344	1,353	743	(1,086)	(1,829)	868	429
BlackRock Global Allocation VI Class III (Pinnacle)	490	422	68	858	1,997	605	(2,244)	(2,849)	6	74
BlackRock Global Allocation VI Class III (Pinnacle IV)	887	439	448	156	3,437	255	(4,097)	(4,352)	(759)	(311)
BlackRock Global Allocation VI Class III (Pinnacle V)	4,280	2,699	1,581	1,908	16,438	1,648	(18,091)	(19,739)	(1,393)	188
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	1,262	1,726	(464)	2,798	1,294	—	2,140	2,140	6,232	5,768
American Funds Global Growth (AdvantEdge)*	106	124	(18)	(4)	814	—	(481)	(481)	329	311
American Funds Global Growth (AnnuiChoice II)*	195	116	79	(79)	903	—	(813)	(813)	11	90
American Funds Global Growth (Pinnacle)*	4	3	1	(1)	—	—	(3)	(3)	(4)	(3)
American Funds Global Growth (Pinnacle V)*	384	295	89	(35)	2,882	—	(2,440)	(2,440)	407	496
American Funds Growth (AnnuiChoice II)*	456	178	278	10	333	—	1,206	1,206	1,549	1,827
American Funds Growth (Pinnacle)*	20	17	3	—	—	—	52	52	52	55
American Funds Growth-Income (AnnuiChoice II)*	4,572	1,288	3,284	187	1,148	—	3,693	3,693	5,028	8,312
American Funds Growth-Income (GrandMaster)*	242	46	196	2	—	—	(41)	(41)	(39)	157
American Funds Growth-Income (Pinnacle)*	124	6	118	—	—	—	288	288	288	406
American Funds Growth-Income (Pinnacle IV)*	433	290	143	67	1,561	—	1,651	1,651	3,279	3,422
American Funds Growth-Income (Pinnacle V)*	1,594	998	596	125	4,637	—	(268)	(268)	4,494	5,090
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	—	—	—	—	—	—	—	—	—	—
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	33	317	(284)	343	—	—	456	456	799	515
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	1	13	(12)	(1)	—	—	7	7	6	(6)
American Funds Managed Risk Asset Allocation (Pinnacle)*	6	125	(119)	1	—	—	294	294	295	176
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	10	151	(141)	(12)	—	—	131	131	119	(22)
American Funds Managed Risk Asset Allocation (Pinnacle V)*	403	4,391	(3,988)	199	—	—	22,353	22,353	22,552	18,564
American Funds New World (AnnuiChoice II)*	68	14	54	(1)	—	—	(566)	(566)	(567)	(513)
American Funds New World (Pinnacle)*	614	443	171	(25,891)	28,338	—	(2,443)	(2,443)	4	175
American Funds New World (Pinnacle IV)*	323	269	54	(45)	1,202	—	(3,982)	(3,982)	(2,825)	(2,771)
American Funds New World (Pinnacle V)*	738	478	260	(109)	3,310	—	(9,859)	(9,859)	(6,658)	(6,398)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	$5,866	$8,610	$(2,744)	$151,969	$33,404	$241,608	$61,083	$(180,525)	$4,848	$2,104
Deutsche Small Cap Index VIP (Pinnacle IV)	100	151	(51)	274	568	4,821	4,368	(453)	389	338
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	28	34	(6)	9	162	761	704	(57)	114	108
Non-Affiliated Class B:	—	—	—	—	—	—	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	—	189	(189)	69	—	1,783	2,803	1,020	1,089	900
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	—	193	(193)	3,351	—	2,909	446	(2,463)	888	695
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	—	38	(38)	9	—	498	926	428	437	399
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	—	3,290	(3,290)	4,172	—	10,846	30,981	20,135	24,307	21,017
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	—	2,462	(2,462)	(1,444)	—	278	1,639	1,361	(83)	(2,545)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	—	1,090	(1,090)	6,637	—	5,602	4,394	(1,208)	5,429	4,339
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	—	2,935	(2,935)	11,406	—	10,816	4,395	(6,421)	4,985	2,050
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	—	132	(132)	(181)	—	—	302	302	121	(11)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	—	23,267	(23,267)	338,993	—	304,861	13,044	(291,817)	47,176	23,909
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	—	2,874	(2,874)	26,290	—	24,750	13,897	(10,853)	15,437	12,563
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	1,063	9,035	(7,972)	29,438	28,035	61,283	13,876	(47,407)	10,066	2,094
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	321	761	(440)	582	8,459	7,341	375	(6,966)	2,075	1,635
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	72	221	(149)	49	1,892	791	(23)	(814)	1,127	978
Columbia VIT Small Cap Value Class 2 (Grandmaster)	201	577	(376)	520	5,286	8,399	3,989	(4,410)	1,396	1,020
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	20	27	(7)	(741)	540	—	—	—	(201)	(208)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	478	1,731	(1,253)	459	12,575	21,478	10,993	(10,485)	2,549	1,296
Columbia VIT Small Cap Value Class 2 (Pinnacle)	31	89	(58)	10	804	583	(62)	(645)	169	111
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	200	664	(464)	1,584	5,269	4,369	(1,322)	(5,691)	1,162	698
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	1,674	5,249	(3,575)	1,134	44,115	39,491	2,996	(36,495)	8,754	5,179
Deutsche Small Cap Index (AdvantEdge)	380	879	(499)	5,821	2,897	11,700	5,015	(6,685)	2,033	1,534
Deutsche Small Cap Index (AnnuiChoice II)	331	678	(347)	835	2,522	10,599	10,785	186	3,543	3,196
Deutsche Small Cap Index (AnnuiChoice)	169	239	(70)	193	1,290	7,826	7,215	(611)	872	802
Deutsche Small Cap Index (GrandMaster flex3)	540	1,194	(654)	4,011	4,117	41,105	35,774	(5,331)	2,797	2,143
Deutsche Small Cap Index (Grandmaster)	298	492	(194)	1,582	2,265	5,960	2,372	(3,588)	259	65
Deutsche Small Cap Index (IQ3)	737	1,509	(772)	813	5,619	35,391	32,676	(2,715)	3,717	2,945
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	1,135	1,423	(288)	(1,787)	8,646	3,570	1,469	(2,101)	4,758	4,470
Deutsche Small Cap Index (Pinnacle Plus)	1,308	2,795	(1,487)	52,214	9,961	74,939	13,208	(61,731)	444	(1,043)
Deutsche Small Cap Index VIP (Pinnacle IV)	1,862	3,685	(1,823)	24,524	14,178	123,476	93,037	(30,439)	8,263	6,440
Deutsche Small Cap Index VIP (Pinnacle V)	1,109	2,531	(1,422)	8,538	8,447	53,687	43,860	(9,827)	7,158	5,736
Advisor Class:	—	—	—	—	—	—	—	—	—	—
Pimco VIT All Asset (AdvantEdge)	12,680	4,594	8,086	2,250	—	(4,962)	(13,809)	(8,847)	(6,597)	1,489
Pimco VIT All Asset (IQ Annuity)	7,274	2,134	5,140	5,239	—	6,538	(5,206)	(11,744)	(6,505)	(1,365)
Pimco VIT All Asset (Pinnacle)	2,541	685	1,856	137	—	(341)	(2,868)	(2,527)	(2,390)	(534)
Pimco VIT All Asset (AnnuiChoice II)	11,761	2,966	8,795	542	—	(6,990)	(16,738)	(9,748)	(9,206)	(411)
Pimco VIT All Asset (AnnuiChoice)	967	191	776	(7)	—	(886)	(1,756)	(870)	(877)	(101)
Pimco VIT All Asset (GrandMaster flex3)	6,208	2,400	3,808	4,055	—	(3,086)	(5,963)	(2,877)	1,178	4,986
Pimco VIT All Asset (Grandmaster)	21,976	6,140	15,836	(2,902)	—	(4,443)	(19,586)	(15,143)	(18,045)	(2,209)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle IV)	$51,806	$15,459	$36,347	$(13,318)	$—	$(34,678)	$(66,870)	$(32,192)	$(45,510)	$(9,163)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	759	(124)	883	116	—	—	(1,494)	(1,494)	(1,378)	(495)
Pimco VIT All Asset (Pinnacle Plus)	34,428	13,108	21,320	(37,606)	—	(2,411)	(16,644)	(14,233)	(51,839)	(30,519)
Pimco VIT All Asset (Pinnacle V)	18,792	5,942	12,850	(4,411)	—	(9,852)	(23,642)	(13,790)	(18,201)	(5,351)
Pimco VIT Commodity Real Return (Pinnacle)	361	1,854	(1,493)	(4,347)	—	(32,797)	(56,780)	(23,983)	(28,330)	(29,823)
Pimco VIT Commodity Real Return (Pinnacle IV)	326	1,789	(1,463)	(14,712)	—	(29,674)	(39,323)	(9,649)	(24,361)	(25,824)
Pimco VIT Commodity Real Return (Pinnacle V)	2,509	14,723	(12,214)	(34,998)	—	(280,524)	(439,235)	(158,711)	(193,709)	(205,923)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	1,299	7,926	(6,627)	(20,652)	—	(153,266)	(221,270)	(68,004)	(88,656)	(95,283)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	377	1,605	(1,228)	(6,417)	—	(35,394)	(58,063)	(22,669)	(29,086)	(30,314)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	8	32	(24)	(256)	—	(98)	(1,535)	(1,437)	(1,693)	(1,717)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	360	1,894	(1,534)	(10,027)	—	(45,169)	(60,786)	(15,617)	(25,644)	(27,178)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	491	2,237	(1,746)	(24,477)	—	(62,200)	(63,876)	(1,676)	(26,153)	(27,899)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	61	448	(387)	(7,609)	—	(12,498)	(7,461)	5,037	(2,572)	(2,959)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	50	176	(126)	(1,659)	—	—	(6,319)	(6,319)	(7,978)	(8,104)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	2,290	12,253	(9,963)	(231,226)	—	(49,171)	(35,426)	13,745	(217,481)	(227,444)
Pimco VIT Long Term Government (AnnuiChoice II)	16	8	8	—	—	—	142	142	142	150
Pimco VIT Low Duration (AnnuiChoice II)	1,183	1,313	(130)	132	—	1,831	1,280	(551)	(419)	(549)
Pimco VIT Low Duration (AnnuiChoice)	55	63	(8)	460	—	368	(3)	(371)	89	81
Pimco VIT Low Duration (GrandMaster flex3)	1,023	1,541	(518)	(18)	—	(873)	(1,187)	(314)	(332)	(850)
Pimco VIT Low Duration (Grandmaster)	1,759	2,253	(494)	621	—	447	(985)	(1,432)	(811)	(1,305)
Pimco VIT Low Duration (IQ Annuity)	6,725	9,536	(2,811)	1,124	—	8,405	5,521	(2,884)	(1,760)	(4,571)
Pimco VIT Low Duration (Pinnacle)	288	382	(94)	148	—	817	613	(204)	(56)	(150)
Pimco VIT Low Duration (Pinnacle IV)	1,027	1,885	(858)	6,709	—	4,182	(69)	(4,251)	2,458	1,600
Pimco VIT Low Duration (AdvantEdge)	2,492	4,111	(1,619)	3,988	—	3,554	127	(3,427)	561	(1,058)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	116	134	(18)	(30)	—	(8)	(15)	(7)	(37)	(55)
Pimco VIT Low Duration (Pinnacle Plus)	1,980	3,457	(1,477)	4,356	—	2,206	(1,538)	(3,744)	612	(865)
Pimco VIT Low Duration (Pinnacle V)	8,374	12,657	(4,283)	4,670	—	3,541	(3,766)	(7,307)	(2,637)	(6,920)
Pimco VIT Real Return (Pinnacle IV)	1,983	2,549	(566)	(43,267)	—	(59,540)	(5,094)	54,446	11,179	10,613
Pimco VIT Real Return (AdvantEdge)	722	1,253	(531)	(1,092)	—	(5,774)	(6,317)	(543)	(1,635)	(2,166)
Pimco VIT Real Return (AnnuiChoice II)	2,626	2,194	432	(6,007)	—	(23,758)	(13,649)	10,109	4,102	4,534
Pimco VIT Real Return (AnnuiChoice)	1,295	1,003	292	(1,028)	—	(12,503)	(9,694)	2,809	1,781	2,073
Pimco VIT Real Return (GrandMaster flex3)	575	685	(110)	12	—	(3,576)	(2,886)	690	702	592
Pimco VIT Real Return (Grandmaster)	1,498	1,188	310	(5,953)	—	(14,769)	(3,193)	11,576	5,623	5,933
Pimco VIT Real Return (IQ Annuity)	3,291	3,744	(453)	427	—	(12,040)	(8,386)	3,654	4,081	3,628
Pimco VIT Real Return (Pinnacle)	1,253	1,285	(32)	(428)	—	(11,106)	(8,996)	2,110	1,682	1,650
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	309	129	180	142	—	(304)	(263)	41	183	363
Pimco VIT Real Return (Pinnacle Plus)	14,085	14,647	(562)	(46,567)	—	(60,353)	(4,551)	55,802	9,235	8,673
Pimco VIT Real Return (Pinnacle V)	12,716	15,355	(2,639)	(17,833)	—	(119,116)	(80,765)	38,351	20,518	17,879
Pimco VIT Total Return (Pinnacle V)	213,219	155,424	57,795	6,926	—	(262,311)	(87,406)	174,905	181,831	239,626
Pimco VIT Total Return (AdvantEdge)	109,381	84,274	25,107	13,380	—	(113,961)	(17,781)	96,180	109,560	134,667

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice II)	$32,682	$16,736	$15,946	$1,000	$—	$(35,875)	$(14,171)	$21,704	$22,704	$38,650
Pimco VIT Total Return (AnnuiChoice)	5,994	2,845	3,149	(30)	—	(6,069)	(682)	5,387	5,357	8,506
Pimco VIT Total Return (GrandMaster flex3)	9,707	7,360	2,347	1,277	—	(15,614)	(7,165)	8,449	9,726	12,073
Pimco VIT Total Return (Grandmaster)	18,328	12,219	6,109	707	—	(25,382)	(6,679)	18,703	19,410	25,519
Pimco VIT Total Return (IQ Annuity)	19,924	12,739	7,185	363	—	(24,253)	(5,504)	18,749	19,112	26,297
Pimco VIT Total Return (Pinnacle)	15,146	10,254	4,892	2,872	—	(16,927)	(4,044)	12,883	15,755	20,647
Pimco VIT Total Return (Pinnacle IV)	12,107	8,603	3,504	(2,771)	—	(30,055)	(12,911)	17,144	14,373	17,877
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	1,632	1,175	457	869	—	(1,527)	152	1,679	2,548	3,005
Pimco VIT Total Return (Pinnacle Plus)	16,582	13,803	2,779	(10,044)	—	(44,174)	(15,764)	28,410	18,366	21,145
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	—	160	(160)	95	—	25	2,710	2,685	2,780	2,620
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	—	164	(164)	248	—	213	2,226	2,013	2,261	2,097
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	—	2,721	(2,721)	(4,080)	—	(16,821)	14,972	31,793	27,713	24,992
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	—	1,941	(1,941)	(10,468)	—	(15,635)	5,069	20,704	10,236	8,295
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	—	274	(274)	(574)	—	(1,764)	2,863	4,627	4,053	3,779
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	102	(102)	(712)	—	(1,678)	657	2,335	1,623	1,521
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	—	37	(37)	61	—	(27)	501	528	589	552
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	—	183	(183)	(108)	—	(633)	957	1,590	1,482	1,299
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	—	8	(8)	—	—	—	147	147	147	139
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	—	74	(74)	21	—	—	1,562	1,562	1,583	1,509
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	358	(358)	(1,092)	—	(3,269)	31	3,300	2,208	1,850
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	—	2,292	(2,292)	2,521	—	3,787	7,699	3,912	6,433	4,141
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	—	1,169	(1,169)	320	—	1,791	6,107	4,316	4,636	3,467
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	1,046	(1,046)	119	—	1,876	6,671	4,795	4,914	3,868
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	—	301	(301)	56	—	308	1,219	911	967	666
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	927	(927)	939	—	1,510	3,300	1,790	2,729	1,802
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	—	1,106	(1,106)	304	—	8,780	12,032	3,252	3,556	2,450
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	2,139	(2,139)	1,892	—	13,773	19,324	5,551	7,443	5,304
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	—	481	(481)	998	—	1,119	844	(275)	723	242
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	—	268	(268)	173	—	—	1,394	1,394	1,567	1,299
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	—	1,299	(1,299)	5,670	—	6,965	3,286	(3,679)	1,991	692
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	—	2,488	(2,488)	1,106	—	388	6,161	5,773	6,879	4,391
Guggenheim VT Long Short Equity (AdvantEdge)	—	892	(892)	8,717	—	10,579	1,871	(8,708)	9	(883)
Guggenheim VT Long Short Equity (AnnuiChoice II)	—	662	(662)	(52)	—	4,856	7,672	2,816	2,764	2,102
Guggenheim VT Long Short Equity (AnnuiChoice)	—	25	(25)	181	—	218	125	(93)	88	63
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	65	(65)	206	—	318	232	(86)	120	55
Guggenheim VT Long Short Equity (Grandmaster)	—	48	(48)	(3)	—	1	219	218	215	167
Guggenheim VT Long Short Equity (IQ Annuity)	—	112	(112)	(2)	—	—	297	297	295	183
Guggenheim VT Long Short Equity (Pinnacle)	—	224	(224)	781	—	1,392	1,409	17	798	574
Guggenheim VT Long Short Equity (Pinnacle IV)	—	330	(330)	1,570	—	2,680	1,677	(1,003)	567	237
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	—	86	(86)	—	—	—	503	503	503	417

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle Plus)	$—	$568	$(568)	$1,204	$—	$7,651	$7,270	$(381)	$823	$255
Guggenheim VT Long Short Equity (Pinnacle V)	—	674	(674)	260	—	3,251	5,353	2,102	2,362	1,688
ETF Shares:	—	—	—	—	—	—	—	—	—	—
iShares Core US Aggretate Bond ETF (Varoom ®)	436	306	130	80	14	(771)	(293)	478	572	702
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	973	996	(23)	141	33	(1,098)	(3)	1,095	1,269	1,246
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	11,632	12,830	(1,198)	1,033	422	(11,958)	1,480	13,438	14,893	13,695
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	317	311	6	172	—	116	82	(34)	138	144
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	651	473	178	11	—	(579)	(377)	202	213	391
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	9,760	10,348	(588)	367	—	(4,729)	(1,960)	2,769	3,136	2,548
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	307	478	(171)	31	—	(1,093)	(803)	290	321	150
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	195	230	(35)	(5)	—	(1,051)	(824)	227	222	187
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	1,658	2,757	(1,099)	25	—	(7,521)	(5,882)	1,639	1,664	565
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	393	112	281	77	—	(216)	(561)	(345)	(268)	13
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,430	1,052	1,378	848	—	578	(1,931)	(2,509)	(1,661)	(283)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	6,491	2,125	4,366	463	—	(1,052)	(6,560)	(5,508)	(5,045)	(679)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	6,113	2,840	3,273	440	—	(2,241)	(7,389)	(5,148)	(4,708)	(1,435)
iShares S&P 500 Growth Index ETF (Varoom)	511	(5,064)	5,575	193	—	9,206	12,521	3,315	3,508	9,083
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	2,204	9,177	(6,973)	17,814	—	46,159	48,293	2,134	19,948	12,975
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	135	247	(112)	548	—	2,828	3,464	636	1,184	1,072
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	780	1,002	(222)	273	—	5,938	13,580	7,642	7,915	7,693
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	14,988	25,361	(10,373)	19,372	—	73,609	182,023	108,414	127,786	117,413
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	237	449	(212)	338	—	1,639	3,291	1,652	1,990	1,778
iShares Core S&P 500 Index ETF (Varoom)	1,415	(15,601)	17,016	1,081	—	17,183	21,823	4,640	5,721	22,737
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	19,551	40,759	(21,208)	79,048	—	306,185	340,112	33,927	112,975	91,767
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	639	897	(258)	5,189	—	11,651	10,161	(1,490)	3,699	3,441
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	7,796	7,550	246	14,828	—	23,653	52,841	29,188	44,016	44,262
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	293,707	377,398	(83,691)	283,881	—	1,767,441	3,138,307	1,370,866	1,654,747	1,571,056
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	15,229	21,086	(5,857)	15,423	—	76,933	147,291	70,358	85,781	79,924
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,078	1,154	(76)	1,394	—	15,021	18,196	3,175	4,569	4,493
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	210	244	(34)	319	—	2,826	3,394	568	887	853
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	1,683	1,363	320	545	—	4,177	10,876	6,699	7,244	7,564
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	6,549	7,327	(778)	7,616	—	46,785	66,295	19,510	27,126	26,348
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	1,864	2,289	(425)	1,929	—	13,002	18,854	5,852	7,781	7,356
iShares Core S&P MidCap Index ETF (Varoom)	577	(4,664)	5,241	202	—	10,119	12,500	2,381	2,583	7,824
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	4,214	12,490	(8,276)	18,086	—	95,697	102,323	6,626	24,712	16,436
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,298	2,444	(1,146)	4,325	—	26,448	29,567	3,119	7,444	6,298
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	1,691	2,271	(580)	3,488	—	5,939	12,115	6,176	9,664	9,084
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	58,019	101,850	(43,831)	45,558	—	510,889	792,906	282,017	327,575	283,744
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	3,593	6,803	(3,210)	3,747	—	23,186	40,155	16,969	20,716	17,506
iShares Core S&P Small Cap Index ETF (Varoom)	370	(2,401)	2,771	168	—	9,251	10,151	900	1,068	3,839
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,935	6,435	(4,500)	9,286	—	55,821	53,585	(2,236)	7,050	2,550

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	$610	$1,239	$(629)	$974	$—	$14,618	$15,810	$1,192	$2,166	$1,537
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	775	1,139	(364)	1,907	—	5,912	6,937	1,025	2,932	2,568
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	26,541	50,698	(24,157)	21,685	—	318,203	407,909	89,706	111,391	87,234
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	2,691	5,323	(2,632)	3,484	—	18,692	29,479	10,787	14,271	11,639
iShares S&P Citigroup International Treasury Bond (Varoom)	175	645	(470)	17	—	(732)	(1,213)	(481)	(464)	(934)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	2,042	3,145	(1,103)	217	—	(3,323)	(9,783)	(6,460)	(6,243)	(7,346)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	54	107	(53)	355	—	(178)	(505)	(327)	28	(25)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	416	620	(204)	390	—	84	(1,398)	(1,482)	(1,092)	(1,296)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	25,677	50,317	(24,640)	1,982	—	11,752	(90,951)	(102,703)	(100,721)	(125,361)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	36	72	(36)	1	—	31	(83)	(114)	(113)	(149)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	167	140	27	183	—	2,170	2,603	433	616	643
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	5,915	7,465	(1,550)	9,135	—	70,569	83,689	13,120	22,255	20,705
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	4,054	3,660	394	2,270	—	15,085	29,077	13,992	16,262	16,656
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	14,030	18,354	(4,324)	12,454	—	72,804	115,135	42,331	54,785	50,461
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	601	402	199	(17)	—	(2,623)	(3,211)	(588)	(605)	(406)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	1,905	1,894	11	1,599	—	(1,754)	(4,339)	(2,585)	(986)	(975)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	2,176	1,587	589	719	—	(766)	(3,530)	(2,764)	(2,045)	(1,456)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	3,800	3,703	97	196	—	335	(4,157)	(4,492)	(4,296)	(4,199)
Vanguard Tax-Managed International ETF (Varoom)	701	(746)	1,447	59	—	3,132	1,018	(2,114)	(2,055)	(608)
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	5,177	4,673	504	3,491	—	27,912	9,928	(17,984)	(14,493)	(13,989)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	172	134	38	1,039	—	1,519	85	(1,434)	(395)	(357)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	1,121	618	503	994	—	636	(3,478)	(4,114)	(3,120)	(2,617)
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	67,042	50,001	17,041	13,093	—	199,959	(16,661)	(216,620)	(203,527)	(186,486)
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	2,198	1,794	404	1,138	—	3,518	(5,085)	(8,603)	(7,465)	(7,061)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	599	335	264	178	28	(379)	197	576	782	1,046
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	957	774	183	119	45	—	1,062	1,062	1,226	1,409
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,090	640	450	28	56	(1,164)	(148)	1,016	1,100	1,550
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	284	243	41	12	14	(547)	(214)	333	359	400
Vanguard Large-Cap Index ETF (Varoom)	160	156	4	229	—	2,618	3,340	722	951	955
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,474	3,545	(1,071)	6,893	—	36,699	44,470	7,771	14,664	13,593
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	525	512	13	59	—	536	3,643	3,107	3,166	3,179
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	5,521	7,973	(2,452)	9,897	—	33,304	56,099	22,795	32,692	30,240
Vanguard Mega Cap Index ETF (Varoom)	548	505	43	878	—	9,764	11,971	2,207	3,085	3,128
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	250	339	(89)	387	—	4,133	5,151	1,018	1,405	1,316
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,124	1,477	(353)	1,461	—	9,309	13,071	3,762	5,223	4,870
Vanguard REIT Index ETF (Varoom GLWB 2)	1,731	1,158	573	1,531	—	126	8,725	8,599	10,130	10,703
Vanguard REIT Index ETF (Varoom GLWB 3)	972	451	521	74	—	(772)	4,308	5,080	5,154	5,675
Vanguard REIT Index ETF (Varoom GLWB 5)	6,443	4,417	2,026	5,303	—	(8,938)	21,172	30,110	35,413	37,439
Vanguard Total Bond Market Index ETF (Varoom)	484	277	207	43	52	(536)	59	595	690	897
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	27,194	25,141	2,053	18,118	2,904	(34,556)	(20,995)	13,561	34,583	36,636
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	10,087	10,336	(249)	2,477	1,072	(19,293)	(9,964)	9,329	12,878	12,629

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	$8,524	$6,389	$2,135	$382	$903	$(7,891)	$821	$8,712	$9,997	$12,132
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	353,181	356,458	(3,277)	16,979	42,891	(341,622)	1,089	342,711	402,581	399,304
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	21,173	22,834	(1,661)	1,124	2,952	(21,953)	(1,299)	20,654	24,730	23,069
Vanguard VI Money Market (Varoom GLWB 3)	23	469	(446)	—	—	—	—	—	—	(446)
Vanguard VI Money Market (Varoom GLWB 5)	2	64	(62)	—	—	—	—	—	—	(62)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	861	1,362	(501)	47	85	(974)	(1,002)	(28)	104	(397)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	262	594	(332)	4	32	(286)	(293)	(7)	29	(303)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(7,308)	$56,457	$(23,089)	$26,060	$—	$(118,525)	$(12,027)	$(3,547)	$(134,099)	$(108,039)	$511,930	$403,891	—	(9,084)	(892)	(9,976)
Touchstone Aggressive ETF (AnnuiChoice ®)	(4,385)	101,516	(70,688)	26,443	—	(209,332)	(58,856)	(290)	(268,478)	(242,035)	649,108	407,073	—	(13,017)	(3,825)	(16,842)
Touchstone Aggressive ETF (AnnuiChoice II)	(7,710)	121,428	(71,391)	42,327	15,151	(192,151)	(21,942)	(1,250)	(200,192)	(157,865)	758,949	601,084	765	(9,915)	(1,076)	(10,226)
Touchstone Aggressive ETF (GrandMaster flex3)	(22,227)	51,112	52,899	81,784	11,680	(154,203)	1,114	(640)	(142,049)	(60,265)	1,422,636	1,362,371	778	(9,839)	70	(8,991)
Touchstone Aggressive ETF (Grandmaster)	(4,010)	7,037	14,097	17,124	—	(13,440)	945	(114)	(12,609)	4,515	291,835	296,350	—	(866)	59	(807)
Touchstone Aggressive ETF (IQ Annuity)	(14,215)	61,031	6,923	53,739	5,024	(84,018)	—	(478)	(79,472)	(25,733)	1,006,732	980,999	323	(5,636)	—	(5,313)
Touchstone Aggressive ETF (Pinnacle)	(11,064)	40,556	17,271	46,763	19,826	(113,386)	(4,603)	(111)	(98,274)	(51,511)	842,680	791,169	1,232	(7,220)	(314)	(6,302)
Touchstone Aggressive ETF (Pinnacle IV)	(23,581)	319,086	(206,139)	89,366	480	(666,705)	(109,222)	(731)	(776,178)	(686,812)	1,945,958	1,259,146	31	(42,651)	(7,255)	(49,875)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	(218)	1,433	645	1,860	—	(8,348)	34,361	(9)	26,004	27,864	9,026	36,890	—	(571)	2,416	1,845
Touchstone Aggressive ETF (Pinnacle Plus)	(5,039)	33,798	(11,942)	16,817	238	(50,027)	42,311	(250)	(7,728)	9,089	344,250	353,339	16	(3,485)	2,800	(669)
Touchstone Aggressive ETF (Pinnacle V)	(14,808)	110,757	(43,143)	52,806	6,609	(247,757)	(2,175)	(4,840)	(248,163)	(195,357)	1,064,537	869,180	356	(13,353)	(119)	(13,116)
Touchstone Baron Small Cap Growth (Pinnacle)	(31,078)	221,985	(131,851)	59,056	25,662	(273,464)	154,975	(532)	(93,359)	(34,303)	2,405,771	2,371,468	460	(4,937)	2,867	(1,610)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(32,447)	480,886	(369,711)	78,728	10,086	(400,053)	797,161	(1,100)	406,094	484,822	2,139,080	2,623,902	315	(12,679)	25,385	13,021
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(184)	630	12	458	—	—	—	(7)	(7)	451	16,932	17,383	—	—	—	—
Touchstone Baron Small Cap Growth (Pinnacle V)	(36,192)	206,706	(113,541)	56,973	253,606	(310,546)	96,419	(3,481)	35,998	92,971	2,301,966	2,394,937	15,218	(18,898)	6,051	2,371
Touchstone Baron Small Cap Growth (AdvantEdge)	(13,499)	78,531	(58,978)	6,054	7,269	(223,223)	15,743	(1,639)	(201,850)	(195,796)	730,588	534,792	388	(12,097)	673	(11,036)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(7,704)	94,857	(74,776)	12,377	16,550	(442,693)	260,725	(659)	(166,077)	(153,700)	762,375	608,675	816	(21,845)	12,839	(8,190)
Touchstone Baron Small Cap Growth (AnnuiChoice)	(746)	11,881	(10,487)	648	—	(30,453)	(22,653)	(86)	(53,192)	(52,544)	109,432	56,888	—	(932)	(680)	(1,612)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(6,767)	53,486	(37,612)	9,107	90	(41,661)	9,281	(146)	(32,436)	(23,329)	453,742	430,413	3	(1,431)	338	(1,090)
Touchstone Baron Small Cap Growth (Grandmaster)	(12,287)	70,949	6,694	65,356	3,272	(49,970)	824,278	(383)	777,197	842,553	590,496	1,433,049	128	(1,950)	32,453	30,631
Touchstone Baron Small Cap Growth (IQ Annuity)	(19,726)	63,981	(11,155)	33,100	3,661	(114,349)	(2,124)	(242)	(113,054)	(79,954)	1,536,130	1,456,176	120	(3,750)	(22)	(3,652)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(714)	3,810	1,563	4,659	—	(1,851)	108,619	(113)	106,655	111,314	5,967	117,281	—	(105)	5,800	5,695
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(12,160)	94,130	(78,520)	3,450	—	(155,157)	58,337	(693)	(97,513)	(94,063)	859,598	765,535	—	(5,317)	1,672	(3,645)
Touchstone Conservative ETF (AdvantEdge)	(1,503)	14,643	(3,846)	9,294	400	(200)	(140,791)	(778)	(141,369)	(132,075)	355,439	223,364	32	(79)	(11,364)	(11,411)
Touchstone Conservative ETF (AnnuiChoice II)	(33)	21,366	(5,622)	15,711	2,390	(33,836)	260	(2,901)	(34,087)	(18,376)	408,769	390,393	165	(2,567)	20	(2,382)
Touchstone Conservative ETF (AnnuiChoice)	24	762	(355)	431	—	(3,367)	4,800	(19)	1,414	1,845	9,801	11,646	—	(227)	322	95
Touchstone Conservative ETF (GrandMaster flex3)	(4,404)	82,511	(48,598)	29,509	—	(239,469)	127,320	(111)	(112,260)	(82,751)	793,809	711,058	—	(16,992)	9,181	(7,811)
Touchstone Conservative ETF (Grandmaster)	(405)	9,348	(1,651)	7,292	—	(11,478)	2,474	(22)	(9,026)	(1,734)	197,349	195,615	—	(836)	200	(636)
Touchstone Conservative ETF (IQ Annuity)	(4,331)	101,230	(49,817)	47,082	—	(373,954)	49,390	(748)	(325,312)	(278,230)	1,515,896	1,237,666	—	(26,699)	3,473	(23,226)
Touchstone Conservative ETF (Pinnacle)	(1,225)	28,498	(9,867)	17,406	—	(20,461)	(24,655)	(75)	(45,191)	(27,785)	466,392	438,607	—	(1,435)	(1,696)	(3,131)
Touchstone Conservative ETF (Pinnacle IV)	(9,556)	321,859	(231,911)	80,392	18,998	(1,333,894)	310,329	(421)	(1,004,988)	(924,596)	2,761,017	1,836,421	1,387	(95,118)	22,402	(71,329)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(946)	8,691	(2,130)	5,615	5,466	(72,607)	138,409	(27)	71,241	76,856	—	76,856	846	(15,940)	21,417	6,323
Touchstone Conservative ETF (Pinnacle Plus)	(9,591)	209,141	(164,208)	35,342	750	(777,382)	(412,666)	(471)	(1,189,769)	(1,154,427)	1,779,506	625,079	55	(56,767)	(29,704)	(86,416)
Touchstone Conservative ETF Fund (Pinnacle V)	(14,806)	269,498	(111,783)	142,909	601,766	(695,110)	214,361	(12,270)	108,747	251,656	3,723,191	3,974,847	43,027	(50,484)	15,703	8,246
Touchstone Active Bond (AdvantEdge)	2,205	(13)	2,053	4,245	10,400	—	4,470	(1,771)	13,099	17,344	198,361	215,705	833	(142)	360	1,051
Touchstone Active Bond (AnnuiChoice II)	1,364	933	(235)	2,062	11,815	(9,006)	5,916	(252)	8,473	10,535	79,682	90,217	872	(686)	438	624
Touchstone Active Bond (AnnuiChoice)	3,579	(289)	3,334	6,624	—	(12,372)	—	(210)	(12,582)	(5,958)	239,767	233,809	—	(798)	—	(798)
Touchstone Active Bond (GrandMaster flex3)	324	(1,687)	3,065	1,702	—	(15,778)	(12,451)	(88)	(28,317)	(26,615)	77,029	50,414	—	(1,113)	(869)	(1,982)
Touchstone Active Bond (Grandmaster)	1,756	(959)	3,064	3,861	—	(12,260)	—	(67)	(12,327)	(8,466)	160,897	152,431	—	(1,283)	392	(891)
Touchstone Active Bond (IQ Annuity)	607	(366)	1,817	2,058	—	(20,939)	(40)	(103)	(21,082)	(19,024)	92,007	72,983	—	(1,419)	(3)	(1,422)
Touchstone Active Bond (Pinnacle)	1,127	(2,479)	5,226	3,874	—	(45,356)	6,505	(89)	(38,940)	(35,066)	159,362	124,296	—	(3,085)	440	(2,645)
Touchstone Active Bond (Pinnacle IV)	6,422	(22,615)	35,396	19,203	—	(304,946)	(2,717)	(98)	(307,761)	(288,558)	951,629	663,071	—	(21,187)	(190)	(21,377)
Touchstone Active Bond (Pinnacle II Reduced M&E)	123	(47)	169	245	—	(746)	(4)	(6)	(756)	(511)	9,253	8,742	—	(50)	(1)	(51)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	(88)	(9)	1,891	1,794	—	(74,883)	28,775	(17)	(46,125)	(44,331)	71,613	27,282	—	(6,888)	2,647	(4,241)
Touchstone Active Bond (Pinnacle Plus)	496	(4,951)	7,585	3,130	—	(41,881)	(19,377)	(72)	(61,330)	(58,200)	154,371	96,171	—	(3,171)	(1,467)	(4,638)
Touchstone Active Bond (PinnacleV)	12,979	(3,327)	8,966	18,618	106,438	(80,786)	207,558	(4,472)	228,738	247,356	842,102	1,089,458	8,331	(6,645)	16,164	17,850
Touchstone Enhanced ETF (Pinnacle V)	175	—	—	175	—	806	(981)	—	(175)	—	—	—	—	—	—	—
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(4,132)	9,036	7,947	12,851	—	(4,486)	—	(527)	(5,013)	7,838	231,283	239,121	—	(265)	—	(265)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(8,062)	37,662	(9,045)	20,555	—	(58,419)	—	(102)	(58,521)	(37,966)	424,218	386,252	—	(3,190)	21	(3,169)
Touchstone GMAB Aggressive ETF (Pinnacle V)	(8,845)	42,322	(13,729)	19,748	—	(31,450)	(35,938)	(92)	(67,480)	(47,732)	409,698	361,966	—	(1,673)	(1,966)	(3,639)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(1,239)	5,468	4	4,233	—	(576)	—	(60)	(636)	3,597	138,046	141,643	—	(46)	—	(46)
Touchstone GMAB Conservative ETF (Pinnacle V)	(4,246)	16,531	301	12,586	—	—	—	(60)	(60)	12,526	424,532	437,058	—	(4)	—	(4)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(21,416)	641,320	(518,942)	100,962	—	(1,604,248)	(40,156)	(60)	(1,644,464)	(1,543,502)	2,864,408	1,320,906	—	(98,332)	(2,291)	(100,623)
Touchstone GMAB Moderate ETF(Pinnacle V)	(8,817)	61,265	22,539	74,987	—	(128,325)	—	(90)	(128,415)	(53,428)	1,688,677	1,635,249	—	(7,959)	—	(7,959)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AdvantEdge)	$2,104	$(174)	$(2,186)	$(256)	$—	$(1,418)	$—	$—	$(1,418)	$(1,674)	$30,182	$28,508	—	(94)	—	(94)
Touchstone High Yield (AnnuiChoice II)	2,382	(66)	(2,875)	(559)	14,500	(1,184)	—	(44)	13,272	12,713	15,980	28,693	906	(77)	—	829
Touchstone High Yield (AnnuiChoice)	6,974	(851)	(5,607)	516	—	(1,617)	(19,407)	(87)	(21,111)	(20,595)	108,459	87,864	—	(76)	(842)	(918)
Touchstone High Yield (GrandMaster flex3)	11,958	(6,241)	(6,739)	(1,022)	—	(31,723)	(11,686)	(72)	(43,481)	(44,503)	180,874	136,371	—	(1,570)	(560)	(2,130)
Touchstone High Yield (Grandmaster)	472	(1,410)	1,221	283	—	(221)	(10,336)	(21)	(10,578)	(10,295)	17,980	7,685	—	(14)	(591)	(605)
Touchstone High Yield (IQ Annuity)	9,349	16,028	(23,244)	2,133	—	(98,312)	4,501	(204)	(94,015)	(91,882)	222,492	130,610	—	(4,469)	207	(4,262)
Touchstone High Yield (Pinnacle)	23,811	(7,145)	(15,558)	1,108	10,768	(72,616)	(57,450)	(355)	(119,653)	(118,545)	440,450	321,905	544	(3,527)	(2,708)	(5,691)
Touchstone High Yield (Pinnacle IV)	69,048	(49,995)	(14,208)	4,845	33,864	(589,125)	(37,171)	(373)	(592,805)	(587,960)	1,551,269	963,309	1,672	(28,637)	(1,780)	(28,745)
Touchstone High Yield (Pinnacle II Reduced M&E)	329	(21)	(322)	(14)	—	(278)	(44)	(3)	(325)	(339)	4,506	4,167	—	—	(16)	(16)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	4,529	(1,138)	(5,193)	(1,802)	—	(9,708)	49,963	(41)	40,214	38,412	16,698	55,110	—	(789)	3,957	3,168
Touchstone High Yield (Pinnacle Plus)	35,232	(9,754)	(31,200)	(5,722)	476	(98,679)	161,439	(238)	62,998	57,276	390,924	448,200	27	(5,575)	9,097	3,549
Touchstone High Yield (PinnacleV)	28,626	(15,845)	(16,002)	(3,221)	6,000	(111,172)	15,382	(587)	(90,377)	(93,598)	490,224	396,626	414	(7,939)	1,064	(6,461)
Touchstone Large Cap Core Equity (AdvantEdge)	(912)	6,786	13,511	19,385	15,867	(9,851)	(4,695)	(775)	546	19,931	147,707	167,638	1,105	(758)	(308)	39
Touchstone Large Cap Core Equity (AnnuiChoice II)	32	12,580	5,266	17,878	14,619	(17,827)	31,091	(518)	27,365	45,243	126,693	171,936	820	(1,179)	2,049	1,690
Touchstone Large Cap Core Equity (AnnuiChoice)	(30)	3,584	1,305	4,859	—	(9,119)	—	(33)	(9,152)	(4,293)	40,033	35,740	—	(517)	—	(517)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(524)	11,435	(3,423)	7,488	—	(21,368)	(2,481)	(51)	(23,900)	(16,412)	55,942	39,530	—	(1,100)	(124)	(1,224)
Touchstone Large Cap Core Equity (Grandmaster)	(168)	1,524	7,304	8,660	—	(4,024)	23,974	(24)	19,926	28,586	43,319	71,905	—	(232)	1,444	1,212
Touchstone Large Cap Core Equity (IQ Annuity)	(1,756)	2,636	51,129	52,009	715	(4,481)	286	(163)	(3,643)	48,366	394,404	442,770	42	(270)	15	(213)
Touchstone Large Cap Core Equity (Pinnacle)	(6,489)	148,724	62,094	204,329	38,972	(288,338)	(98,108)	(422)	(347,896)	(143,567)	1,744,338	1,600,771	2,048	(15,749)	(5,528)	(19,229)
Touchstone Large Cap Core Equity (Pinnacle IV)	(3,497)	49,358	41,057	86,918	525	(99,783)	867	(345)	(98,736)	(11,818)	717,070	705,252	30	(5,606)	51	(5,525)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	(32)	161	6,335	6,464	—	—	—	(18)	(18)	6,446	47,328	53,774	—	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	(349)	5,779	15,514	20,944	—	(54,376)	104,716	(158)	50,182	71,126	74,867	145,993	—	(3,358)	6,843	3,485
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,777)	58,564	(37,507)	19,280	476	(7,025)	(140,933)	(167)	(147,649)	(128,369)	297,001	168,632	27	(391)	(8,070)	(8,434)
Touchstone Large Cap Core Equity (PinnacleV)	(3,326)	89,001	(11,545)	74,130	176,108	(203,509)	(21,429)	(2,421)	(51,251)	22,879	604,797	627,676	14,293	(16,757)	(1,772)	(4,236)
Touchstone Mid Cap Growth (AdvantEdge)	(914)	10,833	(4,118)	5,801	—	(7,029)	(782)	(54)	(7,865)	(2,064)	58,342	56,278	—	(489)	(52)	(541)
Touchstone Mid Cap Growth (AnnuiChoice II)	(1,669)	50,620	(33,055)	15,896	7,851	(76,536)	23,703	(402)	(45,384)	(29,488)	162,650	133,162	417	(4,317)	1,292	(2,608)
Touchstone Mid Cap Growth (AnnuiChoice)	(1,430)	23,649	(5,983)	16,236	—	(7,426)	(66)	(60)	(7,552)	8,684	140,804	149,488	—	(271)	(2)	(273)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,242)	52,686	(27,729)	21,715	—	(44,131)	(6,923)	(109)	(51,163)	(29,448)	229,263	199,815	—	(1,709)	(259)	(1,968)
Touchstone Mid Cap Growth (Grandmaster)	(4,139)	85,909	(61,440)	20,330	5,189	(36,588)	(259,340)	(226)	(290,965)	(270,635)	433,528	162,893	237	(1,709)	(12,031)	(13,503)
Touchstone Mid Cap Growth (IQ Annuity)	(4,996)	44,214	(2,132)	37,086	—	(10,621)	(266)	(136)	(11,023)	26,063	338,442	364,505	—	(412)	(9)	(421)
Touchstone Mid Cap Growth (Pinnacle)	(5,298)	100,843	(58,943)	36,602	827	(59,550)	(70,703)	(139)	(129,565)	(92,963)	425,313	332,350	33	(2,322)	(2,928)	(5,217)
Touchstone Mid Cap Growth (Pinnacle IV)	(16,113)	442,159	(318,157)	107,889	—	(166,659)	(55,379)	(503)	(222,541)	(114,652)	1,083,265	968,613	—	(6,610)	(2,264)	(8,874)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(3,764)	65,717	(29,655)	32,298	—	(84,901)	323,013	(613)	237,499	269,797	117,185	386,982	—	(5,487)	20,749	15,262
Touchstone Mid Cap Growth (Pinnacle Plus)	(17,024)	634,557	(576,814)	40,719	1,248	(83,494)	(1,793,196)	(523)	(1,875,965)	(1,835,246)	2,128,253	293,007	50	(3,366)	(72,695)	(76,011)
Touchstone Mid Cap Growth (PinnacleV)	(3,726)	89,371	(63,622)	22,023	9,666	(72,769)	(56,067)	(196)	(119,366)	(97,343)	281,987	184,644	683	(5,177)	(4,080)	(8,574)
Touchstone Moderate ETF (AdvantEdge)	15	26,433	31,677	58,125	31,472	(70,343)	(2,732)	(9,013)	(50,616)	7,509	1,101,978	1,109,487	2,455	(5,982)	(196)	(3,723)
Touchstone Moderate ETF (AnnuiChoice II)	4,478	11,913	32,626	49,017	7,045	(16,785)	(1,794)	(2,660)	(14,194)	34,823	864,422	899,245	521	(1,457)	(138)	(1,074)
Touchstone Moderate ETF (AnnuiChoice)	1,283	65,505	(53,479)	13,309	8,596	(140,921)	(38,374)	(142)	(170,841)	(157,532)	394,218	236,686	569	(9,095)	(2,547)	(11,073)
Touchstone Moderate ETF (GrandMaster flex3)	(283)	65,915	(15,023)	50,609	3,325	(156,121)	3,690	(481)	(149,587)	(98,978)	1,025,268	926,290	224	(10,407)	245	(9,938)
Touchstone Moderate ETF (Grandmaster)	538	1,075	6,773	8,386	240	(1,976)	39,558	(19)	37,803	46,189	117,366	163,555	16	(128)	2,634	2,522
Touchstone Moderate ETF (IQ Annuity)	2,039	45,302	22,880	70,221	179	(96,557)	(11,571)	(893)	(108,842)	(38,621)	1,360,504	1,321,883	12	(6,435)	(775)	(7,198)
Touchstone Moderate ETF (Pinnacle)	1,228	26,211	2,664	30,103	—	(97,981)	12,122	(192)	(86,051)	(55,948)	604,621	548,673	—	(6,452)	782	(5,670)
Touchstone Moderate ETF (Pinnacle IV)	(2,889)	483,877	(334,451)	146,537	1,881	(1,152,768)	(104,990)	(598)	(1,256,475)	(1,109,938)	3,298,032	2,188,094	127	(75,837)	(6,936)	(82,646)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	63	244	413	720	—	(1,288)	—	(8)	(1,296)	(576)	13,130	12,554	—	(84)	—	(84)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	4,250	4,620	3,125	11,995	3,000	(54,932)	317,122	(271)	264,919	276,914	150,116	427,030	223	(4,193)	23,625	19,655
Touchstone Moderate ETF (Pinnacle Plus)	(3,238)	310,054	(219,242)	87,574	—	(338,842)	(324,648)	(2,089)	(665,579)	(578,005)	2,108,100	1,530,095	—	(23,300)	(21,783)	(45,083)
Touchstone Moderate ETF (Pinnacle V)	(3,015)	184,908	(77,176)	104,717	84,741	(495,643)	(20,024)	(5,867)	(436,793)	(332,076)	2,020,134	1,688,058	6,421	(38,125)	(1,255)	(32,959)
Touchstone Money Market (AdvantEdge)	(28,387)	—	—	(28,387)	236,471	(997,818)	385,412	(578)	(376,513)	(404,900)	1,856,817	1,451,917	25,292	(106,645)	40,875	(40,478)
Touchstone Money Market (AnnuiChoice II)	(4,725)	—	—	(4,725)	32,827	(16,036)	(152,700)	(79)	(135,988)	(140,713)	526,425	385,712	3,447	(1,702)	(16,046)	(14,301)
Touchstone Money Market (AnnuiChoice)	(4,425)	—	—	(4,425)	—	12,977	7,495	(899)	19,573	15,148	420,503	435,651	—	(5,476)	7,251	1,775
Touchstone Money Market (GrandMaster flex3)	(13,683)	—	—	(13,683)	20,000	(155,171)	1,367,832	(196)	1,232,465	1,218,782	366,437	1,585,219	1,963	(15,363)	135,203	121,803
Touchstone Money Market (Grandmaster)	(26,167)	—	—	(26,167)	6,089	(289,090)	367,100	(906)	83,193	57,026	1,947,024	2,004,050	587	(36,738)	44,206	8,055
Touchstone Money Market (IQ3)	(54,332)	—	—	(54,332)	4,003	(204,715)	5,981,490	(972)	5,779,806	5,725,474	1,410,063	7,135,537	385	(19,937)	578,223	558,671
Touchstone Money Market (Pinnacle)	(22,937)	—	—	(22,937)	12,308	(1,116,680)	631,808	(848)	(473,412)	(496,349)	1,851,614	1,355,265	1,189	(117,925)	71,019	(45,717)
Touchstone Money Market (Pinnacle IV)	(34,383)	—	—	(34,383)	8,120	(1,923,982)	145,344	(3,183)	(1,773,701)	(1,808,084)	3,511,930	1,703,846	790	(187,710)	14,330	(172,590)
Touchstone Money Market (Pinnacle II Reduced M&E)	(312)	—	—	(312)	—	—	333	(13)	320	8	28,448	28,456	—	—	31	31

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units

Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E)	$(1,798)	$—	$—	$(1,798)	$—	$(57,898)	$187,525	$(150)	$129,477	$127,679	$40,237	$167,916	—	(5,754)	19,195	13,441
Touchstone Money Market (Pinnacle Plus)	(4,431)	—	—	(4,431)	—	(406,234)	158,813	(182)	(247,603)	(252,034)	385,652	133,618	—	(43,978)	17,108	(26,870)
Touchstone Money Market (Pinnacle V)	(33,793)	—	—	(33,793)	1,200	(993,617)	(144,353)	(525)	(1,137,295)	(1,171,088)	2,592,029	1,420,941	129	(107,311)	(15,704)	(122,886)
Touchstone Third Avenue Value (AdvantEdge)	7,932	25,445	(40,117)	(6,740)	6,071	(79,834)	8,396	(1,180)	(66,547)	(73,287)	274,697	201,410	561	(6,705)	738	(5,406)
Touchstone Third Avenue Value (AnnuiChoice II)	14,213	25,505	(52,600)	(12,882)	(11,811)	(37,343)	7,607	(615)	(42,162)	(55,044)	364,820	309,776	(981)	(3,007)	548	(3,440)
Touchstone Third Avenue Value (AnnuiChoice)	12,198	18,179	(39,090)	(8,713)	—	(69,426)	—	(397)	(69,823)	(78,536)	337,683	259,147	—	(3,228)	—	(3,228)
Touchstone Third Avenue Value (GrandMaster flex3)	27,313	73,227	(129,147)	(28,607)	—	(150,049)	(10,548)	(330)	(160,927)	(189,534)	838,902	649,368	—	(7,413)	(539)	(7,952)
Touchstone Third Avenue Value (Grandmaster)	31,025	32,331	(95,766)	(32,410)	8,108	(109,620)	1,090	(134)	(100,556)	(132,966)	835,380	702,414	461	(6,280)	64	(5,755)
Touchstone Third Avenue Value (IQ Annuity)	56,740	20,456	(145,833)	(68,637)	880	(98,367)	(5,955)	(508)	(103,950)	(172,587)	1,621,327	1,448,740	44	(4,967)	(506)	(5,429)
Touchstone Third Avenue Value (Pinnacle)	108,610	134,653	(351,302)	(108,039)	33,933	(366,087)	(118,038)	(880)	(451,072)	(559,111)	3,075,125	2,516,014	536	(6,020)	(1,875)	(7,359)
Touchstone Third Avenue Value (Pinnacle IV)	78,041	280,312	(461,961)	(103,608)	12,802	(1,027,904)	(71,880)	(1,165)	(1,088,147)	(1,191,755)	3,231,150	2,039,395	623	(50,551)	(3,495)	(53,423)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	3,437	185	(6,626)	(3,004)	—	—	—	(64)	(64)	(3,068)	75,928	72,860	—	—	(1)	(1)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	12,576	(185)	(22,145)	(9,754)	633	(112,950)	288,157	(178)	175,662	165,908	64,432	230,340	50	(8,289)	21,285	13,046
Touchstone Third Avenue Value (Pinnacle Plus)	6,831	(1,876)	(199,869)	(194,914)	—	(194,604)	(39,026)	(410)	(234,040)	(428,954)	901,925	472,971	—	(9,489)	(9,863)	(19,352)
Touchstone Third Avenue Value (Pinnacle V)	34,141	26,614	(99,056)	(38,301)	14,386	(72,883)	27,618	(1,514)	(32,393)	(70,694)	879,779	809,085	1,460	(7,411)	2,635	(3,316)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	578	168,972	(74,196)	95,354	—	(172,585)	—	(373)	(172,958)	(77,604)	1,171,453	1,093,849	—	(12,183)	—	(12,183)
Fidelity VIP Overseas (Pinnacle)	(402)	(10,995)	(2,935)	(14,332)	—	(40,025)	(5,606)	(34)	(45,665)	(59,997)	170,109	110,112	—	(4,167)	(586)	(4,753)
Fidelity VIP Overseas (Pinnacle IV)	(335)	19,230	(36,254)	(17,359)	—	(39,556)	—	(50)	(39,606)	(56,965)	211,553	154,588	—	(4,021)	—	(4,021)
Fidelity VIP Equity-Income (Grandmaster)	123,606	48,355	447,265	619,226	317,544	(1,343,230)	(104,044)	(2,408)	(1,132,138)	(512,912)	9,215,739	8,702,827	4,168	(17,828)	(1,294)	(14,954)
Fidelity VIP Equity-Income (Pinnacle)	17,826	18,483	56,452	92,761	22,301	(147,649)	(53,870)	(417)	(179,635)	(86,874)	1,356,826	1,269,952	1,075	(6,881)	(2,469)	(8,275)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	249	226	529	1,004	—	—	—	—	—	1,004	13,331	14,335	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(59,936)	527,194	1,930	469,188	—	(841,195)	(22,337)	(1,791)	(865,323)	(396,135)	5,215,775	4,819,640	—	(8,900)	(223)	(9,123)
Fidelity VIP High Income (Grandmaster)	75,322	61,988	(123,706)	13,604	19,237	(560,112)	(665,506)	(627)	(1,207,008)	(1,193,404)	3,081,213	1,887,809	740	(21,760)	(26,023)	(47,043)
Fidelity VIP II Asset Manager (Grandmaster)	3,674	257,700	(97,836)	163,538	56,992	(484,853)	8,471	(1,333)	(420,723)	(257,185)	3,880,136	3,622,951	1,179	(10,037)	170	(8,688)
Fidelity VIP II Contrafund (Grandmaster)	(46,398)	665,992	453,356	1,072,950	52,463	(1,529,233)	(35,610)	(2,835)	(1,515,215)	(442,265)	11,306,752	10,864,487	850	(25,226)	(759)	(25,135)
Fidelity VIP II Contrafund (Pinnacle)	(25,511)	502,364	67,085	543,938	16,095	(738,802)	(297,714)	(1,895)	(1,022,316)	(478,378)	5,898,084	5,419,706	519	(23,618)	(10,268)	(33,367)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(49)	1,073	3,024	4,048	—	(441)	—	(11)	(452)	3,596	38,036	41,632	—	—	(15)	(15)
Fidelity VIP II Index 500 (Grandmaster)	6,231	299,344	133,515	439,090	—	(614,126)	(37,781)	(1,059)	(652,966)	(213,876)	3,998,893	3,785,017	—	(12,754)	(787)	(13,541)
Fidelity VIP II Index 500 (IQ3)	88	127	2,688	2,903	—	—	—	(26)	(26)	2,877	24,134	27,011	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	5,160	50,916	212,482	268,558	—	(205,029)	(157,133)	(659)	(362,821)	(94,263)	2,525,741	2,431,478	—	(15,027)	(12,222)	(27,249)
Fidelity VIP II Index 500 (Pinnacle IV)	45	223	1,883	2,151	—	(204)	—	(6)	(210)	1,941	18,142	20,083	—	(15)	—	(15)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	148	98	2,609	2,855	—	—	—	(11)	(11)	2,844	23,168	26,012	—	—	(1)	(1)
Fidelity VIP II Investment Grade Bond (Pinnacle)	6,575	2,447	28,388	37,410	—	(71,215)	—	(368)	(71,583)	(34,173)	871,681	837,508	—	(5,504)	—	(5,504)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	8,879	3,743	44,012	56,634	—	(90,607)	—	(147)	(90,754)	(34,120)	1,345,767	1,311,647	—	(7,030)	—	(7,030)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	52	—	157	209	—	—	—	(5)	(5)	204	4,490	4,694	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	361	551	752	1,664	—	(5,114)	—	(79)	(5,193)	(3,529)	36,441	32,912	—	(389)	—	(389)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	162	454	1,326	1,942	—	(6,793)	—	(7)	(6,800)	(4,858)	46,319	41,461	—	(524)	—	(524)
Fidelity VIP II Investment Grade Bond (Grandmaster)	9,640	3,031	40,389	53,060	—	(53,832)	—	(410)	(54,242)	(1,182)	1,216,869	1,215,687	—	(1,557)	—	(1,557)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	(210)	2,736	1,841	4,367	—	(86,977)	—	(46)	(87,023)	(82,656)	122,778	40,122	—	(6,725)	—	(6,725)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,078	91	2,099	3,268	—	(40,597)	89,768	(96)	49,075	52,343	41,411	93,754	—	(3,703)	8,245	4,542
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	(863)	3,516	478	3,131	—	(3,758)	(110,933)	(44)	(114,735)	(111,604)	115,704	4,100	—	(301)	(8,748)	(9,049)
Fidelity VIP III Balanced (Grandmaster)	555	244,443	(107,993)	137,005	—	(179,193)	(83,175)	(566)	(262,934)	(125,929)	1,674,913	1,548,984	—	(7,751)	(3,565)	(11,316)
Fidelity VIP Overseas (AnnuiChoice)	6	8	(177)	(163)	—	—	—	(3)	(3)	(166)	1,801	1,635	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(66)	239	(3,393)	(3,220)	—	—	—	(9)	(9)	(3,229)	33,890	30,661	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	(2,124)	(78,879)	(86,401)	(167,404)	—	(285,325)	(72,419)	(542)	(358,286)	(525,690)	2,026,927	1,501,237	—	(7,396)	(1,842)	(9,238)
Fidelity VIP Overseas (IQ Annuity)	(20)	(1)	(1,832)	(1,853)	—	—	—	(8)	(8)	(1,861)	19,681	17,820	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	6	53	(390)	(331)	—	(639)	468	(4)	(175)	(506)	3,910	3,404	—	(52)	39	(13)
Fidelity VIP Overseas (Pinnacle Plus)	(225)	(39)	(6,464)	(6,728)	—	(485)	(468)	(64)	(1,017)	(7,745)	70,370	62,625	—	(56)	(52)	(108)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	(5,992)	31,123	18,834	43,965	—	(56,251)	—	(256)	(56,507)	(12,542)	468,497	455,955	—	(3,980)	—	(3,980)
Fidelity VIP III Mid Cap (Grandmaster)	(19,441)	45,387	48,451	74,397	—	(53,894)	—	(322)	(54,216)	20,181	1,628,359	1,648,540	—	(1,091)	—	(1,091)
Fidelity VIP III Mid Cap (Pinnacle)	(33,905)	135,760	11,427	113,282	—	(448,834)	(232,655)	(521)	(682,010)	(568,728)	3,107,305	2,538,577	—	(8,599)	(4,675)	(13,274)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	(70)	182	256	368	—	—	—	(13)	(13)	355	7,321	7,676	—	—	—	—
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(785)	46,258	(34,975)	10,498	—	(90,463)	(582)	(233)	(91,278)	(80,780)	263,471	182,691	—	(5,594)	(27)	(5,621)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (Continued):
Fidelity VIP Asset Manager (AdvantEdge)	$(295)	$6,387	$(2,987)	$3,105	$—	$(2,222)	$(752)	$(690)	$(3,664)	$(559)	$80,497	$79,938	—	(225)	(60)	(285)
Fidelity VIP Asset Manager (AnnuiChoice II)	192	12,519	(4,982)	7,729	—	(5,616)	(659)	(497)	(6,772)	957	179,003	179,960	—	(403)	(43)	(446)
Fidelity VIP Asset Manager (AnnuiChoice)	(36)	10,857	(6,118)	4,703	—	(46,082)	16,200	(40)	(29,922)	(25,219)	98,110	72,891	—	(2,560)	897	(1,663)
Fidelity VIP Asset Manager (GrandMaster flex3)	(14)	3,193	(3,013)	166	—	(4,161)	4,954	(8)	785	951	22,779	23,730	—	(265)	269	4
Fidelity VIP Asset Manager (Pinnacle)	226	550	(1,309)	(533)	—	(5,569)	48,703	(46)	43,088	42,555	1,043	43,598	—	(347)	2,995	2,648
Fidelity VIP Asset Manager (Pinnacle IV)	(2,355)	78,786	(55,760)	20,671	—	(300,265)	329,269	(125)	28,879	49,550	310,647	360,197	—	(18,975)	21,310	2,335
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	151	982	(626)	507	—	(3,786)	33,449	(27)	29,636	30,143	13,605	43,748	—	(292)	2,560	2,268
Fidelity VIP Asset Manager (Pinnacle Plus)	(500)	13,041	(8,486)	4,055	476	(82,781)	127,599	(26)	45,268	49,323	32,693	82,016	29	(5,090)	8,025	2,964
Fidelity VIP Asset Manager (Pinnacle V)	(1,370)	41,835	(25,180)	15,285	980	(90,689)	234,972	(1,273)	143,990	159,275	216,490	375,765	75	(6,902)	18,197	11,370
Fidelity VIP Balanced (AdvantEdge)	(4,945)	130,552	(63,070)	62,537	1,300	(187,995)	32,802	(4,824)	(158,717)	(96,180)	820,542	724,362	88	(13,701)	2,439	(11,174)
Fidelity VIP Balanced (AnnuiChoice II)	2,210	36,541	(12,223)	26,528	67,524	(3,860)	123,082	(224)	186,522	213,050	256,392	469,442	4,180	(263)	7,780	11,697
Fidelity VIP Balanced (AnnuiChoice)	1,008	38,166	(13,286)	25,888	—	(10,113)	39,774	(150)	29,511	55,399	259,547	314,946	—	(533)	2,153	1,620
Fidelity VIP Balanced (GrandMaster flex3)	(867)	42,761	(27,837)	14,057	—	(129,793)	2,220	(108)	(127,681)	(113,624)	238,499	124,875	—	(6,924)	135	(6,789)
Fidelity VIP Balanced (Grandmaster)	453	59,872	(29,661)	30,664	9,754	(10,216)	11,487	(126)	10,899	41,563	400,985	442,548	538	(595)	460	403
Fidelity VIP Balanced (IQ3)	(645)	44,040	(25,090)	18,305	1,126	(92,121)	1,211	(190)	(89,974)	(71,669)	283,034	211,365	66	(5,562)	71	(5,425)
Fidelity VIP Balanced (Pinnacle)	13	44,736	(15,596)	29,153	1,158	(40,202)	70,674	(106)	31,524	60,677	326,709	387,386	68	(2,277)	4,008	1,799
Fidelity VIP Balanced (Pinnacle IV)	(4,001)	248,647	(123,977)	120,669	—	(438,833)	342,607	(584)	(96,810)	23,859	1,317,219	1,341,078	—	(23,122)	18,743	(4,379)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	348	9,070	(156)	9,262	—	(11,767)	122,442	(145)	110,530	119,792	—	119,792	—	(834)	8,961	8,127
Fidelity VIP Balanced (Pinnacle Plus)	(2,295)	75,205	(35,531)	37,379	1,429	(98,701)	11,440	(187)	(86,019)	(48,640)	487,945	439,305	84	(5,652)	672	(4,896)
Fidelity VIP Balanced (Pinnacle V)	(3,767)	180,591	(75,345)	101,479	56,587	(185,410)	239,823	(3,099)	107,901	209,380	960,048	1,169,428	4,389	(13,919)	18,891	9,361
Fidelity VIP Contrafund (AdvantEdge)	(19,366)	258,458	(52,285)	186,807	62,645	(353,788)	(43,055)	(12,106)	(346,304)	(159,497)	2,107,236	1,947,739	4,439	(26,018)	(3,171)	(24,750)
Fidelity VIP Contrafund (AnnuiChoice II)	(2,797)	56,695	27,780	81,678	92,664	(52,407)	92,946	(2,291)	130,912	212,590	725,247	937,837	5,587	(3,401)	5,810	7,996
Fidelity VIP Contrafund (AnnuiChoice)	(2,399)	74,227	17,221	89,049	—	(43,543)	(47,125)	(681)	(91,349)	(2,300)	929,646	927,346	—	(1,755)	(2,003)	(3,758)
Fidelity VIP Contrafund (GrandMaster flex3)	(10,328)	136,893	(18,456)	108,109	270	(248,638)	5,505	(817)	(243,680)	(135,571)	1,174,282	1,038,711	12	(10,456)	287	(10,157)
Fidelity VIP Contrafund (IQ Advisor Standard)	21	261	990	1,272	—	—	—	—	—	1,272	11,588	12,860	—	—	—	—
Fidelity VIP Contrafund (IQ3)	(11,050)	70,921	121,058	180,929	6,123	(77,443)	45,314	(862)	(26,868)	154,061	1,765,595	1,919,656	287	(3,632)	2,323	(1,022)
Fidelity VIP Contrafund (Pinnacle IV)	(45,222)	1,180,369	(637,926)	497,221	7,530	(2,009,803)	(118,826)	(2,013)	(2,123,112)	(1,625,891)	6,478,942	4,853,051	318	(82,528)	(5,516)	(87,726)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	(47)	24,270	12,282	36,505	647	(64,772)	463,304	(378)	398,801	435,306	107,194	542,500	44	(3,954)	28,860	24,950
Fidelity VIP Contrafund (Pinnacle Plus)	(21,612)	362,534	(156,653)	184,269	2,381	(403,484)	(488,714)	(1,297)	(891,114)	(706,845)	2,574,808	1,867,963	105	(17,519)	(21,509)	(38,923)
Fidelity VIP Contrafund (Pinnacle V)	(57,737)	572,341	159,950	674,554	798,031	(780,392)	(32,042)	(20,111)	(34,514)	640,040	6,804,458	7,444,498	58,899	(58,629)	(2,710)	(2,440)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(52)	1,608	(1,858)	(302)	2,310	(977)	(8,907)	(2)	(7,576)	(7,878)	11,764	3,886	165	(70)	(683)	(588)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(318)	3,283	(1,710)	1,255	—	(3,670)	—	(6)	(3,676)	(2,421)	37,214	34,793	—	(270)	—	(270)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(223)	1,483	(650)	610	—	(721)	13	—	(708)	(98)	18,356	18,258	—	(54)	1	(53)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(966)	7,791	(5,425)	1,400	—	(14,558)	3,500	(1)	(11,059)	(9,659)	86,002	76,343	—	(1,162)	251	(911)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,733)	10,661	(4,176)	4,752	—	(12,330)	3,389	(22)	(8,963)	(4,211)	142,759	138,548	—	(913)	251	(662)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(1,026)	11,084	(7,716)	2,342	345	(14,527)	347	(7)	(13,842)	(11,500)	87,681	76,181	26	(1,100)	26	(1,048)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(11,228)	177,455	(229,469)	(63,242)	1,486	(45,377)	(1,360,805)	(159)	(1,404,855)	(1,468,097)	1,546,928	78,831	115	(3,552)	(108,215)	(111,652)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(1,467)	25,479	(22,418)	1,594	323	(41,697)	(21,560)	(54)	(62,988)	(61,394)	140,874	79,480	25	(3,100)	(1,708)	(4,783)
Fidelity VIP Equity-Income (AnnuiChoice II)	5,725	24,934	(4,260)	26,399	10,035	(23,340)	(10,582)	(66)	(23,953)	2,446	385,365	387,811	706	(1,723)	(781)	(1,798)
Fidelity VIP Equity-Income (AdvantEdge)	1,675	5,429	3,998	11,102	400	(2,588)	(7,864)	(1,441)	(11,493)	(391)	166,817	166,426	31	(301)	(596)	(866)
Fidelity VIP Equity-Income (AnnuiChoice)	4,475	14,401	1,275	20,151	—	(19,993)	22	(290)	(20,261)	(110)	277,619	277,509	—	(1,110)	2	(1,108)
Fidelity VIP Equity-Income (GrandMaster flex3)	1,594	3,799	5,906	11,299	—	(12,428)	(16,932)	(40)	(29,400)	(18,101)	178,442	160,341	—	(718)	(919)	(1,637)
Fidelity VIP Equity-Income (IQ3)	(5,623)	47,147	(24,812)	16,712	1,297	(47,998)	6,093	(117)	(40,725)	(24,013)	441,854	417,841	83	(3,027)	(341)	(3,285)
Fidelity VIP Equity-Income (Pinnacle IV)	11,773	252,103	(170,658)	93,218	5,782	(433,770)	(24,100)	(448)	(452,536)	(359,318)	1,671,821	1,312,503	336	(24,592)	(1,367)	(25,623)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	5,646	8,710	2,708	17,064	643	(83,435)	299,254	(492)	215,970	233,034	99,737	332,771	43	(5,098)	18,402	13,347
Fidelity VIP Equity-Income (Pinnacle Plus)	(3,621)	247,504	(154,312)	89,571	2,677	(132,254)	(1,523,483)	(509)	(1,653,569)	(1,563,998)	2,250,651	686,653	152	(7,495)	(83,943)	(91,286)
Fidelity VIP Equity-Income (Pinnacle V)	12,280	41,831	20,042	74,153	60,064	(105,250)	(18,748)	(1,942)	(65,876)	8,277	1,135,980	1,144,257	5,312	(9,673)	(1,665)	(6,026)
Fidelity VIP Freedom 2010 (Advantedge)	(9)	1,508	830	2,329	—	—	61,415	(283)	61,132	63,461	58,424	121,885	—	(22)	4,878	4,856
Fidelity VIP Freedom 2010 (AnnuiChoice II)	1,283	443	778	2,504	—	(7,002)	115,010	(30)	107,978	110,482	—	110,482	—	(554)	9,097	8,543
Fidelity VIP Freedom 2010 (GrandMaster flex3)	(12)	164	46	198	—	—	—	—	—	198	7,642	7,840	—	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster)	—	430	7	437	—	(505)	14	(24)	(515)	(78)	15,501	15,423	—	(42)	2	(40)
Fidelity VIP Freedom 2010 (Pinnacle)	45	1,726	949	2,720	—	—	—	—	—	2,720	96,965	99,685	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	(2,802)	59,362	(47,856)	8,704	—	(443,691)	(6)	(113)	(443,810)	(435,106)	710,374	275,268	—	(35,941)	(19)	(35,960)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	147	56	34	237	—	—	14,688	(7)	14,681	14,918	—	14,918	—	(1)	1,202	1,201
Fidelity VIP Freedom 2010 (Pinnacle V)	(2,455)	51,786	(28,003)	21,328	45,506	(160,924)	(122)	(2,171)	(117,711)	(96,383)	886,177	789,794	3,619	(13,203)	(11)	(9,595)
Fidelity VIP Freedom 2015 (AdvantEdge)	(282)	3,270	1,159	4,147	—	—	(76)	(283)	(359)	3,788	148,953	152,741	—	(22)	(6)	(28)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AnnuiChoice II)	$54	$282	$276	$612	$—	$(545)	$134	$—	$(411)	$201	$19,404	$19,605	—	(44)	11	(33)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	(12)	144	84	216	—	—	—	—	—	216	7,645	7,861	—	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	(334)	35,642	(23,706)	11,602	—	(105,980)	—	(32)	(106,012)	(94,410)	472,100	377,690	—	(8,612)	—	(8,612)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	278	8,421	(6,058)	2,641	—	(18,628)	11,059	(88)	(7,657)	(5,016)	86,914	81,898	—	(1,527)	930	(597)
Fidelity VIP Freedom 2015 (Pinnacle V)	(933)	29,140	(10,128)	18,079	45,506	(63,418)	174	(1,419)	(19,157)	(1,078)	675,577	674,499	3,634	(5,286)	15	(1,637)
Fidelity VIP Freedom 2020 (AdvantEdge)	(2)	28	13	39	—	—	(1)	(22)	(23)	16	1,335	1,351	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	226	1,025	1,138	2,389	21,007	—	—	(5)	21,002	23,391	39,860	63,251	1,745	—	(1)	1,744
Fidelity VIP Freedom 2020 (GrandMaster)	22	156	63	241	1,725	—	—	(8)	1,717	1,958	7,256	9,214	139	(1)	1	139
Fidelity VIP Freedom 2020 (Pinnacle IV)	(94)	7,600	5,488	12,994	—	(138)	—	(30)	(168)	12,826	421,951	434,777	—	(14)	—	(14)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(60)	621	(83)	478	—	(1,421)	—	—	(1,421)	(943)	17,963	17,020	—	(120)	—	(120)
Fidelity VIP Freedom 2020 (Pinnacle V)	(658)	42,792	(36,560)	5,574	—	(125,332)	27,160	(441)	(98,613)	(93,039)	296,634	203,595	—	(10,701)	2,294	(8,407)
Fidelity VIP Freedom 2025 (Advantedge)	(3)	34	11	42	—	—	(8)	(22)	(30)	12	1,346	1,358	—	(2)	—	(2)
Fidelity VIP Freedom 2025 (Pinnacle IV)	—	191	89	280	1,035	—	1,041	(10)	2,066	2,346	6,355	8,701	83	(1)	85	167
Fidelity VIP Freedom 2025 (Pinnacle V)	(186)	17,124	(3,656)	13,282	109,566	(40,938)	11,275	(1,651)	78,252	91,534	359,905	451,439	8,814	(3,392)	936	6,358
Fidelity VIP Freedom 2030 (Pinnacle IV)	(2)	69	32	99	—	—	—	(15)	(15)	84	3,060	3,144	—	(1)	—	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	255	168	897	1,320	—	—	22,056	—	22,056	23,376	—	23,376	—	—	1,641	1,641
Fidelity VIP Freedom 2030 (Pinnacle Plus)	160,092	202,401	640,476	1,002,969	—	(479,531)	16,166,214	(215)	15,686,468	16,689,437	3,431	16,692,868	—	(39,559)	1,409,158	1,369,599
Fidelity VIP Freedom 2030 (Pinnacle V)	(372)	4,422	1,347	5,397	—	(2,550)	—	(44)	(2,594)	2,803	173,256	176,059	—	(215)	—	(215)
Fidelity VIP Growth (AnnuiChoice II)	(3,682)	35,499	(2,217)	29,600	21,487	(48,539)	64,386	(698)	36,636	66,236	294,880	361,116	1,228	(2,791)	3,700	2,137
Fidelity VIP Growth (GrandMaster)	(7,690)	36,260	23,818	52,388	4,868	(69,461)	3,797	(136)	(60,932)	(8,544)	575,118	566,574	339	(4,699)	239	(4,121)
Fidelity VIP Growth (AdvantEdge)	(1,724)	17,489	(5,666)	10,099	—	(34,128)	—	(94)	(34,222)	(24,123)	118,116	93,993	—	(2,452)	—	(2,452)
Fidelity VIP Growth (AnnuiChoice)	(1,021)	5,666	4,878	9,523	—	(13,938)	19,992	(47)	6,007	15,530	77,401	92,931	—	(815)	1,273	458
Fidelity VIP Growth (GrandMaster flex3)	(1,246)	18,523	(9,777)	7,500	—	(28,233)	9,096	(57)	(19,194)	(11,694)	81,736	70,042	—	(1,512)	511	(1,001)
Fidelity VIP Growth (IQ3)	(1,878)	5,878	7,414	11,414	400	(9,419)	5,023	(104)	(4,100)	7,314	128,471	135,785	32	(800)	395	(373)
Fidelity VIP Growth (Pinnacle)	(1,590)	5,503	(18,178)	(14,265)	200	(10,809)	19,835	(19)	9,207	(5,058)	84,353	79,295	14	(740)	(126)	(852)
Fidelity VIP Growth (Pinnacle IV)	(7,634)	48,935	4,939	46,240	134	(69,451)	17,625	(232)	(51,924)	(5,684)	540,803	535,119	8	(4,231)	974	(3,249)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(263)	944	423	1,104	—	(23,473)	33,668	(61)	10,134	11,238	2,776	14,014	—	(1,366)	1,980	614
Fidelity VIP Growth (Pinnacle Plus)	(7,064)	77,903	(50,584)	20,255	—	(11,602)	(31,177)	(85)	(42,864)	(22,609)	411,425	388,816	—	(613)	(2,497)	(3,110)
Fidelity VIP Growth (Pinnacle V)	(7,824)	54,429	1,876	48,481	230	(33,401)	(72,964)	(1,591)	(107,726)	(59,245)	520,185	460,940	16	(2,425)	(4,790)	(7,199)
Fidelity VIP High Income (AdvantEdge)	(3,647)	2,602	14,664	13,619	—	(18,537)	(573,846)	(186)	(592,569)	(578,950)	622,436	43,486	—	(1,279)	(39,209)	(40,488)
Fidelity VIP High Income (AnnuiChoice II)	5,993	47	(7,986)	(1,946)	14,422	(4,606)	47,970	(27)	57,759	55,813	65,758	121,571	916	(304)	3,094	3,706
Fidelity VIP High Income (AnnuiChoice)	10,565	464	(11,333)	(304)	—	(1,713)	21,649	(286)	19,650	19,346	200,941	220,287	—	(91)	996	905
Fidelity VIP High Income (GrandMaster flex3)	(9,668)	10,158	40,980	41,470	—	(336,906)	(1,342,796)	(55)	(1,679,757)	(1,638,287)	1,748,959	110,672	—	(17,123)	(68,706)	(85,829)
Fidelity VIP High Income (IQ3)	(44,559)	20,686	181,874	158,001	166,277	(518,900)	(6,500,209)	(1,096)	(6,853,928)	(6,695,927)	6,975,986	280,059	9,431	(29,695)	(370,044)	(390,308)
Fidelity VIP High Income (Pinnacle)	1,788	790	(2,721)	(143)	—	(10,151)	4,009	(1)	(6,143)	(6,286)	48,327	42,041	—	(588)	227	(361)
Fidelity VIP High Income (Pinnacle IV)	8,937	14,171	(18,340)	4,768	114	(176,274)	(133,789)	(113)	(310,062)	(305,294)	557,132	251,838	6	(8,971)	(6,790)	(15,755)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	(248)	546	(72)	226	—	(35,692)	7,675	(17)	(28,034)	(27,808)	28,782	974	—	(2,907)	613	(2,294)
Fidelity VIP High Income (Pinnacle Plus)	5,937	3,871	(8,966)	842	476	(102,748)	(6,633)	(256)	(109,161)	(108,319)	279,260	170,941	27	(5,764)	(360)	(6,097)
Fidelity VIP High Income (Pinnacle V)	15,155	537	(17,601)	(1,909)	120	(23,830)	(16,248)	(247)	(40,205)	(42,114)	450,980	408,866	9	(1,747)	(1,177)	(2,915)
Fidelity VIP II Index 500 (Pinnacle)	3,254	35,379	38,972	77,605	2,813	(72,373)	222,860	(351)	152,949	230,554	507,477	738,031	215	(5,503)	17,204	11,916
Fidelity VIP II Index 500 (Pinnacle IV)	3,981	377,770	(77,651)	304,100	1,448	(778,877)	802,696	(680)	24,587	328,687	2,551,576	2,880,263	113	(59,710)	61,811	2,214
Fidelity VIP II Index 500 (Pinnacle V)	10,420	388,502	116,106	515,028	788,977	(221,487)	602,874	(16,750)	1,153,614	1,668,642	4,037,415	5,706,057	61,503	(18,450)	43,822	86,875
Fidelity VIP Index 500 (AdvantEdge)	(679)	78,529	25,495	103,345	107,744	(50,230)	(17,735)	(5,037)	34,742	138,087	903,604	1,041,691	7,449	(3,781)	(1,453)	2,215
Fidelity VIP Index 500 (AnnuiChoice II)	5,721	52,059	45,029	102,809	90,645	(86,054)	363,675	(3,038)	365,228	468,037	675,640	1,143,677	6,461	(6,383)	26,496	26,574
Fidelity VIP Index 500 (AnnuiChoice)	1,729	11,790	30,005	43,524	—	(17,054)	12,426	(334)	(4,962)	38,562	348,973	387,535	—	(1,006)	798	(208)
Fidelity VIP Index 500 (Grandmaster flex3)	(32)	25,373	15,942	41,283	—	(53,184)	45,830	(212)	(7,566)	33,717	367,630	401,347	—	(4,035)	3,420	(615)
Fidelity VIP Index 500 (Grandmaster)	17,259	75,662	151,587	244,508	8,177	(117,443)	1,192,430	(509)	1,082,655	1,327,163	1,228,217	2,555,380	614	(8,879)	90,743	82,478
Fidelity VIP Index 500 (IQ3)	351	6,936	82,268	89,555	—	(27,233)	71,633	(266)	44,134	133,689	720,010	853,699	—	(1,806)	4,921	3,115
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	3,140	7,608	46,519	57,267	—	(74,125)	465,918	(139)	391,654	448,921	104,493	553,414	—	(4,421)	28,839	24,418
Fidelity VIP Index 500 (Pinnacle Plus)	(696)	199,299	(87,286)	111,317	476	(157,673)	(85,150)	(522)	(242,869)	(131,552)	1,210,707	1,079,155	26	(8,167)	(4,939)	(13,080)
Fidelity VIP Investment Grade Bond (AdvantEdge)	3,562	(1,626)	27,572	29,508	63,605	(28,375)	22,119	(4,567)	52,782	82,290	727,236	809,526	5,137	(2,670)	1,818	4,285
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	7,172	3,428	12,246	22,846	144,538	(21,962)	92,638	(2,423)	212,791	235,637	463,230	698,867	10,795	(1,821)	6,962	15,936
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,105	12	7,230	9,347	—	(1,918)	98	(255)	(2,075)	7,272	205,517	212,789	—	(132)	6	(126)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	(236)	(2,460)	7,734	5,038	23,273	(62,955)	(27,100)	(64)	(66,846)	(61,808)	146,743	84,935	1,703	(4,619)	(2,037)	(4,953)
Fidelity VIP Investment Grade Bond (GrandMaster)	2,325	(4,830)	19,451	16,946	9,768	(44,730)	(53,590)	(89)	(88,641)	(71,695)	466,223	394,528	765	(3,527)	(4,297)	(7,059)
Fidelity VIP Investment Grade Bond (IQ3)	1,663	9,402	9,080	20,145	—	(107,772)	(6,761)	(473)	(115,006)	(94,861)	516,107	421,246	—	(6,808)	(418)	(7,226)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle)	$1,004	$(1,354)	$8,178	$7,828	$13	$(11,355)	$3,674	$(94)	$(7,762)	$66	$185,765	$185,831	1	(831)	277	(553)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	2,502	(8,768)	55,546	49,280	3,461	(351,886)	(9,193)	(318)	(357,936)	(308,656)	1,303,255	994,599	256	(25,828)	(643)	(26,215)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	256	(22)	1,058	1,292	—	(1,290)	—	(8)	(1,298)	(6)	29,452	29,446	—	(94)	—	(94)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	509	1,249	1,922	3,680	792	(49,588)	85,749	(146)	36,807	40,487	40,728	81,215	74	(4,565)	8,013	3,522
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	(172)	(8,840)	14,282	5,270	714	(57,227)	(85,701)	(145)	(142,359)	(137,089)	215,399	78,310	54	(4,366)	(6,525)	(10,837)
Fidelity VIP Investment Grade Bond (Pinnacle V)	35,064	879	192,767	228,710	1,273,075	(453,499)	88,411	(28,618)	879,369	1,108,079	5,437,162	6,545,241	101,006	(38,213)	7,029	69,822
Fidelity VIP Mid Cap (AdvantEdge)	(16,761)	51,765	(842)	34,162	2,275	(153,351)	(6,935)	(3,607)	(161,618)	(127,456)	853,486	726,030	153	(10,154)	(704)	(10,705)
Fidelity VIP Mid Cap (AnnuiChoice II)	(6,309)	16,057	16,872	26,620	13,668	(18,925)	27,849	(308)	22,284	48,904	547,243	596,147	795	(1,116)	1,602	1,281
Fidelity VIP Mid Cap (AnnuiChoice)	(3,212)	14,183	5,917	16,888	—	(68,608)	(5,079)	(311)	(73,998)	(57,110)	352,415	295,305	—	(2,017)	(148)	(2,165)
Fidelity VIP Mid Cap (GrandMaster flex3)	(5,833)	41,500	(21,401)	14,266	180	(114,412)	(39,668)	(184)	(154,084)	(139,818)	441,973	302,155	6	(3,779)	(1,341)	(5,114)
Fidelity VIP Mid Cap (Grandmaster)	(5,460)	12,137	12,109	18,786	920	(3,311)	9,338	(77)	6,870	25,656	401,301	426,957	36	(134)	373	275
Fidelity VIP Mid Cap (IQ Annuity)	(15,109)	34,530	28,169	47,590	623	(156,178)	39,175	(250)	(116,630)	(69,040)	1,081,248	1,012,208	20	(5,045)	1,289	(3,736)
Fidelity VIP Mid Cap (Pinnacle)	(6,255)	21,148	7,550	22,443	4,850	(47,319)	(17,799)	(188)	(60,456)	(38,013)	488,337	450,324	324	(3,127)	(1,162)	(3,965)
Fidelity VIP Mid Cap (Pinnacle IV)	(22,802)	327,449	(243,294)	61,353	12,045	(820,814)	(21,960)	(1,021)	(831,750)	(770,397)	2,064,672	1,294,275	402	(26,664)	(682)	(26,944)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	(22)	63	42	83	—	—	(125)	(2)	(127)	(44)	1,777	1,733	—	—	(8)	(8)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(4,169)	10,765	12,409	19,005	637	(40,013)	497,782	(634)	457,772	476,777	70,641	547,418	48	(2,853)	35,268	32,463
Fidelity VIP Mid Cap (Pinnacle Plus)	(25,461)	255,586	(214,293)	15,832	1,724	(162,253)	(1,825,546)	(823)	(1,986,898)	(1,971,066)	2,610,369	639,303	58	(5,593)	(61,938)	(67,473)
Fidelity VIP Mid Cap (Pinnacle V)	(32,933)	132,393	(8,642)	90,818	61,243	(254,620)	(45,238)	(4,612)	(243,227)	(152,409)	2,240,752	2,088,343	4,241	(18,025)	(3,046)	(16,830)
Fidelity VIP Overseas (AdvantEdge)	(1,760)	5,366	(42,261)	(38,655)	19,522	(10,689)	23,050	(2,820)	29,063	(9,592)	386,381	376,789	1,973	(1,374)	2,431	3,030
Fidelity VIP Overseas (AnnuiChoice II)	(41)	8,948	(29,573)	(20,666)	(4,163)	(6,819)	6,493	(641)	(5,130)	(25,796)	228,872	203,076	(309)	(656)	567	(398)
Fidelity VIP Overseas (AnnuiChoice)	116	6,567	(26,644)	(19,961)	—	(26,708)	150	(253)	(26,811)	(46,772)	234,763	187,991	—	(1,510)	11	(1,499)
Fidelity VIP Overseas (GrandMaster flex3)	(727)	15,743	(28,086)	(13,070)	—	(18,703)	(3,016)	(120)	(21,839)	(34,909)	140,408	105,499	—	(1,225)	(224)	(1,449)
Fidelity VIP Overseas (GrandMaster)	(3,285)	24,958	(80,475)	(58,802)	9,611	(38,151)	(496,118)	(276)	(524,934)	(583,736)	793,834	210,098	1,011	(3,914)	(52,848)	(55,751)
Fidelity VIP Overseas (IQ3)	(1,415)	13,497	(51,739)	(39,657)	1,973	(20,759)	7,376	(153)	(11,563)	(51,220)	422,891	371,671	143	(1,581)	611	(827)
Fidelity VIP Overseas (Pinnacle)	(2,241)	18,088	(69,251)	(53,404)	1,434	(103,489)	(74,674)	(329)	(177,058)	(230,462)	597,202	366,740	89	(6,461)	(5,199)	(11,571)
Fidelity VIP Overseas (Pinnacle IV)	(6,410)	190,394	(278,746)	(94,762)	385	(311,496)	(157,667)	(575)	(469,353)	(564,115)	1,031,178	467,063	24	(19,944)	(11,415)	(31,335)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	115	5	(2,507)	(2,387)	—	(2,500)	35,154	(72)	32,582	30,195	7,799	37,994	—	(206)	2,834	2,628
Fidelity VIP Overseas (Pinnacle Plus)	(2,931)	77,240	(114,892)	(40,583)	1,905	(65,706)	(119,679)	(323)	(183,803)	(224,386)	461,901	237,515	98	(3,536)	(6,541)	(9,979)
Fidelity VIP Overseas (Pinnacle V)	(5,545)	92,972	(200,929)	(113,502)	105,560	(138,202)	(40,373)	(1,487)	(74,502)	(188,004)	1,153,057	965,053	11,110	(14,958)	(4,762)	(8,610)
Fidelity VIP Target Volatility (AdvantEdge)*	141	501	625	1,267	—	—	21,760	—	21,760	23,027	—	23,027	—	—	2,151	2,151
Fidelity VIP Target Volatility (Pinnacle V)*	(1,103)	29,553	467	28,917	49,149	(510,820)	492,732	(1,147)	29,914	58,831	—	58,831	4,838	(47,853)	48,506	5,491
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	31,792	32,232	128,763	192,787	—	(227,460)	(48,903)	(981)	(277,344)	(84,557)	2,585,407	2,500,850	—	(11,309)	(2,385)	(13,694)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	134	26	556	716	—	—	—	(9)	(9)	707	8,755	9,462	—	—	—	—
Franklin Income VIP Fund (Pinnacle)	202,304	15,932	(30,112)	188,124	9,581	(490,454)	(110,919)	(1,430)	(593,222)	(405,098)	5,448,025	5,042,927	400	(20,676)	(5,108)	(25,384)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	10,802	304	(1,306)	9,800	—	—	—	(7)	(7)	9,793	260,031	269,824	—	—	—	—
JP Morgan IT Mid Cap Value (AnnuiChoice)	(4)	106	146	248	—	—	—	(5)	(5)	243	1,787	2,030	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(851)	19,267	(3,405)	15,011	—	(16,463)	(2,611)	(21)	(19,095)	(4,084)	119,747	115,663	—	(620)	(94)	(714)
JP Morgan IT Mid Cap Value (Grandmaster)	(449)	6,697	3,640	9,888	—	(3,270)	—	—	(3,270)	6,618	74,819	81,437	—	(124)	—	(124)
JP Morgan IT Mid Cap Value (IQ3)	(384)	3,561	4,027	7,204	—	(115)	—	(31)	(146)	7,058	53,671	60,729	—	(6)	—	(6)
JP Morgan IT Mid Cap Value (Pinnacle)	(607)	23,907	(9,607)	13,693	—	(27,817)	—	(13)	(27,830)	(14,137)	109,201	95,064	—	(1,020)	—	(1,020)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(4,557)	87,676	(76)	83,043	—	(77,451)	—	(209)	(77,660)	5,383	678,151	683,534	—	(3,038)	(1)	(3,039)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(638)	4,871	12,349	16,582	—	(8,397)	137,552	(88)	129,067	145,649	43,505	189,154	—	(448)	7,687	7,239
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(1,384)	121,363	(102,028)	17,951	—	(44,311)	(137,552)	(169)	(182,032)	(164,081)	249,406	85,325	—	(1,755)	(5,314)	(7,069)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	398	82	(342)	138	—	(237)	—	(1)	(238)	(100)	9,945	9,845	—	(10)	—	(10)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	56	15	(52)	19	—	—	—	(4)	(4)	15	1,360	1,375	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	9,816	6,132	(12,453)	3,495	—	(9,405)	(8,538)	(56)	(17,999)	(14,504)	239,597	225,093	—	(314)	(317)	(631)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,080	4,681	(6,315)	1,446	—	(31,579)	—	(36)	(31,615)	(30,169)	100,014	69,845	—	(1,354)	—	(1,354)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	634	102	(486)	250	—	—	—	(6)	(6)	244	13,932	14,176	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	13	17	1,027	1,057	—	—	—	(8)	(8)	1,049	3,748	4,797	—	(1)	—	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	130	1,671	5,495	7,296	—	(5,002)	—	(73)	(5,075)	2,221	27,773	29,994	—	(166)	—	(166)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(154)	4,826	24,103	28,775	—	(12,282)	—	(54)	(12,336)	16,439	106,605	123,044	—	(412)	—	(412)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(104)	39	18,464	18,399	—	(24,757)	—	(48)	(24,805)	(6,406)	80,692	74,286	—	(896)	—	(896)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(768)	73,769	70,646	143,647	800	(66,447)	212,176	(227)	146,302	289,949	483,936	773,885	22	(1,716)	5,280	3,586
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(134)	65,237	264,305	329,408	—	(199,133)	(1,270)	(178)	(200,581)	128,827	1,285,757	1,414,584	—	(6,597)	(43)	(6,640)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)	$3,476	$8,079	$(52,800)	$(41,245)	$7,628	$(10,667)	$19,866	$(235)	$16,592	$(24,653)	$334,703	$310,050	322	(489)	1,004	837
Franklin Growth and Income VIP Fund (AdvantEdge)	1,145	3,374	6,053	10,572	—	(5,995)	(3,204)	(697)	(9,896)	676	146,711	147,387	—	(474)	(224)	(698)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	2,033	2,005	11,591	15,629	11,815	(7,193)	77,900	(232)	82,290	97,919	165,351	263,270	831	(533)	5,427	5,725
Franklin Growth and Income VIP Fund (AnnuiChoice)	3,026	12,911	(31)	15,906	—	(40,441)	6,541	(170)	(34,070)	(18,164)	207,408	189,244	—	(1,947)	317	(1,630)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	3,557	35,988	(14,565)	24,980	—	(85,076)	(7,646)	(145)	(92,867)	(67,887)	371,462	303,575	—	(4,395)	(381)	(4,776)
Franklin Growth and Income VIP Fund (Grandmaster)	7,388	144,800	(102,776)	49,412	4,119	(59,334)	(456,745)	(97)	(512,057)	(462,645)	1,216,684	754,039	212	(3,155)	(24,176)	(27,119)
Franklin Growth and Income VIP Fund (IQ Annuity)	8,628	1,713	53,126	63,467	400	(91,469)	(3,298)	(583)	(94,950)	(31,483)	896,872	865,389	21	(4,760)	(162)	(4,901)
Franklin Growth and Income VIP Fund (Pinnacle)	7,375	50,626	(4,001)	54,000	78,046	(110,668)	(44,312)	(168)	(77,102)	(23,102)	823,908	800,806	6,363	(8,979)	(4,166)	(6,782)
Franklin Growth and Income VIP Fund (Pinnacle IV)	18,458	196,256	(72,902)	141,812	3,765	(525,004)	(89,621)	(596)	(611,456)	(469,644)	2,380,668	1,911,024	196	(27,454)	(4,815)	(32,073)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	11	23	32	66	—	—	(82)	(1)	(83)	(17)	893	876	—	—	(7)	(7)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,041	6,664	6,906	17,611	—	(132,931)	136,907	(265)	3,711	21,322	167,072	188,394	—	(8,367)	8,858	491
Franklin Growth and Income VIP Fund (Pinnacle Plus)	3,483	117,304	(95,069)	25,718	1,905	(120,919)	(217,337)	(196)	(336,547)	(310,829)	696,191	385,362	108	(6,803)	(12,445)	(19,140)
Franklin Growth and Income VIP Fund (Pinnacle V)	9,010	104,719	(35,209)	78,520	60,265	(155,934)	(92,122)	(3,752)	(191,543)	(113,023)	1,213,168	1,100,145	5,125	(13,539)	(8,199)	(16,613)
Franklin Income VIP Fund (AdvantEdge)	9,346	8,670	(10,877)	7,139	40,000	(37,557)	65,868	(676)	67,635	74,774	295,252	370,026	2,883	(2,650)	4,575	4,808
Franklin Income VIP Fund (AnnuiChoice II)	21,925	7,642	(15,573)	13,994	20,319	(16,422)	131,776	(379)	135,294	149,288	529,973	679,261	1,299	(1,121)	8,643	8,821
Franklin Income VIP Fund (AnnuiChoice)	8,948	14,014	(13,190)	9,772	—	(49,071)	(6)	(181)	(49,258)	(39,486)	211,062	171,576	—	(1,977)	(1)	(1,978)
Franklin Income VIP Fund (GrandMaster flex3)	51,292	5,315	(6,218)	50,389	26,809	(326,859)	(12,904)	(682)	(313,636)	(263,247)	1,533,595	1,270,348	1,189	(14,483)	(607)	(13,901)
Franklin Income VIP Fund (Grandmaster)	55,509	75,172	(117,036)	13,645	1,725	(101,505)	78,162	(327)	(21,945)	(8,300)	953,472	945,172	74	(4,801)	3,022	(1,705)
Franklin Income VIP Fund (IQ Annuity)	41,342	2,598	(11,331)	32,609	48,175	(70,083)	28,846	(721)	6,217	38,826	1,105,420	1,144,246	2,081	(3,151)	1,272	202
Franklin Income VIP Fund (Pinnacle IV)	112,696	279,595	(291,564)	100,727	5,280	(1,022,003)	(32,484)	(638)	(1,049,845)	(949,118)	3,388,338	2,439,220	238	(44,818)	(2,241)	(46,821)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,670	6,097	(12,255)	4,512	669	(233,744)	315,236	(182)	81,979	86,491	210,141	296,632	52	(16,892)	22,719	5,879
Franklin Income VIP Fund (Pinnacle Plus)	100,133	38,945	(161,371)	(22,293)	476	(269,955)	(39,308)	(627)	(309,414)	(331,707)	940,907	609,200	25	(13,633)	(4,794)	(18,402)
Franklin Income VIP Fund (Pinnacle V)	188,016	70,328	(172,420)	85,924	815,419	(396,589)	2,046,432	(2,586)	2,462,676	2,548,600	4,713,095	7,261,695	63,059	(30,806)	157,881	190,134
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(1,076)	16,151	5,538	20,613	10,096	(29,974)	(12,631)	(1,245)	(33,754)	(13,141)	216,563	203,422	699	(2,296)	(883)	(2,480)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(283)	3,104	16,247	19,068	37,932	(2,473)	(1,665)	(414)	33,380	52,448	177,385	229,833	2,352	(192)	(107)	2,053
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	47	421	7,405	7,873	—	(558)	1,794	(27)	1,209	9,082	68,905	77,987	—	(28)	89	61
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(34)	1,511	(175)	1,302	—	(3,949)	—	(16)	(3,965)	(2,663)	12,938	10,275	—	(207)	—	(207)
Franklin Large Cap Growth VIP Fund (Grandmaster)	(665)	50,214	(50,042)	(493)	5,714	(26,740)	(636,659)	(23)	(657,708)	(658,201)	694,770	36,569	304	(1,491)	(35,368)	(36,555)
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(970)	1,635	27,135	27,800	—	(10,782)	69,263	(68)	58,413	86,213	215,227	301,440	—	(628)	3,798	3,170
Franklin Large Cap Growth VIP Fund (Pinnacle)	(1,026)	37,845	(45,315)	(8,496)	1,609	(42,515)	(126,547)	(66)	(167,519)	(176,015)	301,745	125,730	87	(2,159)	(8,335)	(10,407)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(2,688)	145,030	(80,102)	62,240	—	(115,843)	(218,856)	(78)	(334,777)	(272,537)	873,384	600,847	—	(6,179)	(12,323)	(18,502)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	(2)	169	445	612	—	(578)	—	(4)	(582)	30	5,765	5,795	—	(30)	—	(30)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(11)	199	7,205	7,393	—	(24,719)	86,510	(132)	61,659	69,052	5,479	74,531	—	(1,717)	5,961	4,244
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(1,214)	60,921	(46,913)	12,794	1,429	(19,432)	(251,662)	(126)	(269,791)	(256,997)	398,732	141,735	89	(1,222)	(15,828)	(16,961)
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(4,796)	66,154	36,856	98,214	20,077	(45,091)	(104,012)	(2,931)	(131,957)	(33,743)	1,031,901	998,158	1,609	(3,873)	(8,815)	(11,079)
Franklin Mutual Shares VIP Fund (AdvantEdge)	5,010	124,495	(28,446)	101,059	107,824	(237,295)	(23,013)	(11,365)	(163,849)	(62,790)	1,788,013	1,725,223	8,504	(19,062)	(1,597)	(12,155)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	4,909	14,603	3,606	23,118	174,728	(16,787)	140,948	(1,905)	296,984	320,102	337,615	657,717	12,572	(1,390)	10,338	21,520
Franklin Mutual Shares VIP Fund (AnnuiChoice)	2,387	9,191	3,493	15,071	—	(17,772)	—	(332)	(18,104)	(3,033)	246,194	243,161	—	(786)	—	(786)
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	3,651	23,106	19,675	46,432	24,434	(198,096)	(15,244)	(332)	(189,238)	(142,806)	880,024	737,218	1,140	(9,322)	(763)	(8,945)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	163	75	473	711	—	—	—	—	—	711	10,962	11,673	—	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	3,816	18,706	(4,226)	18,296	4,900	(7,372)	(11,412)	(239)	(14,123)	4,173	296,217	300,390	225	(364)	(432)	(571)
Franklin Mutual Shares VIP Fund (Pinnacle)	3,398	28,746	1,398	33,542	11,675	(40,345)	(29,779)	(161)	(58,610)	(25,068)	591,360	566,292	553	(1,885)	(1,350)	(2,682)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	6,602	318,579	(248,279)	76,902	1,410	(491,541)	(298,295)	(551)	(788,977)	(712,075)	1,891,007	1,178,932	67	(23,313)	(14,596)	(37,842)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	6	27	15	48	—	—	(77)	(1)	(78)	(30)	870	840	—	—	(4)	(4)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	1,192	4,808	(1,075)	4,925	—	(131,095)	142,357	(80)	11,182	16,107	69,887	85,994	—	(8,611)	9,392	781
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	13,477	270,187	(265,055)	18,609	1,010	(124,408)	(1,337,192)	(391)	(1,460,981)	(1,442,372)	1,859,476	417,104	54	(6,682)	(73,042)	(79,670)
Franklin Mutual Shares VIP Fund (Pinnacle V)	19,951	104,962	70,293	195,206	626,169	(151,587)	(42,466)	(13,584)	418,532	613,738	3,401,217	4,014,955	55,629	(14,577)	(4,038)	37,014
Franklin Mutual Shares VIP Fund(Grandmaster)	2,987	16,310	6,268	25,565	—	(27,384)	(2,029)	(77)	(29,490)	(3,925)	467,702	463,777	—	(1,507)	113	(1,394)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(917)	15,161	(15,103)	(859)	400	(6,865)	(20,502)	(300)	(27,267)	(28,126)	104,768	76,642	25	(435)	(1,264)	(1,674)
Franklin Small Cap Value VIP Fund (Annuichoice II)	(216)	6,968	(7,084)	(332)	(7,050)	(3,541)	205	(72)	(10,458)	(10,790)	49,490	38,700	(500)	(255)	16	(739)
Franklin Small Cap Value VIP Fund (Annuichoice)	(98)	2,751	(2,787)	(134)	—	(1,536)	—	(29)	(1,565)	(1,699)	26,586	24,887	—	(110)	—	(110)
Franklin Small Cap Value VIP Fund (Grandmaster)	(1,549)	30,732	(36,760)	(7,577)	—	(7,716)	(48,045)	(14)	(55,775)	(63,352)	220,138	156,786	—	(562)	(3,844)	(4,406)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(287)	13,455	(13,474)	(306)	—	(17,619)	(7,896)	(13)	(25,528)	(25,834)	47,383	21,549	—	(1,265)	(577)	(1,842)
Franklin Small Cap Value VIP Fund (IQ Annuuity)	676	23,494	(24,909)	(739)	3,261	(24,244)	67,325	(52)	46,290	45,551	150,825	196,376	229	(1,873)	5,023	3,379
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	(17)	563	(489)	57	—	(3,926)	11,958	(2)	8,030	8,087	—	8,087	—	(234)	715	481
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(1,902)	41,682	(56,070)	(16,290)	—	(16,970)	(152,179)	(29)	(169,178)	(185,468)	254,433	68,965	—	(1,302)	(12,088)	(13,390)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle)	$(1,266)	$16,816	$(16,984)	$(1,434)	$—	$(5,227)	$6,959	$(37)	$1,695	$261	$171,820	$172,081	—	(385)	500	115
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(2,095)	173,591	(180,536)	(9,040)	—	(45,084)	(352,548)	(34)	(397,666)	(406,706)	547,502	140,796	—	(3,291)	(25,667)	(28,958)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(3,389)	53,104	(54,810)	(5,095)	10,236	(26,021)	17,204	(458)	961	(4,134)	379,134	375,000	714	(1,929)	1,186	(29)
Invesco VI American Franchise (AdvantEdge)	(213)	290	775	852	—	—	(391)	(119)	(510)	342	13,150	13,492	—	(8)	(23)	(31)
Invesco VI American Franchise (AnnuiChoice II)	(150)	357	702	909	—	(83)	4,986	(75)	4,828	5,737	10,860	16,597	—	(9)	278	269
Invesco VI American Franchise (GrandMaster flex3)	(188)	19	1,451	1,282	—	—	11,578	—	11,578	12,860	—	12,860	—	—	575	575
Invesco VI American Franchise (Grandmaster)	(193)	5,370	(4,259)	918	—	(79)	(17,198)	—	(17,277)	(16,359)	21,828	5,469	—	(4)	(773)	(777)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	(15)	78	33	96	—	(2,129)	4,421	(1)	2,291	2,387	—	2,387	—	(130)	276	146
Invesco VI American Franchise (Pinnacle Plus)	(791)	6,591	(3,453)	2,347	—	(2,664)	58,553	(65)	55,824	58,171	48,305	106,476	—	(145)	2,959	2,814
Invesco VI Comstock (AdvantEdge)	(1,171)	6,358	10,864	16,051	18,474	(9,412)	1,408	(880)	9,590	25,641	202,701	228,342	1,276	(697)	116	695
Invesco VI Comstock (AnnuiChoice II)	342	8,044	4,892	13,278	81,337	(6,977)	113,586	(688)	187,258	200,536	102,218	302,754	5,257	(515)	7,424	12,166
Invesco VI Comstock (AnnuiChoice)	71	701	4,249	5,021	—	(1,053)	20,744	(1)	19,690	24,711	30,674	55,385	—	(44)	924	880
Invesco VI Comstock (GrandMaster flex3)	(548)	1,729	8,407	9,588	—	(990)	11,578	(23)	10,565	20,153	108,835	128,988	—	(45)	556	511
Invesco VI Comstock (Grandmaster)	(420)	18,920	(7,245)	11,255	—	(61,262)	36,568	(57)	(24,751)	(13,496)	205,932	192,436	—	(4,790)	3,585	(1,205)
Invesco VI Comstock (IQ Annuity)	(88)	213	1,702	1,827	—	—	—	(19)	(19)	1,808	24,299	26,107	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	220	6,503	(468)	6,255	—	(59,031)	34,398	(30)	(24,663)	(18,408)	94,765	76,357	—	(3,482)	2,005	(1,477)
Invesco VI Comstock (Pinnacle Plus)	(9,454)	308,600	(263,837)	35,309	1,010	(52,461)	(1,402,496)	(250)	(1,454,197)	(1,418,888)	1,486,521	67,633	51	(2,670)	(68,900)	(71,519)
Invesco VI American Value (AdvantEdge)	(9,817)	196,559	(150,808)	35,934	1,625	(202,205)	1,232	(2,333)	(201,681)	(165,747)	564,888	399,141	100	(12,905)	(68)	(12,873)
Invesco VI American Value (AnnuiChoice II)	(1,077)	18,382	(9,131)	8,174	38,553	(7,414)	83,354	(261)	114,232	122,406	87,365	209,771	2,316	(476)	5,031	6,871
Invesco VI American Value (AnnuiChoice)	(93)	3,992	(2,617)	1,282	—	(1,060)	(15,531)	(32)	(16,623)	(15,341)	18,130	2,789	—	(70)	(925)	(995)
Invesco VI American Value (Grandmaster flex3)	(167)	2,075	(1,567)	341	—	(1,307)	(8,325)	(23)	(9,655)	(9,314)	9,314	—	—	(86)	(529)	(615)
Invesco VI American Value (Grandmaster)	(6,116)	6,782	(3,816)	(3,150)	—	(41,165)	44,883	(321)	3,397	247	28,285	28,532	—	(2,653)	2,531	(122)
Invesco VI American Value (IQ Annuity)	(263)	4,292	(74)	3,955	—	(20,294)	93,736	(2)	73,440	77,395	34,710	112,105	—	(1,417)	5,960	4,543
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(242)	1,396	106	1,260	—	(5,320)	30,193	(28)	24,845	26,105	6,654	32,759	—	(2,618)	4,051	1,433
Invesco VI American Value (Pinnacle Plus)	(16,497)	488,309	(445,564)	26,248	1,248	(106,048)	(1,459,561)	(282)	(1,564,643)	(1,538,395)	1,791,085	252,690	82	(6,979)	(96,589)	(103,486)
Invesco VI American Franchise (Pinnacle)	(283)	563	1,064	1,344	—	(3,152)	2,149	(20)	(1,023)	321	20,573	20,894	—	(143)	97	(46)
Invesco VI American Franchise (Pinnacle IV)	(2,334)	11,049	1,442	10,157	—	(22,935)	(1,147)	(36)	(24,118)	(13,961)	165,603	151,642	—	(1,043)	(55)	(1,098)
Invesco VI American Franchise (Pinnacle V)	(1,952)	10,551	(137)	8,462	—	(18,430)	12,628	(199)	(6,001)	2,461	121,141	123,602	—	(1,231)	884	(347)
Invesco VI Comstock (Pinnacle)	(441)	69,185	(59,948)	8,796	—	(88,228)	(320,302)	(24)	(408,554)	(399,758)	488,922	89,164	—	(3,715)	(14,321)	(18,036)
Invesco VI Comstock (Pinnacle IV)	(1,330)	82,547	(51,976)	29,241	140	(129,590)	(1,855)	(76)	(131,381)	(102,140)	414,176	312,036	6	(5,494)	(79)	(5,567)
Invesco VI Comstock (Pinnacle II Reduced M&E)	—	81	90	171	—	(227)	—	(1)	(228)	(57)	2,295	2,238	—	—	(10)	(10)
Invesco VI Comstock (Pinnacle V)	(3,052)	53,807	13,611	64,366	367,111	(28,916)	(35,433)	(4,505)	298,257	362,623	640,610	1,003,233	29,287	(2,589)	(2,749)	23,949
Invesco VI International Growth Class II (Advantedge)	(240)	1,568	(2,619)	(1,291)	4,712	(5,381)	3,573	(197)	2,707	1,416	100,578	101,994	430	(494)	332	268
Invesco VI International Growth Class II (IQ Advisor Enhanced)	727	940	(4,347)	(2,680)	42,878	(856)	90,220	(130)	132,112	129,432	34,372	163,804	3,744	(88)	7,981	11,637
Invesco VI International Growth Class II (Pinnacle Plus)	392	897	(4,024)	(2,735)	—	(2,492)	47,935	—	45,443	42,708	37,918	80,626	—	(223)	4,124	3,901
Invesco VI International Growth Class II (Pinnacle)	(98)	10,185	(12,076)	(1,989)	—	(29,176)	16,595	(46)	(12,627)	(14,616)	95,090	80,474	—	(2,650)	1,442	(1,208)
Invesco VI International Growth Class II (Pinnacle V)	281	9,643	(19,234)	(9,310)	175,860	(12,544)	63,303	(1,542)	225,077	215,767	256,458	472,225	15,662	(1,242)	5,556	19,976
Invesco VI American Value II (Pinnacle V)	(7,073)	133,988	(100,120)	26,795	115,861	(45,663)	(30,684)	(1,669)	37,845	64,640	379,300	443,940	7,354	(3,023)	(2,179)	2,152
Invesco VI American Value II (Pinnacle)	(2,072)	10,739	(6,915)	1,752	—	(64,364)	8,981	(330)	(55,713)	(53,961)	75,432	21,471	—	(4,178)	552	(3,626)
Invesco VI American Value II (Pinnacle IV)	(6,791)	23,670	(13,431)	3,448	—	(86,550)	10,863	(220)	(75,907)	(72,459)	140,113	67,654	—	(5,623)	541	(5,082)
Templeton Foreign VIP (Pinnacle)	4,265	66,484	(103,681)	(32,932)	—	(37,314)	(38,070)	(234)	(75,618)	(108,550)	357,063	248,513	—	(1,691)	(1,464)	(3,155)
Templeton Foreign VIP (Pinnacle IV)	11,592	249,449	(403,707)	(142,666)	3,194	(273,226)	(17,671)	(460)	(288,163)	(430,829)	1,358,497	927,668	141	(12,424)	(689)	(12,972)
Templeton Foreign VIP (Pinnacle II Reduced M&E)	16	40	(304)	(248)	—	(209)	—	(1)	(210)	(458)	2,230	1,772	—	—	(9)	(9)
Templeton Foreign VIP (Pinnacle V)	8,321	94,349	(310,264)	(207,594)	249,067	(99,851)	69,965	(4,873)	214,308	6,714	1,507,873	1,514,587	23,213	(9,687)	6,789	20,315
Templeton Foreign VIP Fund (AnnuiChoice II)	1,882	1,253	(38,287)	(35,152)	14,789	(5,946)	79,427	(428)	87,842	52,690	222,061	274,751	1,122	(514)	6,143	6,751
Templeton Foreign VIP Fund (AnnuiChoice)	608	4,572	(14,078)	(8,898)	—	(10,363)	—	(74)	(10,437)	(19,335)	84,055	64,720	—	(433)	—	(433)
Templeton Foreign VIP Fund (AdvantEdge)	1,225	5,498	(68,355)	(61,632)	44,713	(24,666)	47,728	(2,548)	65,227	3,595	474,250	477,845	4,072	(2,380)	4,552	6,244
Templeton Foreign VIP Fund (GrandMaster flex3)	1,210	(4,177)	(46,031)	(48,998)	—	(24,864)	1,299	(262)	(23,827)	(72,825)	414,840	342,015	—	(1,116)	67	(1,049)
Templeton Foreign VIP Fund (Grandmaster)	11,063	30,612	(53,359)	(11,684)	—	(27,224)	16,542	(169)	(10,851)	(22,535)	141,627	119,092	—	(1,172)	924	(248)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	1,360	(2,782)	(9,656)	(11,078)	—	(82,354)	89,175	(111)	6,710	(4,368)	82,290	77,922	—	(6,659)	7,158	499
Templeton Foreign VIP Fund (Pinnacle Plus)	3,610	108,411	(179,187)	(67,166)	714	(104,768)	(169,816)	(337)	(274,207)	(341,373)	763,863	422,490	35	(5,081)	(8,348)	(13,394)
Templeton Global Bond VIP Fund (Pinnacle)*	223	(21)	(1,548)	(1,346)	—	(1,707)	66,919	—	65,212	63,866	—	63,866	—	(63)	6,590	6,527
Templeton Global Bond VIP Fund (Grandmaster)*	226	(107)	(71)	48	—	(1,325)	—	(7)	(1,332)	(1,284)	7,470	6,186	—	(135)	—	(135)
Templeton Global Bond VIP Fund (GrandMaster flex3)*	1,655	123	(1,619)	159	—	(5,297)	—	(55)	(5,352)	(5,193)	52,028	46,835	—	(546)	—	(546)
Templeton Global Bond VIP Fund (Pinnacle V)*	454	(1)	(887)	(434)	—	(922)	52,879	—	51,957	51,523	—	51,523	—	(93)	5,367	5,274
Templeton Global Bond VIP Fund (Pinnacle IV)*	1,284	(420)	(3,090)	(2,226)	7,765	(806)	165,816	(7)	172,768	170,542	7,816	178,358	779	(82)	16,789	17,486

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (AnnuiChoice II)*	$8,960	$(17)	$(12,700)	$(3,757)	$183,057	$(204)	$105,385	$(27)	$288,211	$284,454	$7,970	$292,424	18,326	(23)	10,663	28,966
Templeton Growth VIP Fund (AdvantEdge)	(271)	2,689	(6,749)	(4,331)	—	(5,170)	2,880	(631)	(2,921)	(7,252)	101,349	94,097	—	(491)	247	(244)
Templeton Growth VIP Fund (AnnuiChoice II)	289	4,482	(10,044)	(5,273)	1,337	(5,730)	16,201	(189)	11,619	6,346	90,831	97,177	104	(472)	1,198	830
Templeton Growth VIP Fund (AnnuiChoice)	115	71	(430)	(244)	—	—	20,807	(16)	20,791	20,547	6,661	27,208	—	(1)	1,011	1,010
Templeton Growth VIP Fund (GrandMaster flex3)	(824)	1,883	(20,453)	(19,394)	20,990	(149,126)	5,132	(213)	(123,217)	(142,611)	533,694	391,083	1,069	(7,540)	263	(6,208)
Templeton Growth VIP Fund (Grandmaster)	204	9,316	(17,691)	(8,171)	—	(14,462)	9,548	(6)	(4,920)	(13,091)	113,090	99,999	—	(731)	304	(427)
Templeton Growth VIP Fund (IQ Advisor Standard)	85	8	(479)	(386)	—	—	—	—	—	(386)	11,361	10,975	—	—	—	—
Templeton Growth VIP Fund (IQ Annuity)	(341)	23,559	(34,172)	(10,954)	—	(79,372)	(284)	(278)	(79,934)	(90,888)	332,421	241,533	—	(3,928)	(14)	(3,942)
Templeton Growth VIP Fund (Pinnacle)	(31)	1,645	(7,936)	(6,322)	—	(6,755)	316	(63)	(6,502)	(12,824)	159,728	146,904	—	(332)	16	(316)
Templeton Growth VIP Fund (Pinnacle IV)	(1,236)	91,751	(126,879)	(36,364)	380	(147,869)	(1,289)	(120)	(148,898)	(185,262)	975,770	790,508	19	(7,311)	(97)	(7,389)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	29	36	(523)	(458)	—	—	—	(6)	(6)	(464)	11,794	11,330	—	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	443	108	(3,330)	(2,779)	—	(87,252)	133,028	(43)	45,733	42,954	8,006	50,960	—	(5,789)	8,865	3,076
Templeton Growth VIP Fund (Pinnacle Plus)	1,764	156,879	(272,884)	(114,241)	1,724	(137,848)	(1,103,021)	(206)	(1,239,351)	(1,353,592)	1,589,291	235,699	93	(7,593)	(65,575)	(73,075)
Templeton Growth VIP Fund (Pinnacle V)	(1,601)	23,296	(57,773)	(36,078)	42,937	(42,161)	14,394	(1,331)	13,839	(22,239)	834,538	812,299	4,101	(4,161)	1,451	1,391
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	6,589	2,023	(6,312)	2,300	—	(1,973)	943	(1,066)	(2,096)	204	166,255	166,459	—	(230)	85	(145)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	3,849	1,682	(4,545)	986	—	(10,656)	8,831	(103)	(1,928)	(942)	73,795	72,853	—	(800)	637	(163)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,341	801	(3,393)	1,749	—	—	—	(161)	(161)	1,588	93,689	95,277	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	5,073	943	(4,382)	1,634	—	(436)	205	(3)	(234)	1,400	125,563	126,963	—	(33)	16	(17)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	630	(1,140)	1,162	652	—	(14,787)	1,388	(1)	(13,400)	(12,748)	13,895	1,147	—	(638)	59	(579)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	6,397	2,678	(6,800)	2,275	3,315	(12,661)	5,316	(155)	(4,185)	(1,910)	156,542	154,632	142	(574)	246	(186)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,035	122	(1,407)	1,750	14	(23,682)	(16,757)	(53)	(40,478)	(38,728)	96,755	58,027	1	(1,750)	(1,292)	(3,041)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	1,124	(184)	(3,132)	(2,192)	—	(61,473)	106,451	(31)	44,947	42,755	1,953	44,708	—	(5,368)	9,318	3,950
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	82,659	(102,019)	11,492	(7,868)	476	(130,932)	(18,321)	(334)	(149,111)	(156,979)	284,737	127,758	25	(6,637)	(1,828)	(8,440)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,397	4,495	(15,842)	4,050	299	(32,227)	31,111	(786)	(1,603)	2,447	385,762	388,209	22	(2,442)	2,224	(196)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(5,204)	4,770	(22,775)	(23,209)	400	(11,915)	6,836	(2,527)	(7,206)	(30,415)	405,995	375,580	46	(1,725)	956	(723)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(340)	1,781	(5,685)	(4,244)	18,572	(4,660)	10,607	(145)	24,374	20,130	42,304	62,434	1,349	(356)	819	1,812
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(660)	320	(4,966)	(5,306)	—	(1,066)	190	(102)	(978)	(6,284)	97,053	90,769	—	(33)	5	(28)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(2,191)	13,794	(20,827)	(9,224)	—	(35,482)	(10,742)	(111)	(46,335)	(55,559)	204,861	149,302	—	(1,067)	(325)	(1,392)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(4,120)	22,063	(46,035)	(28,092)	5,043	(29,938)	(213,961)	(165)	(239,021)	(267,113)	612,217	345,104	148	(894)	(6,530)	(7,276)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(4,044)	16,161	(33,008)	(20,891)	2,763	(19,613)	11,315	(201)	(5,736)	(26,627)	358,330	331,703	79	(623)	374	(170)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(2,077)	3,064	(8,214)	(7,227)	1,547	(79,873)	(93,812)	(127)	(172,265)	(179,492)	314,221	134,729	47	(2,320)	(2,795)	(5,068)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(8,666)	7,921	(39,889)	(40,634)	3,730	(306,153)	(300,294)	(449)	(603,166)	(643,800)	1,180,562	536,762	112	(9,164)	(9,211)	(18,263)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(242)	1,479	(2,547)	(1,310)	—	(20,194)	53,427	(30)	33,203	31,893	4,883	36,776	—	(2,051)	5,599	3,548
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(7,388)	12,783	(39,038)	(33,643)	238	(61,026)	(122,788)	(354)	(183,930)	(217,573)	657,622	440,049	9	(2,140)	(4,463)	(6,594)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(11,915)	29,718	(75,853)	(58,050)	9,883	(84,948)	18,074	(2,557)	(59,548)	(117,598)	979,204	861,606	1,003	(9,133)	1,638	(6,492)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	504	3,324	9,241	13,069	—	(91,954)	152,284	(87)	60,243	73,312	13,417	86,729	—	(6,304)	10,679	4,375
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(788)	257,322	28,677	285,211	2,201	(195,164)	(1,110,690)	(604)	(1,304,257)	(1,019,046)	1,650,707	631,661	90	(7,684)	(43,571)	(51,165)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,036)	27,122	46,774	71,860	8,531	(37,962)	10,923	(1,341)	(19,849)	52,011	263,021	315,032	660	(2,773)	778	(1,335)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	3	12,083	14,949	27,035	19,404	(32,660)	45,623	(212)	32,155	59,190	94,359	153,549	1,650	(2,883)	4,016	2,783
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(51)	1,653	1,374	2,976	—	(946)	(13,610)	(29)	(14,585)	(11,609)	15,955	4,346	—	(97)	(1,252)	(1,349)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(248)	10,819	5,428	15,999	—	(5,149)	(12,167)	(48)	(17,364)	(1,365)	66,142	64,777	—	(524)	(1,182)	(1,706)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	14	11,045	7,256	18,315	—	(30,202)	21,056	(24)	(9,170)	9,145	72,942	82,087	—	(1,010)	691	(319)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	320	18,757	34,266	53,343	2,908	(9,696)	26,143	(117)	19,238	72,581	174,957	247,538	96	(326)	943	713
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,189)	83,133	82,143	164,087	3,199	(130,027)	(135,026)	(386)	(262,240)	(98,153)	746,457	648,304	319	(12,686)	(13,996)	(26,363)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(3,491)	45,089	191,334	232,932	95,301	(49,507)	33,346	(2,233)	76,907	309,839	817,260	1,127,099	8,544	(4,795)	3,264	7,013
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	(4,426)	55,426	(35,258)	15,742	10,504	(18,444)	25,236	(1,015)	16,281	32,023	267,271	299,294	841	(1,587)	1,791	1,045
BlackRock Capital Appreciation VI (AnnuiChoice II)	(952)	17,479	(8,709)	7,818	25,542	(4,732)	30,194	(238)	50,766	58,584	50,449	109,033	2,019	(402)	2,472	4,089
BlackRock Capital Appreciation VI (Annuichoice)	(24)	305	(547)	(266)	—	(6,483)	286	(3)	(6,200)	(6,466)	6,779	313	—	(540)	23	(517)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(135)	1,456	(732)	589	—	—	—	(10)	(10)	579	8,580	9,159	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(34)	779	(352)	393	—	—	4,581	(3)	4,578	4,971	—	4,971	—	—	373	373
BlackRock Capital Appreciation VI Class III (Pinnacle)	(543)	5,580	(672)	4,365	—	(42)	4,873	(2)	4,829	9,194	—	9,194	—	(3)	693	690
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(757)	12,280	(7,311)	4,212	—	(19,308)	11,144	(65)	(8,229)	(4,017)	60,464	56,447	—	(1,532)	911	(621)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(10,236)	130,046	(70,846)	48,964	131,863	(29,256)	84,563	(1,999)	185,171	234,135	564,493	798,628	10,571	(2,500)	6,698	14,769
BlackRock Global Allocation VI (Advantedge)	(1,361)	66,594	(60,694)	4,539	10,650	(137,457)	(5,076)	(1,967)	(133,850)	(129,311)	644,783	515,472	959	(12,202)	(797)	(12,040)
BlackRock Global Allocation VI (AnnuiChoice II)	1,353	10,892	(11,731)	514	831	(4,743)	13,017	(42)	9,063	9,577	102,693	112,270	52	(431)	1,172	793

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
BlackRock Global Allocation VI (Annuichoice)	$501	$3,420	$(3,649)	$272	$—	$(7)	$2,896	$(53)	$2,836	$3,108	$36,137	$39,245	—	(5)	254	249
BlackRock Global Allocation VI (Grandmaster flex3)	2,306	16,399	(16,934)	1,771	—	(129,585)	1,213	(176)	(128,548)	(126,777)	325,028	198,251	—	(12,862)	1,150	(11,712)
BlackRock Global Allocation VI (Grandmaster)	(439)	2,697	(1,829)	429	440	(84,900)	3,362	(10)	(81,108)	(80,679)	90,961	10,282	40	(11,255)	3,837	(7,378)
BlackRock Global Allocation VI Class III (Pinnacle)	68	2,855	(2,849)	74	—	(17,016)	(27,076)	(33)	(44,125)	(44,051)	65,019	20,968	—	(1,529)	(2,507)	(4,036)
BlackRock Global Allocation VI Class III (Pinnacle IV)	448	3,593	(4,352)	(311)	—	(7,384)	24,980	(34)	17,562	17,251	22,088	39,339	—	(675)	2,239	1,564
BlackRock Global Allocation VI Class III (Pinnacle V)	1,581	18,346	(19,739)	188	5,500	(59,544)	79,636	(289)	25,303	25,491	165,468	190,959	510	(5,406)	7,176	2,280
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	(464)	4,092	2,140	5,768	30,000	(69,109)	138,999	(70)	99,820	105,588	—	105,588	2,921	(6,490)	13,535	9,966
American Funds Global Growth (AdvantEdge)*	(18)	810	(481)	311	—	—	8,116	—	8,116	8,427	—	8,427	—	—	801	801
American Funds Global Growth (AnnuiChoice II)*	79	824	(813)	90	6,534	(848)	13,802	—	19,488	19,578	—	19,578	621	(80)	1,312	1,853
American Funds Global Growth (Pinnacle)*	1	(1)	(3)	(3)	—	(40)	453	(2)	411	408	—	408	—	(4)	43	39
American Funds Global Growth (Pinnacle V)*	89	2,847	(2,440)	496	30,790	(111)	118	(181)	30,616	31,112	—	31,112	2,957	(39)	39	2,957
American Funds Growth (AnnuiChoice II)*	278	343	1,206	1,827	12,495	—	47,211	—	59,706	61,533	—	61,533	1,154	—	4,359	5,513
American Funds Growth (Pinnacle)*	3	—	52	55	—	—	2,351	—	2,351	2,406	—	2,406	—	—	216	216
American Funds Growth-Income (AnnuiChoice II)*	3,284	1,335	3,693	8,312	39,393	(882)	453,026	(25)	491,512	499,824	—	499,824	3,517	(80)	40,447	43,884
American Funds Growth-Income (GrandMaster)*	196	2	(41)	157	—	(88)	21,922	—	21,834	21,991	—	21,991	—	(8)	1,943	1,935
American Funds Growth-Income (Pinnacle)*	118	—	288	406	—	—	10,881	—	10,881	11,287	—	11,287	—	—	993	993
American Funds Growth-Income (Pinnacle IV)*	143	1,628	1,651	3,422	—	—	28,122	—	28,122	31,544	—	31,544	—	—	2,767	2,767
American Funds Growth-Income (Pinnacle V)*	596	4,762	(268)	5,090	95,976	—	31,044	(578)	126,442	131,532	—	131,532	8,972	—	2,625	11,597
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	—	—	—	—	—	—	97	(2)	95	95	—	95	—	—	9	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	(284)	343	456	515	16,220	(400)	53,255	—	69,075	69,590	—	69,590	1,564	(38)	5,135	6,661
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	(12)	(1)	7	(6)	—	(155)	1,810	(3)	1,652	1,646	—	1,646	—	(14)	172	158
American Funds Managed Risk Asset Allocation (Pinnacle)*	(119)	1	294	176	—	—	9,935	(62)	9,873	10,049	—	10,049	—	—	964	964
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	(141)	(12)	131	(22)	—	(495)	20,161	(9)	19,657	19,635	—	19,635	—	(49)	1,934	1,885
American Funds Managed Risk Asset Allocation (Pinnacle V)*	(3,988)	199	22,353	18,564	736,341	(3,000)	31,034	(1,457)	762,918	781,482	—	781,482	72,867	(295)	2,545	75,117
American Funds New World (AnnuiChoice II)*	54	(1)	(566)	(513)	5,641	—	1,550	—	7,191	6,678	—	6,678	—	—	713	713
American Funds New World (Pinnacle)*	171	2,447	(2,443)	175	—	(1,390)	20,456	—	19,066	19,241	—	19,241	—	(150)	2,212	2,062
American Funds New World (Pinnacle IV)*	54	1,157	(3,982)	(2,771)	—	(534)	33,162	—	32,628	29,857	—	29,857	—	(52)	3,250	3,198
American Funds New World (Pinnacle V)*	260	3,201	(9,859)	(6,398)	27,097	(394)	47,222	(170)	73,755	67,357	—	67,357	2,654	(38)	4,607	7,223
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(2,744)	185,373	(180,525)	2,104	4,908	(80,133)	(75,223)	(154)	(150,602)	(148,498)	714,806	566,308	201	(3,278)	(3,753)	(6,830)
Deutsche Small Cap Index VIP (Pinnacle IV)	(51)	842	(453)	338	—	(326)	—	(7)	(333)	5	10,626	10,631	—	(14)	—	(14)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(6)	171	(57)	108	—	—	—	(7)	(7)	101	3,020	3,121	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(189)	69	1,020	900	—	—	38,730	(26)	38,704	39,604	6,649	46,253	—	(2)	2,685	2,683
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(193)	3,351	(2,463)	695	9,944	(979)	(11,135)	(20)	(2,190)	(1,495)	20,792	19,297	639	(72)	(824)	(257)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(38)	9	428	399	—	—	—	(5)	(5)	394	3,559	3,953	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(3,290)	4,172	20,135	21,017	—	(9,474)	188	(187)	(9,473)	11,544	203,954	215,498	—	(708)	11	(697)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(2,462)	(1,444)	1,361	(2,545)	—	(13,627)	55,102	(70)	41,405	38,860	2,757	41,617	—	(982)	3,616	2,634
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,090)	6,637	(1,208)	4,339	—	(1,125)	10,959	(81)	9,753	14,092	38,260	52,352	—	(85)	764	679
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(2,935)	11,406	(6,421)	2,050	—	(17,739)	15,146	(27)	(2,620)	(570)	51,572	51,002	—	(1,291)	872	(419)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	(132)	(181)	302	(11)	—	(63,545)	87,785	—	24,240	24,229	—	24,229	—	(647)	2,290	1,643
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(23,267)	338,993	(291,817)	23,909	1,486	(164,735)	(1,194,197)	(376)	(1,357,822)	(1,333,913)	1,556,914	223,001	111	(12,128)	(91,496)	(103,513)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(2,874)	26,290	(10,853)	12,563	7,983	(16,417)	85,246	(464)	76,348	88,911	119,574	208,485	560	(1,210)	5,895	5,245
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(7,972)	57,473	(47,407)	2,094	6,294	(128,129)	3,477	(490)	(118,848)	(116,754)	352,196	235,442	306	(6,069)	(23)	(5,786)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(440)	9,041	(6,966)	1,635	8,243	(2,622)	40,542	(172)	45,991	47,626	41,222	88,848	386	(138)	1,923	2,171
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(149)	1,941	(814)	978	—	—	11,578	(2)	11,576	12,554	3,001	15,555	—	—	593	593
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(376)	5,806	(4,410)	1,020	—	(1,900)	10,000	(6)	8,094	9,114	33,997	43,111	—	(92)	493	401
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	(7)	(201)	—	(208)	—	(4,150)	4,362	(4)	208	—	—	—	—	(290)	290	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(1,253)	13,034	(10,485)	1,296	476	(2,030)	(4,362)	(191)	(6,107)	(4,811)	106,671	101,860	23	(109)	(211)	(297)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(58)	814	(645)	111	—	(30)	(11)	(7)	(48)	63	6,577	6,640	—	(2)	—	(2)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(464)	6,853	(5,691)	698	—	(15,015)	7,900	(1)	(7,116)	(6,418)	48,725	42,307	—	(719)	381	(338)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(3,575)	45,249	(36,495)	5,179	130,489	(12,680)	15,400	(1,452)	131,757	136,936	267,456	404,392	6,308	(690)	690	6,308
Deutsche Small Cap Index (AdvantEdge)	(499)	8,718	(6,685)	1,534	—	(19,344)	(17,077)	(100)	(36,521)	(34,987)	72,800	37,813	—	(1,174)	(1,071)	(2,245)
Deutsche Small Cap Index (AnnuiChoice II)	(347)	3,357	186	3,196	43,267	(1,760)	152	(99)	41,560	44,756	47,489	92,245	2,769	(120)	10	2,659
Deutsche Small Cap Index (AnnuiChoice)	(70)	1,483	(611)	802	—	(392)	—	(39)	(431)	371	24,081	24,452	—	(19)	—	(19)
Deutsche Small Cap Index (GrandMaster flex3)	(654)	8,128	(5,331)	2,143	—	(5,121)	880	(17)	(4,258)	(2,115)	79,188	77,073	—	(227)	40	(187)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (Continued):
Deutsche Small Cap Index (Grandmaster)	$(194)	$3,847	$(3,588)	$65	$—	$(15,318)	$7,571	$(16)	$(7,763)	$(7,698)	$32,980	$25,282	—	(831)	398	(433)
Deutsche Small Cap Index (IQ3)	(772)	6,432	(2,715)	2,945	—	(5,561)	137	(42)	(5,466)	(2,521)	105,600	103,079	—	(265)	6	(259)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(288)	6,859	(2,101)	4,470	—	(56,499)	135,937	(74)	79,364	83,834	77,667	161,501	—	(3,537)	8,321	4,784
Deutsche Small Cap Index (Pinnacle Plus)	(1,487)	62,175	(61,731)	(1,043)	238	(15,486)	(183,761)	(73)	(199,082)	(200,125)	282,350	82,225	11	(725)	(8,533)	(9,247)
Deutsche Small Cap Index VIP (Pinnacle IV)	(1,823)	38,702	(30,439)	6,440	—	(39,403)	(914)	(65)	(40,382)	(33,942)	281,626	247,684	—	(1,894)	(42)	(1,936)
Deutsche Small Cap Index VIP (Pinnacle V)	(1,422)	16,985	(9,827)	5,736	7,200	(17,590)	32,007	(506)	21,111	26,847	162,545	189,392	525	(1,334)	2,411	1,602
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,086	2,250	(8,847)	1,489	325	(120,425)	13,690	(1,908)	(108,318)	(106,829)	310,043	203,214	27	(9,677)	1,142	(8,508)
Pimco VIT All Asset (IQ Annuity)	5,140	5,239	(11,744)	(1,365)	—	(4,859)	(15,924)	(94)	(20,877)	(22,242)	160,656	138,414	—	(404)	(1,292)	(1,696)
Pimco VIT All Asset (Pinnacle)	1,856	137	(2,527)	(534)	—	(4,414)	5,985	(23)	1,548	1,014	47,672	48,686	—	(340)	458	118
Pimco VIT All Asset (AnnuiChoice II)	8,795	542	(9,748)	(411)	14,114	(162,113)	13,370	(115)	(134,744)	(135,155)	351,895	216,740	1,107	(12,719)	1,015	(10,597)
Pimco VIT All Asset (AnnuiChoice)	776	(7)	(870)	(101)	—	—	—	(36)	(36)	(137)	18,476	18,339	—	(3)	—	(3)
Pimco VIT All Asset (GrandMaster flex3)	3,808	4,055	(2,877)	4,986	—	(112,012)	—	(120)	(112,132)	(107,146)	195,173	88,027	—	(8,688)	—	(8,688)
Pimco VIT All Asset (Grandmaster)	15,836	(2,902)	(15,143)	(2,209)	—	(30,635)	(36,342)	(39)	(67,016)	(69,225)	455,886	386,661	—	(2,423)	(2,893)	(5,316)
Pimco VIT All Asset (Pinnacle IV)	36,347	(13,318)	(32,192)	(9,163)	30,960	(198,698)	(149,135)	(92)	(316,965)	(326,128)	1,290,323	964,195	2,540	(15,934)	(12,146)	(25,540)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	883	116	(1,494)	(495)	—	(68,021)	84,731	(3)	16,707	16,212	—	16,212	—	(770)	2,223	1,453
Pimco VIT All Asset (Pinnacle Plus)	21,320	(37,606)	(14,233)	(30,519)	476	(67,614)	26,183	(190)	(41,145)	(71,664)	244,727	173,063	39	(5,440)	(328)	(5,729)
Pimco VIT All Asset (Pinnacle V)	12,850	(4,411)	(13,790)	(5,351)	17,549	(47,075)	(98,701)	(1,123)	(129,350)	(134,701)	492,257	357,556	1,388	(3,791)	(8,212)	(10,615)
Pimco VIT Commodity Real Return (Pinnacle)	(1,493)	(4,347)	(23,983)	(29,823)	8	(7,254)	26,468	(68)	19,154	(10,669)	125,213	114,544	1	(1,120)	3,810	2,691
Pimco VIT Commodity Real Return (Pinnacle IV)	(1,463)	(14,712)	(9,649)	(25,824)	120	(33,514)	30,840	(101)	(2,655)	(28,479)	121,276	92,797	18	(5,266)	4,391	(857)
Pimco VIT Commodity Real Return (Pinnacle V)	(12,214)	(34,998)	(158,711)	(205,923)	78,985	(62,919)	124,050	(2,362)	137,754	(68,169)	887,957	819,788	12,003	(10,334)	19,265	20,934
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	(6,627)	(20,652)	(68,004)	(95,283)	7,013	(38,708)	46,872	(3,379)	11,798	(83,485)	490,388	406,903	1,125	(6,345)	7,975	2,755
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	(1,228)	(6,417)	(22,669)	(30,314)	727	(1,274)	27,081	(322)	26,212	(4,102)	128,789	124,687	110	(240)	4,091	3,961
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(24)	(256)	(1,437)	(1,717)	—	(3,108)	8,525	(13)	5,404	3,687	485	4,172	—	(456)	1,165	709
Pimco VIT Commodity Real Return Strategy (Grandmaster)	(1,534)	(10,027)	(15,617)	(27,178)	—	(23,469)	6,440	(64)	(17,093)	(44,271)	154,736	110,465	—	(3,529)	888	(2,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(1,746)	(24,477)	(1,676)	(27,899)	3,561	(92,299)	18,721	(146)	(70,163)	(98,062)	242,968	144,906	508	(13,334)	3,174	(9,652)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	(387)	(7,609)	5,037	(2,959)	—	(29,298)	8,332	(54)	(21,020)	(23,979)	40,102	16,123	—	(4,273)	1,159	(3,114)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	(126)	(1,659)	(6,319)	(8,104)	—	(64,844)	100,601	(20)	35,737	27,633	—	27,633	—	(1,321)	5,300	3,979
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	(9,963)	(231,226)	13,745	(227,444)	476	(79,956)	261,105	(107)	181,518	(45,926)	152,820	106,894	69	(12,716)	9,628	(3,019)
Pimco VIT Long Term Government (AnnuiChoice II)	8	—	142	150	2,310	—	2,171	—	4,481	4,631	—	4,631	232	—	215	447
Pimco VIT Low Duration (AnnuiChoice II)	(130)	132	(551)	(549)	14,214	(3,765)	5,223	(37)	15,635	15,086	109,386	124,472	1,223	(327)	449	1,345
Pimco VIT Low Duration (AnnuiChoice)	(8)	460	(371)	81	—	(16,388)	—	(9)	(16,397)	(16,316)	19,975	3,659	—	(1,390)	—	(1,390)
Pimco VIT Low Duration (GrandMaster flex3)	(518)	(18)	(314)	(850)	—	(38)	11,578	(21)	11,519	10,669	88,286	98,955	—	(5)	1,015	1,010
Pimco VIT Low Duration (Grandmaster)	(494)	621	(1,432)	(1,305)	17,000	(99,355)	147,773	(32)	65,386	64,081	139,262	203,343	1,479	(11,625)	15,827	5,681
Pimco VIT Low Duration (IQ Annuity)	(2,811)	1,124	(2,884)	(4,571)	8,288	(10,196)	(4,181)	(56)	(6,145)	(10,716)	649,424	638,708	723	(893)	(368)	(538)
Pimco VIT Low Duration (Pinnacle)	(94)	148	(204)	(150)	—	(1,280)	(2,103)	(35)	(3,418)	(3,568)	29,856	26,288	—	(114)	(182)	(296)
Pimco VIT Low Duration (Pinnacle IV)	(858)	6,709	(4,251)	1,600	58,693	(364,401)	(371,923)	(60)	(677,691)	(676,091)	721,491	45,400	5,132	(31,897)	(32,545)	(59,310)
Pimco VIT Low Duration (AdvantEdge)	(1,619)	3,988	(3,427)	(1,058)	17,741	(221,368)	13,196	(254)	(190,685)	(191,743)	332,615	140,872	1,570	(19,607)	1,166	(16,871)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	(18)	(30)	(7)	(55)	1,403	(20,543)	19,204	(18)	46	(9)	2,053	2,044	—	—	—	—
Pimco VIT Low Duration (Pinnacle Plus)	(1,477)	4,356	(3,744)	(865)	363	(140,616)	(152,328)	(236)	(292,817)	(293,682)	425,651	131,969	32	(12,539)	(13,398)	(25,905)
Pimco VIT Low Duration (Pinnacle V)	(4,283)	4,670	(7,307)	(6,920)	14,148	(47,823)	(35,857)	(235)	(69,767)	(76,687)	982,909	906,222	1,245	(4,236)	(3,127)	(6,118)
Pimco VIT Real Return (Pinnacle IV)	(566)	(43,267)	54,446	10,613	30,628	(219,197)	(235,454)	(73)	(424,096)	(413,483)	514,172	100,689	2,580	(18,404)	(19,889)	(35,713)
Pimco VIT Real Return (AdvantEdge)	(531)	(1,092)	(543)	(2,166)	—	(10,045)	77,654	(308)	67,301	65,135	50,106	115,241	—	(874)	6,397	5,523
Pimco VIT Real Return (AnnuiChoice II)	432	(6,007)	10,109	4,534	15,546	(66,054)	14,514	(191)	(36,185)	(31,651)	190,341	158,690	1,257	(5,367)	1,196	(2,914)
Pimco VIT Real Return (AnnuiChoice)	292	(1,028)	2,809	2,073	—	(9,923)	—	(139)	(10,062)	(7,989)	104,614	96,625	—	(825)	—	(825)
Pimco VIT Real Return (GrandMaster flex3)	(110)	12	690	592	—	—	—	(33)	(33)	559	42,413	42,972	—	(3)	—	(3)
Pimco VIT Real Return (Grandmaster)	310	(5,953)	11,576	5,933	1,500	(8,468)	(92,791)	(23)	(99,782)	(93,849)	125,730	31,881	124	(710)	(7,477)	(8,063)
Pimco VIT Real Return (IQ Annuity)	(453)	427	3,654	3,628	3,315	(7,056)	1,122	(18)	(2,637)	991	247,263	248,254	273	(594)	92	(229)
Pimco VIT Real Return (Pinnacle)	(32)	(428)	2,110	1,650	15,551	(20,053)	392	(24)	(4,134)	(2,484)	93,242	90,758	1,299	(1,666)	33	(334)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	180	142	41	363	1,464	(73,326)	78,243	(14)	6,367	6,730	7,031	13,761	146	(7,336)	7,827	637
Pimco VIT Real Return (Pinnacle Plus)	(562)	(46,567)	55,802	8,673	363	(201,489)	(36,100)	(127)	(237,353)	(228,680)	429,578	200,898	31	(17,163)	(2,993)	(20,125)
Pimco VIT Real Return (Pinnacle V)	(2,639)	(17,833)	38,351	17,879	3,821	(48,251)	(230,200)	(805)	(275,435)	(257,556)	1,150,537	892,981	317	(4,084)	(19,594)	(23,361)
Pimco VIT Total Return (Pinnacle V)	57,795	6,926	174,905	239,626	1,878,720	(638,942)	106,352	(40,984)	1,305,146	1,544,772	8,967,249	10,512,021	144,165	(52,283)	8,284	100,166
Pimco VIT Total Return (AdvantEdge)	25,107	13,380	96,180	134,667	216,564	(865,095)	144,233	(34,592)	(538,890)	(404,223)	5,391,815	4,987,592	16,681	(69,172)	11,256	(41,235)
Pimco VIT Total Return (AnnuiChoice II)	15,946	1,000	21,704	38,650	391,382	(151,294)	375,046	(7,761)	607,373	646,023	1,151,488	1,797,511	29,147	(11,851)	28,021	45,317
Pimco VIT Total Return (AnnuiChoice)	3,149	(30)	5,387	8,506	—	(472)	20,744	(354)	19,918	28,424	258,902	287,326	—	(62)	1,573	1,511

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3)	$2,347	$1,277	$8,449	$12,073	$—	$(121,004)	$(12,626)	$(247)	$(133,877)	$(121,804)	$558,954	$437,150	—	(9,527)	(982)	(10,509)
Pimco VIT Total Return (Grandmaster)	6,109	707	18,703	25,519	2,700	(69,196)	(115,259)	(178)	(181,933)	(156,414)	957,001	800,587	208	(8,431)	(5,709)	(13,932)
Pimco VIT Total Return (IQ Annuity)	7,185	363	18,749	26,297	15,148	(65,528)	(10,924)	(338)	(61,642)	(35,345)	961,376	926,031	1,173	(5,089)	(760)	(4,676)
Pimco VIT Total Return (Pinnacle)	4,892	2,872	12,883	20,647	—	(68,980)	(75,828)	(49)	(144,857)	(124,210)	746,041	621,831	—	(5,267)	(5,768)	(11,035)
Pimco VIT Total Return (Pinnacle IV)	3,504	(2,771)	17,144	17,877	375	(166,048)	(162,017)	(218)	(327,908)	(310,031)	845,243	535,212	29	(12,763)	(12,420)	(25,154)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	457	869	1,679	3,005	1,474	(74,183)	(19,024)	(97)	(91,830)	(88,825)	108,934	20,109	136	(6,875)	(1,772)	(8,511)
Pimco VIT Total Return (Pinnacle Plus)	2,779	(10,044)	28,410	21,145	8,853	(139,048)	(174,128)	(455)	(304,778)	(283,633)	1,033,985	750,352	691	(11,014)	(13,719)	(24,042)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(160)	95	2,685	2,620	—	(2,194)	19,462	(10)	17,258	19,878	1,749	21,627	—	(318)	2,919	2,601
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(164)	248	2,013	2,097	—	(7,339)	17,730	(25)	10,366	12,463	5,123	17,586	—	(1,098)	2,683	1,585
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,721)	(4,080)	31,793	24,992	69,743	(4,763)	30,929	(556)	95,353	120,345	139,369	259,714	10,402	(781)	4,544	14,165
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(1,941)	(10,468)	20,704	8,295	5,351	(49,618)	(369)	(505)	(45,141)	(36,846)	140,733	103,887	786	(7,695)	23	(6,886)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(274)	(574)	4,627	3,779	17,985	(474)	(124)	(170)	17,217	20,996	18,270	39,266	2,566	(93)	9	2,482
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(102)	(712)	2,335	1,521	—	(3,149)	7,689	(18)	4,522	6,043	7,268	13,311	—	(455)	1,133	678
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(37)	61	528	552	—	(1,744)	4,999	(9)	3,246	3,798	139	3,937	—	(257)	763	506
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(183)	(108)	1,590	1,299	—	(15,529)	10,469	(5)	(5,065)	(3,766)	11,891	8,125	—	(2,226)	1,563	(663)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(8)	—	147	139	—	—	1,009	—	1,009	1,148	—	1,148	—	—	153	153
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	(74)	21	1,562	1,509	—	(166)	10,529	(10)	10,353	11,862	—	11,862	—	(21)	1,316	1,295
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(358)	(1,092)	3,300	1,850	—	(836)	(3,642)	(2)	(4,480)	(2,630)	25,366	22,736	—	(126)	(577)	(703)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,292)	2,521	3,912	4,141	21,806	(14,337)	(23,971)	(926)	(17,428)	(13,287)	154,136	140,849	2,598	(1,791)	(2,843)	(2,036)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,169)	320	4,316	3,467	—	(522)	(3,510)	(205)	(4,237)	(770)	100,359	99,589	—	(83)	(385)	(468)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(1,046)	119	4,795	3,868	—	(3,096)	7,689	(124)	4,469	8,337	101,359	109,696	—	(367)	884	517
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(301)	56	911	666	—	(1,620)	5,904	(21)	4,263	4,929	16,662	21,591	—	(194)	702	508
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(927)	939	1,790	1,802	—	(23,797)	6,148	(39)	(17,688)	(15,886)	70,882	54,996	—	(2,784)	723	(2,061)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(1,106)	304	3,252	2,450	—	(644)	3,841	(53)	3,144	5,594	72,956	78,550	—	(82)	459	377
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(2,139)	1,892	5,551	5,304	—	(11,223)	20,111	(11)	8,877	14,181	148,499	162,680	—	(1,302)	2,363	1,061
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(481)	998	(275)	242	—	(49,585)	17,028	(43)	(32,600)	(32,358)	52,969	20,611	—	(5,816)	1,985	(3,831)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(268)	173	1,394	1,299	—	(7,872)	34,171	(11)	26,288	27,587	—	27,587	—	(607)	3,138	2,531
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(1,299)	5,670	(3,679)	692	1,316	(73,500)	(27,283)	(32)	(99,499)	(98,807)	147,318	48,511	159	(8,881)	(3,219)	(11,941)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(2,488)	1,106	5,773	4,391	100	(42,089)	11,346	(233)	(30,876)	(26,485)	169,741	143,256	12	(4,936)	1,336	(3,588)
Guggenheim VT Long Short Equity (AdvantEdge)	(892)	8,717	(8,708)	(883)	—	(33,985)	(22,869)	(88)	(56,942)	(57,825)	77,436	19,611	—	(3,489)	(2,354)	(5,843)
Guggenheim VT Long Short Equity (AnnuiChoice II)	(662)	(52)	2,816	2,102	29,898	(1,204)	658	(143)	29,209	31,311	48,336	79,647	3,014	(135)	66	2,945
Guggenheim VT Long Short Equity (AnnuiChoice)	(25)	181	(93)	63	—	(2,703)	6,100	(12)	3,385	3,448	493	3,941	—	(278)	616	338
Guggenheim VT Long Short Equity (GrandMaster flex3)	(65)	206	(86)	55	—	(1,482)	4,999	(7)	3,510	3,565	1,995	5,560	—	(161)	522	361
Guggenheim VT Long Short Equity (Grandmaster)	(48)	(3)	218	167	—	(22)	6,806	(3)	6,781	6,948	—	6,948	—	(3)	702	699
Guggenheim VT Long Short Equity (IQ Annuity)	(112)	(2)	297	183	—	—	10,119	(5)	10,114	10,297	—	10,297	—	—	1,043	1,043
Guggenheim VT Long Short Equity (Pinnacle)	(224)	781	17	574	—	(2,215)	21,500	(23)	19,262	19,836	6,118	25,954	—	(235)	2,222	1,987
Guggenheim VT Long Short Equity (Pinnacle IV)	(330)	1,570	(1,003)	237	—	(3,762)	14,515	(45)	10,708	10,945	15,574	26,519	—	(395)	1,453	1,058
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	(86)	—	503	417	—	(156)	12,364	(10)	12,198	12,615	—	12,615	—	(14)	1,087	1,073
Guggenheim VT Long Short Equity (Pinnacle Plus)	(568)	1,204	(381)	255	—	(109)	(5,477)	(12)	(5,598)	(5,343)	38,813	33,470	—	(13)	(579)	(592)
Guggenheim VT Long Short Equity (Pinnacle V)	(674)	260	2,102	1,688	6,100	(2,273)	37,194	(28)	40,993	42,681	29,180	71,861	620	(237)	3,815	4,198
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)	130	94	478	702	—	(835)	—	—	(835)	(133)	17,117	16,984	—	(31)	—	(31)
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	(23)	174	1,095	1,246	—	(979)	845	—	(134)	1,112	37,828	38,940	—	(38)	33	(5)
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	(1,198)	1,455	13,438	13,695	90,055	(8,570)	26,133	—	107,618	121,313	385,354	506,667	3,667	(348)	1,061	4,380
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	6	172	(34)	144	—	(857)	580	—	(277)	(133)	12,161	12,028	—	(32)	22	(10)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	178	11	202	391	5,420	—	—	—	5,420	5,811	21,193	27,004	205	—	—	205
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(588)	367	2,769	2,548	82,035	(9,033)	91,629	—	164,631	167,179	278,718	445,897	3,190	(351)	3,548	6,387
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(171)	31	290	150	—	—	1,122	—	1,122	1,272	17,984	19,256	—	—	43	43
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(35)	(5)	227	187	—	—	—	—	—	187	11,537	11,724	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(1,099)	25	1,639	565	7,651	(2,173)	4,976	—	10,454	11,019	90,578	101,597	327	(93)	214	448
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	281	77	(345)	13	—	(332)	—	—	(332)	(319)	6,644	6,325	—	(11)	—	(11)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,378	848	(2,509)	(283)	—	(3,146)	1,465	—	(1,681)	(1,964)	41,574	39,610	—	(106)	48	(58)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	4,366	463	(5,508)	(679)	46,368	(5,745)	—	—	40,623	39,944	73,163	113,107	1,554	(191)	—	1,363
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	3,273	440	(5,148)	(1,435)	36,219	(1,807)	11,178	—	45,590	44,155	89,435	133,590	1,251	(62)	386	1,575
iShares S&P 500 Growth Index ETF (Varoom)	5,575	193	3,315	9,083	—	—	9,904	—	9,904	18,987	29,541	48,528	—	—	361	361

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	$(6,973)	$17,814	$2,134	$12,975	$7,012	$(12,186)	$(21,745)	$—	$(26,919)	$(13,944)	$157,123	$143,179	172	(301)	(666)	(795)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(112)	548	636	1,072	—	—	(870)	—	(870)	202	9,452	9,654	—	—	(22)	(22)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(222)	273	7,642	7,693	26,600	—	—	—	26,600	34,293	29,958	64,251	743	—	—	743
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(10,373)	19,372	108,414	117,413	350,295	(7,089)	86,865	—	430,071	547,484	664,381	1,211,865	9,411	(189)	2,425	11,647
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(212)	338	1,652	1,778	1,250	—	2,377	—	3,627	5,405	14,349	19,754	33	—	61	94
iShares Core S&P 500 Index ETF (Varoom)	17,016	1,081	4,640	22,737	—	(27,204)	55,030	—	27,826	50,563	58,957	109,520	—	(755)	1,810	1,055
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(21,208)	79,048	33,927	91,767	23,637	(52,552)	(118,666)	—	(147,581)	(55,814)	1,058,363	1,002,549	590	(1,343)	(3,478)	(4,231)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(258)	5,189	(1,490)	3,441	200	(9,649)	(2,374)	—	(11,823)	(8,382)	39,064	30,682	6	(256)	(63)	(313)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	246	14,828	29,188	44,262	257,965	(126,579)	82,301	—	213,687	257,949	178,590	436,539	6,841	(3,237)	2,111	5,715
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(83,691)	283,881	1,370,866	1,571,056	4,830,852	(347,472)	(260,375)	—	4,223,005	5,794,061	11,754,409	17,548,470	126,491	(9,166)	(5,896)	111,429
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(5,857)	15,423	70,358	79,924	178,879	(9,262)	91,802	—	261,419	341,343	614,284	955,627	4,719	(249)	2,377	6,847
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(76)	1,394	3,175	4,493	—	—	(2,101)	—	(2,101)	2,392	47,726	50,118	—	—	(55)	(55)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(34)	319	568	853	—	—	(462)	—	(462)	391	9,338	9,729	—	—	(12)	(12)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	320	545	6,699	7,564	45,509	(1,234)	—	—	44,275	51,839	39,283	91,122	1,181	(33)	1	1,149
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(778)	7,616	19,510	26,348	45,943	(6,359)	17,984	—	57,568	83,916	236,778	320,694	1,198	(165)	482	1,515
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(425)	1,929	5,852	7,356	5,401	(1,462)	12,533	—	16,472	23,828	70,371	94,199	141	(39)	327	429
iShares Core S&P MidCap Index ETF (Varoom)	5,241	202	2,381	7,824	—	(6,412)	16,817	—	10,405	18,229	35,307	53,536	—	(180)	575	395
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(8,276)	18,086	6,626	16,436	7,662	(15,835)	(21,429)	—	(29,602)	(13,166)	314,305	301,139	203	(426)	(705)	(928)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,146)	4,325	3,119	6,298	100	(7,633)	(1,810)	—	(9,343)	(3,045)	96,899	93,854	3	(210)	(49)	(256)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(580)	3,488	6,176	9,084	75,216	(31,305)	21,908	—	65,819	74,903	57,141	132,044	1,974	(797)	563	1,740
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(43,831)	45,558	282,017	283,744	1,306,602	(89,641)	160,546	—	1,377,507	1,661,251	3,147,117	4,808,368	34,328	(2,369)	4,386	36,345
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(3,210)	3,747	16,969	17,506	61,015	(3,253)	50,342	—	108,104	125,610	184,808	310,418	1,624	(88)	1,333	2,869
iShares Core S&P Small Cap Index ETF (Varoom)	2,771	168	900	3,839	—	(3,158)	8,361	—	5,203	9,042	26,824	35,866	—	(85)	283	198
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(4,500)	9,286	(2,236)	2,550	3,831	(8,027)	(3,540)	—	(7,736)	(5,186)	157,617	152,431	100	(210)	(153)	(263)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(629)	974	1,192	1,537	100	(614)	431	—	(83)	1,454	48,318	49,772	3	(16)	12	(1)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(364)	1,907	1,025	2,568	31,450	(15,199)	11,825	—	28,076	30,644	34,765	65,409	784	(378)	298	704
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(24,157)	21,685	89,706	87,234	653,321	(44,570)	158,095	—	766,846	854,080	1,581,421	2,435,501	16,714	(1,145)	4,153	19,722
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(2,632)	3,484	10,787	11,639	93,633	(4,619)	46,806	—	135,820	147,459	124,856	272,315	2,446	(120)	1,219	3,545
iShares S&P Citigroup International Treasury Bond (Varoom)	(470)	17	(481)	(934)	—	(3,224)	10,642	—	7,418	6,484	12,314	18,798	—	(125)	410	285
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(1,103)	217	(6,460)	(7,346)	3,831	(7,687)	5,497	—	1,641	(5,705)	153,222	147,517	157	(311)	236	82
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(53)	355	(327)	(25)	—	(6,286)	207	—	(6,079)	(6,104)	7,241	1,137	—	(248)	8	(240)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(204)	390	(1,482)	(1,296)	30,192	(14,865)	8,599	—	23,926	22,630	8,524	31,154	1,173	(561)	325	937
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(24,640)	1,982	(102,703)	(125,361)	653,370	(44,458)	303,365	—	912,277	786,916	1,525,959	2,312,875	25,580	(1,739)	12,141	35,982
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(36)	1	(114)	(149)	—	—	308	—	308	159	2,617	2,776	—	—	13	13
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	27	183	433	643	—	(407)	—	—	(407)	236	8,235	8,471	—	(11)	—	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,550)	9,135	13,120	20,705	150	(9,485)	(4,994)	—	(14,329)	6,376	289,851	296,227	4	(266)	(126)	(388)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	394	2,270	13,992	16,656	73,062	(6,475)	4,609	—	71,196	87,852	130,848	218,700	2,097	(179)	129	2,047
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,324)	12,454	42,331	50,461	240,586	(16,076)	21,395	—	245,905	296,366	550,231	846,597	6,831	(471)	636	6,996
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	199	(17)	(588)	(406)	—	—	—	—	—	(406)	22,514	22,108	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	11	1,599	(2,585)	(975)	—	(1,832)	2,104	—	272	(703)	71,574	70,871	—	(84)	138	54
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	589	719	(2,764)	(1,456)	1,324	(4,585)	1,920	—	(1,341)	(2,797)	81,781	78,984	49	(167)	71	(47)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	97	196	(4,492)	(4,199)	74,365	(3,387)	24,417	—	95,395	91,196	89,380	180,576	2,899	(136)	986	3,749
Vanguard Tax-Managed International ETF (Varoom)	1,447	59	(2,114)	(608)	—	(3,151)	9,190	—	6,039	5,431	21,107	26,538	—	(110)	362	252
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	504	3,491	(17,984)	(13,989)	3,831	(7,587)	5,556	—	1,800	(12,189)	156,708	144,519	135	(267)	157	25
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	38	1,039	(1,434)	(357)	100	(3,165)	382	—	(2,683)	(3,040)	6,673	3,633	3	(109)	14	(92)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	503	994	(4,114)	(2,617)	31,821	(15,550)	10,541	—	26,812	24,195	7,744	31,939	928	(443)	303	788
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	17,041	13,093	(216,620)	(186,486)	653,309	(44,452)	304,287	—	913,144	726,658	1,566,587	2,293,245	19,703	(1,347)	9,486	27,842
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	404	1,138	(8,603)	(7,061)	34,871	(4,530)	38,825	—	69,166	62,105	40,723	102,828	1,061	(137)	1,218	2,142
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	264	206	576	1,046	—	(904)	—	—	(904)	142	18,191	18,333	—	(31)	—	(31)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	183	164	1,062	1,409	—	—	56	—	56	1,465	28,773	30,238	—	—	2	2
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	450	84	1,016	1,550	13,300	(1,055)	—	—	12,245	13,795	23,808	37,603	483	(39)	1	445
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	41	26	333	400	—	—	173	—	173	573	8,525	9,098	—	—	6	6
Vanguard Large-Cap Index ETF (Varoom)	4	229	722	955	—	(440)	—	—	(440)	515	8,669	9,184	—	(11)	—	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(1,071)	6,893	7,771	13,593	—	(7,671)	(8,820)	—	(16,491)	(2,898)	140,248	137,350	—	(205)	(237)	(442)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	13	59	3,107	3,179	17,491	—	—	—	17,491	20,670	14,364	35,034	459	—	—	459
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(2,452)	9,897	22,795	30,240	103,007	(8,369)	11,284	—	105,922	136,162	216,289	352,451	2,734	(222)	306	2,818

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom)	$43	$878	$2,207	$3,128	$—	$(1,434)	$—	$—	$(1,434)	$1,694	$27,765	$29,459	—	(35)	—	(35)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(89)	387	1,018	1,316	—	—	(546)	—	(546)	770	12,934	13,704	—	—	(14)	(14)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(353)	1,461	3,762	4,870	35,917	(975)	(1,975)	—	32,967	37,837	47,982	85,819	892	(25)	(52)	815
Vanguard REIT Index ETF (Varoom GLWB 2)	573	1,531	8,599	10,703	—	—	(4,411)	—	(4,411)	6,292	40,572	46,864	—	—	(119)	(119)
Vanguard REIT Index ETF (Varoom GLWB 3)	521	74	5,080	5,675	—	—	5,761	—	5,761	11,436	18,421	29,857	—	—	161	161
Vanguard REIT Index ETF (Varoom GLWB 5)	2,026	5,303	30,110	37,439	43,689	(2,150)	(17,128)	—	24,411	61,850	136,170	198,020	1,213	(62)	(483)	668
Vanguard Total Bond Market Index ETF (Varoom)	207	95	595	897	—	(22,754)	73,758	—	51,004	51,901	18,706	70,607	—	(860)	2,745	1,885
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	2,053	21,022	13,561	36,636	26,819	(55,996)	(27,275)	—	(56,452)	(19,816)	1,062,736	1,042,920	1,019	(2,129)	(1,008)	(2,118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(249)	3,549	9,329	12,629	350	(24,595)	17,096	—	(7,149)	5,480	398,530	404,010	13	(945)	655	(277)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,135	1,285	8,712	12,132	161,508	(110,045)	65,560	—	117,023	129,155	210,614	339,769	6,493	(4,359)	2,595	4,729
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(3,277)	59,870	342,711	399,304	4,574,242	(312,489)	1,162,976	—	5,424,729	5,824,033	10,601,503	16,425,536	184,193	(12,598)	47,253	218,848
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(1,661)	4,076	20,654	23,069	345,923	(15,007)	138,227	—	469,143	492,212	634,246	1,126,458	14,028	(610)	5,585	19,003
Vanguard VI Money Market (Varoom GLWB 3)	(446)	—	—	(446)	—	—	—	—	—	(446)	24,688	24,242	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(62)	—	—	(62)	5,000	(1,793)	152	—	3,359	3,297	1,830	5,127	539	(191)	16	364
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(501)	132	(28)	(397)	2,648	(4,300)	—	—	(1,652)	(2,049)	70,960	68,911	108	(175)	(1)	(68)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(332)	36	(7)	(303)	6,000	—	1,205	—	7,205	6,902	19,181	26,083	251	—	50	301

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$6,494	$10,139	$46,999	$63,632	$36,450	$(14,617)	$142,499	$(2,768)	$161,564	$225,196	$286,734	$511,930	2,921	(1,453)	11,196	12,664
Touchstone Aggressive ETF (AnnuiChoice ®)	8,437	10,750	41,416	60,603	100	(4,890)	376,251	(168)	371,293	431,896	217,212	649,108	7	(350)	24,653	24,310
Touchstone Aggressive ETF (AnnuiChoice II)	12,190	2,986	84,692	99,868	35,373	(1,608)	203,775	(542)	236,998	336,866	422,083	758,949	2,003	(120)	11,139	13,022
Touchstone Aggressive ETF (GrandMaster flex3)	14,802	3,704	100,653	119,159	3,015	(45,357)	909,278	(335)	866,601	985,760	436,876	1,422,636	224	(3,267)	62,464	59,421
Touchstone Aggressive ETF (Grandmaster)	775	39,764	(4,950)	35,589	2,023	(25,793)	77,381	(85)	53,526	89,115	202,720	291,835	148	(1,931)	4,786	3,003
Touchstone Aggressive ETF (IQ Annuity)	11,819	29,945	68,685	110,449	2,664	(99,814)	529,098	(395)	431,553	542,002	464,730	1,006,732	192	(7,005)	36,040	29,227
Touchstone Aggressive ETF (Pinnacle)	7,570	6,317	29,925	43,812	—	(12,311)	705,621	(90)	693,220	737,032	105,648	842,680	—	(892)	47,518	46,626
Touchstone Aggressive ETF (Pinnacle IV)	22,903	150,298	85,946	259,147	48,540	(239,856)	712,625	(502)	520,807	779,954	1,166,004	1,945,958	3,725	(17,638)	49,048	35,135
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	75	—	218	293	—	—	8,733	—	8,733	9,026	—	9,026	—	—	648	648
Touchstone Aggressive ETF (Pinnacle Plus)	3,650	19,965	12,910	36,525	—	(28,145)	167,885	(277)	139,463	175,988	168,262	344,250	—	(2,117)	11,586	9,469
Touchstone Aggressive ETF (Pinnacle V)	13,445	17,259	91,762	122,466	6,937	(14,419)	448,739	(4,256)	437,001	559,467	505,070	1,064,537	445	(1,114)	25,118	24,449
Touchstone Baron Small Cap Growth (Pinnacle)	243,905	276,448	151,651	672,004	210	(170,715)	222,330	(445)	51,380	723,384	1,682,387	2,405,771	4	(3,541)	4,864	1,327
Touchstone Baron Small Cap Growth (Pinnacle IV)	213,027	227,583	141,914	582,524	12,124	(311,335)	318,260	(1,031)	18,018	600,542	1,538,538	2,139,080	437	(11,104)	10,967	300
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	1,741	1	3,060	4,802	—	(1,076)	—	(10)	(1,086)	3,716	13,216	16,932	—	—	(25)	(25)
Touchstone Baron Small Cap Growth (Pinnacle V)	230,637	90,845	258,843	580,325	172,984	(296,823)	250,365	(1,968)	124,558	704,883	1,597,083	2,301,966	11,638	(22,103)	15,977	5,512
Touchstone Baron Small Cap Growth (AdvantEdge)	72,235	41,746	87,058	201,039	98,864	(28,029)	(94,416)	(1,588)	(25,169)	175,870	554,718	730,588	5,915	(1,853)	(5,976)	(1,914)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	76,107	76,159	100,318	252,584	6,861	(489,397)	26,738	(691)	(456,489)	(203,905)	966,280	762,375	380	(29,761)	1,398	(27,983)
Touchstone Baron Small Cap Growth (AnnuiChoice)	11,554	78,608	24,312	114,474	—	(389,486)	13,024	(152)	(376,614)	(262,140)	371,572	109,432	—	(12,762)	631	(12,131)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	44,648	65,373	23,719	133,740	20,090	(65,216)	(3,736)	(189)	(49,051)	84,689	369,053	453,742	740	(2,474)	(146)	(1,880)
Touchstone Baron Small Cap Growth (Grandmaster)	61,481	8,536	38,743	108,760	1,388	(38,475)	419,349	(175)	382,087	490,847	99,649	590,496	55	(1,581)	18,672	17,146
Touchstone Baron Small Cap Growth (IQ Annuity)	154,079	653	280,778	435,510	3,983	(101,623)	32,464	(275)	(65,451)	370,059	1,166,071	1,536,130	149	(3,871)	1,219	(2,503)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	660	(1)	(496)	163	—	—	5,807	(3)	5,804	5,967	—	5,967	—	—	314	314
Touchstone Baron Small Cap Growth (Pinnacle Plus)	87,120	50,126	54,518	191,764	8,165	(111,231)	288,349	(687)	184,596	376,360	483,238	859,598	281	(4,292)	10,386	6,375
Touchstone Conservative ETF (AdvantEdge)	12,002	4,009	(1,111)	14,900	—	(302)	244,569	(737)	243,530	258,430	97,009	355,439	—	(87)	20,656	20,569
Touchstone Conservative ETF (AnnuiChoice II)	12,694	26,627	(9,457)	29,864	100,330	(130,661)	18,846	(2,798)	(14,283)	15,581	393,188	408,769	7,575	(9,904)	1,408	(921)
Touchstone Conservative ETF (AnnuiChoice)	312	285	172	769	—	—	(4,324)	(12)	(4,336)	(3,567)	13,368	9,801	—	(1)	(314)	(315)
Touchstone Conservative ETF (GrandMaster flex3)	22,301	10,772	18,206	51,279	9,194	(31,623)	(10,741)	(121)	(33,291)	17,988	775,821	793,809	686	(2,408)	(816)	(2,538)
Touchstone Conservative ETF (Grandmaster)	5,694	12,494	(3,563)	14,625	—	(46,201)	(15,519)	(25)	(61,745)	(47,120)	244,469	197,349	—	(3,472)	(1,119)	(4,591)
Touchstone Conservative ETF (IQ Annuity)	43,834	130,570	(64,240)	110,164	6,600	(601,848)	132,764	(891)	(463,375)	(353,211)	1,869,107	1,515,896	482	(45,526)	10,271	(34,773)
Touchstone Conservative ETF (Pinnacle)	13,699	23,687	(4,967)	32,419	—	(40,950)	(22,057)	(64)	(63,071)	(30,652)	497,044	466,392	—	(3,016)	(1,668)	(4,684)
Touchstone Conservative ETF (Pinnacle IV)	78,370	155,883	(41,888)	192,365	100,060	(390,435)	(51,215)	(545)	(342,135)	(149,770)	2,910,787	2,761,017	7,523	(29,236)	(3,601)	(25,314)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(86)	(1,085)	—	(1,171)	—	(165,616)	166,786	1	1,171	—	—	—	—	—	—	—
Touchstone Conservative ETF (Pinnacle Plus)	45,569	65,008	10,690	121,267	1,800	(215,562)	(64,167)	(651)	(278,580)	(157,313)	1,936,819	1,779,506	137	(16,340)	(4,886)	(21,089)
Touchstone Conservative ETF Fund (Pinnacle V)	105,400	122,068	9,871	237,339	209,075	(176,572)	(215,395)	(12,407)	(195,299)	42,040	3,681,151	3,723,191	15,481	(14,126)	(16,513)	(15,158)
Touchstone Core Bond (AdvantEdge)	3,903	7	(12,145)	(8,235)	12,500	(4,376)	(10,182)	(1,688)	(3,746)	(11,981)	210,342	198,361	1,025	(496)	(865)	(336)
Touchstone Core Bond (AnnuiChoice II)	1,977	1,052	(5,727)	(2,698)	4,277	(10,716)	5,066	(198)	(1,571)	(4,269)	83,951	79,682	322	(815)	379	(114)
Touchstone Core Bond (AnnuiChoice)	6,198	400	(14,782)	(8,184)	—	(12,354)	(12,013)	(208)	(24,575)	(32,759)	272,526	239,767	—	(807)	(762)	(1,569)
Touchstone Core Bond (GrandMaster flex3)	791	(230)	(4,920)	(4,359)	—	(73,128)	(37,555)	(143)	(110,826)	(115,185)	192,214	77,029	—	(5,086)	(2,647)	(7,733)
Touchstone Core Bond (Grandmaster)	3,242	(8,535)	(1,301)	(6,594)	—	(228,504)	(10,331)	(80)	(238,915)	(245,509)	406,406	160,897	—	(17,374)	304	(17,070)
Touchstone Core Bond (IQ Annuity)	1,550	2,504	(8,990)	(4,936)	—	(7,615)	(45,752)	(162)	(53,529)	(58,465)	150,472	92,007	—	(528)	(3,121)	(3,649)
Touchstone Core Bond (Pinnacle)	3,605	(530)	(8,900)	(5,825)	—	(5,261)	6,557	(94)	1,202	(4,623)	163,985	159,362	—	(369)	447	78
Touchstone Core Bond (Pinnacle IV)	17,994	(3,010)	(59,565)	(44,581)	—	(195,431)	(240,694)	(173)	(436,298)	(480,879)	1,432,508	951,629	—	(13,639)	(16,593)	(30,232)
Touchstone Core Bond (Pinnacle II Reduced M&E)	229	(34)	(520)	(325)	—	(797)	105	(2)	(694)	(1,019)	10,272	9,253	—	—	(47)	(47)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	2,265	63	(2,404)	(76)	35,467	(19,234)	55,456	—	71,689	71,613	—	71,613	3,344	(1,810)	5,210	6,744
Touchstone Core Bond (Pinnacle Plus)	678	(4,485)	(8,060)	(11,867)	—	(70,766)	(196,879)	(149)	(267,794)	(279,661)	434,032	154,371	—	(5,366)	(14,913)	(20,279)
Touchstone Core Bond (PinnacleV)	15,470	3,155	(58,152)	(39,527)	35,858	(91,401)	(249,957)	(3,726)	(309,226)	(348,753)	1,190,855	842,102	2,809	(7,424)	(19,689)	(24,304)
Touchstone Enhanced ETF (AdvantEdge)	709	56,436	(21,621)	35,524	9,661	(46,365)	(179,710)	(1,116)	(217,530)	(182,006)	182,006	—	780	(3,986)	(14,473)	(17,679)
Touchstone Enhanced ETF (AnnuiChoice II)	2,212	67,467	(33,333)	36,346	4,577	(3,162)	(204,533)	(324)	(203,442)	(167,096)	167,096	—	253	(207)	(11,260)	(11,214)
Touchstone Enhanced ETF (AnnuiChoice)	3,619	218,910	(127,770)	94,759	—	(189,020)	(372,290)	(200)	(561,510)	(466,751)	466,751	—	—	(12,861)	(24,110)	(36,971)
Touchstone Enhanced ETF (GrandMaster flex3)	6,334	382,893	(221,987)	167,240	5,165	(74,964)	(909,384)	(404)	(979,587)	(812,347)	812,347	—	398	(5,767)	(61,952)	(67,321)
Touchstone Enhanced ETF (Grandmaster)	2,164	114,113	(58,055)	58,222	—	(42,467)	(279,822)	(99)	(322,388)	(264,166)	264,166	—	—	(2,837)	(18,697)	(21,534)
Touchstone Enhanced ETF (IQ Annuity)	4,355	179,409	(90,856)	92,908	—	(5,338)	(520,313)	(165)	(525,816)	(432,908)	432,908	—	—	(416)	(35,166)	(35,582)
Touchstone Enhanced ETF (Pinnacle)	6,231	316,106	(183,627)	138,710	—	(77,666)	(723,467)	(109)	(801,242)	(662,532)	662,532	—	—	(5,640)	(48,369)	(54,009)
Touchstone Enhanced ETF (Pinnacle IV)	4,984	368,372	(226,139)	147,217	360	(343,998)	(688,089)	(289)	(1,032,016)	(884,799)	884,799	—	27	(26,460)	(46,290)	(72,723)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus Reduced M&E)	$(265)	$4,588	$—	$4,323	$177,479	$(181,953)	$151	$—	$(4,323)	$—	$—	$—	—	—	—	—
Touchstone Enhanced ETF (Pinnacle Plus)	587	127,249	(85,558)	42,278	31	(196,469)	(180,208)	(97)	(376,743)	(334,465)	334,465	—	2	(16,381)	(11,615)	(27,994)
Touchstone Enhanced ETF (Pinnacle V)	2,435	168,420	(95,248)	75,607	1,390	(54,149)	(396,874)	(135)	(449,768)	(374,161)	374,161	—	78	(3,323)	(22,244)	(25,489)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,616	18,286	23,125	44,027	—	(41,544)	—	(539)	(42,083)	1,944	229,339	231,283	—	(2,487)	—	(2,487)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	2,782	78,177	7,431	88,390	—	(193,148)	—	(144)	(193,292)	(104,902)	529,120	424,218	—	(11,755)	—	(11,755)
Touchstone GMAB Aggressive ETF (Pinnacle V)	1,456	86,937	(5,436)	82,957	—	(223,277)	—	(90)	(223,367)	(140,410)	550,108	409,698	—	(13,982)	—	(13,982)
Touchstone GMAB Conservative ETF (Pinnacle IV)	3,220	580	4,354	8,154	—	—	—	(66)	(66)	8,088	129,958	138,046	—	(5)	—	(5)
Touchstone GMAB Conservative ETF (Pinnacle V)	9,414	4,085	11,407	24,906	—	(11,455)	—	(60)	(11,515)	13,391	411,141	424,532	—	(893)	—	(893)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(7,495)	126,139	252,583	371,227	—	(298,725)	—	(90)	(298,815)	72,412	2,791,996	2,864,408	—	(20,040)	164	(19,876)
Touchstone GMAB Moderate ETF(Pinnacle V)	(10,825)	213,369	40,489	243,033	—	(626,782)	—	(120)	(626,902)	(383,869)	2,072,546	1,688,677	—	(42,265)	—	(42,265)
Touchstone High Yield (AdvantEdge)	3,430	229	(2,947)	712	—	(1,442)	207	—	(1,235)	(523)	30,705	30,182	—	(100)	—	(100)
Touchstone High Yield (AnnuiChoice II)	1,907	560	(1,834)	633	—	(7,923)	2,656	(39)	(5,306)	(4,673)	20,653	15,980	—	(522)	174	(348)
Touchstone High Yield (AnnuiChoice)	12,521	4,975	(12,948)	4,548	—	(137,319)	25,657	(258)	(111,920)	(107,372)	215,831	108,459	—	(6,415)	1,184	(5,231)
Touchstone High Yield (GrandMaster flex3)	21,002	2,375	(17,990)	5,387	—	(33,030)	9,438	(161)	(23,753)	(18,366)	199,240	180,874	—	(1,672)	460	(1,212)
Touchstone High Yield (Grandmaster)	1,418	11,174	(9,435)	3,157	—	(40,071)	(66,705)	(48)	(106,824)	(103,667)	121,647	17,980	—	(2,377)	(3,994)	(6,371)
Touchstone High Yield (IQ Annuity)	26,031	7,253	(26,206)	7,078	—	(2,458)	(16,233)	(214)	(18,905)	(11,827)	234,319	222,492	—	(126)	(784)	(910)
Touchstone High Yield (Pinnacle)	50,823	16,013	(46,438)	20,398	—	(263,034)	56,301	(412)	(207,145)	(186,747)	627,197	440,450	—	(12,957)	2,783	(10,174)
Touchstone High Yield (Pinnacle IV)	178,063	107,190	(229,689)	55,564	5,860	(483,396)	(111,203)	(652)	(589,391)	(533,827)	2,085,096	1,551,269	296	(24,465)	(5,634)	(29,803)
Touchstone High Yield (Pinnacle II Reduced M&E)	546	13	(397)	162	—	(288)	1	(2)	(289)	(127)	4,633	4,506	—	—	(14)	(14)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,157	85	(1,883)	359	39,151	(22,002)	(802)	(8)	16,339	16,698	—	16,698	3,279	(1,840)	(72)	1,367
Touchstone High Yield (Pinnacle Plus)	43,390	(4,849)	(26,785)	11,756	62	(88,294)	(14,765)	(426)	(103,423)	(91,667)	482,591	390,924	4	(5,161)	(909)	(6,066)
Touchstone High Yield (PinnacleV)	55,687	2,113	(42,516)	15,284	1,013	(41,090)	(47,656)	(592)	(88,325)	(73,041)	563,265	490,224	73	(3,073)	(3,519)	(6,519)
Touchstone Large Cap Core Equity (AdvantEdge)	109	3,256	26,393	29,758	38,967	(1,936)	3,452	(584)	39,899	69,657	78,050	147,707	3,355	(200)	292	3,447
Touchstone Large Cap Core Equity (AnnuiChoice II)	774	1,751	19,219	21,744	35,456	(3,333)	10,072	(277)	41,918	63,662	63,031	126,693	2,619	(277)	725	3,067
Touchstone Large Cap Core Equity (AnnuiChoice)	123	3,155	7,584	10,862	68	(10,930)	(979)	(40)	(11,881)	(1,019)	41,052	40,033	4	(736)	(72)	(804)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(93)	8,408	6,069	14,384	83	(1,456)	(18,092)	(57)	(19,522)	(5,138)	61,080	55,942	5	(97)	(1,257)	(1,349)
Touchstone Large Cap Core Equity (Grandmaster)	(50)	20,031	(4,468)	15,513	65	(156,712)	1,891	(17)	(154,773)	(139,260)	182,579	43,319	4	(12,468)	794	(11,670)
Touchstone Large Cap Core Equity (IQ Annuity)	235	1,334	88,715	90,284	4,724	(14,199)	5,576	(184)	(4,083)	86,201	308,203	394,404	322	(1,010)	377	(311)
Touchstone Large Cap Core Equity (Pinnacle)	1,705	45,809	371,934	419,448	21,256	(112,381)	(57,535)	(508)	(149,168)	270,280	1,474,058	1,744,338	1,360	(7,321)	(3,768)	(9,729)
Touchstone Large Cap Core Equity (Pinnacle IV)	(1,577)	175,344	34,475	208,242	1,424	(404,909)	(62,331)	(444)	(466,260)	(258,018)	975,088	717,070	93	(27,337)	(4,760)	(32,004)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	171	145	10,678	10,994	69	(1,335)	—	(22)	(1,288)	9,706	37,622	47,328	—	—	(93)	(93)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	897	117	2,924	3,938	17	(1,661)	72,580	(7)	70,929	74,867	—	74,867	1	(115)	4,978	4,864
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,267)	56,557	26,087	81,377	548	(22,974)	(81,225)	(294)	(103,945)	(22,568)	319,569	297,001	34	(1,474)	(5,197)	(6,637)
Touchstone Large Cap Core Equity (PinnacleV)	451	25,309	101,873	127,633	115,346	(39,506)	(9,018)	(1,217)	65,605	193,238	411,559	604,797	10,729	(3,783)	(860)	6,086
Touchstone Mid Cap Growth (AdvantEdge)	163	1,391	12,589	14,143	238	(1,547)	2,317	(52)	956	15,099	43,243	58,342	18	(129)	179	68
Touchstone Mid Cap Growth (AnnuiChoice II)	1,114	8,735	29,959	39,808	10,603	(6,691)	(4,168)	(422)	(678)	39,130	123,520	162,650	662	(499)	(280)	(117)
Touchstone Mid Cap Growth (AnnuiChoice)	1,132	7,650	26,188	34,970	583	(12,392)	13,475	(59)	1,607	36,577	104,227	140,804	24	(536)	575	63
Touchstone Mid Cap Growth (GrandMaster flex3)	341	(13,470)	77,066	63,937	894	(81,253)	19,412	(81)	(61,028)	2,909	226,354	229,263	39	(3,700)	850	(2,811)
Touchstone Mid Cap Growth (Grandmaster)	4,006	17,863	46,699	68,568	4,724	(43,743)	299,776	(114)	260,643	329,211	104,317	433,528	246	(2,248)	15,846	13,844
Touchstone Mid Cap Growth (IQ Annuity)	1,402	(1,766)	83,264	82,900	1,359	(6,686)	7,724	(140)	2,257	85,157	253,285	338,442	56	(303)	318	71
Touchstone Mid Cap Growth (Pinnacle)	2,256	12,148	87,346	101,750	5,980	(17,299)	31,936	(127)	20,490	122,240	303,073	425,313	278	(815)	1,448	911
Touchstone Mid Cap Growth (Pinnacle IV)	3,332	168,577	105,004	276,913	12,315	(269,542)	102,378	(490)	(155,339)	121,574	961,691	1,083,265	608	(13,387)	4,725	(8,054)
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	702	608	14,200	15,510	259	(2,978)	67,592	(91)	64,782	80,292	36,893	117,185	19	(231)	4,746	4,534
Touchstone Mid Cap Growth (Pinnacle Plus)	1,787	182,746	389,396	573,929	11,298	(269,259)	39,112	(1,136)	(219,985)	353,944	1,774,309	2,128,253	513	(12,080)	2,443	(9,124)
Touchstone Mid Cap Growth (PinnacleV)	1,522	12,183	45,172	58,877	11,918	(43,348)	83,716	(182)	52,104	110,981	171,006	281,987	1,013	(3,974)	7,022	4,061
Touchstone Moderate ETF (AdvantEdge)	3,576	17,134	117,982	138,692	14,461	(8,819)	(2,666)	(8,352)	(5,376)	133,316	968,662	1,101,978	1,187	(1,419)	(295)	(527)
Touchstone Moderate ETF (AnnuiChoice II)	6,203	37,493	73,056	116,752	35,343	(102,921)	(3,358)	(2,257)	(73,193)	43,559	820,863	864,422	2,873	(8,728)	(280)	(6,135)
Touchstone Moderate ETF (AnnuiChoice)	2,995	23,946	25,560	52,501	—	(74,112)	24,348	(143)	(49,907)	2,594	391,624	394,218	—	(5,267)	1,584	(3,683)
Touchstone Moderate ETF (GrandMaster flex3)	3,019	24,716	108,633	136,368	4,800	(117,640)	3,371	(490)	(109,959)	26,409	998,859	1,025,268	352	(8,711)	263	(8,096)
Touchstone Moderate ETF (Grandmaster)	520	7,507	8,902	16,929	240	(1,654)	(42,800)	(18)	(44,232)	(27,303)	144,669	117,366	17	(119)	(3,157)	(3,259)
Touchstone Moderate ETF (IQ Annuity)	4,391	93,135	97,653	195,179	—	(367,816)	40,947	(1,001)	(327,870)	(132,691)	1,493,195	1,360,504	—	(26,738)	2,987	(23,751)
Touchstone Moderate ETF (Pinnacle)	2,864	17,670	61,925	82,459	—	(96,796)	18,486	(187)	(78,497)	3,962	600,659	604,621	—	(7,013)	1,342	(5,671)
Touchstone Moderate ETF (Pinnacle IV)	6,210	485,215	10,020	501,445	17,974	(1,337,387)	21,756	(772)	(1,298,429)	(796,984)	4,095,016	3,298,032	1,259	(97,352)	1,672	(94,421)
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	97	129	1,575	1,801	—	(1,261)	—	—	(1,261)	540	12,590	13,130	—	—	(90)	(90)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	2,122	197	8,620	10,939	—	(5,000)	144,177	—	139,177	150,116	—	150,116	—	—	11,626	11,626
Touchstone Moderate ETF (Pinnacle Plus)	3,348	98,514	174,007	275,869	3,000	(69,818)	(156,428)	(2,341)	(225,587)	50,282	2,057,818	2,108,100	224	(5,439)	(11,737)	(16,952)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle V)	$9,377	$118,381	$123,144	$250,902	$140,943	$(350,475)	$297,599	$(5,904)	$82,163	$333,065	$1,687,069	$2,020,134	11,848	(30,319)	25,434	6,963
Touchstone Money Market (AdvantEdge)	(23,951)	—	—	(23,951)	3,400	(327,938)	1,419,068	(305)	1,094,225	1,070,274	786,543	1,856,817	357	(34,581)	149,121	114,897
Touchstone Money Market (AnnuiChoice II)	(4,320)	—	—	(4,320)	20,750	(36,727)	227,557	(107)	211,473	207,153	319,272	526,425	2,172	(3,850)	23,800	22,122
Touchstone Money Market (AnnuiChoice)	(5,159)	—	—	(5,159)	—	(581,176)	485,605	(984)	(96,555)	(101,714)	522,217	420,503	—	(52,605)	43,816	(8,789)
Touchstone Money Market (GrandMaster flex3)	(13,448)	—	—	(13,448)	—	(147,468)	77,988	(233)	(69,713)	(83,161)	449,598	366,437	—	(14,317)	6,849	(7,468)
Touchstone Money Market (Grandmaster)	(33,373)	—	—	(33,373)	15,268	(631,450)	297,101	(1,350)	(320,431)	(353,804)	2,300,828	1,947,024	1,448	(59,905)	27,567	(30,890)
Touchstone Money Market (IQ3)	(46,877)	—	—	(46,877)	4,079	(487,282)	498,282	(987)	14,092	(32,785)	1,442,848	1,410,063	387	(46,354)	44,815	(1,152)
Touchstone Money Market (Pinnacle)	(28,047)	—	—	(28,047)	25,480	(865,382)	408,824	(1,382)	(432,460)	(460,507)	2,312,121	1,851,614	2,422	(82,165)	38,657	(41,086)
Touchstone Money Market (Pinnacle IV)	(57,071)	—	—	(57,071)	23,939	(2,619,279)	1,897,359	(3,617)	(701,598)	(758,669)	4,270,599	3,511,930	2,294	(251,977)	182,203	(67,480)
Touchstone Money Market (Pinnacle II Reduced M&E)	(311)	—	—	(311)	—	—	433	(13)	420	109	28,339	28,448	—	—	40	40
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(350)	—	—	(350)	111,905	(111,631)	37,860	(3)	38,131	37,781	2,456	40,237	—	—	3,921	3,921
Touchstone Money Market (Pinnacle Plus)	(11,324)	—	—	(11,324)	—	(622,475)	106,308	(648)	(516,815)	(528,139)	913,791	385,652	—	(66,876)	11,692	(55,184)
Touchstone Money Market (Pinnacle V)	(25,054)	—	—	(25,054)	2,827	(476,960)	1,878,515	(579)	1,403,803	1,378,749	1,213,280	2,592,029	299	(50,645)	199,816	149,470
Touchstone Third Avenue Value (AdvantEdge)	6,301	18,487	30,779	55,567	—	(13,769)	(71,707)	(1,395)	(86,871)	(31,304)	306,001	274,697	—	(1,385)	(7,052)	(8,437)
Touchstone Third Avenue Value (AnnuiChoice II)	10,618	23,307	35,672	69,597	14,330	(55,446)	12,351	(578)	(29,343)	40,254	324,566	364,820	1,207	(5,100)	1,103	(2,790)
Touchstone Third Avenue Value (AnnuiChoice)	9,896	24,147	36,975	71,018	—	(67,928)	(76,665)	(471)	(145,064)	(74,046)	411,729	337,683	—	(3,663)	(4,355)	(8,018)
Touchstone Third Avenue Value (GrandMaster flex3)	21,897	30,064	97,873	149,834	20,451	(70,173)	48,411	(329)	(1,640)	148,194	690,708	838,902	1,088	(3,918)	2,495	(335)
Touchstone Third Avenue Value (Grandmaster)	22,267	55,450	85,002	162,719	27,065	(136,848)	(25,685)	(192)	(135,660)	27,059	808,321	835,380	1,780	(8,950)	(1,632)	(8,802)
Touchstone Third Avenue Value (IQ Annuity)	42,634	(39,603)	301,464	304,495	1,610	(68,131)	(6,079)	(551)	(73,151)	231,344	1,389,983	1,621,327	87	(3,898)	(337)	(4,148)
Touchstone Third Avenue Value (Pinnacle)	80,820	73,034	428,203	582,057	—	(203,411)	(135,135)	(1,020)	(339,566)	242,491	2,832,634	3,075,125	—	(3,676)	(2,560)	(6,236)
Touchstone Third Avenue Value (Pinnacle IV)	80,289	381,699	209,573	671,561	10,122	(566,380)	(551,341)	(1,337)	(1,108,936)	(437,375)	3,668,525	3,231,150	559	(31,133)	(30,841)	(61,415)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	2,254	221	11,766	14,241	—	(1,046)	—	(67)	(1,113)	13,128	62,800	75,928	—	—	(21)	(21)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	2,410	633	395	3,438	—	(11,703)	72,708	(11)	60,994	64,432	—	64,432	—	(896)	5,685	4,789
Touchstone Third Avenue Value (Pinnacle Plus)	20,977	77,431	84,858	183,266	7,615	(175,513)	1,487	(691)	(167,102)	16,164	885,761	901,925	364	(9,207)	220	(8,623)
Touchstone Third Avenue Value (Pinnacle V)	21,072	42,450	114,929	178,451	25,481	(117,942)	(143,367)	(1,572)	(237,400)	(58,949)	938,728	879,779	2,763	(13,202)	(16,249)	(26,688)
Non-Affiliated Initial Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Balanced (Pinnacle)	52,194	20,376	117,460	190,030	—	(124,411)	—	(422)	(124,833)	65,197	1,106,256	1,171,453	—	(9,878)	1	(9,877)
Fidelity VIP Overseas (Pinnacle)	630	(3,181)	41,084	38,533	—	(6,982)	—	(33)	(7,015)	31,518	138,591	170,109	—	(803)	—	(803)
Fidelity VIP Overseas (Pinnacle IV)	515	10,076	38,668	49,259	—	(39,202)	—	(65)	(39,267)	9,992	201,561	211,553	—	(4,674)	—	(4,674)
Fidelity VIP Equity-Income (Grandmaster)	668,929	(60,263)	1,429,722	2,038,388	217,090	(1,006,678)	(79,442)	(2,926)	(871,956)	1,166,432	8,049,307	9,215,739	3,167	(14,827)	(1,378)	(13,038)
Fidelity VIP Equity-Income (Pinnacle)	97,738	(45,464)	247,800	300,074	33,071	(183,824)	(73,244)	(485)	(224,482)	75,592	1,281,234	1,356,826	1,795	(9,669)	(3,985)	(11,859)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,001	20	1,792	2,813	—	—	—	—	—	2,813	10,518	13,331	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(47,624)	346,725	1,127,458	1,426,559	—	(586,133)	(16,352)	(2,083)	(604,568)	821,991	4,393,784	5,215,775	—	(7,436)	(225)	(7,661)
Fidelity VIP High Income (Grandmaster)	136,679	74,747	(75,469)	135,957	7,731	(389,993)	(23,101)	(770)	(406,133)	(270,176)	3,351,389	3,081,213	308	(16,254)	(728)	(16,674)
Fidelity VIP II Asset Manager (Grandmaster)	16,212	56,751	429,678	502,641	21,080	(391,863)	(66,460)	(1,580)	(438,823)	63,818	3,816,318	3,880,136	487	(9,150)	(1,424)	(10,087)
Fidelity VIP II Contrafund (Grandmaster)	(28,258)	110,578	2,675,034	2,757,354	116,590	(1,546,296)	(260,525)	(3,438)	(1,693,669)	1,063,685	10,243,067	11,306,752	2,331	(31,578)	(4,291)	(33,538)
Fidelity VIP II Contrafund (Pinnacle)	(15,362)	66,218	1,394,268	1,445,124	57,352	(863,183)	(204,595)	(2,258)	(1,012,684)	432,440	5,465,644	5,898,084	2,251	(34,171)	(7,862)	(39,782)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	8	126	8,657	8,791	—	(400)	—	(8)	(408)	8,383	29,653	38,036	—	—	(16)	(16)
Fidelity VIP II Index 500 (Grandmaster)	55,337	197,642	753,311	1,006,290	—	(475,508)	(18,922)	(1,232)	(495,662)	510,628	3,488,265	3,998,893	—	(11,523)	(520)	(12,043)
Fidelity VIP II Index 500 (IQ3)	341	48	5,249	5,638	—	—	—	(25)	(25)	5,613	18,521	24,134	—	(1)	—	(1)
Fidelity VIP II Index 500 (Pinnacle)	34,912	(5,081)	596,755	626,586	—	(275,539)	(81,806)	(756)	(358,101)	268,485	2,257,256	2,525,741	—	(23,715)	(7,407)	(31,122)
Fidelity VIP II Index 500 (Pinnacle IV)	323	9,897	873	11,093	—	(56,593)	—	(6)	(56,599)	(45,506)	63,648	18,142	—	(5,001)	—	(5,001)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	380	32	5,043	5,455	—	—	—	(10)	(10)	5,445	17,723	23,168	—	—	(1)	(1)
Fidelity VIP II Investment Grade Bond (Pinnacle)	18,727	7,980	(56,610)	(29,903)	—	(187,217)	—	(441)	(187,658)	(217,561)	1,089,242	871,681	—	(14,559)	—	(14,559)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	27,263	11,024	(88,125)	(49,838)	—	(213,258)	(72,995)	(193)	(286,446)	(336,284)	1,682,051	1,345,767	—	(16,760)	(5,769)	(22,529)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	115	—	(246)	(131)	—	—	—	(5)	(5)	(136)	4,626	4,490	—	—	—	—
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	947	186	(2,224)	(1,091)	—	(3,473)	—	(87)	(3,560)	(4,651)	41,092	36,441	—	(272)	—	(272)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	848	401	(3,117)	(1,868)	—	(9,764)	—	(31)	(9,795)	(11,663)	57,982	46,319	—	(783)	—	(783)
Fidelity VIP II Investment Grade Bond (Grandmaster)	26,737	7,523	(77,461)	(43,201)	—	(117,115)	(27,347)	(445)	(144,907)	(188,108)	1,404,977	1,216,869	—	(3,491)	(801)	(4,292)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	2,661	184	(6,937)	(4,092)	—	(2,940)	—	(48)	(2,988)	(7,080)	129,858	122,778	—	(233)	—	(233)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,461	(1)	(1,626)	(166)	—	—	41,578	(1)	41,577	41,411	—	41,411	—	—	3,901	3,901
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	1,573	2,592	(9,842)	(5,677)	—	(17,586)	(54,015)	(145)	(71,746)	(77,423)	193,127	115,704	—	(1,416)	(4,318)	(5,734)
Fidelity VIP III Balanced (Grandmaster)	77,540	41,646	159,875	279,061	—	(250,431)	(29,724)	(662)	(280,817)	(1,756)	1,676,669	1,674,913	—	(12,163)	(1,565)	(13,728)
Fidelity VIP Overseas (AnnuiChoice)	11	8	387	406	—	—	—	(3)	(3)	403	1,398	1,801	—	—	—	—
Fidelity VIP Overseas (Grandmaster flex3)	(19)	6,021	2,835	8,837	—	(5,056)	(10,000)	(30)	(15,086)	(6,249)	40,139	33,890	—	(574)	(1,173)	(1,747)
Fidelity VIP Overseas (Grandmaster)	7,181	(60,265)	519,635	466,551	—	(171,296)	(1,007)	(626)	(172,929)	293,622	1,733,305	2,026,927	—	(5,032)	(28)	(5,060)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity)	$60	$(30)	$4,342	$4,372	$—	$—	$—	$(9)	$(9)	$4,363	$15,318	$19,681	—	(1)	—	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	47	23	477	547	—	(432)	3,795	—	3,363	3,910	—	3,910	—	(36)	335	299
Fidelity VIP Overseas (Pinnacle Plus)	18	(2,224)	19,757	17,551	—	(9,050)	(9,350)	(71)	(18,471)	(920)	71,290	70,370	—	(970)	(1,132)	(2,102)
Non-Affiliated Service Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth (Pinnacle)	(4,853)	30,279	104,598	130,024	—	(75,947)	—	(248)	(76,195)	53,829	414,668	468,497	—	(6,682)	—	(6,682)
Fidelity VIP III Mid Cap (Grandmaster)	176,485	5,408	246,732	428,625	—	(147,988)	—	(369)	(148,357)	280,268	1,348,091	1,628,359	—	(3,609)	—	(3,609)
Fidelity VIP III Mid Cap (Pinnacle)	335,023	30,453	472,531	838,007	—	(324,960)	(4,000)	(628)	(329,588)	508,419	2,598,886	3,107,305	—	(7,309)	(86)	(7,395)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	802	8	1,074	1,884	—	—	—	(13)	(13)	1,871	5,450	7,321	—	—	—	—
Non-Affiliated Service Class 2:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager (IQ3)	77	1,888	32,518	34,483	—	(25,783)	(38,380)	(227)	(64,390)	(29,907)	293,378	263,471	—	(1,826)	(2,655)	(4,481)
Fidelity VIP Asset Manager (AdvantEdge)	(15)	1,539	8,368	9,892	—	—	(3,836)	(662)	(4,498)	5,394	75,103	80,497	—	(57)	(327)	(384)
Fidelity VIP Asset Manager (AnnuiChoice II)	787	4,564	16,736	22,087	6,416	(9,866)	1,030	(452)	(2,872)	19,215	159,788	179,003	452	(741)	71	(218)
Fidelity VIP Asset Manager (AnnuiChoice)	571	129	11,572	12,272	—	(2,214)	776	(8)	(1,446)	10,826	87,284	98,110	—	(141)	50	(91)
Fidelity VIP Asset Manager (GrandMaster flex3)	16	155	2,626	2,797	—	(754)	—	(10)	(764)	2,033	20,746	22,779	—	(52)	—	(52)
Fidelity VIP Asset Manager (Pinnacle)	3	32	99	134	—	(178)	69	(3)	(112)	22	1,021	1,043	—	(13)	5	(8)
Fidelity VIP Asset Manager (Pinnacle IV)	525	457	35,558	36,540	—	(21,028)	72,512	(54)	51,430	87,970	222,677	310,647	—	(1,481)	5,248	3,767
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	174	19	342	535	—	(651)	13,721	—	13,070	13,605	—	13,605	—	(53)	1,142	1,089
Fidelity VIP Asset Manager (Pinnacle Plus)	(911)	9,140	2,635	10,864	62	(63,487)	(13,721)	(37)	(77,183)	(66,319)	99,012	32,693	4	(4,185)	(911)	(5,092)
Fidelity VIP Asset Manager (Pinnacle V)	378	2,165	21,756	24,299	8,758	(5,150)	26,992	(1,220)	29,380	53,679	162,811	216,490	736	(544)	2,284	2,476
Fidelity VIP Balanced (AdvantEdge)	27,705	10,076	59,217	96,998	286,699	(22,814)	82,822	(3,553)	343,154	440,152	380,390	820,542	22,928	(2,059)	6,728	27,597
Fidelity VIP Balanced (AnnuiChoice II)	10,253	3,019	17,374	30,646	65,562	(18,527)	8,710	(193)	55,552	86,198	170,194	256,392	4,481	(1,351)	588	3,718
Fidelity VIP Balanced (AnnuiChoice)	12,394	6,801	22,667	41,862	—	(11,540)	(23,671)	(157)	(35,368)	6,494	253,053	259,547	—	(688)	(1,462)	(2,150)
Fidelity VIP Balanced (GrandMaster flex3)	9,640	7,827	16,830	34,297	536	(47,676)	38,671	(178)	(8,647)	25,650	212,849	238,499	32	(2,937)	2,273	(632)
Fidelity VIP Balanced (Grandmaster)	18,525	18,615	24,256	61,396	1,238	(78,451)	3,458	(123)	(73,878)	(12,482)	413,467	400,985	80	(5,154)	(21)	(5,095)
Fidelity VIP Balanced (IQ3)	12,501	12,028	21,117	45,646	3,654	(60,272)	9,536	(220)	(47,302)	(1,656)	284,690	283,034	244	(4,487)	1,063	(3,180)
Fidelity VIP Balanced (Pinnacle)	14,327	13,986	26,969	55,282	396	(55,200)	(3,764)	(67)	(58,635)	(3,353)	330,062	326,709	26	(3,445)	(254)	(3,673)
Fidelity VIP Balanced (Pinnacle IV)	57,092	43,093	116,416	216,601	22,744	(189,608)	(104,842)	(565)	(272,271)	(55,670)	1,372,889	1,317,219	1,333	(11,431)	(6,072)	(16,170)
Fidelity VIP Balanced (Pinnacle Plus)	20,255	6,165	48,333	74,753	187	(69,122)	21,654	(291)	(47,572)	27,181	460,764	487,945	12	(4,515)	1,364	(3,139)
Fidelity VIP Balanced (Pinnacle V)	40,787	59,222	70,112	170,121	43,423	(289,369)	11,589	(4,071)	(238,428)	(68,307)	1,028,355	960,048	3,681	(23,979)	918	(19,380)
Fidelity VIP Contrafund (AdvantEdge)	(13,225)	83,634	397,623	468,032	191,774	(73,895)	(87,136)	(12,731)	18,012	486,044	1,621,192	2,107,236	16,063	(7,207)	(7,512)	1,344
Fidelity VIP Contrafund (AnnuiChoice II)	(1,452)	46,248	112,939	157,735	67,336	(72,887)	29,754	(1,538)	22,665	180,400	544,847	725,247	4,762	(5,505)	2,025	1,282
Fidelity VIP Contrafund (AnnuiChoice)	(1,797)	58,710	183,846	240,759	30	(188,165)	(209,430)	(762)	(398,327)	(157,568)	1,087,214	929,646	1	(9,147)	(10,735)	(19,881)
Fidelity VIP Contrafund (GrandMaster flex3)	(4,745)	16,941	219,220	231,416	20,815	(87,392)	218,371	(668)	151,126	382,542	791,740	1,174,282	1,013	(4,379)	10,165	6,799
Fidelity VIP Contrafund (IQ Advisor Standard)	37	(2)	2,339	2,374	—	—	2,182	—	2,182	4,556	7,032	11,588	—	—	111	111
Fidelity VIP Contrafund (IQ3)	(8,851)	15,535	404,702	411,386	5,900	(137,478)	11,221	(887)	(121,244)	290,142	1,475,453	1,765,595	329	(7,613)	553	(6,731)
Fidelity VIP Contrafund (Pinnacle IV)	(44,552)	201,363	1,522,255	1,679,066	29,233	(1,513,474)	(717,331)	(2,479)	(2,204,051)	(524,985)	7,003,927	6,478,942	1,418	(73,620)	(36,368)	(108,570)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	190	3,584	8,911	12,685	—	(16,559)	77,064	(82)	60,423	73,108	34,086	107,194	—	(1,128)	5,222	4,094
Fidelity VIP Contrafund (Pinnacle Plus)	(19,524)	162,211	469,187	611,874	6,953	(430,298)	31,801	(1,746)	(393,290)	218,584	2,356,224	2,574,808	311	(22,063)	1,285	(20,467)
Fidelity VIP Contrafund (Pinnacle V)	(41,318)	259,600	1,323,004	1,541,286	390,949	(537,129)	(66,199)	(16,020)	(228,399)	1,312,887	5,491,571	6,804,458	32,876	(48,207)	(5,593)	(20,924)
Fidelity VIP Disciplined Small Cap (Advantedge)	3	2,575	(1,389)	1,189	—	(6,730)	(413)	(1)	(7,144)	(5,955)	5,955	—	—	(467)	(32)	(499)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	696	158	1,831	2,685	37	(890)	9,179	—	8,326	11,011	753	11,764	3	(81)	865	787
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	2,201	42	7,701	9,944	118	—	—	(4)	114	10,058	27,156	37,214	9	—	—	9
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(8)	116	—	108	—	—	(107)	(1)	(108)	—	—	—	—	—	—	—
Fidelity VIP Disciplined Small Cap (GrandMaster)	1,034	522	3,617	5,173	64	(735)	(131)	—	(802)	4,371	13,985	18,356	5	(63)	8	(50)
Fidelity VIP Disciplined Small Cap (IQ Annuity)	4,755	217	17,795	22,767	272	(749)	—	(29)	(506)	22,261	63,741	86,002	22	(72)	1	(49)
Fidelity VIP Disciplined Small Cap (Pinnacle)	7,882	44,142	(13,516)	38,508	6,938	(18,711)	1,859	(44)	(9,958)	28,550	114,209	142,759	609	(1,700)	149	(942)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	4,773	9,361	8,397	22,531	243	(25,621)	11,879	(6)	(13,505)	9,026	78,655	87,681	20	(2,366)	905	(1,441)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	81,664	47,814	228,285	357,763	9,039	(92,629)	1,114,292	(175)	1,030,527	1,388,290	158,638	1,546,928	753	(8,023)	108,384	101,114
Fidelity VIP Disciplined Small Cap (Pinnacle V)	7,649	2,716	24,646	35,011	4,940	(3,069)	24,405	(42)	26,234	61,245	79,629	140,874	425	(264)	2,287	2,448
Fidelity VIP Equity-Income (AnnuiChoice II)	28,387	8,646	43,779	80,812	—	(12,277)	12,893	(62)	554	81,366	303,999	385,365	—	(1,039)	1,133	94
Fidelity VIP Equity-Income (AdvantEdge)	11,390	32,761	(4,125)	40,026	14,732	(122,132)	88,454	(1,418)	(20,364)	19,662	147,155	166,817	1,224	(10,833)	8,158	(1,451)
Fidelity VIP Equity-Income (AnnuiChoice)	20,824	14,227	30,395	65,446	—	(43,924)	(22,160)	(318)	(66,402)	(956)	278,575	277,619	—	(2,846)	(1,473)	(4,319)
Fidelity VIP Equity-Income (GrandMaster flex3)	12,506	(1,663)	26,762	37,605	—	(2,664)	(9,180)	(37)	(11,881)	25,724	152,718	178,442	—	(174)	(621)	(795)
Fidelity VIP Equity-Income (IQ3)	31,390	26,052	39,851	97,293	5,945	(46,596)	(4,450)	(179)	(45,280)	52,013	389,841	441,854	426	(3,779)	182	(3,171)
Fidelity VIP Equity-Income (Pinnacle IV)	118,983	28,125	214,437	361,545	10,024	(279,382)	85,387	(490)	(184,461)	177,084	1,494,737	1,671,821	642	(18,005)	5,179	(12,184)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	7,178	164	1,350	8,692	—	(1,199)	63,924	(71)	62,654	71,346	28,391	99,737	—	(92)	4,139	4,047

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus)	$154,853	$85,225	$198,061	$438,139	$2,255	$(240,014)	$1,132,690	$(1,073)	$893,858	$1,331,997	$918,654	$2,250,651	139	(14,693)	76,812	62,258
Fidelity VIP Equity-Income (Pinnacle V)	80,626	23,716	115,379	219,721	65,749	(86,068)	106,693	(1,737)	84,637	304,358	831,622	1,135,980	6,727	(9,036)	10,652	8,343
Fidelity VIP Freedom 2010 (Advantedge)	543	4,512	961	6,016	—	(5,099)	1,882	(416)	(3,633)	2,383	56,041	58,424	—	(452)	131	(321)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	69	1,144	(179)	1,034	—	(4,745)	(28)	(5)	(4,778)	(3,744)	11,386	7,642	—	(411)	(2)	(413)
Fidelity VIP Freedom 2010 (GrandMaster)	191	150	1,330	1,671	—	(482)	(69)	(23)	(574)	1,097	14,404	15,501	—	(41)	(6)	(47)
Fidelity VIP Freedom 2010 (Pinnacle)	1,206	103	8,824	10,133	—	—	—	—	—	10,133	86,832	96,965	—	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV)	8,125	19,618	57,111	84,854	—	(241,565)	(551)	(139)	(242,255)	(157,401)	867,775	710,374	—	(20,901)	(47)	(20,948)
Fidelity VIP Freedom 2010 (Pinnacle V)	8,952	32,098	56,603	97,653	—	(105,745)	9,611	(1,935)	(98,069)	(416)	886,593	886,177	—	(9,245)	845	(8,400)
Fidelity VIP Freedom 2015 (AdvantEdge)	1,986	1,608	11,843	15,437	—	(5,099)	25,999	(183)	20,717	36,154	112,799	148,953	—	(433)	2,226	1,793
Fidelity VIP Freedom 2015 (AnnuiChoice II)	345	(105)	2,028	2,268	—	(1,181)	128	(7)	(1,060)	1,208	18,196	19,404	—	(101)	11	(90)
Fidelity VIP Freedom 2015 (GrandMaster flex3)	107	3	730	840	—	—	—	—	—	840	6,805	7,645	—	—	—	—
Fidelity VIP Freedom 2015 (GrandMaster)	904	(810)	2,186	2,280	—	(2,012)	(101,739)	(2)	(103,753)	(101,473)	101,473	—	—	(180)	(9,108)	(9,288)
Fidelity VIP Freedom 2015 (IQ Annuity)	490	11,126	(7,727)	3,889	—	(78,725)	—	(3)	(78,728)	(74,839)	74,839	—	—	(6,890)	—	(6,890)
Fidelity VIP Freedom 2015 (Pinnacle)	29	(28)	72	73	—	(114)	(3,291)	—	(3,405)	(3,332)	3,332	—	—	(10)	(295)	(305)
Fidelity VIP Freedom 2015 (Pinnacle IV)	7,205	37	46,220	53,462	—	(28,694)	—	(32)	(28,726)	24,736	447,364	472,100	—	(2,535)	—	(2,535)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	1,119	1,771	6,874	9,764	—	(5,955)	—	(67)	(6,022)	3,742	83,172	86,914	—	(532)	—	(532)
Fidelity VIP Freedom 2015 (Pinnacle V)	9,658	12,081	55,387	77,126	900	(60,343)	(12,730)	(1,137)	(73,310)	3,816	671,761	675,577	78	(5,499)	(1,152)	(6,573)
Fidelity VIP Freedom 2020 (AdvantEdge)	(1)	291	219	509	—	(3,399)	(12)	(42)	(3,453)	(2,944)	4,279	1,335	—	(286)	(1)	(287)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	666	(43)	4,366	4,989	—	—	—	—	—	4,989	34,871	39,860	—	—	—	—
Fidelity VIP Freedom 2020 (GrandMaster)	1,244	(113)	4,063	5,194	420	(3,363)	(170,048)	(14)	(173,005)	(167,811)	175,067	7,256	36	(311)	(15,687)	(15,962)
Fidelity VIP Freedom 2020 (Pinnacle IV)	5,859	(421)	46,212	51,650	—	(123)	3,400	(30)	3,247	54,897	367,054	421,951	—	(13)	318	305
Fidelity VIP Freedom 2020 (Pinnacle)	37	(3)	105	139	—	(190)	(5,501)	1	(5,690)	(5,551)	5,551	—	—	(18)	(507)	(525)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	79	5,594	(490)	5,183	—	(2,681)	(34,843)	—	(37,524)	(32,341)	50,304	17,963	—	(242)	(3,084)	(3,326)
Fidelity VIP Freedom 2020 (Pinnacle V)	3,927	1,285	28,632	33,844	—	(31)	27,070	(898)	26,141	59,985	236,649	296,634	—	(84)	2,398	2,314
Fidelity VIP Freedom 2025 (Advantedge)	5	395	251	651	—	(3,402)	(147)	(42)	(3,591)	(2,940)	4,286	1,346	—	(277)	(12)	(289)
Fidelity VIP Freedom 2025 (GrandMaster)	1,241	1,632	2,781	5,654	—	(3,383)	(171,354)	(6)	(174,743)	(169,089)	169,089	—	—	(311)	(15,685)	(15,996)
Fidelity VIP Freedom 2025 (Pinnacle)	39	50	91	180	—	(190)	(5,544)	2	(5,732)	(5,552)	5,552	—	—	(18)	(507)	(525)
Fidelity VIP Freedom 2025 (Pinnacle IV)	106	14	849	969	—	—	—	(10)	(10)	959	5,396	6,355	—	(1)	—	(1)
Fidelity VIP Freedom 2025 (Pinnacle V)	5,468	436	40,436	46,340	114,057	(2,606)	30,135	(1,024)	140,562	186,902	173,003	359,905	10,502	(308)	2,619	12,813
Fidelity VIP Freedom 2030 (Grandmaster)	1,499	2,587	4,204	8,290	—	(4,745)	(240,355)	(7)	(245,107)	(236,817)	236,817	—	—	(456)	(23,003)	(23,459)
Fidelity VIP Freedom 2030 (Pinnacle)	48	80	138	266	—	(267)	(7,776)	—	(8,043)	(7,777)	7,777	—	—	(26)	(744)	(770)
Fidelity VIP Freedom 2030 (Pinnacle IV)	48	32	478	558	—	(1,131)	—	(16)	(1,147)	(589)	3,649	3,060	—	(109)	—	(109)
Fidelity VIP Freedom 2030 (Pinnacle Plus)	40	(8)	526	558	—	—	—	(4)	(4)	554	2,877	3,431	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V)	2,248	416	24,917	27,581	28,634	(1,509)	—	(42)	27,083	54,664	118,592	173,256	2,823	(146)	—	2,677
Fidelity VIP Growth (AnnuiChoice II)	(2,807)	27,053	55,451	79,697	—	(30,438)	(13,968)	(666)	(45,072)	34,625	260,255	294,880	—	(2,408)	(1,029)	(3,437)
Fidelity VIP Growth (GrandMaster)	(6,334)	56,265	99,030	148,961	8,753	(76,856)	111,767	(135)	43,529	192,490	382,628	575,118	766	(5,943)	9,582	4,405
Fidelity VIP Growth (AdvantEdge)	(1,590)	4,705	27,974	31,089	—	(8,096)	(224)	(120)	(8,440)	22,649	95,467	118,116	—	(718)	(19)	(737)
Fidelity VIP Growth (AnnuiChoice)	(1,012)	16,195	16,252	31,435	—	(54,585)	(829)	(42)	(55,456)	(24,021)	101,422	77,401	—	(3,721)	(63)	(3,784)
Fidelity VIP Growth (GrandMaster flex3)	(1,087)	2,958	20,208	22,079	—	(5,245)	(1,525)	(51)	(6,821)	15,258	66,478	81,736	—	(312)	(101)	(413)
Fidelity VIP Growth (IQ3)	(1,628)	9,644	27,225	35,241	4,804	(26,793)	(1,054)	(96)	(23,139)	12,102	116,369	128,471	478	(2,731)	(103)	(2,356)
Fidelity VIP Growth (Pinnacle)	(1,066)	8,641	16,088	23,663	37,727	(45,898)	(14,197)	(16)	(22,384)	1,279	83,074	84,353	3,136	(3,810)	(1,259)	(1,933)
Fidelity VIP Growth (Pinnacle IV)	(6,529)	23,808	134,813	152,092	11,865	(185,168)	(38,233)	(243)	(211,779)	(59,687)	600,490	540,803	931	(14,563)	(2,965)	(16,597)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(21)	111	574	664	—	(589)	2,705	(4)	2,112	2,776	—	2,776	—	(38)	208	170
Fidelity VIP Growth (Pinnacle Plus)	(7,796)	135,875	23,463	151,542	650	(90,308)	(1,074,143)	(152)	(1,163,953)	(1,012,411)	1,423,836	411,425	38	(5,831)	(78,239)	(84,032)
Fidelity VIP Growth (Pinnacle V)	(8,307)	83,875	94,440	170,008	25,339	(10,766)	(178,479)	(1,424)	(165,330)	4,678	515,507	520,185	2,201	(1,060)	(13,577)	(12,436)
Fidelity VIP High Income (AdvantEdge)	27,731	13,222	(17,768)	23,185	—	(37,944)	(65,553)	(211)	(103,708)	(80,523)	702,959	622,436	—	(2,722)	(4,884)	(7,606)
Fidelity VIP High Income (AnnuiChoice II)	2,726	2,346	(2,179)	2,893	—	(3,877)	(13,783)	(32)	(17,692)	(14,799)	80,557	65,758	—	(264)	(952)	(1,216)
Fidelity VIP High Income (AnnuiChoice)	9,454	1,519	(1,879)	9,094	—	(10,462)	1,622	(300)	(9,140)	(46)	200,987	200,941	—	(510)	77	(433)
Fidelity VIP High Income (GrandMaster flex3)	80,444	31,885	(49,530)	62,799	—	(32,443)	(2,344)	(52)	(34,839)	27,960	1,720,999	1,748,959	—	(1,722)	(476)	(2,198)
Fidelity VIP High Income (IQ3)	325,975	99,152	(176,394)	248,733	226,388	(230,875)	(133,283)	(1,380)	(139,150)	109,583	6,866,403	6,975,986	13,235	(14,131)	(9,395)	(10,291)
Fidelity VIP High Income (Pinnacle)	2,114	383	(397)	2,100	6,923	(14,553)	4,298	(2)	(3,334)	(1,234)	49,561	48,327	427	(887)	262	(198)
Fidelity VIP High Income (Pinnacle IV)	23,826	16,888	(17,366)	23,348	582	(62,794)	(48,945)	(176)	(111,333)	(87,985)	645,117	557,132	31	(3,357)	(2,629)	(5,955)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	86	28	(22)	92	39,381	(21,819)	11,132	(4)	28,690	28,782	—	28,782	3,326	(1,840)	888	2,374
Fidelity VIP High Income (Pinnacle Plus)	9,558	32,157	(17,627)	24,088	62	(79,891)	(1,157,002)	(325)	(1,237,156)	(1,213,068)	1,492,328	279,260	4	(4,660)	(67,831)	(72,487)
Fidelity VIP High Income (Pinnacle V)	18,254	23,518	(27,376)	14,396	34,246	(17,736)	22,765	(188)	39,087	53,483	397,497	450,980	2,582	(1,349)	1,529	2,762
Fidelity VIP II Index 500 (Pinnacle)	7,204	105,870	24,131	137,205	2,580	(211,291)	(179,488)	(316)	(388,515)	(251,310)	758,787	507,477	232	(19,827)	(17,810)	(37,405)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle IV)	$34,239	$308,816	$348,531	$691,586	$1,346	$(1,057,418)	$224,133	$(654)	$(832,593)	$(141,007)	$2,692,583	$2,551,576	122	(91,971)	17,404	(74,445)
Fidelity VIP II Index 500 (Pinnacle V)	45,171	165,928	461,432	672,531	1,297,300	(90,844)	254,675	(6,194)	1,454,937	2,127,468	1,909,947	4,037,415	113,386	(8,491)	20,518	125,413
Fidelity VIP Index 500 (AdvantEdge)	8,316	106,150	79,784	194,250	165,517	(71,093)	22,999	(4,383)	113,040	307,290	596,314	903,604	13,368	(5,884)	1,823	9,307
Fidelity VIP Index 500 (AnnuiChoice II)	8,785	31,165	108,376	148,326	54,906	(46,964)	66,873	(2,259)	72,556	220,882	454,758	675,640	4,626	(4,039)	5,769	6,356
Fidelity VIP Index 500 (AnnuiChoice)	6,166	35,995	55,126	97,287	—	(79,356)	(141,535)	(345)	(221,236)	(123,949)	472,922	348,973	—	(5,698)	(10,552)	(16,250)
Fidelity VIP Index 500 (Grandmaster flex3)	3,728	252	88,040	92,020	357	(74,992)	26,111	(235)	(48,759)	43,261	324,369	367,630	32	(6,630)	2,362	(4,236)
Fidelity VIP Index 500 (Grandmaster)	13,798	336,242	(13,656)	336,384	10,337	(270,895)	(652,888)	(533)	(913,979)	(577,595)	1,805,812	1,228,217	920	(24,393)	(63,948)	(87,421)
Fidelity VIP Index 500 (IQ3)	8,100	357	155,562	164,019	4,210	(19,328)	24,461	(264)	9,079	173,098	546,912	720,010	329	(1,508)	1,810	631
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	1,448	124	3,092	4,664	—	(1,966)	101,806	(11)	99,829	104,493	—	104,493	—	(131)	6,679	6,548
Fidelity VIP Index 500 (Pinnacle Plus)	11,995	221,894	141,556	375,445	62	(197,324)	(1,285,633)	(571)	(1,483,466)	(1,108,021)	2,318,728	1,210,707	4	(12,065)	(85,075)	(97,136)
Fidelity VIP Investment Grade Bond (AdvantEdge)	14,112	(946)	(37,608)	(24,442)	177,514	(21,359)	47,667	(4,140)	199,682	175,240	551,996	727,236	14,494	(2,097)	3,795	16,192
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	11,434	2,148	(25,764)	(12,182)	101,983	(12,011)	35,382	(1,306)	124,048	111,866	351,364	463,230	7,796	(1,012)	2,730	9,514
Fidelity VIP Investment Grade Bond (AnnuiChoice)	5,025	16	(11,695)	(6,654)	—	(27,845)	575	(252)	(27,522)	(34,176)	239,693	205,517	—	(1,710)	34	(1,676)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	(11,156)	(26,931)	2,461	(35,626)	—	(45,987)	(996,684)	(844)	(1,043,515)	(1,079,141)	1,225,884	146,743	—	(3,500)	(75,315)	(78,815)
Fidelity VIP Investment Grade Bond (GrandMaster)	9,481	(3,444)	(23,137)	(17,100)	7,460	(40,012)	(24,276)	(126)	(56,954)	(74,054)	540,277	466,223	589	(3,149)	(1,934)	(4,494)
Fidelity VIP Investment Grade Bond (IQ3)	9,396	3,543	(34,513)	(21,574)	2,600	(36,681)	(65,252)	(502)	(99,835)	(121,409)	637,516	516,107	167	(2,573)	(4,027)	(6,433)
Fidelity VIP Investment Grade Bond (Pinnacle)	3,701	(2,534)	(7,881)	(6,714)	75	(18,034)	(25,538)	(131)	(43,628)	(50,342)	236,107	185,765	6	(1,329)	(1,838)	(3,161)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	21,299	15,220	(98,664)	(62,145)	902	(460,488)	(301,183)	(452)	(761,221)	(823,366)	2,126,621	1,303,255	67	(34,196)	(22,356)	(56,485)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	691	(20)	(1,654)	(983)	—	(1,372)	—	—	(1,372)	(2,355)	31,807	29,452	—	—	(101)	(101)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	607	50	(843)	(186)	35,739	(22,295)	27,478	(8)	40,914	40,728	—	40,728	3,390	(2,110)	2,591	3,871
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	(6,000)	(48,229)	20,824	(33,405)	744	(179,393)	(1,595,850)	(419)	(1,774,918)	(1,808,323)	2,023,722	215,399	57	(13,690)	(120,551)	(134,184)
Fidelity VIP Investment Grade Bond (Pinnacle V)	119,507	8,499	(279,248)	(151,242)	1,866,211	(409,415)	196,374	(13,578)	1,639,592	1,488,350	3,948,812	5,437,162	150,673	(33,738)	15,791	132,726
Fidelity VIP Mid Cap (AdvantEdge)	90,861	24,915	108,471	224,247	74,928	(33,557)	(127,696)	(4,217)	(90,542)	133,705	719,781	853,486	5,623	(2,970)	(10,045)	(7,392)
Fidelity VIP Mid Cap (AnnuiChoice II)	60,148	2,294	81,175	143,617	—	(35,353)	8,423	(281)	(27,211)	116,406	430,837	547,243	—	(2,493)	624	(1,869)
Fidelity VIP Mid Cap (AnnuiChoice)	39,394	19,841	59,777	119,012	16	(167,637)	24,626	(344)	(143,339)	(24,327)	376,742	352,415	1	(5,625)	924	(4,700)
Fidelity VIP Mid Cap (GrandMaster flex3)	47,003	10,028	54,104	111,135	20,180	(31,834)	19,282	(204)	7,424	118,559	323,414	441,973	749	(1,235)	800	314
Fidelity VIP Mid Cap (Grandmaster)	43,482	928	55,537	99,947	706	(31,381)	37,203	(105)	6,423	106,370	294,931	401,301	33	(1,506)	1,713	240
Fidelity VIP Mid Cap (IQ Annuity)	116,197	930	159,015	276,142	480	(45,100)	20,025	(242)	(24,837)	251,305	829,943	1,081,248	18	(1,776)	761	(997)
Fidelity VIP Mid Cap (Pinnacle)	52,695	12,865	60,832	126,392	7,400	(65,326)	53,600	(222)	(4,548)	121,844	366,493	488,337	603	(5,379)	4,577	(199)
Fidelity VIP Mid Cap (Pinnacle IV)	228,727	175,732	210,923	615,382	4,733	(671,627)	34,299	(1,198)	(633,793)	(18,411)	2,083,083	2,064,672	178	(25,390)	1,577	(23,635)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	196	26	277	499	—	—	(309)	(2)	(311)	188	1,589	1,777	—	—	(24)	(24)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	7,763	65	7,751	15,579	—	(1,578)	11,946	(96)	10,272	25,851	44,790	70,641	—	(147)	901	754
Fidelity VIP Mid Cap (Pinnacle Plus)	273,126	169,900	210,662	653,688	2,852	(375,640)	1,192,124	(1,590)	817,746	1,471,434	1,138,935	2,610,369	117	(14,544)	51,208	36,781
Fidelity VIP Mid Cap (Pinnacle V)	230,970	64,659	253,126	548,755	58,930	(141,932)	122,242	(4,369)	34,871	583,626	1,657,126	2,240,752	4,789	(12,373)	9,271	1,687
Fidelity VIP Overseas (AdvantEdge)	(785)	15,535	77,818	92,568	11,039	(29,214)	(43,528)	(2,724)	(64,427)	28,141	358,240	386,381	1,147	(3,379)	(4,812)	(7,044)
Fidelity VIP Overseas (AnnuiChoice II)	838	4,652	43,889	49,379	14,338	(2,077)	(6,804)	(597)	4,860	54,239	174,633	228,872	1,235	(256)	(637)	342
Fidelity VIP Overseas (AnnuiChoice)	1,216	3,640	43,141	47,997	20	(8,104)	55,578	(263)	47,231	95,228	139,535	234,763	1	(508)	3,481	2,974
Fidelity VIP Overseas (GrandMaster flex3)	(238)	16,652	17,084	33,498	—	(26,150)	13,373	(141)	(12,918)	20,580	119,828	140,408	—	(1,852)	1,043	(809)
Fidelity VIP Overseas (GrandMaster)	6,768	23,250	52,994	83,012	3,005	(84,746)	610,243	(141)	528,361	611,373	182,461	793,834	336	(9,105)	64,316	55,547
Fidelity VIP Overseas (IQ3)	111	4,473	91,449	96,033	1,924	(8,543)	(18,232)	(167)	(25,018)	71,015	351,876	422,891	166	(704)	(1,489)	(2,027)
Fidelity VIP Overseas (Pinnacle)	1,136	117,898	(1,318)	117,716	—	(55,864)	170,604	(277)	114,463	232,179	365,023	597,202	—	(3,889)	11,639	7,750
Fidelity VIP Overseas (Pinnacle IV)	1,283	104,588	102,466	208,337	19,108	(244,674)	339,749	(582)	113,601	321,938	709,240	1,031,178	1,314	(17,257)	23,336	7,393
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	89	—	265	354	—	—	7,449	(4)	7,445	7,799	—	7,799	—	—	601	601
Fidelity VIP Overseas (Pinnacle Plus)	178	48,657	45,166	94,001	900	(85,625)	117,639	(428)	32,486	126,487	335,414	461,901	48	(4,799)	6,389	1,638
Fidelity VIP Overseas (Pinnacle V)	1,070	13,600	198,469	213,139	16,170	(25,276)	263,869	(1,025)	253,738	466,877	686,180	1,153,057	1,911	(3,039)	29,140	28,012
Non-Affiliated Class 1:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Franklin Growth and Income Securities (Pinnacle)	32,717	(12,655)	570,236	590,298	—	(239,177)	(46,693)	(1,167)	(287,037)	303,261	2,282,146	2,585,407	—	(13,876)	(2,848)	(16,724)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	129	13	1,803	1,945	—	—	—	(9)	(9)	1,936	6,819	8,755	—	—	(1)	(1)
Franklin Income Securities (Pinnacle)	281,719	(129,982)	501,279	653,016	13,345	(818,087)	(211,244)	(1,778)	(1,017,764)	(364,748)	5,812,773	5,448,025	620	(38,271)	(9,951)	(47,602)
Franklin Income Securities (Pinnacle II Reduced M&E)	13,010	121	16,638	29,769	—	—	—	(37)	(37)	29,732	230,299	260,031	—	—	(2)	(2)
JP Morgan IT Mid Cap Value (AnnuiChoice)	18	5	401	424	—	—	—	(5)	(5)	419	1,368	1,787	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	620	2,345	25,266	28,231	—	(2,501)	—	(45)	(2,546)	25,685	94,062	119,747	—	(112)	—	(112)
JP Morgan IT Mid Cap Value (Grandmaster)	530	2,270	15,159	17,959	—	(3,203)	—	(10)	(3,213)	14,746	60,073	74,819	—	(143)	—	(143)
JP Morgan IT Mid Cap Value (IQ3)	315	449	11,763	12,527	—	(87)	—	(30)	(117)	12,410	41,261	53,671	—	(5)	—	(5)
JP Morgan IT Mid Cap Value (Pinnacle)	769	6,231	20,132	27,132	—	(9,735)	—	(22)	(9,757)	17,375	91,826	109,201	—	(426)	—	(426)
JP Morgan IT Mid Cap Value (Pinnacle IV)	4,462	37,005	124,790	166,257	—	(57,022)	(1,284)	(234)	(58,540)	107,717	570,434	678,151	—	(2,581)	(57)	(2,638)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	$(27)	$—	$1,127	$1,100	$—	$—	$42,405	$—	$42,405	$43,505	$—	$43,505	—	—	2,566	2,566
JP Morgan IT Mid Cap Value (Pinnacle Plus)	1,289	41,389	27,812	70,490	—	(25,256)	(42,405)	(296)	(67,957)	2,533	246,873	249,406	—	(1,148)	(1,767)	(2,915)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	383	26	(1,550)	(1,141)	—	(263)	—	(1)	(264)	(1,405)	11,350	9,945	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (IQ3)	53	6	(212)	(153)	—	—	—	(5)	(5)	(158)	1,518	1,360	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	9,704	9,399	(46,587)	(27,484)	—	(31,019)	4,365	(72)	(26,726)	(54,210)	293,807	239,597	—	(1,020)	143	(877)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	5,807	10,380	(35,470)	(19,283)	—	(44,921)	(68,929)	(44)	(113,894)	(133,177)	233,191	100,014	—	(1,825)	(2,941)	(4,766)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	596	2	(2,104)	(1,506)	—	—	—	(7)	(7)	(1,513)	15,445	13,932	—	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(6)	195	(131)	58	—	(784)	—	(8)	(792)	(734)	4,482	3,748	—	(69)	—	(69)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	21	798	(422)	397	—	(3,053)	—	(72)	(3,125)	(2,728)	30,501	27,773	—	(114)	—	(114)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(539)	3,086	(1,436)	1,111	—	(10,605)	—	(49)	(10,654)	(9,543)	116,148	106,605	—	(405)	—	(405)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(315)	(781)	1,560	464	—	—	—	(50)	(50)	414	80,278	80,692	—	(2)	—	(2)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(1,638)	132,876	(112,039)	19,199	300	(180,795)	5,777	(324)	(175,042)	(155,843)	639,779	483,936	9	(5,009)	244	(4,756)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,100)	(29,769)	44,232	9,363	—	(43,203)	(18,198)	(192)	(61,593)	(52,230)	1,337,987	1,285,757	—	(1,573)	(647)	(2,220)
Non-Affiliated Class 2:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Templeton Foreign Securities (IQ Annuity)	3,557	20,366	38,722	62,645	9,060	(22,451)	(21,457)	(240)	(35,088)	27,557	307,146	334,703	432	(1,357)	(702)	(1,627)
Franklin Growth and Income Securities (AdvantEdge)	1,332	2,535	29,566	33,433	253	(4,459)	(7,962)	(673)	(12,841)	20,592	126,119	146,711	20	(409)	(652)	(1,041)
Franklin Growth and Income Securities (AnnuiChoice II)	1,959	(1,188)	34,488	35,259	2,410	(5,110)	7,265	(194)	4,371	39,630	125,721	165,351	182	(437)	567	312
Franklin Growth and Income Securities (AnnuiChoice)	17,251	312,260	(160,373)	169,138	362	(873,487)	(2,128)	(943)	(876,196)	(707,058)	914,466	207,408	20	(48,582)	(238)	(48,800)
Franklin Growth and Income Securities (GrandMaster flex3)	2,337	52,369	33,570	88,276	1,037	(221,424)	28,461	(139)	(192,065)	(103,789)	475,251	371,462	61	(14,238)	1,558	(12,619)
Franklin Growth and Income Securities (Grandmaster)	7,869	87,215	155,454	250,538	19,737	(298,723)	468,256	(155)	189,115	439,653	777,031	1,216,684	1,201	(16,191)	26,713	11,723
Franklin Growth and Income Securities (IQ Annuity)	8,507	(7,171)	194,985	196,321	1,987	(32,813)	12,569	(579)	(18,836)	177,485	719,387	896,872	114	(2,055)	774	(1,167)
Franklin Growth and Income Securities (Pinnacle)	9,518	53,510	131,282	194,310	17,737	(186,869)	77,812	(277)	(91,597)	102,713	721,195	823,908	1,623	(17,080)	7,144	(8,313)
Franklin Growth and Income Securities (Pinnacle IV)	25,237	3,765	552,727	581,729	8,817	(615,272)	19,435	(795)	(587,815)	(6,086)	2,386,754	2,380,668	517	(36,762)	773	(35,472)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	12	17	178	207	16	—	(116)	(1)	(101)	106	787	893	—	—	(10)	(10)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	(224)	21	5,079	4,876	19	(674)	162,861	(10)	162,196	167,072	—	167,072	1	(46)	10,898	10,853
Franklin Growth and Income Securities (Pinnacle Plus)	6,063	(8,270)	170,409	168,202	1,513	(62,697)	(54,290)	(530)	(116,004)	52,198	643,993	696,191	92	(3,964)	(3,199)	(7,071)
Franklin Growth and Income Securities (Pinnacle V)	8,740	44,617	183,033	236,390	26,530	(56,605)	165,740	(3,540)	132,125	368,515	844,653	1,213,168	2,633	(5,909)	15,161	11,885
Franklin Income Securities (AdvantEdge)	10,166	1,474	15,524	27,164	13,279	(6,259)	47,477	(579)	53,918	81,082	214,170	295,252	1,035	(552)	3,645	4,128
Franklin Income Securities (AnnuiChoice II)	23,263	4,680	26,622	54,565	7,570	(20,326)	94,849	(366)	81,727	136,292	393,681	529,973	580	(1,497)	6,936	6,019
Franklin Income Securities (AnnuiChoice)	13,618	(6,094)	20,460	27,984	—	(52,481)	(18,838)	(224)	(71,543)	(43,559)	254,621	211,062	—	(2,471)	(846)	(3,317)
Franklin Income Securities (GrandMaster flex3)	69,629	(24,238)	123,523	168,914	25,417	(177,648)	77,681	(663)	(75,213)	93,701	1,439,894	1,533,595	1,245	(8,716)	3,691	(3,780)
Franklin Income Securities (Grandmaster)	56,749	8,997	62,324	128,070	700	(127,548)	(267,188)	(307)	(394,343)	(266,273)	1,219,745	953,472	33	(6,378)	(12,565)	(18,910)
Franklin Income Securities (IQ Annuity)	54,000	(14,367)	86,228	125,861	1,130	(100,881)	(14,867)	(792)	(115,410)	10,451	1,094,969	1,105,420	53	(4,965)	(772)	(5,684)
Franklin Income Securities (Pinnacle IV)	191,723	269,883	(38,519)	423,087	25,721	(539,694)	(293,122)	(810)	(807,905)	(384,818)	3,773,156	3,388,338	1,198	(26,140)	(13,916)	(38,858)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	536	269	4,630	5,435	—	(4,763)	195,952	(23)	191,166	196,601	13,540	210,141	—	(375)	15,313	14,938
Franklin Income Securities (Pinnacle Plus)	53,534	(16,866)	85,552	122,220	14,593	(98,315)	(92,719)	(834)	(177,275)	(55,055)	995,962	940,907	773	(5,574)	(4,432)	(9,233)
Franklin Income Securities (Pinnacle V)	190,464	32,493	220,107	443,064	709,225	(138,381)	679,171	(2,131)	1,247,884	1,690,948	3,022,147	4,713,095	61,571	(12,028)	58,071	107,614
Franklin Large Cap Growth Securities (AdvantEdge)	(1,238)	6,576	38,382	43,720	2,394	(3,122)	16,993	(1,147)	15,118	58,838	157,725	216,563	189	(351)	1,443	1,281
Franklin Large Cap Growth Securities (AnnuiChoice II)	(169)	417	34,993	35,241	20,478	(4,182)	(2,737)	(349)	13,210	48,451	128,934	177,385	1,513	(361)	(212)	940
Franklin Large Cap Growth Securities (AnnuiChoice)	(124)	3,048	8,794	11,718	—	(15,958)	29,251	(11)	13,282	25,000	43,905	68,905	—	(988)	1,678	690
Franklin Large Cap Growth Securities (GrandMaster flex3)	(64)	259	2,661	2,856	—	(721)	—	(24)	(745)	2,111	10,827	12,938	—	(44)	—	(44)
Franklin Large Cap Growth Securities (Grandmaster)	(3,902)	9,790	52,677	58,565	2,571	(64,996)	660,447	(91)	597,931	656,496	38,274	694,770	148	(3,831)	39,376	35,693
Franklin Large Cap Growth Securities (IQ Annuity)	(726)	46	40,973	40,293	—	(6,164)	34,867	(83)	28,620	68,913	146,314	215,227	—	(408)	2,069	1,661
Franklin Large Cap Growth Securities (Pinnacle)	(1,403)	7,290	39,071	44,958	6,735	(35,216)	146,087	(102)	117,504	162,462	139,283	301,745	419	(2,161)	8,646	6,904
Franklin Large Cap Growth Securities (Pinnacle IV)	(4,286)	23,250	156,593	175,557	—	(180,566)	152,199	(149)	(28,516)	147,041	726,343	873,384	—	(11,350)	8,702	(2,648)
Franklin Large Cap Growth Securities (Pinnacle II Reduced M&E)	(3)	78	1,222	1,297	—	(531)	—	—	(531)	766	4,999	5,765	—	—	(33)	(33)
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	(6)	—	186	180	—	—	5,299	—	5,299	5,479	—	5,479	—	—	378	378
Franklin Large Cap Growth Securities (Pinnacle Plus)	(1,890)	11,403	53,984	63,497	187	(8,731)	116,604	(272)	107,788	171,285	227,447	398,732	13	(615)	7,562	6,960
Franklin Large Cap Growth Securities (Pinnacle V)	(5,427)	42,188	172,642	209,403	28,439	(60,854)	79,690	(2,801)	44,474	253,877	778,024	1,031,901	2,725	(6,006)	7,239	3,958
Franklin Mutual Shares Securities (AdvantEdge)	7,704	49,830	304,990	362,524	227,471	(68,927)	(80,270)	(11,545)	66,729	429,253	1,358,760	1,788,013	20,081	(6,973)	(7,236)	5,872
Franklin Mutual Shares Securities (AnnuiChoice II)	2,420	5,215	48,729	56,364	70,009	(7,435)	34,846	(1,050)	96,370	152,734	184,881	337,615	5,719	(725)	2,840	7,834
Franklin Mutual Shares Securities (AnnuiChoice)	1,478	85,589	(6,612)	80,455	—	(177,492)	5,810	(463)	(172,145)	(91,690)	337,884	246,194	—	(9,017)	517	(8,500)
Franklin Mutual Shares Securities (GrandMaster flex3)	4,278	(10,851)	206,674	200,101	835	(130,289)	(2,709)	(372)	(132,535)	67,566	812,458	880,024	46	(7,114)	(143)	(7,211)
Franklin Mutual Shares Securities (IQ Advisor Standard)	133	560	2,440	3,133	—	—	(5,221)	—	(5,221)	(2,088)	13,050	10,962	—	—	(312)	(312)
Franklin Mutual Shares Securities (IQ Annuity)	2,070	28,271	40,426	70,767	4,696	(53,582)	(32,909)	(266)	(82,061)	(11,294)	307,511	296,217	249	(2,944)	(1,825)	(4,520)
Franklin Mutual Shares Securities (Pinnacle)	2,213	99,898	61,351	163,462	450	(286,745)	(77,528)	(288)	(364,111)	(200,649)	792,009	591,360	24	(15,720)	(4,158)	(19,854)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle IV)	$11,085	$78,333	$376,660	$466,078	$6,808	$(358,145)	$(13,763)	$(685)	$(365,785)	$100,293	$1,790,714	$1,891,007	392	(19,630)	1,032	(18,206)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	8	19	170	197	—	—	(114)	(1)	(115)	82	788	870	—	—	(6)	(6)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	(137)	45	2,696	2,604	—	(1,682)	68,982	(17)	67,283	69,887	—	69,887	—	(120)	4,938	4,818
Franklin Mutual Shares Securities (Pinnacle Plus)	10,512	136,192	244,649	391,353	14,667	(299,757)	1,077,999	(652)	792,257	1,183,610	675,866	1,859,476	809	(17,930)	71,943	54,822
Franklin Mutual Shares Securities (Pinnacle V)	14,902	119,484	567,043	701,429	399,147	(244,028)	(112,896)	(9,439)	32,784	734,213	2,667,004	3,401,217	39,247	(25,315)	(10,881)	3,051
Franklin Mutual Shares Securities(Grandmaster)	(1,051)	328,946	(115,685)	212,210	2,613	(305,301)	(598,885)	(324)	(901,897)	(689,687)	1,157,389	467,702	150	(17,439)	(30,887)	(48,176)
Franklin Small Cap Value Securities (AdvantEdge)	1,552	17,249	4,123	22,924	36,450	(7,240)	(37,140)	(317)	(8,247)	14,677	90,091	104,768	2,364	(530)	(2,815)	(981)
Franklin Small Cap Value Securities (Annuichoice II)	648	1,255	9,164	11,067	7,000	(2,850)	1,582	(67)	5,665	16,732	32,758	49,490	500	(235)	111	376
Franklin Small Cap Value Securities (Annuichoice)	1,188	53,573	(37,559)	17,202	—	(16,766)	(88,820)	(56)	(105,642)	(88,440)	115,026	26,586	—	(1,356)	(7,550)	(8,906)
Franklin Small Cap Value Securities (Grandmaster)	16,368	187,114	(51,754)	151,728	3,734	(98,787)	(521,828)	(236)	(617,117)	(465,389)	685,527	220,138	326	(8,661)	(41,409)	(49,744)
Franklin Small Cap Value Securities (Grandmaster flex3)	1,143	5,777	10,820	17,740	—	(33,890)	(8,645)	(26)	(42,561)	(24,821)	72,204	47,383	—	(2,779)	(778)	(3,557)
Franklin Small Cap Value Securities (IQ Annuuity)	1,658	22,681	13,034	37,373	3,971	(5,235)	(10,306)	(88)	(11,658)	25,715	125,110	150,825	325	(447)	(1,103)	(1,225)
Franklin Small Cap Value Securities (Pinnacle Plus)	4,757	70,753	11,945	87,455	—	(76,126)	(3,471)	(184)	(79,781)	7,674	246,759	254,433	—	(6,493)	973	(5,520)
Franklin Small Cap Value Securities Fund (Pinnacle)	5,830	52,613	13,360	71,803	600	(67,644)	(162,445)	(217)	(229,706)	(157,903)	329,723	171,820	52	(6,071)	(13,229)	(19,248)
Franklin Small Cap Value Securities Fund (Pinnacle IV)	12,499	149,917	29,616	192,032	—	(140,754)	(291,794)	(150)	(432,698)	(240,666)	788,168	547,502	—	(12,490)	(23,988)	(36,478)
Franklin Small Cap Value Securities Fund (Pinnacle V)	5,652	56,208	30,623	92,483	12,106	(15,607)	(48,113)	(441)	(52,055)	40,428	338,706	379,134	1,000	(1,346)	(5,073)	(5,419)
Invesco VI American Franchise (AdvantEdge)	(172)	513	3,693	4,034	—	—	(2,332)	(108)	(2,440)	1,594	11,556	13,150	—	(8)	(173)	(181)
Invesco VI American Franchise (AnnuiChoice II)	(88)	447	2,816	3,175	—	(65)	(934)	(66)	(1,065)	2,110	8,750	10,860	—	(8)	(63)	(71)
Invesco VI American Franchise (AnnuiChoice)	(40)	3,571	(2,412)	1,119	—	(7,124)	—	(3)	(7,127)	(6,008)	6,008	—	—	(372)	—	(372)
Invesco VI American Franchise (GrandMaster flex3)	(10)	—	12	2	—	—	—	(2)	(2)	—	—	—	—	—	—	—
Invesco VI American Franchise (Grandmaster)	(202)	88	6,131	6,017	—	(121)	—	—	(121)	5,896	15,932	21,828	—	(7)	—	(7)
Invesco VI American Franchise (Pinnacle Plus)	(638)	1,198	13,559	14,119	—	(7,930)	—	(60)	(7,990)	6,129	42,176	48,305	—	(525)	—	(525)
Invesco VI Comstock (AdvantEdge)	63	3,217	37,078	40,358	76,406	(1,494)	14,452	(627)	88,737	129,095	73,606	202,701	6,294	(162)	1,136	7,268
Invesco VI Comstock (AnnuiChoice II)	203	1,830	12,379	14,412	38,301	(4,306)	31,609	(203)	65,401	79,813	22,405	102,218	2,862	(345)	2,402	4,919
Invesco VI Comstock (AnnuiChoice)	125	95	7,612	7,832	14	—	—	(1)	13	7,845	22,829	30,674	1	—	—	1
Invesco VI Comstock (GrandMaster flex3)	58	11,938	19,794	31,790	—	(19,904)	—	(21)	(19,925)	11,865	96,970	108,835	—	(946)	7	(939)
Invesco VI Comstock (Grandmaster)	262	4,910	42,654	47,826	—	(11,459)	115,842	(84)	104,299	152,125	53,807	205,932	—	(587)	6,535	5,948
Invesco VI Comstock (IQ Annuity)	1	90	6,034	6,125	—	—	—	(19)	(19)	6,106	18,193	24,299	—	(1)	—	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	(21)	193	5,264	5,436	—	(681)	82,620	(7)	81,932	87,368	7,397	94,765	—	(44)	5,274	5,230
Invesco VI Comstock (Pinnacle Plus)	(2,052)	84,423	258,674	341,045	1,387	(94,261)	1,105,051	(268)	1,011,909	1,352,954	133,567	1,486,521	82	(5,265)	70,918	65,735
Invesco VI American Value (AdvantEdge)	(4,838)	32,197	101,121	128,480	39,837	(21,192)	36,387	(2,653)	52,379	180,859	384,029	564,888	2,864	(1,738)	2,766	3,892
Invesco VI American Value (AnnuiChoice II)	(484)	3,131	19,588	22,235	—	(8,341)	4,537	(162)	(3,966)	18,269	69,096	87,365	—	(618)	352	(266)
Invesco VI American Value (AnnuiChoice)	(49)	182	3,050	3,183	—	(2,062)	17,067	(58)	14,947	18,130	—	18,130	—	(154)	1,314	1,160
Invesco VI American Value (Grandmaster flex3)	(315)	5,289	794	5,768	—	(23,783)	7,895	(20)	(15,908)	(10,140)	19,454	9,314	—	(1,732)	653	(1,079)
Invesco VI American Value (Grandmaster)	(195)	1,245	5,145	6,195	—	(1,660)	23,779	(29)	22,090	28,285	—	28,285	—	(124)	1,970	1,846
Invesco VI American Value (IQ Annuity)	(48)	4,946	2,608	7,506	—	(12,527)	22,000	(51)	9,422	16,928	17,782	34,710	—	(1,278)	2,016	738
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(17)	88	600	671	—	(604)	6,593	(6)	5,983	6,654	—	6,654	—	—	404	404
Invesco VI American Value (Pinnacle Plus)	(18,844)	113,389	353,941	448,486	4,550	(131,668)	98,481	(246)	(28,883)	419,603	1,371,482	1,791,085	331	(9,673)	8,336	(1,006)
Invesco VI American Franchise (Pinnacle)	35	2,710	2,462	5,207	—	(1,370)	430	(20)	(960)	4,247	16,326	20,573	—	(80)	(10)	(90)
Invesco VI American Franchise (Pinnacle IV)	(1,803)	8,223	41,514	47,934	—	(21,415)	(5,471)	(47)	(26,933)	21,001	144,602	165,603	—	(1,275)	(305)	(1,580)
Invesco VI American Franchise (Pinnacle V)	(1,330)	4,122	30,557	33,349	—	(5,423)	2,225	(194)	(3,392)	29,957	91,184	121,141	—	(488)	190	(298)
Invesco VI Comstock (Pinnacle)	(139)	1,331	50,006	51,198	—	(1,288)	317,680	(29)	316,363	367,561	121,361	488,922	—	(68)	14,570	14,502
Invesco VI Comstock (Pinnacle IV)	(451)	72,832	48,619	121,000	5,904	(89,890)	(33,205)	(107)	(117,298)	3,702	410,474	414,176	331	(4,630)	(1,745)	(6,044)
Invesco VI Comstock (Pinnacle II Reduced M&E)	7	47	561	615	—	(207)	—	—	(207)	408	1,887	2,295	—	—	(10)	(10)
Invesco VI Comstock (Pinnacle V)	903	9,842	91,298	102,043	261,263	(5,562)	84,646	(1,760)	338,587	440,630	199,980	640,610	23,509	(677)	7,657	30,489
Invesco VI International Growth Class II (Advantedge)	(266)	382	7,478	7,594	80,586	(860)	3,780	(142)	83,364	90,958	9,620	100,578	7,764	(95)	353	8,022
Invesco VI International Growth Class II (IQ Advisor Enhanced)	19	9	1,675	1,703	16,050	—	16,639	(20)	32,669	34,372	—	34,372	1,508	(2)	1,543	3,049
Invesco VI International Growth Class II (Pinnacle Plus)	(121)	960	4,968	5,807	3,837	(7,634)	(1,670)	—	(5,467)	340	37,578	37,918	398	(788)	(153)	(543)
Invesco VI International Growth Class II (Pinnacle)	(329)	1,282	10,629	11,582	—	(5,502)	23,407	(11)	17,894	29,476	65,614	95,090	—	(541)	2,180	1,639
Invesco VI International Growth Class II (Pinnacle V)	(742)	18,618	19,568	37,444	130,568	(3,755)	(68,440)	(338)	58,035	95,479	160,979	256,458	12,593	(406)	(6,062)	6,125
Invesco VI American Value II (Pinnacle V)	(3,104)	15,254	71,991	84,141	9,668	(21,787)	65,140	(1,217)	51,804	135,945	243,355	379,300	707	(1,658)	4,808	3,857
Invesco VI American Value II (Pinnacle)	(287)	1,565	7,360	8,638	—	(13,708)	77,741	(94)	63,939	72,577	2,855	75,432	—	(1,015)	5,693	4,678
Invesco VI American Value II (Pinnacle IV)	(548)	3,144	15,676	18,272	—	(22,443)	136,111	(127)	113,541	131,813	8,300	140,113	—	(1,676)	10,156	8,480
Templeton Foreign Securities (Pinnacle)	3,562	12,832	49,619	66,013	—	(38,205)	(37,579)	(93)	(75,877)	(9,864)	366,927	357,063	—	(1,908)	(1,867)	(3,775)
Templeton Foreign Securities (Pinnacle IV)	12,489	(48,672)	288,455	252,272	9,118	(226,448)	26,945	(493)	(190,878)	61,394	1,297,103	1,358,497	457	(11,197)	1,488	(9,252)
Templeton Foreign Securities (Pinnacle II Reduced M&E)	26	21	364	411	—	(204)	—	—	(204)	207	2,023	2,230	—	—	(10)	(10)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities (Pinnacle V)	$9,784	$32,424	$212,862	$255,070	$203,553	$(139,020)	$(41,630)	$(3,333)	$19,570	$274,640	$1,233,233	$1,507,873	20,099	(14,707)	(4,042)	1,350
Templeton Foreign Securities Fund (AnnuiChoice II)	2,015	1,797	32,017	35,829	14,771	(9,846)	25,219	(305)	29,839	65,668	156,393	222,061	1,226	(835)	1,987	2,378
Templeton Foreign Securities Fund (AnnuiChoice)	1,010	425	13,509	14,944	20	—	601	(86)	535	15,479	68,576	84,055	1	(4)	26	23
Templeton Foriegn Securities Fund (AdvantEdge)	3,383	10,916	68,472	82,771	75,889	(25,621)	(31,265)	(2,237)	16,766	99,537	374,713	474,250	7,417	(2,617)	(2,999)	1,801
Templeton Foriegn Securities Fund (GrandMaster flex3)	1,668	(17,228)	70,748	55,188	—	(81,819)	172,932	(90)	91,023	146,211	268,629	414,840	—	(3,906)	7,834	3,928
Templeton Foriegn Securities Fund (Grandmaster)	1,266	1,264	22,219	24,749	—	(3,200)	3,700	(38)	462	25,211	116,416	141,627	—	(155)	172	17
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	(87)	2	1,697	1,612	—	(522)	81,207	(7)	80,678	82,290	—	82,290	—	(42)	6,447	6,405
Templeton Foriegn Securities Fund (Pinnacle Plus)	4,064	27,348	97,535	128,947	3,276	(43,642)	58,529	(392)	17,771	146,718	617,145	763,863	161	(2,265)	2,945	841
Templeton Global Bond Sec (Grandmaster)*	304	(19)	(490)	(205)	—	(100)	7,785	(10)	7,675	7,470	—	7,470	—	—	767	767
Templeton Global Bond Sec (GrandMaster flex3)*	(104)	1	671	568	—	—	51,460	—	51,460	52,028	—	52,028	—	—	5,349	5,349
Templeton Global Bond Sec (Pinnacle IV)*	(9)	—	50	41	—	—	7,775	—	7,775	7,816	—	7,816	—	—	803	803
Templeton Global Bond Sec (AnnuiChoice II)*	(1)	—	34	33	—	—	7,937	—	7,937	7,970	—	7,970	—	—	817	817
Templeton Growth Securities (AdvantEdge)	894	3,712	17,694	22,300	9,661	(3,096)	(8,235)	(611)	(2,281)	20,019	81,330	101,349	827	(335)	(769)	(277)
Templeton Growth Securities (AnnuiChoice II)	1,330	1,691	17,901	20,922	—	(5,349)	8,084	(170)	2,565	23,487	67,344	90,831	—	(507)	808	301
Templeton Growth Securities (AnnuiChoice)	99	48	1,403	1,550	—	—	(280)	(19)	(299)	1,251	5,410	6,661	—	(1)	(15)	(16)
Templeton Growth Securities (GrandMaster flex3)	5,373	(9,216)	127,741	123,898	360	(28,870)	(14,943)	(235)	(43,688)	80,210	453,484	533,694	20	(1,678)	(845)	(2,503)
Templeton Growth Securities (Grandmaster)	1,407	1,546	23,486	26,439	—	(5,851)	(524)	(12)	(6,387)	20,052	93,038	113,090	—	(311)	(28)	(339)
Templeton Growth Securities (IQ Advisor Standard)	137	—	2,082	2,219	—	—	3,039	—	3,039	5,258	6,103	11,361	—	—	197	197
Templeton Growth Securities (IQ Annuity)	8,077	108,723	27,251	144,051	650	(19,089)	(537,470)	(287)	(556,196)	(412,145)	744,566	332,421	32	(1,088)	(29,775)	(30,831)
Templeton Growth Securities (Pinnacle)	661	59,896	(2,909)	57,648	—	(245,481)	(460)	(65)	(246,006)	(188,358)	348,086	159,728	—	(14,200)	134	(14,066)
Templeton Growth Securities (Pinnacle IV)	10,600	63,387	156,536	230,523	2,918	(52,245)	(61,656)	(119)	(111,102)	119,421	856,349	975,770	148	(2,886)	(3,565)	(6,303)
Templeton Growth Securities (Pinnacle II Reduced M&E)	164	21	2,495	2,680	—	—	—	(6)	(6)	2,674	9,120	11,794	—	—	—	—
Templeton Growth Securities (Pinnacle Plus Reduced M&E)	—	—	21	21	—	—	7,989	(4)	7,985	8,006	—	8,006	—	—	547	547
Templeton Growth Securities (Pinnacle Plus)	20,037	52,471	237,369	309,877	14,733	(105,224)	1,152,293	(271)	1,061,531	1,371,408	217,883	1,589,291	816	(6,422)	76,850	71,244
Templeton Growth Securities (Pinnacle V)	9,044	62,745	133,333	205,122	1,412	(173,573)	4,847	(1,834)	(169,148)	35,974	798,564	834,538	160	(19,477)	636	(18,681)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	6,058	1,358	(25,734)	(18,318)	10,141	(15,469)	15,272	(1,002)	8,942	(9,376)	175,631	166,255	785	(1,273)	1,162	674
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	3,159	1,578	(12,995)	(8,258)	222	(2,996)	(5,761)	(101)	(8,636)	(16,894)	90,689	73,795	15	(230)	(388)	(603)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,084	183	(14,315)	(10,048)	—	—	8	(157)	(149)	(10,197)	103,886	93,689	—	(11)	—	(11)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	4,691	4,636	(23,563)	(14,236)	—	(42,671)	1,748	(9)	(40,932)	(55,168)	180,731	125,563	—	(2,974)	125	(2,849)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	605	299	(2,819)	(1,915)	—	(2,040)	(913)	(16)	(2,969)	(4,884)	18,779	13,895	—	(91)	(46)	(137)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	9,692	4,778	(30,753)	(16,283)	3,929	(8,155)	(15,353)	(150)	(19,729)	(36,012)	192,554	156,542	183	(349)	(596)	(762)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	3,405	13,910	(35,806)	(18,491)	482	(33,516)	(87,367)	(60)	(120,461)	(138,952)	235,707	96,755	34	(2,407)	(6,488)	(8,861)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	108	(60)	(247)	(199)	—	(426)	2,582	(4)	2,152	1,953	—	1,953	—	(40)	224	184
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	8,505	119,835	(192,280)	(63,940)	62	(40,183)	(1,571,770)	(425)	(1,612,316)	(1,676,256)	1,960,993	284,737	3	(2,080)	(76,466)	(78,543)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	15,441	5,978	(70,673)	(49,254)	42,017	(14,033)	(50,137)	(725)	(22,878)	(72,132)	457,894	385,762	3,007	(1,092)	(3,906)	(1,991)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(2,256)	15,483	(23,707)	(10,480)	13,341	(30,382)	28,228	(2,380)	8,807	(1,673)	407,668	405,995	1,531	(3,898)	3,466	1,099
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(26)	1,927	(2,769)	(868)	9,800	(4,478)	(1,834)	(122)	3,366	2,498	39,806	42,304	741	(350)	(134)	257
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	77	6,840	(9,029)	(2,112)	—	(14,490)	(35,480)	(116)	(50,086)	(52,198)	149,251	97,053	—	(425)	(973)	(1,398)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(954)	21,619	(26,491)	(5,826)	20,000	(49,627)	7,680	(115)	(22,062)	(27,888)	232,749	204,861	611	(1,527)	257	(659)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(2,226)	21,348	(27,870)	(8,748)	6,188	(145,941)	181,479	(295)	41,431	32,683	579,534	612,217	181	(4,297)	5,502	1,386
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(1,070)	5,320	(13,229)	(8,979)	3,460	(10,444)	7,608	(233)	391	(8,588)	366,918	358,330	108	(412)	325	21
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(939)	6,308	(11,037)	(5,668)	3,689	(89,147)	27,812	(232)	(57,878)	(63,546)	377,767	314,221	112	(2,589)	868	(1,609)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(3,253)	61,751	(90,679)	(32,181)	24,076	(335,586)	1,516	(555)	(310,549)	(342,730)	1,523,292	1,180,562	741	(10,158)	311	(9,106)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(17)	4	27	14	—	(375)	5,244	—	4,869	4,883	—	4,883	—	(39)	547	508
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(4,077)	15,936	(31,443)	(19,584)	2,889	(93,065)	(90,550)	(502)	(181,228)	(200,812)	858,434	657,622	101	(3,250)	(3,041)	(6,190)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(4,444)	25,446	(42,447)	(21,445)	8,498	(112,981)	83,920	(2,770)	(23,333)	(44,778)	1,023,982	979,204	875	(11,764)	9,032	(1,857)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(35)	(30)	(318)	(383)	—	(1,079)	14,885	(6)	13,800	13,417	—	13,417	—	(86)	1,166	1,080
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(14,299)	59,766	(57,278)	(11,811)	8,808	(165,522)	182,873	(805)	25,354	13,543	1,637,164	1,650,707	385	(7,092)	7,268	561
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,330)	10,316	(7,209)	777	21,733	(5,386)	(28,135)	(1,485)	(13,273)	(12,496)	275,517	263,021	1,783	(566)	(2,311)	(1,094)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(298)	13,571	(12,247)	1,026	10,150	(75,131)	11,220	(157)	(53,918)	(52,892)	147,251	94,359	1,086	(8,088)	1,173	(5,829)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(34)	9,010	(8,028)	948	—	(50,929)	20,938	(60)	(30,051)	(29,103)	45,058	15,955	—	(5,419)	2,259	(3,160)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(468)	13,327	(12,344)	515	—	(25,812)	16,661	(55)	(9,206)	(8,691)	74,833	66,142	—	(2,821)	1,838	(983)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(427)	8,620	(6,988)	1,205	—	(7,372)	(14,411)	(70)	(21,853)	(20,648)	93,590	72,942	—	(265)	(510)	(775)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(1,038)	13,895	(12,354)	503	3,961	(10,297)	19,992	(142)	13,514	14,017	160,940	174,957	147	(375)	734	506
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,419)	188,447	(189,995)	(6,967)	4,859	(130,968)	69,914	(457)	(56,652)	(63,619)	810,076	746,457	519	(14,137)	6,328	(7,290)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(5,975)	54,374	(44,457)	3,942	30,721	(108,457)	38,990	(1,787)	(40,533)	(36,591)	853,851	817,260	3,066	(10,908)	3,871	(3,971)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$33,282	$2,389	$17,879	$53,550	$95,288	$(1,294)	$3,497	$(883)	$96,608	$150,158	$117,113	$267,271	8,991	(199)	395	9,187
BlackRock Capital Appreciation VI (AnnuiChoice II)	6,507	390	(188)	6,709	23,176	(2,806)	17,157	(82)	37,445	44,154	6,295	50,449	2,112	(262)	1,519	3,369
BlackRock Capital Appreciation VI (Annuichoice)	860	110	874	1,844	—	—	(3,353)	(3)	(3,356)	(1,512)	8,291	6,779	—	—	(332)	(332)
BlackRock Capital Appreciation VI (Grandmaster flex3)	1,056	15	977	2,048	—	—	—	(9)	(9)	2,039	6,541	8,580	—	(1)	—	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster)	(3)	33	29	59	—	(12)	(1,010)	—	(1,022)	(963)	963	—	—	(1)	(101)	(102)
BlackRock Capital Appreciation VI Class III (Pinnacle)	(235)	2,752	—	2,517	—	(292)	(17,066)	(2)	(17,360)	(14,843)	14,843	—	—	(30)	(1,540)	(1,570)
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	7,637	1,145	875	9,657	—	(6,311)	34,409	(34)	28,064	37,721	22,743	60,464	—	(585)	3,048	2,463
BlackRock Capital Appreciation VI Class III (Pinnacle V)	61,470	1,855	12,603	75,928	148,519	(12,072)	236,041	(666)	371,822	447,750	116,743	564,493	13,683	(1,202)	20,744	33,225
BlackRock Global Allocation VI (Advantedge)	22,347	2,100	47,902	72,349	48,950	(14,367)	(66,903)	(1,814)	(34,134)	38,215	606,568	644,783	4,626	(1,594)	(6,540)	(3,508)
BlackRock Global Allocation VI (AnnuiChoice II)	4,097	234	5,810	10,141	7,323	(3,051)	17,073	(28)	21,317	31,458	71,235	102,693	678	(296)	1,629	2,011
BlackRock Global Allocation VI (Annuichoice)	1,392	4,569	(1,482)	4,479	—	(3,764)	4,506	(44)	698	5,177	30,960	36,137	—	(363)	460	97
BlackRock Global Allocation VI (Grandmaster flex3)	13,215	2,442	(5,352)	10,305	—	(22,120)	280,005	(51)	257,834	268,139	56,889	325,028	—	(2,165)	26,140	23,975
BlackRock Global Allocation VI (Grandmaster)	1,215	18,467	582	20,264	964	(28,680)	54,995	(55)	27,224	47,488	43,473	90,961	91	(2,760)	6,497	3,828
BlackRock Global Allocation VI Class III (Pinnacle)	2,021	4,548	249	6,818	420	(8,265)	41,910	(60)	34,005	40,823	24,196	65,019	40	(807)	4,213	3,446
BlackRock Global Allocation VI Class III (Pinnacle IV)	(61)	6,411	4	6,354	—	(6,536)	14,864	(27)	8,301	14,655	7,433	22,088	—	(628)	1,884	1,256
BlackRock Global Allocation VI Class III (Pinnacle V)	5,577	10,960	449	16,986	52,704	(15,419)	20,117	(235)	57,167	74,153	91,315	165,468	5,135	(1,485)	2,102	5,752
Non-Affiliated Class A:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Index VIP (Pinnacle)	30,093	25,877	154,328	210,298	35,739	(121,568)	(35,126)	(188)	(121,143)	89,155	625,651	714,806	1,742	(5,875)	(1,638)	(5,771)
DWS Small Cap Index VIP (Pinnacle IV)	611	5,285	(288)	5,608	—	(26,446)	—	(13)	(26,459)	(20,851)	31,477	10,626	—	(1,358)	—	(1,358)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	115	6	699	820	—	—	—	(8)	(8)	812	2,208	3,020	—	—	—	—
Non-Affiliated Class B:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(94)	14	1,828	1,748	—	—	—	(6)	(6)	1,742	4,907	6,649	—	(1)	—	(1)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(128)	174	2,909	2,955	7,000	(874)	11,715	(4)	17,837	20,792	—	20,792	542	(79)	1,103	1,566
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(17)	2	498	483	—	—	3,080	(4)	3,076	3,559	—	3,559	—	—	267	267
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(555)	195	10,937	10,577	—	(300)	183,849	(12)	183,537	194,114	9,840	203,954	—	(25)	14,537	14,512
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(20)	168	222	370	—	(518)	2,442	(3)	1,921	2,291	466	2,757	—	(43)	204	161
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,149)	26,902	1,350	27,103	—	—	(17,610)	(11)	(17,621)	9,482	28,778	38,260	—	(1)	(66)	(67)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(471)	382	9,425	9,336	—	(1,118)	23,641	(10)	22,513	31,849	19,723	51,572	—	(96)	1,977	1,881
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(21,891)	54,697	304,183	336,989	1,449	(98,938)	1,216,391	(297)	1,118,605	1,455,594	101,320	1,556,914	132	(8,495)	116,801	108,438
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(1,538)	5,956	19,546	23,964	12,948	(20,656)	58,952	(365)	50,879	74,843	44,731	119,574	1,105	(1,714)	5,090	4,481
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(1,815)	219	85,400	83,804	26,195	(8,031)	(1,150)	(410)	16,604	100,408	251,788	352,196	1,498	(455)	(74)	969
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(28)	(49)	7,176	7,099	6,861	(388)	9,585	(114)	15,944	23,043	18,179	41,222	369	(27)	467	809
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(15)	7	735	727	—	—	—	(2)	(2)	725	2,276	3,001	—	—	—	—
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(95)	314	7,669	7,888	—	(516)	2,991	(3)	2,472	10,360	23,637	33,997	—	(27)	158	131
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(682)	865	28,225	28,408	662	(11,436)	(6,279)	(179)	(17,232)	11,176	95,495	106,671	38	(656)	(311)	(929)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	2,521	4,697	552	7,770	—	(29)	(5,306)	(7)	(5,342)	2,428	4,149	6,577	—	(2)	54	52
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(151)	263	4,576	4,688	—	(728)	38,578	(3)	37,847	42,535	6,190	48,725	—	(37)	1,978	1,941
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(887)	598	42,597	42,308	109,685	(15,216)	41,428	(461)	135,436	177,744	89,712	267,456	5,756	(812)	2,226	7,170
DWS Small Cap Index (AdvantEdge)	(462)	193	11,501	11,232	—	(95)	59,616	(103)	59,418	70,650	2,150	72,800	—	(13)	4,367	4,354
DWS Small Cap Index (AnnuiChoice II)	1,475	619	9,484	11,578	2,983	(1,477)	3,685	(62)	5,129	16,707	30,782	47,489	198	(114)	259	343
DWS Small Cap Index (AnnuiChoice)	872	3,934	3,926	8,732	—	(20,856)	(246)	(36)	(21,138)	(12,406)	36,487	24,081	—	(1,134)	(14)	(1,148)
DWS Small Cap Index (GrandMaster flex3)	2,808	6,395	13,585	22,788	177	(4,731)	(6,596)	(18)	(11,168)	11,620	67,568	79,188	9	(222)	(350)	(563)
DWS Small Cap Index (Grandmaster)	6,054	13,124	4,330	23,508	—	(1,715)	(12,339)	(33)	(14,087)	9,421	23,559	32,980	—	(107)	150	43
DWS Small Cap Index (IQ3)	3,614	23	24,752	28,389	—	(1,050)	(457)	(46)	(1,553)	26,836	78,764	105,600	—	(61)	(22)	(83)
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	(85)	3	3,570	3,488	—	—	74,187	(8)	74,179	77,667	—	77,667	—	—	4,720	4,720
DWS Small Cap Index (Pinnacle Plus)	12,028	25,764	60,448	98,240	2,564	(22,148)	(125,659)	(164)	(145,407)	(47,167)	329,517	282,350	122	(1,186)	(6,514)	(7,578)
DWS Small Cap Index VIP (Pinnacle IV)	11,316	42,496	30,640	84,452	1,005	(63,796)	(17,753)	(68)	(80,612)	3,840	277,786	281,626	52	(3,640)	(986)	(4,574)
DWS Small Cap Index VIP (Pinnacle V)	4,801	10,194	23,663	38,658	7,566	(9,324)	14,903	(460)	12,685	51,343	111,202	162,545	603	(806)	1,029	826
Advisor Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Pimco VIT All Asset (AdvantEdge)	8,840	(2,351)	(12,595)	(6,106)	13,279	(13,156)	(61,506)	(2,104)	(63,487)	(69,593)	379,636	310,043	1,088	(1,224)	(5,071)	(5,207)
Pimco VIT All Asset (IQ Annuity)	4,822	4,386	(11,285)	(2,077)	—	(14,352)	2,697	(107)	(11,762)	(13,839)	174,495	160,656	—	(1,156)	220	(936)
Pimco VIT All Asset (Pinnacle)	1,884	(1,025)	(3,323)	(2,464)	—	(54)	(40,069)	(50)	(40,173)	(42,637)	90,309	47,672	—	(8)	(3,351)	(3,359)
Pimco VIT All Asset (AnnuiChoice II)	11,634	8,194	(22,616)	(2,788)	5,000	(126,655)	5,404	(112)	(116,363)	(119,151)	471,046	351,895	391	(9,884)	433	(9,060)
Pimco VIT All Asset (AnnuiChoice)	1,501	335	(2,728)	(892)	15,000	(44,306)	(1,024)	(32)	(30,362)	(31,254)	49,730	18,476	1,170	(3,534)	(79)	(2,443)
Pimco VIT All Asset (GrandMaster flex3)	6,308	2,434	(14,689)	(5,947)	—	(9,608)	(50,223)	(114)	(59,945)	(65,892)	261,065	195,173	—	(795)	(4,289)	(5,084)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT All Asset (Grandmaster)	$22,025	$(20,914)	$(49,125)	$(48,014)	$—	$(26,806)	$(833,457)	$(58)	$(860,321)	$(908,335)	$1,364,221	$455,886	—	(2,136)	(69,980)	(72,116)
Pimco VIT All Asset (Pinnacle IV)	42,385	(12,074)	(66,448)	(36,137)	—	(159,911)	(353,952)	(156)	(514,019)	(550,156)	1,840,479	1,290,323	—	(12,795)	(29,623)	(42,418)
Pimco VIT All Asset (Pinnacle Plus)	7,193	2,679	(14,310)	(4,438)	62	(41,642)	20,198	(247)	(21,629)	(26,067)	270,794	244,727	5	(3,449)	1,644	(1,800)
Pimco VIT All Asset (Pinnacle V)	15,663	(315)	(27,243)	(11,895)	11,650	(49,825)	(6,279)	(1,036)	(45,490)	(57,385)	549,642	492,257	943	(4,160)	(800)	(4,017)
Pimco VIT Commodity Real Return (Pinnacle)	205	(23,860)	(312)	(23,967)	45	(2,984)	(81,509)	(83)	(84,531)	(108,498)	233,711	125,213	6	(427)	(10,583)	(11,004)
Pimco VIT Commodity Real Return (Pinnacle IV)	1,423	(122,088)	69,954	(50,711)	120	(41,089)	(511,240)	(202)	(552,411)	(603,122)	724,398	121,276	17	(5,569)	(69,461)	(75,013)
Pimco VIT Commodity Real Return (Pinnacle V)	1,120	(80,201)	(104,632)	(183,713)	29,758	(51,835)	(132,441)	(2,301)	(156,819)	(340,532)	1,228,489	887,957	4,212	(7,566)	(18,859)	(22,213)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	62	(11,002)	(75,544)	(86,484)	25,914	(25,654)	82,548	(3,353)	79,455	(7,029)	497,417	490,388	3,644	(4,285)	11,965	11,324
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	639	(3,135)	(20,074)	(22,570)	5,289	(4,559)	(141)	(281)	308	(22,262)	151,051	128,789	793	(671)	97	219
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(12)	(5,323)	5,212	(123)	—	(538)	(37,580)	(5)	(38,123)	(38,246)	38,731	485	—	(72)	(4,793)	(4,865)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	463	(18,178)	(11,479)	(29,194)	124	(28,285)	(19,084)	(88)	(47,333)	(76,527)	231,263	154,736	17	(3,764)	(2,391)	(6,138)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(456)	(16,303)	(32,392)	(49,151)	1,107	(55,317)	26,563	(141)	(27,788)	(76,939)	319,907	242,968	144	(8,301)	4,142	(4,015)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	60	(7,313)	(2,443)	(9,696)	—	(459)	(33,521)	(48)	(34,028)	(43,724)	83,826	40,102	—	(70)	(4,650)	(4,720)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	342	(46,226)	7,546	(38,338)	62	(92,933)	(130,127)	(184)	(223,182)	(261,520)	414,340	152,820	9	(12,912)	(17,646)	(30,549)
Pimco VIT Low Duration (AnnuiChoice II)	220	163	(1,920)	(1,537)	—	(3,407)	2,823	(27)	(611)	(2,148)	111,534	109,386	—	(296)	244	(52)
Pimco VIT Low Duration (AnnuiChoice)	69	28	(340)	(243)	—	—	877	(10)	867	624	19,351	19,975	—	(1)	75	74
Pimco VIT Low Duration (GrandMaster flex3)	(171)	3,864	(7,041)	(3,348)	—	(67,937)	(28,125)	(96)	(96,158)	(99,506)	187,792	88,286	—	(5,940)	(2,520)	(8,460)
Pimco VIT Low Duration (Grandmaster)	(66)	51	(1,289)	(1,304)	—	(372)	74,053	(39)	73,642	72,338	66,924	139,262	—	(36)	6,419	6,383
Pimco VIT Low Duration (IQ Annuity)	(662)	1,730	(12,333)	(11,265)	3,747	(28,818)	(17)	(66)	(25,154)	(36,419)	685,843	649,424	331	(2,732)	224	(2,177)
Pimco VIT Low Duration (Pinnacle)	—	834	(1,366)	(532)	—	(16,699)	2,148	(38)	(14,589)	(15,121)	44,977	29,856	—	(1,438)	185	(1,253)
Pimco VIT Low Duration (Pinnacle IV)	(724)	3,330	(16,248)	(13,642)	640	(229,302)	197,086	(118)	(31,694)	(45,336)	766,827	721,491	55	(20,025)	17,122	(2,848)
Pimco VIT Low Duration (AdvantEdge)	(851)	2,670	(11,592)	(9,773)	1,000	(33,033)	(149,815)	(312)	(182,160)	(191,933)	524,548	332,615	87	(2,950)	(13,283)	(16,146)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	—	—	(8)	(8)	—	—	2,061	—	2,061	2,053	—	2,053	—	—	201	201
Pimco VIT Low Duration (Pinnacle Plus)	(1,441)	3,942	(11,330)	(8,829)	331	(100,238)	111,679	(351)	11,421	2,592	423,059	425,651	29	(8,861)	9,773	941
Pimco VIT Low Duration (Pinnacle V)	(2,219)	3,284	(18,549)	(17,484)	8,687	(121,748)	242,248	(300)	128,887	111,403	871,506	982,909	765	(10,755)	21,195	11,205
Pimco VIT Real Return (Pinnacle IV)	2,714	8,191	(94,310)	(83,405)	—	(191,365)	(144,988)	(183)	(336,536)	(419,941)	934,113	514,172	—	(15,533)	(12,068)	(27,601)
Pimco VIT Real Return (AdvantEdge)	(1,035)	(3,682)	(13,133)	(17,850)	3,200	(3,872)	(137,125)	(264)	(138,061)	(155,911)	206,017	50,106	251	(348)	(11,517)	(11,614)
Pimco VIT Real Return (AnnuiChoice II)	2,195	(2,872)	(24,972)	(25,649)	—	(63,388)	(26,503)	(172)	(90,063)	(115,712)	306,053	190,341	—	(4,995)	(2,110)	(7,105)
Pimco VIT Real Return (AnnuiChoice)	(97)	(3,025)	(30,138)	(33,260)	—	(310,538)	(1,988)	(365)	(312,891)	(346,151)	450,765	104,614	—	(24,985)	(151)	(25,136)
Pimco VIT Real Return (GrandMaster flex3)	217	1,223	(7,964)	(6,524)	—	(3,599)	(16,153)	(73)	(19,825)	(26,349)	68,762	42,413	—	(310)	(1,331)	(1,641)
Pimco VIT Real Return (Grandmaster)	963	(773)	(23,942)	(23,752)	1,500	(69,150)	(24,175)	(46)	(91,871)	(115,623)	241,353	125,730	120	(5,871)	(1,957)	(7,708)
Pimco VIT Real Return (IQ Annuity)	2,918	1,884	(33,124)	(28,322)	3,747	(9,784)	6,100	(19)	44	(28,278)	275,541	247,263	320	(756)	521	85
Pimco VIT Real Return (Pinnacle)	343	(243)	(18,292)	(18,192)	105	(61,067)	(33,419)	(92)	(94,473)	(112,665)	205,907	93,242	8	(4,999)	(2,784)	(7,775)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	147	(226)	(304)	(383)	34,561	(19,989)	(7,155)	(3)	7,414	7,031	—	7,031	—	—	690	690
Pimco VIT Real Return (Pinnacle Plus)	(3,093)	(41,111)	(30,235)	(74,439)	331	(112,669)	(1,441,207)	(242)	(1,553,787)	(1,628,226)	2,057,804	429,578	27	(9,357)	(113,013)	(122,343)
Pimco VIT Real Return (Pinnacle V)	8,851	20,977	(175,837)	(146,009)	50,476	(149,516)	(78,798)	(805)	(178,643)	(324,652)	1,475,189	1,150,537	3,927	(12,102)	(6,249)	(14,424)
Pimco VIT Total Return (Pinnacle V)	126,024	20,482	(458,818)	(312,312)	1,341,948	(693,465)	308,408	(31,050)	925,841	613,529	8,353,720	8,967,249	103,463	(55,898)	23,696	71,261
Pimco VIT Total Return (AdvantEdge)	72,720	3,221	(248,437)	(172,496)	714,319	(155,811)	479,003	(32,204)	1,005,307	832,811	4,559,004	5,391,815	55,694	(14,577)	37,080	78,197
Pimco VIT Total Return (AnnuiChoice II)	20,007	28,531	(75,628)	(27,090)	274,711	(549,148)	242,713	(4,617)	(36,341)	(63,431)	1,214,919	1,151,488	20,700	(40,776)	18,188	(1,888)
Pimco VIT Total Return (AnnuiChoice)	5,937	1,796	(18,617)	(10,884)	15,000	(112,045)	(15,837)	(353)	(113,235)	(124,119)	383,021	258,902	1,115	(8,559)	(1,186)	(8,630)
Pimco VIT Total Return (GrandMaster flex3)	8,029	6,657	(34,978)	(20,292)	—	(87,967)	3,692	(279)	(84,554)	(104,846)	663,800	558,954	—	(6,786)	364	(6,422)
Pimco VIT Total Return (Grandmaster)	15,943	6,148	(58,721)	(36,630)	2,700	(66,547)	(5,523)	(239)	(69,609)	(106,239)	1,063,240	957,001	206	(5,394)	(315)	(5,503)
Pimco VIT Total Return (IQ Annuity)	14,444	3,825	(54,480)	(36,211)	14,458	(105,011)	32,183	(362)	(58,732)	(94,943)	1,056,319	961,376	1,138	(8,404)	2,684	(4,582)
Pimco VIT Total Return (Pinnacle)	12,623	4,712	(46,692)	(29,357)	—	(59,050)	(110,892)	(91)	(170,033)	(199,390)	945,431	746,041	—	(4,570)	(8,536)	(13,106)
Pimco VIT Total Return (Pinnacle IV)	14,113	(3,068)	(54,178)	(43,133)	1,050	(229,036)	(205,362)	(338)	(433,686)	(476,819)	1,322,062	845,243	79	(17,456)	(16,079)	(33,456)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	1,011	(697)	(1,316)	(1,002)	36,629	(21,905)	82,152	(36)	96,840	95,838	13,096	108,934	—	—	9,163	9,163
Pimco VIT Total Return (Pinnacle Plus)	13,572	13,967	(83,634)	(56,095)	15,113	(209,421)	(1,185,559)	(859)	(1,380,726)	(1,436,821)	2,470,806	1,033,985	1,190	(16,525)	(91,950)	(107,285)
Investor Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Guggenheim VT Global Managed Future Strategy (Pinnacle)	(25)	(351)	343	(33)	—	(60)	(3,833)	(1)	(3,894)	(3,927)	5,676	1,749	—	(9)	(574)	(583)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	(313)	(1,977)	1,943	(347)	—	(5,219)	(1,970)	(9)	(7,198)	(7,545)	12,668	5,123	—	(796)	(332)	(1,128)
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	(2,235)	(6,975)	10,497	1,287	16,786	(9,979)	(15,830)	(432)	(9,455)	(8,168)	147,537	139,369	2,540	(1,586)	(2,377)	(1,423)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(2,160)	(1,601)	5,374	1,613	10,515	(5,710)	8,291	(610)	12,486	14,099	126,634	140,733	1,606	(972)	1,274	1,908
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(179)	(157)	670	334	2,100	(393)	1,364	(126)	2,945	3,279	14,991	18,270	315	(78)	206	443
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(71)	(48)	232	113	—	—	(118)	(2)	(120)	(7)	7,275	7,268	—	—	(17)	(17)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	(1)	(4)	6	1	—	—	—	(7)	(7)	(6)	145	139	—	(1)	—	(1)
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	(158)	(23)	322	141	—	(100)	(5)	—	(105)	36	11,855	11,891	—	(15)	(1)	(16)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	$(476)	$(6,855)	$7,380	$49	$—	$(13,669)	$(12,903)	$(11)	$(26,583)	$(26,534)	$51,900	$25,366	—	(2,049)	(1,959)	(4,008)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,327)	4,415	(2,073)	15	10,141	(33,804)	41,973	(766)	17,544	17,559	136,577	154,136	1,202	(4,035)	4,886	2,053
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,143)	99	1,575	531	2,139	(404)	(883)	(186)	666	1,197	99,162	100,359	245	(67)	(96)	82
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(1,613)	1,865	1,171	1,423	—	(104,150)	—	(207)	(104,357)	(102,934)	204,293	101,359	—	(11,955)	—	(11,955)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(293)	2,129	(1,716)	120	—	(18,558)	—	(20)	(18,578)	(18,458)	35,120	16,662	—	(2,188)	—	(2,188)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(1,350)	857	694	201	—	(29,215)	—	(43)	(29,258)	(29,057)	99,939	70,882	—	(3,433)	—	(3,433)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(1,095)	515	712	132	—	(2,072)	(484)	(57)	(2,613)	(2,481)	75,437	72,956	—	(252)	(56)	(308)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(2,176)	2,259	362	445	—	(16,546)	—	(8)	(16,554)	(16,109)	164,608	148,499	—	(1,939)	—	(1,939)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(910)	264	690	44	—	(11,092)	—	(25)	(11,117)	(11,073)	64,042	52,969	—	(1,299)	—	(1,299)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(3,251)	2,712	94	(445)	456	(31,009)	(34,176)	(78)	(64,807)	(65,252)	212,570	147,318	55	(3,708)	(4,114)	(7,767)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(3,537)	9,050	(7,181)	(1,668)	—	(27,142)	(6,281)	(332)	(33,755)	(35,423)	205,164	169,741	—	(3,209)	(949)	(4,158)
Guggenheim VT Long Short Equity (AdvantEdge)	(919)	(888)	10,603	8,796	10,141	(8,807)	30,051	(131)	31,254	40,050	37,386	77,436	1,078	(953)	3,320	3,445
Guggenheim VT Long Short Equity (AnnuiChoice II)	(523)	(227)	7,549	6,799	—	(1,036)	(102)	(119)	(1,257)	5,542	42,794	48,336	—	(122)	(10)	(132)
Guggenheim VT Long Short Equity (AnnuiChoice)	(4)	1	72	69	—	—	—	(1)	(1)	68	425	493	—	—	—	—
Guggenheim VT Long Short Equity (GrandMaster flex3)	(29)	3	295	269	—	—	—	(5)	(5)	264	1,731	1,995	—	(1)	—	(1)
Guggenheim VT Long Short Equity (Grandmaster)	(5)	30	36	61	—	(176)	(618)	(3)	(797)	(736)	736	—	—	(20)	(67)	(87)
Guggenheim VT Long Short Equity (Pinnacle)	(75)	71	817	813	—	—	351	(9)	342	1,155	4,963	6,118	—	(1)	39	38
Guggenheim VT Long Short Equity (Pinnacle IV)	(195)	279	1,842	1,926	—	(2,215)	3,229	(32)	982	2,908	12,666	15,574	—	(248)	339	91
Guggenheim VT Long Short Equity (Pinnacle Plus)	(804)	865	6,581	6,642	—	(838)	(16,450)	(12)	(17,300)	(10,658)	49,471	38,813	—	(97)	(1,807)	(1,904)
Guggenheim VT Long Short Equity (Pinnacle V)	(621)	4,170	1,986	5,535	1,000	(13,878)	(4,437)	(34)	(17,349)	(11,814)	40,994	29,180	106	(1,515)	(420)	(1,829)
ETF Shares:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Core Total US Bond Market ETF (Varoom ®)	91	142	(983)	(750)	—	(725)	43	—	(682)	(1,432)	18,549	17,117	—	(28)	—	(28)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(124)	39	(1,630)	(1,715)	—	—	3,465	—	3,465	1,750	36,078	37,828	—	—	133	133
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	(1)	(4)	—	(5)	—	(9,468)	9,473	—	5	—	—	—	—	(379)	379	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(1,848)	794	(12,994)	(14,048)	184,822	(13,575)	30,935	—	202,182	188,134	197,220	385,354	7,446	(552)	1,248	8,142
iShares Barclays Intermediate Credit Bond ETF (Varoom)	14	233	(307)	(60)	—	—	(126)	—	(126)	(186)	186	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	7	34	(379)	(338)	—	—	1,783	—	1,783	1,445	10,716	12,161	—	—	67	67
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	111	—	(579)	(468)	21,655	(9,460)	9,466	—	21,661	21,193	—	21,193	816	(362)	362	816
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(456)	310	(4,918)	(5,064)	154,968	(3,058)	49,924	—	201,834	196,770	81,948	278,718	5,992	(119)	1,943	7,816
iShares Barclays TIPS Bond ETF (Varoom)	5	254	(442)	(183)	—	—	(141)	—	(141)	(324)	324	—	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(271)	40	(1,757)	(1,988)	—	—	3,105	—	3,105	1,117	16,867	17,984	—	—	115	115
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(103)	(2)	(1,202)	(1,307)	—	—	—	—	—	(1,307)	12,844	11,537	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(1,432)	(12)	(8,884)	(10,328)	21,101	(4,331)	16,330	—	33,100	22,772	67,806	90,578	825	(183)	676	1,318
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	357	444	(499)	302	—	(334)	(199)	—	(533)	(231)	6,875	6,644	—	(11)	—	(11)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,417	439	(571)	1,285	5,220	(1,530)	2,729	—	6,419	7,704	33,870	41,574	185	(53)	96	228
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	1,882	204	(1,052)	1,034	72,126	(9,638)	9,641	—	72,129	73,163	—	73,163	2,493	(329)	329	2,493
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	2,471	3,239	(3,101)	2,609	37,278	(1,536)	(845)	—	34,897	37,506	51,929	89,435	1,326	(54)	(24)	1,248
iShares S&P 500 Growth Index ETF (Varoom)	(29)	700	6,596	7,267	—	—	(355)	—	(355)	6,912	22,629	29,541	—	—	—	—
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(1,134)	5,216	33,995	38,077	5,900	(2,705)	(13,657)	—	(10,462)	27,615	129,508	157,123	195	(84)	(411)	(300)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(89)	395	2,045	2,351	—	—	(1,342)	—	(1,342)	1,009	8,443	9,452	—	—	(41)	(41)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(44)	55	5,938	5,949	24,009	—	—	—	24,009	29,958	—	29,958	819	—	—	819
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(1,425)	2,557	73,024	74,156	433,908	(1,014)	113,689	—	546,583	620,739	43,642	664,381	13,357	(30)	3,521	16,848
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(41)	93	1,639	1,691	13,156	—	(498)	—	12,658	14,349	—	14,349	414	—	(15)	399
iShares Core S&P 500 Index ETF (Varoom)	456	613	13,302	14,371	—	(35,814)	36,303	—	489	14,860	44,097	58,957	—	(1,197)	1,154	(43)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(4,078)	39,302	223,463	258,687	20,299	(20,943)	(134,403)	—	(135,047)	123,640	934,723	1,058,363	657	(648)	(4,248)	(4,239)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(260)	3,071	7,647	10,458	—	(4,670)	(5,667)	—	(10,337)	121	38,943	39,064	—	(138)	(176)	(314)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	281	2,532	23,397	26,210	61,120	(249,282)	318,425	—	130,263	156,473	22,117	178,590	1,875	(7,133)	9,273	4,015
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(45,286)	207,365	1,714,802	1,876,881	6,122,941	(205,304)	(181,478)	—	5,736,159	7,613,040	4,141,369	11,754,409	185,602	(6,112)	(5,741)	173,749
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(1,712)	17,098	76,521	91,907	384,427	(4,379)	(22,279)	—	357,769	449,676	164,608	614,284	11,780	(126)	(691)	10,963
iShares S&P 500 Value Index ETF (Varoom)	3	808	(364)	447	—	—	(714)	—	(714)	(267)	267	—	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(74)	1,167	10,064	11,157	—	—	(4,621)	—	(4,621)	6,536	41,190	47,726	—	—	(145)	(145)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(36)	493	1,800	2,257	—	—	(1,584)	—	(1,584)	673	8,665	9,338	—	—	(50)	(50)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	173	825	4,177	5,175	9,567	(4,825)	29,366	—	34,108	39,283	—	39,283	280	(133)	890	1,037
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(598)	8,797	40,675	48,874	35,694	(17,050)	13,813	—	32,457	81,331	155,447	236,778	1,097	(468)	372	1,001
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(298)	3,132	11,643	14,477	13,993	(1,242)	(3,893)	—	8,858	23,335	47,036	70,371	420	(36)	(111)	273
iShares Core S&P MidCap Index ETF (Varoom)	(91)	659	8,283	8,851	—	(8,616)	8,106	—	(510)	8,341	26,966	35,307	—	(295)	295	—

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	$(2,894)	$11,484	$70,557	$79,147	$6,550	$(5,911)	$(46,922)	$—	$(46,283)	$32,864	$281,441	$314,305	216	(186)	(1,517)	(1,487)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,076)	4,715	20,614	24,253	10,441	(3,108)	(13,705)	—	(6,372)	17,881	79,018	96,899	358	(93)	(435)	(170)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(113)	2,011	5,854	7,752	22,096	(72,147)	95,383	—	45,332	53,084	4,057	57,141	663	(2,033)	2,745	1,375
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(25,800)	58,119	465,457	497,776	1,648,717	(55,763)	(49,039)	—	1,543,915	2,041,691	1,105,426	3,147,117	49,244	(1,627)	(1,704)	45,913
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(1,437)	8,701	21,462	28,726	117,384	(3,436)	(2,641)	—	111,307	140,033	44,775	184,808	3,591	(98)	(73)	3,420
iShares Core S&P Small Cap Index ETF (Varoom)	(139)	793	7,421	8,075	—	(4,293)	3,710	—	(583)	7,492	19,332	26,824	—	(147)	147	—
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,886)	9,612	41,239	48,965	3,275	(2,981)	(32,909)	—	(32,615)	16,350	141,267	157,617	107	(91)	(1,017)	(1,001)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(651)	2,456	12,835	14,640	5,220	—	(9,060)	—	(3,840)	10,800	37,518	48,318	180	—	(274)	(94)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(127)	329	5,864	6,066	15,053	(31,698)	43,322	—	26,677	32,743	2,022	34,765	441	(853)	1,207	795
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(18,099)	40,417	298,395	320,713	825,148	(28,051)	(92,028)	—	705,069	1,025,782	555,639	1,581,421	24,056	(793)	(2,749)	20,514
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(1,084)	6,368	17,985	23,269	84,754	(3,456)	(2,735)	—	78,563	101,832	23,024	124,856	2,544	(94)	(91)	2,359
iShares S&P Citigroup International Treasury Bond (Varoom)	(5)	33	(506)	(478)	—	(4,245)	4,333	—	88	(390)	12,704	12,314	—	(160)	160	—
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(829)	263	(3,908)	(4,474)	3,275	(2,945)	18,860	—	19,190	14,716	138,506	153,222	129	(117)	753	765
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(68)	100	(379)	(347)	—	(3,019)	1,215	—	(1,804)	(2,151)	9,392	7,241	—	(120)	48	(72)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	6	(20)	40	26	7,043	(30,244)	29,709	—	6,508	6,534	1,990	8,524	274	(1,174)	1,156	256
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(8,270)	2,418	(4,693)	(10,545)	823,123	(26,646)	197,215	—	993,692	983,147	542,812	1,525,959	32,682	(1,052)	7,843	39,473
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(30)	(2)	31	(1)	2,492	—	126	—	2,618	2,617	—	2,617	99	—	5	104
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	29	785	1,340	2,154	—	(378)	(414)	—	(792)	1,362	6,873	8,235	—	(12)	—	(12)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,591)	9,666	55,118	63,193	20,881	(3,099)	(30,593)	—	(12,811)	50,382	239,469	289,851	704	(93)	(960)	(349)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	225	4,068	14,794	19,087	105,143	(19,546)	19,495	—	105,092	124,179	6,669	130,848	3,495	(579)	577	3,493
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(2,466)	19,562	69,925	87,021	289,475	(15,622)	(32,655)	—	241,198	328,219	222,012	550,231	9,341	(476)	(997)	7,868
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	198	(239)	(1,722)	(1,763)	—	—	179	—	179	(1,584)	24,098	22,514	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	90	(60)	(4,802)	(4,772)	5,220	—	6,905	—	12,125	7,353	64,221	71,574	223	—	325	548
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	930	66	(1,474)	(478)	75,107	—	—	—	75,107	74,629	7,152	81,781	2,869	—	—	2,869
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	573	298	(685)	186	62,969	(1,586)	5,568	—	66,951	67,137	22,243	89,380	2,507	(60)	228	2,675
Vanguard Tax-Managed International ETF (Varoom)	223	222	3,234	3,679	—	(4,295)	3,980	—	(315)	3,364	17,743	21,107	—	(166)	166	—
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	618	1,930	23,854	26,402	3,275	(2,956)	(13,575)	—	(13,256)	13,146	143,562	156,708	126	(110)	(504)	(488)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	8	361	934	1,303	—	(1,542)	(760)	—	(2,302)	(999)	7,672	6,673	—	(55)	(28)	(83)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	40	189	523	752	7,043	(30,359)	28,238	—	4,922	5,674	2,070	7,744	227	(947)	874	154
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	3,640	23,231	162,925	189,796	823,145	(27,536)	18,214	—	813,823	1,003,619	562,968	1,566,587	26,888	(876)	632	26,644
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	126	351	3,453	3,930	31,353	—	1,592	—	32,945	36,875	3,848	40,723	1,029	—	50	1,079
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	402	308	(1,551)	(841)	—	(769)	(17)	—	(786)	(1,627)	19,818	18,191	—	(27)	—	(27)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	370	64	(1,752)	(1,318)	—	—	2,472	—	2,472	1,154	27,619	28,773	—	—	88	88
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	428	(3)	(1,164)	(739)	—	—	24,547	—	24,547	23,808	—	23,808	—	—	897	897
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	93	7	(556)	(456)	2,045	(2,164)	1,244	—	1,125	669	7,856	8,525	75	(82)	47	40
Vanguard Large-Cap Index ETF (Varoom)	26	832	1,624	2,482	—	(390)	(420)	—	(810)	1,672	6,997	8,669	—	(12)	—	(12)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(864)	5,564	29,324	34,024	15,661	(3,112)	(15,034)	—	(2,485)	31,539	108,709	140,248	535	(92)	(467)	(24)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	35	1,129	536	1,700	12,668	(19,565)	19,561	—	12,664	14,364	—	14,364	385	(550)	549	384
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(1,170)	11,565	31,301	41,696	107,248	(9,407)	(22,586)	—	75,255	116,951	99,338	216,289	3,309	(275)	(647)	2,387
Vanguard Mega Cap Index ETF (Varoom)	91	1,356	5,641	7,088	—	(1,129)	(413)	—	(1,542)	5,546	22,219	27,765	—	(31)	—	(31)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(67)	456	2,756	3,145	—	—	(1,543)	—	(1,543)	1,602	11,332	12,934	—	—	(47)	(47)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(232)	998	8,768	9,534	13,730	(848)	(3,833)	—	9,049	18,583	29,399	47,982	413	(24)	(116)	273
Vanguard REIT Index ETF (Varoom)	19	880	(652)	247	—	—	(726)	—	(726)	(479)	479	—	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)	606	866	(1,590)	(118)	5,220	—	1,467	—	6,687	6,569	34,003	40,572	162	—	52	214
Vanguard REIT Index ETF (Varoom GLWB 3)	372	135	(724)	(217)	10,827	—	1,447	—	12,274	12,057	6,364	18,421	349	—	44	393
Vanguard REIT Index ETF (Varoom GLWB 5)	1,954	1,524	(9,488)	(6,010)	90,784	(242)	13,748	—	104,290	98,280	37,890	136,170	2,826	(8)	460	3,278
Vanguard Total Bond Market Index ETF (Varoom)	179	202	(1,204)	(823)	—	(29,519)	29,554	—	35	(788)	19,494	18,706	—	(1,093)	1,093	—
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	3,403	5,474	(54,736)	(45,859)	22,924	(20,512)	141,963	—	144,375	98,516	964,220	1,062,736	864	(792)	5,464	5,536
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	590	921	(19,797)	(18,286)	36,542	(10,617)	56,145	—	82,070	63,784	334,746	398,530	1,382	(410)	2,151	3,123
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	1,238	(432)	(7,718)	(6,912)	121,427	(223,232)	305,479	—	203,674	196,762	13,852	210,614	4,760	(8,978)	12,231	8,013
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	28,484	7,938	(321,109)	(284,687)	5,757,770	(186,734)	1,547,981	—	7,119,017	6,834,330	3,767,173	10,601,503	233,009	(7,561)	63,219	288,667
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(37)	1,147	(21,340)	(20,230)	363,834	(10,730)	54,865	—	407,969	387,739	246,507	634,246	14,744	(437)	2,224	16,531
Vanguard VI Money Market (Varoom GLWB 3)	(453)	—	—	(453)	—	—	—	—	—	(453)	25,141	24,688	—	—	—	—
Vanguard VI Money Market (Varoom GLWB 5)	(68)	—	—	(68)	—	(1,520)	1,292	—	(228)	(296)	2,126	1,830	—	(159)	134	(25)
Vanguard Short Term Bond ETF (Varoom)	(7)	27	(46)	(26)	—	—	(2,234)	—	(2,234)	(2,260)	2,260	—	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(188)	(4)	(974)	(1,166)	72,126	—	—	—	72,126	70,960	—	70,960	2,892	—	—	2,892
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(243)	4	(252)	(491)	—	—	1,545	—	1,545	1,054	18,127	19,181	—	—	63	63

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2014

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (“the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”),  a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 684 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business  the Company may conduct.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2014. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2014 and the cost of investments held at December 31, 2014, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$9,189	$142,254	$341,258
Touchstone Aggressive ETF (AnnuiChoice ®)	9,579	274,085	378,035
Touchstone Aggressive ETF (AnnuiChoice II)	45,880	241,469	479,810
Touchstone Aggressive ETF (GrandMaster flex3)	42,713	177,517	1,170,066
Touchstone Aggressive ETF (Grandmaster)	7,023	17,563	275,175
Touchstone Aggressive ETF (IQ Annuity)	25,127	98,704	796,312
Touchstone Aggressive ETF (Pinnacle)	19,465	112,083	734,715
Touchstone Aggressive ETF (Pinnacle IV)	28,320	801,795	1,110,388
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	35,117	8,575	36,027
Touchstone Aggressive ETF (Pinnacle Plus)	102,901	108,395	328,788
Touchstone Aggressive ETF (Pinnacle V)	45,371	290,485	742,140
Touchstone Baron Small Cap Growth (Pinnacle)	381,070	422,748	2,144,286
Touchstone Baron Small Cap Growth (Pinnacle IV)	1,284,333	817,794	2,445,188
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	609	191	15,131
Touchstone Baron Small Cap Growth (Pinnacle V)	725,487	641,663	2,206,556
Touchstone Baron Small Cap Growth (AdvantEdge)	223,620	420,224	500,783
Touchstone Baron Small Cap Growth (AnnuiChoice II)	290,041	442,775	561,790
Touchstone Baron Small Cap Growth (AnnuiChoice)	1,993	53,937	53,581
Touchstone Baron Small Cap Growth (GrandMaster flex3)	44,981	68,683	334,407
Touchstone Baron Small Cap Growth (Grandmaster)	1,225,960	410,552	1,395,296
Touchstone Baron Small Cap Growth (IQ Annuity)	59,820	141,413	1,012,130
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	129,668	19,618	116,215
Touchstone Baron Small Cap Growth (Pinnacle Plus)	560,449	643,245	758,371
Touchstone Conservative ETF (AdvantEdge)	11,479	146,954	223,821
Touchstone Conservative ETF (AnnuiChoice II)	20,627	41,814	364,139
Touchstone Conservative ETF (AnnuiChoice)	5,322	3,499	11,414
Touchstone Conservative ETF (GrandMaster flex3)	163,539	256,708	646,060
Touchstone Conservative ETF (Grandmaster)	11,519	14,482	171,914
Touchstone Conservative ETF (IQ Annuity)	107,179	395,642	1,163,192
Touchstone Conservative ETF (Pinnacle)	32,045	63,968	412,816
Touchstone Conservative ETF (Pinnacle IV)	378,411	1,332,277	1,755,208
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	271,068	194,268	78,986
Touchstone Conservative ETF (Pinnacle Plus)	264,785	1,439,180	616,578
Touchstone Conservative ETF Fund (Pinnacle V)	1,042,253	814,615	3,788,340
Touchstone Active Bond (AdvantEdge)	21,852	6,549	225,843
Touchstone Active Bond (AnnuiChoice II)	19,184	9,346	92,897
Touchstone Active Bond (AnnuiChoice)	5,983	14,986	245,581
Touchstone Active Bond (GrandMaster flex3)	1,291	29,284	53,859
Touchstone Active Bond (Grandmaster)	3,902	14,473	162,803
Touchstone Active Bond (IQ Annuity)	1,879	22,355	77,517

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Active Bond (Pinnacle)	$9,808	$47,621	$132,603
Touchstone Active Bond (Pinnacle IV)	19,045	320,385	714,839
Touchstone Active Bond (Pinnacle II Reduced M&E)	243	876	9,322
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	29,474	75,687	27,794
Touchstone Active Bond (Pinnacle Plus)	14,516	75,350	100,921
Touchstone Active Bond (PinnacleV)	331,004	89,286	1,153,883
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	4,906	9,145	138,942
Touchstone GMAB Aggressive ETF (Pinnacle IV)	8,311	66,972	258,546
Touchstone GMAB Aggressive ETF (Pinnacle V)	7,424	76,326	214,623
Touchstone GMAB Conservative ETF (Pinnacle IV)	6,336	3,530	116,975
Touchstone GMAB Conservative ETF (Pinnacle V)	19,556	9,418	360,463
Touchstone GMAB Moderate ETF (Pinnacle IV)	24,309	1,690,189	892,640
Touchstone GMAB Moderate ETF(Pinnacle V)	26,629	163,861	1,079,160
Touchstone High Yield (AdvantEdge)	2,589	1,903	33,894
Touchstone High Yield (AnnuiChoice II)	17,106	1,453	33,459
Touchstone High Yield (AnnuiChoice)	7,977	22,114	102,125
Touchstone High Yield (GrandMaster flex3)	17,808	49,332	158,560
Touchstone High Yield (Grandmaster)	8,364	18,470	8,572
Touchstone High Yield (IQ Annuity)	16,603	101,269	149,820
Touchstone High Yield (Pinnacle)	87,383	183,225	374,691
Touchstone High Yield (Pinnacle IV)	162,327	686,083	1,108,210
Touchstone High Yield (Pinnacle II Reduced M&E)	379	375	4,835
Touchstone High Yield (Pinnacle Plus Reduced M&E)	80,697	35,956	62,185
Touchstone High Yield (Pinnacle Plus)	274,140	175,909	510,472
Touchstone High Yield (PinnacleV)	149,650	211,402	460,770
Touchstone Large Cap Core Equity (AdvantEdge)	19,023	19,389	119,931
Touchstone Large Cap Core Equity (AnnuiChoice II)	65,699	38,302	141,849
Touchstone Large Cap Core Equity (AnnuiChoice)	347	9,529	21,105
Touchstone Large Cap Core Equity (GrandMaster flex3)	1,294	25,718	23,580
Touchstone Large Cap Core Equity (Grandmaster)	24,673	4,914	55,064
Touchstone Large Cap Core Equity (IQ Annuity)	5,644	11,044	284,556
Touchstone Large Cap Core Equity (Pinnacle)	25,960	380,345	913,944
Touchstone Large Cap Core Equity (Pinnacle IV)	14,296	116,529	459,281
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	522	572	36,464
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	106,133	56,301	127,554
Touchstone Large Cap Core Equity (Pinnacle Plus)	2,113	151,539	116,718
Touchstone Large Cap Core Equity (PinnacleV)	173,415	227,992	479,154
Touchstone Mid Cap Growth (AdvantEdge)	7,000	8,949	44,061
Touchstone Mid Cap Growth (AnnuiChoice II)	68,893	99,906	120,467
Touchstone Mid Cap Growth (AnnuiChoice)	18,152	8,983	88,450
Touchstone Mid Cap Growth (GrandMaster flex3)	31,147	60,705	124,656
Touchstone Mid Cap Growth (Grandmaster)	367,535	643,382	164,066
Touchstone Mid Cap Growth (IQ Annuity)	44,221	16,019	236,722
Touchstone Mid Cap Growth (Pinnacle)	112,324	206,572	290,148
Touchstone Mid Cap Growth (Pinnacle IV)	614,705	735,691	909,692
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	378,650	97,920	401,505
Touchstone Mid Cap Growth (Pinnacle Plus)	420,402	2,277,815	314,553

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Mid Cap Growth (PinnacleV)	$164,199	$265,041	$185,275
Touchstone Moderate ETF (AdvantEdge)	55,901	106,501	879,885
Touchstone Moderate ETF (AnnuiChoice II)	22,281	31,996	656,674
Touchstone Moderate ETF (AnnuiChoice)	15,763	185,321	185,551
Touchstone Moderate ETF (GrandMaster flex3)	25,394	175,264	648,199
Touchstone Moderate ETF (Grandmaster)	42,742	4,402	133,231
Touchstone Moderate ETF (IQ Annuity)	24,612	131,415	890,325
Touchstone Moderate ETF (Pinnacle)	21,021	105,844	405,525
Touchstone Moderate ETF (Pinnacle IV)	45,083	1,304,447	1,651,225
Touchstone Moderate ETF (Pinnacle II Reduced M&E)	205	1,438	10,297
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	327,106	57,937	415,286
Touchstone Moderate ETF (Pinnacle Plus)	160,327	829,142	1,109,901
Touchstone Moderate ETF (Pinnacle V)	232,723	672,531	1,448,404
Touchstone Money Market (AdvantEdge)	1,692,180	2,097,079	1,451,919
Touchstone Money Market (AnnuiChoice II)	206,863	347,575	385,715
Touchstone Money Market (AnnuiChoice)	316,549	301,402	435,656
Touchstone Money Market (GrandMaster flex3)	1,388,532	169,749	1,585,223
Touchstone Money Market (Grandmaster)	596,714	539,688	2,004,076
Touchstone Money Market (IQ3)	6,481,671	756,196	7,135,547
Touchstone Money Market (Pinnacle)	1,335,729	1,832,079	1,355,286
Touchstone Money Market (Pinnacle IV)	272,127	2,080,210	1,703,879
Touchstone Money Market (Pinnacle II Reduced M&E)	335	328	28,457
Touchstone Money Market (Pinnacle Plus Reduced M&E)	184,522	56,842	167,917
Touchstone Money Market (Pinnacle Plus)	781,608	1,033,641	133,623
Touchstone Money Market (Pinnacle V)	937,909	2,108,997	1,420,947
Touchstone Third Avenue Value (AdvantEdge)	73,504	132,118	193,722
Touchstone Third Avenue Value (AnnuiChoice II)	40,309	68,258	275,806
Touchstone Third Avenue Value (AnnuiChoice)	15,208	72,833	233,355
Touchstone Third Avenue Value (GrandMaster flex3)	46,814	180,428	555,914
Touchstone Third Avenue Value (Grandmaster)	50,689	120,221	621,287
Touchstone Third Avenue Value (IQ Annuity)	110,699	157,909	1,144,472
Touchstone Third Avenue Value (Pinnacle)	153,530	495,994	2,177,799
Touchstone Third Avenue Value (Pinnacle IV)	139,056	1,149,163	1,808,095
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	4,274	900	64,617
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	251,632	63,393	252,090
Touchstone Third Avenue Value (Pinnacle Plus)	1,644,170	1,871,378	535,620
Touchstone Third Avenue Value (Pinnacle V)	104,739	102,992	734,968
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	160,668	188,359	985,473
Fidelity VIP Overseas (Pinnacle)	1,619	47,645	106,855
Fidelity VIP Overseas (Pinnacle IV)	2,269	42,158	102,807
Fidelity VIP Equity-Income (Grandmaster)	382,423	1,269,357	7,421,649
Fidelity VIP Equity-Income (Pinnacle)	57,411	201,364	1,569,756
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	597	154	11,840
Fidelity VIP Growth (Grandmaster)	8,872	934,131	2,532,765
Fidelity VIP High Income (Grandmaster)	186,779	1,318,465	1,975,348
Fidelity VIP II Asset Manager (Grandmaster)	256,320	497,528	3,067,700

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Grandmaster)	$732,374	$2,082,242	$7,414,351
Fidelity VIP II Contrafund (Pinnacle)	292,126	1,234,213	2,869,331
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	1,197	888	28,797
Fidelity VIP II Index 500 (Grandmaster)	62,638	706,079	2,392,295
Fidelity VIP II Index 500 (IQ3)	453	369	18,260
Fidelity VIP II Index 500 (Pinnacle)	40,231	395,777	1,707,979
Fidelity VIP II Index 500 (Pinnacle IV)	339	486	13,047
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	438	279	17,654
Fidelity VIP II Investment Grade Bond (Pinnacle)	18,542	83,206	821,596
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	29,036	110,379	1,272,900
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	105	56	4,773
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	729	5,545	31,582
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	918	7,539	39,916
Fidelity VIP II Investment Grade Bond (Grandmaster)	26,895	71,013	1,189,602
Fidelity VIP II Investment Grade Bond (IQ Annuity)	915	88,105	39,166
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	91,818	41,631	93,282
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	112	115,687	3,974
Fidelity VIP III Balanced (Grandmaster)	227,451	284,902	1,390,694
Fidelity VIP Overseas (AnnuiChoice)	24	20	1,121
Fidelity VIP Overseas (Grandmaster flex3)	448	515	20,080
Fidelity VIP Overseas (Grandmaster)	29,022	388,960	1,614,436
Fidelity VIP Overseas (IQ Annuity)	261	283	17,321
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	517	686	3,317
Fidelity VIP Overseas (Pinnacle Plus)	916	2,141	57,977
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle)	426	62,925	244,269
Fidelity VIP III Mid Cap (Grandmaster)	40,282	76,276	1,876,334
Fidelity VIP III Mid Cap (Pinnacle)	69,118	719,960	1,419,637
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)	185	96	6,702
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	19,040	99,024	155,827
Fidelity VIP Asset Manager (AdvantEdge)	6,064	6,218	59,812
Fidelity VIP Asset Manager (AnnuiChoice II)	11,093	9,143	145,397
Fidelity VIP Asset Manager (AnnuiChoice)	21,750	47,264	61,669
Fidelity VIP Asset Manager (GrandMaster flex3)	16,989	15,573	22,260
Fidelity VIP Asset Manager (Pinnacle)	49,623	5,943	44,732
Fidelity VIP Asset Manager (Pinnacle IV)	358,723	307,432	363,310
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	33,168	2,512	44,033
Fidelity VIP Asset Manager (Pinnacle Plus)	152,280	103,542	82,281
Fidelity VIP Asset Manager (Pinnacle V)	263,327	102,337	365,729
Fidelity VIP Balanced (AdvantEdge)	289,887	351,040	710,796
Fidelity VIP Balanced (AnnuiChoice II)	232,141	7,750	453,885
Fidelity VIP Balanced (AnnuiChoice)	80,235	13,301	287,225
Fidelity VIP Balanced (GrandMaster flex3)	33,236	137,235	121,762
Fidelity VIP Balanced (Grandmaster)	141,698	78,876	418,245
Fidelity VIP Balanced (IQ3)	39,094	95,913	196,424
Fidelity VIP Balanced (Pinnacle)	118,550	45,222	357,510

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle IV)	$551,906	$460,662	$1,256,882
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	132,173	11,461	119,948
Fidelity VIP Balanced (Pinnacle Plus)	190,987	220,877	421,547
Fidelity VIP Balanced (Pinnacle V)	472,944	224,457	1,115,697
Fidelity VIP Contrafund (AdvantEdge)	222,850	549,729	1,395,908
Fidelity VIP Contrafund (AnnuiChoice II)	217,251	70,597	680,738
Fidelity VIP Contrafund (AnnuiChoice)	25,073	100,389	514,098
Fidelity VIP Contrafund (GrandMaster flex3)	62,422	295,777	706,040
Fidelity VIP Contrafund (IQ Advisor Standard)	350	73	10,506
Fidelity VIP Contrafund (IQ3)	147,897	147,694	1,216,725
Fidelity VIP Contrafund (Pinnacle IV)	454,626	2,526,347	3,234,638
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	485,560	76,024	520,861
Fidelity VIP Contrafund (Pinnacle Plus)	191,552	1,067,153	1,381,645
Fidelity VIP Contrafund (Pinnacle V)	1,120,142	1,064,256	5,023,690
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	4,102	11,336	3,928
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	2,574	4,029	28,898
Fidelity VIP Disciplined Small Cap (GrandMaster)	1,355	972	14,909
Fidelity VIP Disciplined Small Cap (IQ Annuity)	8,796	15,599	60,097
Fidelity VIP Disciplined Small Cap (Pinnacle)	14,292	14,663	135,810
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	6,324	15,537	64,871
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	77,321	1,466,711	79,115
Fidelity VIP Disciplined Small Cap (Pinnacle V)	9,728	67,578	70,090
Fidelity VIP Equity-Income (AnnuiChoice II)	25,654	38,425	300,674
Fidelity VIP Equity-Income (AdvantEdge)	8,415	15,888	151,832
Fidelity VIP Equity-Income (AnnuiChoice)	12,069	23,942	219,754
Fidelity VIP Equity-Income (GrandMaster flex3)	6,553	32,048	125,748
Fidelity VIP Equity-Income (IQ3)	43,006	83,399	283,599
Fidelity VIP Equity-Income (Pinnacle IV)	62,993	484,162	1,057,753
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	313,299	87,834	328,899
Fidelity VIP Equity-Income (Pinnacle Plus)	142,244	1,784,132	643,760
Fidelity VIP Equity-Income (Pinnacle V)	116,396	153,923	979,618
Fidelity VIP Freedom 2010 (Advantedge)	64,282	1,998	116,414
Fidelity VIP Freedom 2010 (AnnuiChoice II)	116,918	7,255	109,703
Fidelity VIP Freedom 2010 (GrandMaster flex3)	231	121	5,505
Fidelity VIP Freedom 2010 (GrandMaster)	540	809	13,351
Fidelity VIP Freedom 2010 (Pinnacle)	2,935	1,340	87,391
Fidelity VIP Freedom 2010 (Pinnacle IV)	11,338	450,436	245,043
Fidelity VIP Freedom 2010 (Pinnacle Plus)	14,949	68	14,883
Fidelity VIP Freedom 2010 (Pinnacle V)	70,212	176,926	687,801
Fidelity VIP Freedom 2015 (AdvantEdge)	4,757	2,806	126,058
Fidelity VIP Freedom 2015 (AnnuiChoice II)	838	867	17,503
Fidelity VIP Freedom 2015 (GrandMaster flex3)	245	122	6,690
Fidelity VIP Freedom 2015 (Pinnacle IV)	12,582	111,677	312,500
Fidelity VIP Freedom 2015 (Pinnacle Plus)	14,103	20,009	68,673
Fidelity VIP Freedom 2015 (Pinnacle V)	67,210	75,674	558,029
Fidelity VIP Freedom 2020 (AdvantEdge)	46	47	1,223
Fidelity VIP Freedom 2020 (AnnuiChoice II)	22,951	677	61,411

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (GrandMaster)	$1,999	$118	$8,400
Fidelity VIP Freedom 2020 (Pinnacle IV)	13,805	6,442	394,348
Fidelity VIP Freedom 2020 (Pinnacle Plus)	559	1,724	14,169
Fidelity VIP Freedom 2020 (Pinnacle V)	35,073	129,439	178,253
Fidelity VIP Freedom 2025 (Advantedge)	56	61	1,190
Fidelity VIP Freedom 2025 (Pinnacle IV)	2,361	132	7,668
Fidelity VIP Freedom 2025 (Pinnacle V)	142,082	55,949	404,879
Fidelity VIP Freedom 2030 (Pinnacle IV)	102	61	2,697
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)	22,533	58	22,478
Fidelity VIP Freedom 2030 (Pinnacle Plus)	17,474,916	1,510,821	16,052,166
Fidelity VIP Freedom 2030 (Pinnacle V)	5,775	5,325	133,789
Fidelity VIP Growth (AnnuiChoice II)	93,788	60,835	248,965
Fidelity VIP Growth (GrandMaster)	23,351	91,974	388,145
Fidelity VIP Growth (AdvantEdge)	—	35,945	58,583
Fidelity VIP Growth (AnnuiChoice)	20,001	15,015	67,579
Fidelity VIP Growth (GrandMaster flex3)	10,340	30,779	42,585
Fidelity VIP Growth (IQ3)	6,130	12,108	68,529
Fidelity VIP Growth (Pinnacle)	329,112	321,495	76,864
Fidelity VIP Growth (Pinnacle IV)	34,297	93,854	283,212
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	38,552	28,681	13,016
Fidelity VIP Growth (Pinnacle Plus)	202,943	252,871	340,786
Fidelity VIP Growth (Pinnacle V)	33,266	148,815	299,142
Fidelity VIP High Income (AdvantEdge)	3,285	599,502	45,751
Fidelity VIP High Income (AnnuiChoice II)	69,457	5,705	129,330
Fidelity VIP High Income (AnnuiChoice)	34,471	4,255	229,205
Fidelity VIP High Income (GrandMaster flex3)	8,058	1,697,482	116,097
Fidelity VIP High Income (IQ3)	162,350	7,060,837	297,849
Fidelity VIP High Income (Pinnacle)	9,498	13,853	43,985
Fidelity VIP High Income (Pinnacle IV)	16,359	317,485	268,918
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	9,895	38,178	1,067
Fidelity VIP High Income (Pinnacle Plus)	51,157	154,380	182,542
Fidelity VIP High Income (Pinnacle V)	362,798	387,848	438,148
Fidelity VIP II Index 500 (Pinnacle)	298,023	141,169	600,723
Fidelity VIP II Index 500 (Pinnacle IV)	1,031,180	1,000,075	2,318,159
Fidelity VIP II Index 500 (Pinnacle V)	2,184,328	1,015,266	4,833,656
Fidelity VIP Index 500 (AdvantEdge)	273,103	238,122	876,695
Fidelity VIP Index 500 (AnnuiChoice II)	476,379	104,435	928,122
Fidelity VIP Index 500 (AnnuiChoice)	26,532	29,425	265,270
Fidelity VIP Index 500 (Grandmaster flex3)	56,762	63,997	264,648
Fidelity VIP Index 500 (Grandmaster)	1,407,948	305,784	2,158,048
Fidelity VIP Index 500 (IQ3)	85,842	40,606	642,270
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	474,815	79,533	503,804
Fidelity VIP Index 500 (Pinnacle Plus)	451,056	693,671	887,807
Fidelity VIP Investment Grade Bond (AdvantEdge)	109,286	52,630	820,212
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	252,513	32,338	705,665
Fidelity VIP Investment Grade Bond (AnnuiChoice)	4,403	4,289	214,408
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	5,438	72,472	86,840

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster)	$40,224	$126,380	$404,855
Fidelity VIP Investment Grade Bond (IQ3)	11,857	124,997	416,087
Fidelity VIP Investment Grade Bond (Pinnacle)	36,982	43,665	187,721
Fidelity VIP Investment Grade Bond (Pinnacle IV)	29,389	384,325	1,007,605
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	595	1,625	29,974
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	87,943	50,591	80,138
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	41,119	183,591	78,888
Fidelity VIP Investment Grade Bond (Pinnacle V)	1,457,238	540,472	6,630,967
Fidelity VIP Mid Cap (AdvantEdge)	205,441	364,932	655,538
Fidelity VIP Mid Cap (AnnuiChoice II)	65,117	35,949	513,082
Fidelity VIP Mid Cap (AnnuiChoice)	7,904	77,266	252,394
Fidelity VIP Mid Cap (GrandMaster flex3)	11,081	162,009	231,880
Fidelity VIP Mid Cap (Grandmaster)	25,160	14,111	366,874
Fidelity VIP Mid Cap (IQ Annuity)	77,123	183,839	821,749
Fidelity VIP Mid Cap (Pinnacle)	29,374	84,942	394,469
Fidelity VIP Mid Cap (Pinnacle IV)	70,798	884,736	1,089,308
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)	69	176	1,521
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	507,839	48,883	530,211
Fidelity VIP Mid Cap (Pinnacle Plus)	264,850	2,229,640	606,197
Fidelity VIP Mid Cap (Pinnacle V)	139,684	364,902	1,806,743
Fidelity VIP Overseas (AdvantEdge)	48,497	21,099	327,971
Fidelity VIP Overseas (AnnuiChoice II)	14,868	19,986	167,595
Fidelity VIP Overseas (AnnuiChoice)	2,711	29,350	165,191
Fidelity VIP Overseas (GrandMaster flex3)	13,487	36,017	88,689
Fidelity VIP Overseas (GrandMaster)	285,104	813,064	228,794
Fidelity VIP Overseas (IQ3)	20,200	33,078	272,030
Fidelity VIP Overseas (Pinnacle)	110,607	289,740	383,658
Fidelity VIP Overseas (Pinnacle IV)	524,152	999,545	510,138
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	35,606	2,902	40,237
Fidelity VIP Overseas (Pinnacle Plus)	165,586	352,178	254,638
Fidelity VIP Overseas (Pinnacle V)	297,512	377,254	924,780
Fidelity VIP Target Volatility (AdvantEdge)*	22,475	78	22,401
Fidelity VIP Target Volatility (Pinnacle V)*	543,814	513,731	58,364
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	66,053	311,605	1,981,171
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	235	109	6,968
Franklin Income VIP Fund (Pinnacle)	504,289	895,206	4,356,951
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	13,826	3,030	250,646
JP Morgan IT Mid Cap Value (AnnuiChoice)	114	24	1,293
JP Morgan IT Mid Cap Value (GrandMaster flex3)	7,620	20,920	50,258
JP Morgan IT Mid Cap Value (Grandmaster)	4,697	4,319	34,874
JP Morgan IT Mid Cap Value (IQ3)	3,417	967	25,842
JP Morgan IT Mid Cap Value (Pinnacle)	6,941	29,325	42,285
JP Morgan IT Mid Cap Value (Pinnacle IV)	40,758	87,427	300,578
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	142,291	9,716	175,678
JP Morgan IT Mid Cap Value (Pinnacle Plus)	11,939	184,943	50,838
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	636	398	9,318

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (IQ3)	$89	$25	$1,258
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	21,427	27,820	222,664
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	4,822	32,774	67,294
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	904	167	15,469
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	62	57	2,849
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	425	5,370	17,661
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,694	14,183	73,701
Morgan Stanley UIF U.S. Real Estate (IQ3)	956	25,864	44,851
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	899,896	754,363	713,389
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	19,906	220,621	853,258
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)	40,655	20,587	258,091
Franklin Growth and Income VIP Fund (AdvantEdge)	3,963	12,714	104,416
Franklin Growth and Income VIP Fund (AnnuiChoice II)	94,704	10,382	202,174
Franklin Growth and Income VIP Fund (AnnuiChoice)	10,613	41,657	141,735
Franklin Growth and Income VIP Fund (GrandMaster flex3)	10,900	100,208	230,055
Franklin Growth and Income VIP Fund (Grandmaster)	21,678	526,348	627,345
Franklin Growth and Income VIP Fund (IQ Annuity)	22,254	108,575	631,042
Franklin Growth and Income VIP Fund (Pinnacle)	91,824	161,552	600,416
Franklin Growth and Income VIP Fund (Pinnacle IV)	61,178	654,175	1,259,999
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	22	93	652
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	143,696	135,944	176,408
Franklin Growth and Income VIP Fund (Pinnacle Plus)	51,371	384,434	318,608
Franklin Growth and Income VIP Fund (Pinnacle V)	106,324	288,858	822,901
Franklin Income VIP Fund (AdvantEdge)	173,444	96,464	361,207
Franklin Income VIP Fund (AnnuiChoice II)	189,513	32,295	636,506
Franklin Income VIP Fund (AnnuiChoice)	10,978	51,288	155,501
Franklin Income VIP Fund (GrandMaster flex3)	74,971	337,316	1,065,497
Franklin Income VIP Fund (Grandmaster)	622,653	589,088	943,792
Franklin Income VIP Fund (IQ Annuity)	142,750	95,193	994,475
Franklin Income VIP Fund (Pinnacle IV)	566,935	1,504,085	2,323,102
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	256,784	164,135	304,069
Franklin Income VIP Fund (Pinnacle Plus)	1,951,642	2,160,924	646,451
Franklin Income VIP Fund (Pinnacle V)	3,213,556	562,866	7,061,694
Franklin Large Cap Growth VIP Fund (AdvantEdge)	12,610	47,440	145,177
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	54,615	21,518	166,555
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	2,578	1,321	58,629
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	147	4,146	6,372
Franklin Large Cap Growth VIP Fund (Grandmaster)	6,053	664,425	31,887
Franklin Large Cap Growth VIP Fund (IQ Annuity)	66,708	9,265	219,734
Franklin Large Cap Growth VIP Fund (Pinnacle)	595,700	764,246	122,273
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	19,560	357,025	456,813
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)	62	645	4,061
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	87,258	25,610	67,140
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	2,638	273,642	122,226
Franklin Large Cap Growth VIP Fund (Pinnacle V)	55,962	192,717	682,835
Franklin Mutual Shares VIP Fund (AdvantEdge)	193,570	343,739	1,322,159

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	$343,588	$39,001	$587,779
Franklin Mutual Shares VIP Fund (AnnuiChoice)	6,140	20,590	178,949
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	23,123	204,310	511,469
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	292	69	9,227
Franklin Mutual Shares VIP Fund (IQ Annuity)	30,695	39,384	216,626
Franklin Mutual Shares VIP Fund (Pinnacle)	17,517	69,763	399,060
Franklin Mutual Shares VIP Fund (Pinnacle IV)	43,353	818,570	863,671
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	22	89	620
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	85,272	72,335	84,373
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	368,293	1,805,574	412,466
Franklin Mutual Shares VIP Fund (Pinnacle V)	761,399	302,488	3,073,223
Franklin Mutual Shares VIP Fund(Grandmaster)	19,457	43,508	346,275
Franklin Small Cap Value VIP Fund (AdvantEdge)	11,075	32,328	75,342
Franklin Small Cap Value VIP Fund (Annuichoice II)	3,672	11,329	31,515
Franklin Small Cap Value VIP Fund (Annuichoice)	2,082	1,824	18,846
Franklin Small Cap Value VIP Fund (Grandmaster)	43,676	85,402	144,088
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	2,041	25,971	14,798
Franklin Small Cap Value VIP Fund (IQ Annuuity)	93,728	34,242	185,729
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)	12,922	4,020	8,576
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	114,683	272,969	69,460
Franklin Small Cap Value VIP Fund (Pinnacle)	24,964	12,193	138,527
Franklin Small Cap Value VIP Fund (Pinnacle IV)	23,605	412,251	119,091
Franklin Small Cap Value VIP Fund (Pinnacle V)	107,366	85,612	340,143
Invesco VI American Franchise (AdvantEdge)	167	890	8,850
Invesco VI American Franchise (AnnuiChoice II)	5,422	744	12,312
Invesco VI American Franchise (GrandMaster flex3)	11,578	187	11,400
Invesco VI American Franchise (Grandmaster)	—	17,471	3,815
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)	4,420	2,144	2,354
Invesco VI American Franchise (Pinnacle Plus)	75,868	20,834	95,638
Invesco VI Comstock (AdvantEdge)	26,743	18,323	175,133
Invesco VI Comstock (AnnuiChoice II)	208,842	21,243	282,246
Invesco VI Comstock (AnnuiChoice)	21,336	1,575	40,468
Invesco VI Comstock (GrandMaster flex3)	12,955	2,938	64,150
Invesco VI Comstock (Grandmaster)	38,618	63,788	152,891
Invesco VI Comstock (IQ Annuity)	278	386	12,778
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	35,745	60,187	71,461
Invesco VI Comstock (Pinnacle Plus)	53,471	1,517,122	62,183
Invesco VI American Value (AdvantEdge)	232,920	410,168	376,033
Invesco VI American Value (AnnuiChoice II)	145,264	19,723	191,818
Invesco VI American Value (AnnuiChoice)	237	16,721	2,356
Invesco VI American Value (Grandmaster flex3)	12,160	21,090	—
Invesco VI American Value (Grandmaster)	824,524	764,816	27,203
Invesco VI American Value (IQ Annuity)	94,896	20,586	106,278
Invesco VI American Value (Pinnacle Plus Reduced M&E)	72,005	43,606	32,052
Invesco VI American Value (Pinnacle Plus)	444,599	1,980,922	256,031
Invesco VI American Franchise (Pinnacle)	2,350	3,658	17,344
Invesco VI American Franchise (Pinnacle IV)	—	26,451	77,719

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle V)	$13,609	$21,561	$76,802
Invesco VI Comstock (Pinnacle)	4,161	413,156	80,449
Invesco VI Comstock (Pinnacle IV)	4,708	137,420	159,226
Invesco VI Comstock (Pinnacle II Reduced M&E)	25	253	1,471
Invesco VI Comstock (Pinnacle V)	439,090	143,886	872,444
Invesco VI International Growth Class II (Advantedge)	10,125	7,659	96,626
Invesco VI International Growth Class II (IQ Advisor Enhanced)	143,164	10,327	166,475
Invesco VI International Growth Class II (Pinnacle Plus)	49,348	3,512	76,842
Invesco VI International Growth Class II (Pinnacle)	31,027	43,751	76,892
Invesco VI International Growth Class II (Pinnacle V)	277,480	52,121	460,981
Invesco VI American Value II (Pinnacle V)	401,708	322,841	439,402
Invesco VI American Value II (Pinnacle)	227,530	267,789	20,782
Invesco VI American Value II (Pinnacle IV)	696,656	720,691	64,706
Templeton Foreign VIP (Pinnacle)	189,209	260,563	261,991
Templeton Foreign VIP (Pinnacle IV)	733,348	1,009,919	991,240
Templeton Foreign VIP (Pinnacle II Reduced M&E)	39	233	1,635
Templeton Foreign VIP (Pinnacle V)	627,824	405,195	1,525,434
Templeton Foreign VIP Fund (AnnuiChoice II)	99,166	9,443	271,754
Templeton Foreign VIP Fund (AnnuiChoice)	1,364	11,193	56,548
Templeton Foreign VIP Fund (AdvantEdge)	103,118	36,665	456,533
Templeton Foreign VIP Fund (GrandMaster flex3)	17,404	40,021	336,199
Templeton Foreign VIP Fund (Grandmaster)	790,906	790,694	136,809
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)	119,987	111,916	85,882
Templeton Foreign VIP Fund (Pinnacle Plus)	269,317	539,915	469,925
Templeton Global Bond VIP Fund (Pinnacle)*	66,447	1,012	65,414
Templeton Global Bond VIP Fund (Grandmaster)*	318	1,424	6,746
Templeton Global Bond VIP Fund (GrandMaster flex3)*	2,416	6,112	47,784
Templeton Global Bond VIP Fund (Pinnacle V)*	53,825	1,413	52,411
Templeton Global Bond VIP Fund (Pinnacle IV)*	190,384	16,332	181,397
Templeton Global Bond VIP Fund (AnnuiChoice II)*	299,194	2,022	305,091
Templeton Growth VIP Fund (AdvantEdge)	5,295	8,489	70,867
Templeton Growth VIP Fund (AnnuiChoice II)	30,287	18,379	82,860
Templeton Growth VIP Fund (AnnuiChoice)	21,203	296	25,914
Templeton Growth VIP Fund (GrandMaster flex3)	12,350	136,391	272,040
Templeton Growth VIP Fund (Grandmaster)	37,605	42,321	87,201
Templeton Growth VIP Fund (IQ Advisor Standard)	154	69	10,107
Templeton Growth VIP Fund (IQ Annuity)	5,059	85,333	171,407
Templeton Growth VIP Fund (Pinnacle)	2,572	9,104	126,366
Templeton Growth VIP Fund (Pinnacle IV)	16,826	166,960	464,763
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)	160	137	8,756
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)	75,975	29,799	54,268
Templeton Growth VIP Fund (Pinnacle Plus)	429,924	1,667,510	252,005
Templeton Growth VIP Fund (Pinnacle V)	83,757	71,520	609,912
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	15,667	9,873	172,813
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	26,621	24,033	77,778
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	6,063	1,143	96,885
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	8,306	2,478	134,456

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	$2,283	$14,944	$1,209
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	22,275	18,853	166,950
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	5,500	42,374	64,280
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	49,502	3,262	48,087
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	1,711,482	1,764,472	135,810
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	139,139	122,345	418,092
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	28,393	40,802	377,870
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	39,137	15,102	65,699
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	508	2,145	86,074
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	1,273	49,798	144,342
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	6,223	249,364	349,405
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	23,061	32,841	264,175
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	9,472	183,813	135,348
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	12,543	624,375	542,802
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	58,392	25,432	39,295
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	103,781	295,098	455,383
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	132,951	204,414	869,344
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	106,945	46,197	77,807
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	653,413	1,958,457	584,201
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	93,883	115,769	249,843
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	86,373	54,215	134,866
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	51	14,687	3,527
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	816	18,428	47,739
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	42,679	51,835	69,331
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	48,222	28,664	165,747
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	57,871	321,299	513,982
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	226,946	153,530	850,948
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	114,803	56,363	313,400
BlackRock Capital Appreciation VI (AnnuiChoice II)	75,567	9,136	117,750
BlackRock Capital Appreciation VI (Annuichoice)	334	6,511	332
BlackRock Capital Appreciation VI (Grandmaster flex3)	1,435	144	8,948
BlackRock Capital Appreciation VI Class III (Grandmaster)	5,377	54	5,323
BlackRock Capital Appreciation VI Class III (Pinnacle)	332,550	326,926	9,865
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	20,030	20,131	62,091
BlackRock Capital Appreciation VI Class III (Pinnacle V)	358,243	59,774	856,194
BlackRock Global Allocation VI (Advantedge)	296,514	387,177	544,778
BlackRock Global Allocation VI (AnnuiChoice II)	32,512	12,509	115,934
BlackRock Global Allocation VI (Annuichoice)	7,195	445	42,658
BlackRock Global Allocation VI (Grandmaster flex3)	36,393	134,848	219,317
BlackRock Global Allocation VI (Grandmaster)	5,386	85,580	11,366
BlackRock Global Allocation VI Class III (Pinnacle)	13,890	55,952	23,210
BlackRock Global Allocation VI Class III (Pinnacle IV)	29,307	7,860	43,438
BlackRock Global Allocation VI Class III (Pinnacle V)	103,845	60,522	209,052
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*	171,553	70,904	103,447
American Funds Global Growth (AdvantEdge)*	9,036	124	8,908
American Funds Global Growth (AnnuiChoice II)*	21,435	964	20,392

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 3 (continued):
American Funds Global Growth (Pinnacle)*	$457	$45	$411
American Funds Global Growth (Pinnacle V)*	34,295	709	33,551
American Funds Growth (AnnuiChoice II)*	60,495	178	60,327
American Funds Growth (Pinnacle)*	2,371	17	2,354
American Funds Growth-Income (AnnuiChoice II)*	498,140	2,196	496,131
American Funds Growth-Income (GrandMaster)*	22,164	134	22,032
American Funds Growth-Income (Pinnacle)*	11,004	6	10,998
American Funds Growth-Income (Pinnacle IV)*	32,702	2,876	29,893
American Funds Growth-Income (Pinnacle V)*	135,786	4,111	131,800
American Funds Managed Risk Asset Allocation (AnnuiChoice)*	97	2	95
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*	79,402	10,610	69,135
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*	1,810	170	1,639
American Funds Managed Risk Asset Allocation (Pinnacle)*	9,942	187	9,756
American Funds Managed Risk Asset Allocation (Pinnacle IV)*	20,168	653	19,503
American Funds Managed Risk Asset Allocation (Pinnacle V)*	767,252	8,323	759,128
American Funds New World (AnnuiChoice II)*	7,260	14	7,245
American Funds New World (Pinnacle)*	355,248	307,673	21,684
American Funds New World (Pinnacle IV)*	34,746	862	33,839
American Funds New World (Pinnacle V)*	78,643	1,317	77,217
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	350,492	470,433	505,225
Deutsche Small Cap Index VIP (Pinnacle IV)	668	484	6,264
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	190	41	2,417
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	38,731	215	43,452
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	20,104	22,487	18,849
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	—	43	3,027
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	3,214	15,977	184,518
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	368,820	329,878	39,976
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	80,870	72,207	47,959
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	285,520	291,075	46,608
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)	32,901	8,793	23,927
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	433,252	1,814,340	209,957
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	176,273	102,801	194,586
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	166,126	264,911	221,567
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	57,841	3,831	88,473
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	13,542	223	15,578
Columbia VIT Small Cap Value Class 2 (Grandmaster)	15,488	2,483	39,121
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus Reduced M&E)	4,923	4,182	—
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	13,529	8,315	90,865
Columbia VIT Small Cap Value Class 2 (Pinnacle)	977	279	6,704
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	7,739	10,051	43,627
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	213,714	41,416	401,397
Deutsche Small Cap Index (AdvantEdge)	3,277	37,400	32,799
Deutsche Small Cap Index (AnnuiChoice II)	47,545	3,811	81,457
Deutsche Small Cap Index (AnnuiChoice)	1,460	670	17,239
Deutsche Small Cap Index (GrandMaster flex3)	6,492	7,286	41,300

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Deutsche Small Cap Index (Grandmaster)	$12,563	$18,254	$22,911
Deutsche Small Cap Index (IQ3)	6,698	7,316	70,405
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	145,416	57,693	160,033
Deutsche Small Cap Index (Pinnacle Plus)	27,604	218,211	69,017
Deutsche Small Cap Index VIP (Pinnacle IV)	16,434	44,461	154,644
Deutsche Small Cap Index VIP (Pinnacle V)	43,416	15,281	145,531
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	50,509	150,740	217,022
Pimco VIT All Asset (IQ Annuity)	8,733	24,471	143,620
Pimco VIT All Asset (Pinnacle)	8,599	5,195	51,552
Pimco VIT All Asset (AnnuiChoice II)	53,063	179,011	233,480
Pimco VIT All Asset (AnnuiChoice)	967	227	20,095
Pimco VIT All Asset (GrandMaster flex3)	6,208	114,533	93,989
Pimco VIT All Asset (Grandmaster)	21,977	73,156	406,247
Pimco VIT All Asset (Pinnacle IV)	52,050	332,668	1,031,067
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)	26,726	9,135	17,707
Pimco VIT All Asset (Pinnacle Plus)	1,627,273	1,647,098	189,708
Pimco VIT All Asset (Pinnacle V)	66,916	183,418	381,196
Pimco VIT Commodity Real Return (Pinnacle)	33,439	15,778	171,325
Pimco VIT Commodity Real Return (Pinnacle IV)	40,671	44,789	132,118
Pimco VIT Commodity Real Return (Pinnacle V)	244,805	119,265	1,259,021
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	73,132	67,960	628,175
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	42,862	17,878	182,752
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	8,532	3,152	5,707
Pimco VIT Commodity Real Return Strategy (Grandmaster)	7,543	26,169	171,254
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	31,385	103,294	208,782
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	10,345	31,752	23,584
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)	46,541	10,931	33,951
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	1,633,905	1,462,350	142,321
Pimco VIT Long Term Government (AnnuiChoice II)	4,496	8	4,488
Pimco VIT Low Duration (AnnuiChoice II)	20,620	5,114	123,193
Pimco VIT Low Duration (AnnuiChoice)	60	16,465	3,661
Pimco VIT Low Duration (GrandMaster flex3)	12,601	1,600	100,142
Pimco VIT Low Duration (Grandmaster)	184,857	119,965	204,327
Pimco VIT Low Duration (IQ Annuity)	35,836	44,793	633,187
Pimco VIT Low Duration (Pinnacle)	288	3,799	25,676
Pimco VIT Low Duration (Pinnacle IV)	1,234	679,784	45,464
Pimco VIT Low Duration (AdvantEdge)	31,734	224,038	140,746
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	20,825	20,798	2,058
Pimco VIT Low Duration (Pinnacle Plus)	3,215	297,509	133,506
Pimco VIT Low Duration (Pinnacle V)	248,178	322,229	909,987
Pimco VIT Real Return (Pinnacle IV)	2,791	427,453	105,785
Pimco VIT Real Return (AdvantEdge)	78,556	11,786	121,556
Pimco VIT Real Return (AnnuiChoice II)	44,462	80,216	172,339
Pimco VIT Real Return (AnnuiChoice)	1,295	11,066	106,317
Pimco VIT Real Return (GrandMaster flex3)	575	718	45,859
Pimco VIT Real Return (Grandmaster)	3,962	103,433	35,074

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Real Return (IQ Annuity)	$21,614	$24,703	$256,643
Pimco VIT Real Return (Pinnacle)	1,662	5,828	99,754
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	21,719	15,172	14,024
Pimco VIT Real Return (Pinnacle Plus)	1,677,232	1,915,146	205,448
Pimco VIT Real Return (Pinnacle V)	122,212	400,285	973,744
Pimco VIT Total Return (Pinnacle V)	2,287,028	924,088	10,599,426
Pimco VIT Total Return (AdvantEdge)	882,777	1,396,560	5,005,372
Pimco VIT Total Return (AnnuiChoice II)	783,340	160,022	1,811,681
Pimco VIT Total Return (AnnuiChoice)	26,742	3,675	288,008
Pimco VIT Total Return (GrandMaster flex3)	9,746	141,275	444,315
Pimco VIT Total Return (Grandmaster)	30,811	206,635	807,266
Pimco VIT Total Return (IQ Annuity)	60,890	115,346	931,537
Pimco VIT Total Return (Pinnacle)	67,297	207,263	625,875
Pimco VIT Total Return (Pinnacle IV)	42,843	367,246	548,126
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	25,823	117,196	19,957
Pimco VIT Total Return (Pinnacle Plus)	96,007	398,007	766,113
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)	19,476	2,376	18,922
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)	18,331	8,129	15,361
Guggenheim VT Global Managed Future Strategy (Pinnacle V)	114,187	21,555	244,741
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	10,263	57,344	98,819
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	19,543	2,600	36,404
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	7,690	3,268	12,655
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)	5,008	1,799	3,437
Guggenheim VT Global Managed Futures Strategies (Grandmaster)	10,485	15,732	7,170
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	1,010	8	1,002
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)	10,530	251	10,300
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	4,838	22,704
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	26,027	45,747	133,148
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	3,169	8,574	93,481
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	7,689	4,266	103,024
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	5,910	1,949	20,370
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	6,165	24,779	51,698
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	4,327	2,290	66,517
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	20,123	13,384	143,356
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	21,719	54,799	19,766
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	32,721	6,701	26,193
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	1,280	102,079	45,224
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	28,284	61,648	137,094
Guggenheim VT Long Short Equity (AdvantEdge)	706	58,539	17,740
Guggenheim VT Long Short Equity (AnnuiChoice II)	30,853	2,307	71,977
Guggenheim VT Long Short Equity (AnnuiChoice)	6,100	2,740	3,816
Guggenheim VT Long Short Equity (GrandMaster flex3)	5,004	1,560	5,328
Guggenheim VT Long Short Equity (Grandmaster)	6,822	90	6,728
Guggenheim VT Long Short Equity (IQ Annuity)	10,119	116	10,001
Guggenheim VT Long Short Equity (Pinnacle)	22,007	2,969	24,545
Guggenheim VT Long Short Equity (Pinnacle IV)	19,248	8,871	24,842

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)	$12,364	$252	$12,112
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	6,165	26,202
Guggenheim VT Long Short Equity (Pinnacle V)	42,498	2,177	66,512
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)	450	1,141	17,263
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)	2,093	2,217	38,944
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)	131,406	24,563	505,189
iShares Barclays Intermediate Credit Bond ETF (Varoom)	—	—	184
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	1,006	1,277	11,944
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	6,072	473	27,382
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	183,576	19,533	447,858
iShares Barclays TIPS Bond ETF (Varoom)	—	—	184
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	1,434	484	20,059
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	195	230	12,547
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	14,382	5,026	107,479
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	397	449	6,876
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,888	5,192	41,540
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	52,860	7,870	119,669
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	53,925	5,062	140,980
iShares S&P 500 Growth Index ETF (Varoom)	16,028	549	35,998
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	9,071	42,962	94,889
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	276	1,257	6,191
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	27,379	1,002	50,671
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	493,973	74,275	1,029,844
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	4,957	1,542	16,465
iShares Core S&P 500 Index ETF (Varoom)	47,804	2,962	87,686
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	42,694	211,482	662,438
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	1,071	13,151	20,522
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	278,517	64,585	383,696
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	5,164,011	1,024,696	14,410,163
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	315,954	60,392	808,336
iShares S&P 500 Value Index ETF (Varoom)	—	—	111
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,394	3,571	31,922
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	211	707	6,336
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	47,193	2,599	80,246
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	82,678	25,888	254,397
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	22,597	6,550	75,344
iShares Core S&P MidCap Index ETF (Varoom)	16,291	645	41,031
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	17,476	55,353	198,816
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	2,253	12,742	64,285
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	81,825	16,585	119,930
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	1,537,090	203,413	4,015,462
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	120,365	15,471	270,264
iShares Core S&P Small Cap Index ETF (Varoom)	8,448	474	25,712
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	13,949	26,186	98,844
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	2,240	2,953	33,960
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	35,836	8,124	58,472

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	$840,373	$97,683	$2,027,592
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	148,570	15,383	242,835
iShares S&P Citigroup International Treasury Bond (Varoom)	7,593	645	19,964
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	23,041	22,502	157,299
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	288	6,421	1,642
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	30,759	7,038	32,550
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	965,106	77,468	2,403,829
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	361	89	2,860
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	171	551	5,863
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	12,368	28,248	212,538
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	81,725	10,135	189,623
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	291,590	50,010	731,461
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	603	403	25,246
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	12,498	12,215	74,203
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	5,420	6,172	82,514
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	111,611	16,121	184,731
Vanguard Tax-Managed International ETF (Varoom)	7,853	368	25,480
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	26,487	24,184	130,137
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	849	3,495	3,549
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	34,633	7,317	35,419
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	1,015,119	84,934	2,309,906
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	76,574	7,003	107,914
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	628	1,240	18,126
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,202	917	29,178
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	14,449	1,698	37,750
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	581	353	9,312
Vanguard Large-Cap Index ETF (Varoom)	160	596	5,823
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,497	20,060	92,880
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	18,016	513	31,390
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	134,385	30,915	296,351
Vanguard Mega Cap Index ETF (Varoom)	549	1,941	17,465
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	330	965	8,554
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	37,412	4,799	72,747
Vanguard REIT Index ETF (Varoom)	—	—	176
Vanguard REIT Index ETF (Varoom GLWB 2)	2,477	6,315	38,138
Vanguard REIT Index ETF (Varoom GLWB 3)	6,733	451	25,549
Vanguard REIT Index ETF (Varoom GLWB 5)	55,367	28,930	176,849
Vanguard Total Bond Market Index ETF (Varoom)	51,609	346	70,539
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	105,914	157,410	1,063,913
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	36,942	43,269	413,973
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	176,977	56,916	338,948
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	6,143,134	678,791	16,424,447
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	514,631	44,197	1,127,758
Vanguard VI Money Market (Varoom GLWB 3)	23	469	24,243
Vanguard VI Money Market (Varoom GLWB 5)	5,155	1,857	5,127
Vanguard Short Term Bond ETF (Varoom GLWB 3)	3,594	5,661	69,913
Vanguard Short Term Bond ETF (Varoom GLWB 5)	7,501	596	26,376

* - 2014 inception date of subaccount.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units.  Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

14	Contracts	Mortality and Expense	Annual Administration Fee
		%
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
4	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom — Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.  For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost.  In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2014.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2014	29	$13.79	$404	0.00%	1.60%	5.77%
	2013	39	13.04	512	2.89%	1.60%	20.95%
	2012	27	10.78	287	1.97%	1.60%	10.78%
	2011	25	9.73	245	1.55%	1.60%	(1.64)%
	2010	21	9.89	204	1.85%	1.60%	11.38%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2014	24	16.84	407	0.00%	1.00%	6.42%
	2013	41	15.83	649	2.56%	1.00%	21.69%
	2012	17	13.01	217	1.34%	1.00%	11.46%
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
	2010	31	11.79	362	1.65%	1.00%	12.06%
Touchstone Aggressive ETF (AnnuiChoice II)
	2014	30	20.08	601	0.00%	1.15%	6.26%
	2013	40	18.90	759	3.02%	1.15%	21.50%
	2012	27	15.55	422	1.42%	1.15%	11.29%
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
	2010	45	14.15	636	1.67%	1.15%	11.89%
Touchstone Aggressive ETF (GrandMaster flex3)
	2014	86	15.92	1,362	0.00%	1.55%	5.83%
	2013	95	15.04	1,423	2.45%	1.55%	21.01%
	2012	35	12.43	437	1.76%	1.55%	10.84%
	2011	42	11.22	466	1.37%	1.55%	(1.60)%
	2010	44	11.40	499	1.61%	1.55%	11.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster)
	2014	18	$16.25	$296	0.00%	1.35%	6.04%
	2013	19	15.33	292	1.06%	1.35%	21.26%
	2012	16	12.64	203	1.36%	1.35%	11.06%
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
	2010	1	11.54	12	1.66%	1.35%	11.66%
Touchstone Aggressive ETF (IQ Annuity)
	2014	61	16.09	981	0.00%	1.45%	5.93%
	2013	66	15.18	1,007	2.61%	1.45%	21.14%
	2012	37	12.53	465	1.82%	1.45%	10.95%
	2011	41	11.30	463	1.31%	1.45%	(1.50)%
	2010	47	11.47	539	1.67%	1.45%	11.55%
Touchstone Aggressive ETF (Pinnacle)
	2014	49	16.25	791	0.00%	1.35%	6.04%
	2013	55	15.33	843	1.99%	1.35%	21.26%
	2012	8	12.64	106	1.38%	1.35%	11.06%
	2011	15	11.38	173	1.98%	1.35%	(1.40)%
	2010	7	11.54	75	1.55%	1.35%	11.65%
Touchstone Aggressive ETF (Pinnacle IV)
	2014	78	16.09	1,259	0.00%	1.45%	5.93%
	2013	128	15.18	1,946	2.66%	1.45%	21.14%
	2012	93	12.54	1,166	1.67%	1.45%	10.95%
	2011	123	11.30	1,387	1.38%	1.45%	(1.50)%
	2010	129	11.47	1,482	1.39%	1.45%	11.55%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2014	2	14.79	37	0.00%	1.15%	6.26%
	2013	1	13.92	9	1.77%	1.15%	21.50%
Touchstone Aggressive ETF (Pinnacle Plus)
	2014	22	15.73	353	0.00%	1.67%	5.70%
	2013	23	14.88	344	2.56%	1.67%	20.87%
	2012	14	12.31	168	1.95%	1.67%	10.70%
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
	2010	9	11.31	102	1.76%	1.67%	11.30%
Touchstone Aggressive ETF (Pinnacle V)
	2014	44	19.62	869	0.00%	1.55%	5.83%
	2013	57	18.54	1,065	2.90%	1.55%	21.01%
	2012	33	15.32	505	1.71%	1.55%	10.84%
	2011	41	13.83	572	1.40%	1.55%	(1.60)%
	2010	42	14.05	592	1.77%	1.55%	11.44%
Touchstone Baron Small Cap Growth (Pinnacle)
	2014	41	57.93	2,371	0.00%	1.35%	2.45%
	2013	43	56.55	2,406	13.33%	1.35%	38.54%
	2012	41	40.82	1,682	17.90%	1.35%	17.55%
	2011	44	34.72	1,538	0.00%	1.35%	3.43%
	2010	58	33.57	1,961	0.00%	1.35%	23.23%
Touchstone Baron Small Cap Growth (Pinnacle IV)
	2014	79	33.38	2,624	0.00%	1.45%	2.35%
	2013	66	32.61	2,139	13.04%	1.45%	38.40%
	2012	65	23.56	1,539	17.04%	1.45%	17.43%
	2011	82	20.06	1,643	0.00%	1.45%	3.32%
	2010	108	19.42	2,097	0.00%	1.45%	23.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)
	2014	*-	$58.36	$17	0.00%	1.10%	2.71%
	2013	*-	56.82	17	12.64%	1.10%	38.89%
	2012	*-	40.91	13	36.44%	1.10%	11.90%
Touchstone Baron Small Cap Growth (Pinnacle V)
	2014	137	17.42	2,395	0.00%	1.55%	2.24%
	2013	135	17.04	2,302	13.28%	1.55%	38.26%
	2012	130	12.32	1,597	21.86%	1.55%	17.31%
	2011	126	10.50	1,325	0.00%	1.55%	3.22%
	2010	98	10.18	1,000	0.00%	1.55%	23.04%
Touchstone Baron Small Cap Growth (AdvantEdge)
	2014	28	19.19	535	0.00%	1.60%	2.19%
	2013	39	18.78	731	12.83%	1.60%	38.19%
	2012	41	13.59	555	18.28%	1.60%	17.25%
	2011	44	11.59	508	0.00%	1.60%	3.17%
	2010	31	11.24	344	0.00%	1.60%	22.93%
Touchstone Baron Small Cap Growth (AnnuiChoice II)
	2014	29	21.24	609	0.00%	1.15%	2.66%
	2013	37	20.69	762	9.81%	1.15%	38.82%
	2012	65	14.91	966	16.00%	1.15%	17.79%
	2011	112	12.65	1,413	0.00%	1.15%	3.64%
	2010	99	12.21	1,209	0.00%	1.15%	23.49%
Touchstone Baron Small Cap Growth (AnnuiChoice)
	2014	2	34.51	57	0.00%	1.00%	2.81%
	2013	3	33.56	109	6.25%	1.00%	39.03%
	2012	15	24.14	372	14.76%	1.00%	17.97%
	2011	25	20.46	505	0.00%	1.00%	3.79%
	2010	29	19.71	570	0.00%	1.00%	23.68%
Touchstone Baron Small Cap Growth (GrandMaster flex3)
	2014	14	30.72	430	0.00%	1.55%	2.24%
	2013	15	30.05	454	12.44%	1.55%	38.26%
	2012	17	21.73	369	14.54%	1.55%	17.31%
	2011	30	18.53	565	0.00%	1.55%	3.22%
	2010	34	17.95	615	0.00%	1.55%	22.99%
Touchstone Baron Small Cap Growth (Grandmaster)
	2014	53	27.03	1,433	0.00%	1.35%	2.45%
	2013	22	26.39	590	19.28%	1.35%	38.54%
	2012	5	19.05	100	10.97%	1.35%	17.55%
	2011	13	16.20	217	0.00%	1.35%	3.43%
	2010	23	15.67	366	0.00%	1.35%	23.24%
Touchstone Baron Small Cap Growth (IQ Annuity)
	2014	46	31.77	1,456	0.00%	1.45%	2.35%
	2013	49	31.04	1,536	12.84%	1.45%	38.40%
	2012	52	22.43	1,166	17.88%	1.45%	17.43%
	2011	60	19.10	1,137	0.00%	1.45%	3.32%
	2010	66	18.48	1,218	0.00%	1.45%	23.12%
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)
	2014	6	19.52	117	0.00%	1.15%	2.66%
	2013	*-	19.01	6	22.52%	1.15%	38.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle Plus)
	2014	25	$30.80	$766	0.00%	1.67%	2.12%
	2013	28	30.16	860	14.50%	1.67%	38.09%
	2012	22	21.84	483	15.08%	1.67%	17.17%
	2011	34	18.64	635	0.00%	1.67%	3.09%
	2010	68	18.08	1,235	0.00%	1.67%	22.84%
Touchstone Conservative ETF (AdvantEdge)
	2014	18	12.68	223	1.02%	1.60%	3.54%
	2013	29	12.25	355	6.82%	1.60%	6.76%
	2012	8	11.47	97	3.42%	1.60%	5.02%
	2011	8	10.92	91	2.86%	1.60%	1.79%
	2010	3	10.73	30	2.30%	1.60%	7.07%
Touchstone Conservative ETF (AnnuiChoice II)
	2014	27	14.61	390	1.15%	1.15%	4.02%
	2013	29	14.05	409	4.44%	1.15%	7.25%
	2012	30	13.10	393	2.76%	1.15%	5.50%
	2011	44	12.42	547	1.89%	1.15%	2.25%
	2010	46	12.14	556	2.25%	1.15%	7.56%
Touchstone Conservative ETF (AnnuiChoice)
	2014	1	15.07	12	1.22%	1.00%	4.17%
	2013	1	14.47	10	3.67%	1.00%	7.41%
	2012	1	13.47	13	2.21%	1.00%	5.66%
	2011	2	12.75	27	2.68%	1.00%	2.40%
	2010	1	12.45	11	2.28%	1.00%	7.72%
Touchstone Conservative ETF (GrandMaster flex3)
	2014	50	14.25	711	1.02%	1.55%	3.60%
	2013	58	13.75	794	4.39%	1.55%	6.82%
	2012	60	12.88	776	3.24%	1.55%	5.08%
	2011	66	12.25	808	1.24%	1.55%	1.84%
	2010	140	12.03	1,682	2.11%	1.55%	7.12%
Touchstone Conservative ETF (Grandmaster)
	2014	13	14.54	196	1.15%	1.35%	3.81%
	2013	14	14.01	197	3.87%	1.35%	7.04%
	2012	19	13.09	244	3.57%	1.35%	5.29%
	2011	17	12.43	210	1.86%	1.35%	2.04%
	2010	18	12.18	221	2.17%	1.35%	7.34%
Touchstone Conservative ETF (IQ Annuity)
	2014	86	14.39	1,238	1.13%	1.45%	3.70%
	2013	109	13.88	1,516	3.96%	1.45%	6.93%
	2012	144	12.98	1,869	3.28%	1.45%	5.18%
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
	2010	146	12.11	1,768	2.35%	1.45%	7.23%
Touchstone Conservative ETF (Pinnacle)
	2014	30	14.54	439	1.10%	1.35%	3.81%
	2013	33	14.01	466	4.20%	1.35%	7.04%
	2012	38	13.09	497	3.69%	1.35%	5.29%
	2011	32	12.43	400	1.61%	1.35%	2.04%
	2010	45	12.18	548	2.24%	1.35%	7.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle IV)
	2014	128	$14.40	$1,836	1.01%	1.45%	3.70%
	2013	199	13.88	2,761	4.24%	1.45%	6.93%
	2012	224	12.98	2,911	3.21%	1.45%	5.18%
	2011	260	12.34	3,211	1.77%	1.45%	1.94%
	2010	305	12.11	3,697	2.03%	1.45%	7.25%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2014	6	12.15	77	0.56%	1.15%	4.02%
	2011	*-	10.33	*-	0.00%	1.15%	2.25%
	2010	2	10.10	18	12.96%	1.15%	0.99%
Touchstone Conservative ETF (Pinnacle Plus)
	2014	44	14.07	625	0.76%	1.67%	3.47%
	2013	131	13.60	1,780	4.16%	1.67%	6.69%
	2012	152	12.75	1,937	3.36%	1.67%	4.95%
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
	2010	97	11.94	1,159	2.16%	1.67%	6.99%
Touchstone Conservative ETF Fund (Pinnacle V)
	2014	278	14.28	3,975	1.18%	1.55%	3.60%
	2013	270	13.79	3,723	4.40%	1.55%	6.82%
	2012	285	12.91	3,681	3.55%	1.55%	5.08%
	2011	255	12.28	3,128	2.00%	1.55%	1.84%
	2010	236	12.06	2,849	2.47%	1.55%	7.12%
Touchstone Active Bond (AdvantEdge)
	2014	17	12.44	216	2.68%	1.60%	2.16%
	2013	16	12.17	198	3.51%	1.60%	(3.75)%
	2012	17	12.65	210	6.43%	1.60%	3.59%
	2011	14	12.21	176	5.53%	1.60%	6.72%
	2010	11	11.44	125	5.58%	1.60%	5.85%
Touchstone Active Bond (AnnuiChoice II)
	2014	7	13.54	90	2.82%	1.15%	2.62%
	2013	6	13.19	80	3.55%	1.15%	(3.31)%
	2012	6	13.64	84	4.89%	1.15%	4.07%
	2011	9	13.11	120	4.86%	1.15%	7.20%
	2010	9	12.23	115	3.62%	1.15%	6.34%
Touchstone Active Bond (AnnuiChoice)
	2014	15	15.82	234	2.50%	1.00%	2.78%
	2013	16	15.39	240	3.41%	1.00%	(3.16)%
	2012	17	15.89	273	3.76%	1.00%	4.22%
	2011	38	15.25	583	5.61%	1.00%	7.37%
	2010	28	14.20	391	4.04%	1.00%	6.50%
Touchstone Active Bond (GrandMaster flex3)
	2014	4	14.29	50	2.09%	1.55%	2.21%
	2013	6	13.98	77	2.08%	1.55%	(3.70)%
	2012	13	14.51	192	4.56%	1.55%	3.64%
	2011	22	14.00	304	6.11%	1.55%	6.77%
	2010	13	13.11	167	2.74%	1.55%	5.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (Grandmaster)
	2014	11	$13.88	$152	2.47%	1.35%	2.42%
	2013	12	13.55	161	2.06%	1.35%	(3.50)%
	2012	29	14.04	406	3.93%	1.35%	3.85%
	2011	60	13.52	815	5.63%	1.35%	6.99%
	2010	45	12.64	572	3.77%	1.35%	6.12%
Touchstone Active Bond (IQ Annuity)
	2014	5	14.88	73	2.17%	1.45%	2.31%
	2013	6	14.54	92	2.76%	1.45%	(3.60)%
	2012	10	15.08	150	5.87%	1.45%	3.75%
	2011	10	14.54	152	4.56%	1.45%	6.88%
	2010	12	13.60	163	4.18%	1.45%	6.01%
Touchstone Active Bond (Pinnacle)
	2014	8	14.72	124	2.11%	1.35%	2.42%
	2013	11	14.37	159	3.58%	1.35%	(3.50)%
	2012	11	14.89	164	4.04%	1.35%	3.85%
	2011	22	14.34	314	5.83%	1.35%	6.99%
	2010	15	13.40	196	3.37%	1.35%	6.11%
Touchstone Active Bond (Pinnacle IV)
	2014	46	14.53	663	2.35%	1.45%	2.31%
	2013	67	14.20	952	2.90%	1.45%	(3.60)%
	2012	97	14.73	1,433	5.06%	1.45%	3.75%
	2011	135	14.20	1,917	5.26%	1.45%	6.88%
	2010	115	13.28	1,534	3.75%	1.45%	5.98%
Touchstone Active Bond (Pinnacle II Reduced M&E)
	2014	1	14.82	9	2.47%	1.10%	2.68%
	2013	1	14.44	9	3.44%	1.10%	(3.26)%
	2012	1	14.92	10	11.82%	1.10%	3.25%
Touchstone Active Bond (Pinnacle Plus Reduced M&E)
	2014	3	10.90	27	1.03%	1.15%	2.62%
	2013	7	10.62	72	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus)
	2014	7	13.24	96	2.11%	1.67%	2.09%
	2013	12	12.97	154	2.01%	1.67%	(3.81)%
	2012	32	13.49	434	5.24%	1.67%	3.52%
	2011	45	13.03	590	4.82%	1.67%	6.64%
	2010	47	12.22	569	4.19%	1.67%	5.78%
Touchstone Active Bond (PinnacleV)
	2014	85	12.82	1,089	2.91%	1.55%	2.21%
	2013	67	12.54	842	3.01%	1.55%	(3.70)%
	2012	91	13.02	1,191	6.04%	1.55%	3.64%
	2011	90	12.56	1,137	5.48%	1.55%	6.77%
	2010	69	11.77	817	4.48%	1.55%	5.95%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2014	12	19.40	239	0.00%	1.75%	5.61%
	2013	13	18.37	231	2.92%	1.75%	20.77%
	2012	15	15.21	229	1.85%	1.75%	10.61%
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
	2010	20	14.00	281	1.65%	1.75%	11.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2014	20	$19.06	$386	0.00%	2.05%	5.29%
	2013	23	18.11	424	2.58%	2.05%	20.40%
	2012	35	15.04	529	1.86%	2.05%	10.27%
	2011	37	13.64	506	1.33%	2.05%	(2.09)%
	2010	41	13.93	577	1.66%	2.05%	10.88%
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2014	19	18.95	362	0.00%	2.15%	5.18%
	2013	23	18.02	410	2.48%	2.15%	20.28%
	2012	37	14.98	550	1.91%	2.15%	10.16%
	2011	37	13.60	499	1.41%	2.15%	(2.19)%
	2010	37	13.91	511	1.66%	2.15%	10.80%
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2014	10	13.87	142	1.18%	2.05%	3.07%
	2013	10	13.46	138	4.47%	2.05%	6.28%
	2012	10	12.67	130	3.34%	2.05%	4.54%
	2011	11	12.12	134	1.87%	2.05%	1.32%
	2010	12	11.96	139	2.14%	2.05%	6.60%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2014	32	13.79	437	1.19%	2.15%	2.97%
	2013	32	13.40	425	4.41%	2.15%	6.17%
	2012	33	12.62	411	3.27%	2.15%	4.43%
	2011	35	12.08	420	1.92%	2.15%	1.22%
	2010	35	11.94	415	2.27%	2.15%	6.50%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2014	79	16.70	1,321	0.98%	2.05%	4.77%
	2013	180	15.94	2,864	1.85%	2.05%	13.94%
	2012	200	13.99	2,792	1.98%	2.05%	7.68%
	2011	212	12.99	2,757	2.04%	2.05%	(0.24)%
	2010	216	13.02	2,810	2.24%	2.05%	8.96%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2014	99	16.60	1,635	1.63%	2.15%	4.66%
	2013	106	15.86	1,689	1.64%	2.15%	13.82%
	2012	149	13.93	2,073	2.02%	2.15%	7.57%
	2011	151	12.95	1,950	2.05%	2.15%	(0.35)%
	2010	151	13.00	1,957	2.32%	2.15%	8.87%
Touchstone High Yield (AdvantEdge)
	2014	2	14.57	29	8.62%	1.60%	(0.99)%
	2013	2	14.72	30	13.10%	1.60%	3.07%
	2012	2	14.28	31	7.19%	1.60%	11.62%
	2011	2	12.79	29	15.28%	1.60%	4.39%
	2010	*-	12.25	5	132.36%	1.60%	10.85%
Touchstone High Yield (AnnuiChoice II)
	2014	2	15.44	29	13.40%	1.15%	(0.54)%
	2013	1	15.53	16	11.54%	1.15%	3.54%
	2012	1	15.00	21	10.01%	1.15%	12.14%
	2011	1	13.37	8	8.12%	1.15%	4.87%
	2010	1	12.75	10	9.71%	1.15%	11.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (AnnuiChoice)
	2014	4	$21.97	$88	7.99%	1.00%	(0.39)%
	2013	5	22.05	108	8.84%	1.00%	3.70%
	2012	10	21.27	216	6.37%	1.00%	12.31%
	2011	14	18.94	257	8.99%	1.00%	5.03%
	2010	14	18.03	255	11.45%	1.00%	11.53%
Touchstone High Yield (GrandMaster flex3)
	2014	7	20.09	136	8.22%	1.55%	(0.94)%
	2013	9	20.28	181	12.58%	1.55%	3.12%
	2012	10	19.67	199	6.98%	1.55%	11.68%
	2011	11	17.61	199	6.48%	1.55%	4.45%
	2010	21	16.86	351	7.32%	1.55%	10.91%
Touchstone High Yield (Grandmaster)
	2014	*-	16.78	8	4.19%	1.35%	(0.74)%
	2013	1	16.91	18	3.40%	1.35%	3.33%
	2012	7	16.36	122	6.40%	1.35%	11.91%
	2011	10	14.62	144	9.50%	1.35%	4.66%
	2010	9	13.97	127	10.22%	1.35%	11.13%
Touchstone High Yield (IQ Annuity)
	2014	6	21.12	131	6.94%	1.45%	(0.84)%
	2013	10	21.30	222	12.87%	1.45%	3.23%
	2012	11	20.63	234	6.36%	1.45%	11.79%
	2011	15	18.46	280	8.94%	1.45%	4.55%
	2010	16	17.65	281	8.37%	1.45%	11.02%
Touchstone High Yield (Pinnacle)
	2014	16	20.26	322	7.34%	1.35%	(0.74)%
	2013	22	20.41	440	10.90%	1.35%	3.33%
	2012	32	19.75	627	5.86%	1.35%	11.91%
	2011	50	17.65	882	7.26%	1.35%	4.66%
	2010	77	16.86	1,296	7.10%	1.35%	11.11%
Touchstone High Yield (Pinnacle IV)
	2014	48	20.00	963	6.95%	1.45%	(0.84)%
	2013	77	20.17	1,551	11.27%	1.45%	3.23%
	2012	107	19.54	2,085	6.53%	1.45%	11.79%
	2011	134	17.48	2,340	8.60%	1.45%	4.55%
	2010	152	16.72	2,540	8.98%	1.45%	11.04%
Touchstone High Yield (Pinnacle II Reduced M&E)
	2014	*-	20.41	4	8.53%	1.10%	(0.49)%
	2013	*-	20.51	5	13.04%	1.10%	3.59%
	2012	*-	19.80	5	13.94%	1.10%	8.50%
Touchstone High Yield (Pinnacle Plus Reduced M&E)
	2014	5	12.15	55	12.03%	1.15%	(0.54)%
	2013	1	12.22	17	26.43%	1.15%	3.54%
Touchstone High Yield (Pinnacle Plus)
	2014	26	17.31	448	12.58%	1.67%	(1.06)%
	2013	22	17.49	391	11.83%	1.67%	3.00%
	2012	28	16.99	483	7.37%	1.67%	11.54%
	2011	28	15.23	432	7.52%	1.67%	4.32%
	2010	41	14.60	598	8.17%	1.67%	10.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (PinnacleV)
	2014	29	$13.77	$397	7.59%	1.55%	(0.94)%
	2013	35	13.90	490	12.30%	1.55%	3.12%
	2012	42	13.48	563	7.62%	1.55%	11.68%
	2011	39	12.07	468	11.94%	1.55%	4.45%
	2010	20	11.56	234	11.28%	1.55%	10.92%
Touchstone Large Cap Core Equity (AdvantEdge)
	2014	11	15.32	168	1.04%	1.60%	13.09%
	2013	11	13.55	148	1.78%	1.60%	29.42%
	2012	7	10.47	78	1.86%	1.60%	10.27%
	2011	6	9.49	56	2.44%	1.60%	1.38%
	2010	3	9.37	25	2.06%	1.60%	10.41%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2014	10	16.57	172	1.18%	1.15%	13.61%
	2013	9	14.59	127	1.81%	1.15%	30.01%
	2012	6	11.22	63	1.82%	1.15%	10.78%
	2011	5	10.13	48	2.43%	1.15%	1.84%
	2010	2	9.95	21	2.52%	1.15%	10.91%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2014	2	18.99	36	0.93%	1.00%	13.78%
	2013	2	16.69	40	1.33%	1.00%	30.21%
	2012	3	12.82	41	1.36%	1.00%	10.95%
	2011	5	11.55	55	1.02%	1.00%	1.99%
	2010	12	11.33	134	1.60%	1.00%	11.08%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2014	2	19.41	40	0.67%	1.55%	13.15%
	2013	3	17.16	56	1.29%	1.55%	29.48%
	2012	5	13.25	61	1.56%	1.55%	10.33%
	2011	5	12.01	64	1.04%	1.55%	1.43%
	2010	13	11.84	152	1.48%	1.55%	10.46%
Touchstone Large Cap Core Equity (Grandmaster)
	2014	4	18.81	72	1.09%	1.35%	13.38%
	2013	3	16.59	43	0.52%	1.35%	29.75%
	2012	14	12.78	183	0.83%	1.35%	10.55%
	2011	45	11.56	524	1.39%	1.35%	1.63%
	2010	70	11.38	797	1.94%	1.35%	10.69%
Touchstone Large Cap Core Equity (IQ Annuity)
	2014	24	18.49	443	1.04%	1.45%	13.26%
	2013	24	16.32	394	1.52%	1.45%	29.61%
	2012	24	12.59	308	1.48%	1.45%	10.44%
	2011	31	11.40	358	1.72%	1.45%	1.53%
	2010	33	11.23	374	1.80%	1.45%	10.57%
Touchstone Large Cap Core Equity (Pinnacle)
	2014	82	19.60	1,601	0.96%	1.35%	13.38%
	2013	101	17.29	1,744	1.47%	1.35%	29.75%
	2012	111	13.32	1,474	1.55%	1.35%	10.55%
	2011	130	12.05	1,562	1.47%	1.35%	1.63%
	2010	184	11.86	2,177	1.83%	1.35%	10.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle IV)
	2014	36	$19.35	$705	0.97%	1.45%	13.26%
	2013	42	17.08	717	1.13%	1.45%	29.61%
	2012	74	13.18	975	1.48%	1.45%	10.44%
	2011	106	11.94	1,268	1.34%	1.45%	1.53%
	2010	175	11.76	2,054	1.54%	1.45%	10.62%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2014	3	19.74	54	1.04%	1.10%	13.66%
	2013	3	17.37	47	1.50%	1.10%	30.07%
	2012	3	13.35	38	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2014	8	17.48	146	0.92%	1.15%	13.61%
	2013	5	15.39	75	2.70%	1.15%	30.01%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2014	9	19.80	169	0.81%	1.67%	13.01%
	2013	17	17.52	297	1.30%	1.67%	29.33%
	2012	24	13.55	320	1.59%	1.67%	10.19%
	2011	26	12.30	322	1.37%	1.67%	1.30%
	2010	42	12.14	505	2.11%	1.67%	10.33%

Touchstone Large Cap Core Equity (PinnacleV)
	2014	47	13.37	628	1.01%	1.55%	13.15%
	2013	51	11.81	605	1.61%	1.55%	29.48%
	2012	45	9.12	412	1.26%	1.55%	10.33%
	2011	76	8.27	630	1.52%	1.55%	1.43%
	2010	102	8.15	830	2.10%	1.55%	10.42%
Touchstone Mid Cap Growth (AdvantEdge)
	2014	4	16.00	56	0.00%	1.60%	11.29%
	2013	4	14.37	58	1.92%	1.60%	32.66%
	2012	4	10.83	43	0.00%	1.60%	18.01%
	2011	1	9.18	8	0.18%	1.60%	(12.74)%
	2010	2	10.52	22	0.11%	1.60%	19.68%
Touchstone Mid Cap Growth (AnnuiChoice II)
	2014	7	18.66	133	0.00%	1.15%	11.80%
	2013	10	16.69	163	1.90%	1.15%	33.26%
	2012	10	12.53	124	0.00%	1.15%	18.55%
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
	2010	5	12.05	57	0.23%	1.15%	20.23%
Touchstone Mid Cap Growth (AnnuiChoice)
	2014	5	29.92	149	0.00%	1.00%	11.97%
	2013	5	26.72	141	1.92%	1.00%	33.47%
	2012	5	20.02	104	0.00%	1.00%	18.73%
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
	2010	8	19.21	157	0.18%	1.00%	20.41%
Touchstone Mid Cap Growth (GrandMaster flex3)
	2014	7	28.19	200	0.00%	1.55%	11.35%
	2013	9	25.31	229	1.70%	1.55%	32.73%
	2012	12	19.07	226	0.00%	1.55%	18.07%
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
	2010	17	18.50	309	0.23%	1.55%	19.74%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Grandmaster)
	2014	7	$23.76	$163	0.00%	1.35%	11.57%
	2013	20	21.29	434	2.69%	1.35%	32.99%
	2012	7	16.01	104	0.00%	1.35%	18.31%
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
	2010	15	15.47	239	0.24%	1.35%	19.99%
Touchstone Mid Cap Growth (IQ Annuity)
	2014	12	30.18	365	0.00%	1.45%	11.46%
	2013	13	27.07	338	1.91%	1.45%	32.86%
	2012	12	20.38	253	0.00%	1.45%	18.19%
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
	2010	14	19.73	274	0.23%	1.45%	19.86%
Touchstone Mid Cap Growth (Pinnacle)
	2014	12	27.25	332	0.00%	1.35%	11.57%
	2013	17	24.43	425	1.95%	1.35%	32.99%
	2012	17	18.37	303	0.00%	1.35%	18.31%
	2011	18	15.53	279	0.29%	1.35%	(12.52)%
	2010	23	17.75	415	0.21%	1.35%	20.00%
Touchstone Mid Cap Growth (Pinnacle IV)
	2014	36	26.91	969	(0.00)%	1.45%	11.46%
	2013	45	24.14	1,083	1.77%	1.45%	32.86%
	2012	53	18.17	962	0.00%	1.45%	18.19%
	2011	76	15.37	1,164	0.26%	1.45%	(12.61)%
	2010	114	17.59	2,012	0.21%	1.45%	19.85%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)
	2014	23	16.77	387	(0.00)%	1.15%	11.80%
	2013	8	15.00	117	1.66%	1.15%	33.26%
	2012	3	11.26	37	0.00%	1.15%	18.55%
Touchstone Mid Cap Growth (Pinnacle Plus)
	2014	11	27.28	293	0.00%	1.67%	11.21%
	2013	87	24.53	2,128	1.89%	1.67%	32.56%
	2012	96	18.51	1,774	0.00%	1.67%	17.92%
	2011	42	15.69	656	0.22%	1.67%	(12.81)%
	2010	81	18.00	1,467	0.25%	1.67%	19.60%
Touchstone Mid Cap Growth (PinnacleV)
	2014	12	15.08	185	0.00%	1.55%	11.35%
	2013	21	13.55	282	2.07%	1.55%	32.73%
	2012	17	10.21	171	0.00%	1.55%	18.07%
	2011	27	8.65	231	0.29%	1.55%	(12.70)%
	2010	34	9.90	335	0.25%	1.55%	19.71%
Touchstone Moderate ETF (AdvantEdge)
	2014	82	13.52	1,109	1.61%	1.60%	5.25%
	2013	86	12.84	1,102	1.94%	1.60%	14.46%
	2012	86	11.22	969	2.20%	1.60%	8.18%
	2011	74	10.37	763	2.09%	1.60%	0.21%
	2010	72	10.35	741	3.30%	1.60%	9.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AnnuiChoice II)
	2014	66	$13.69	$899	1.66%	1.15%	5.73%
	2013	67	12.95	864	1.87%	1.15%	14.98%
	2012	73	11.26	821	1.97%	1.15%	8.67%
	2011	79	10.36	815	2.15%	1.15%	0.67%
	2010	72	10.29	742	2.28%	1.15%	9.98%
Touchstone Moderate ETF (AnnuiChoice)
	2014	15	16.32	237	1.50%	1.00%	5.89%
	2013	26	15.42	394	1.72%	1.00%	15.16%
	2012	29	13.39	392	1.72%	1.00%	8.84%
	2011	41	12.30	501	1.97%	1.00%	0.82%
	2010	45	12.20	545	2.26%	1.00%	10.14%
Touchstone Moderate ETF (GrandMaster flex3)
	2014	60	15.43	926	1.53%	1.55%	5.30%
	2013	70	14.65	1,025	1.85%	1.55%	14.52%
	2012	78	12.79	999	1.74%	1.55%	8.23%
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
	2010	100	11.79	1,182	1.74%	1.55%	9.53%
Touchstone Moderate ETF (Grandmaster)
	2014	10	15.75	164	1.70%	1.35%	5.51%
	2013	8	14.93	117	1.63%	1.35%	14.75%
	2012	11	13.01	145	2.05%	1.35%	8.45%
	2011	11	11.99	133	1.96%	1.35%	0.47%
	2010	12	11.94	146	1.91%	1.35%	9.75%
Touchstone Moderate ETF (IQ Annuity)
	2014	85	15.59	1,322	1.61%	1.45%	5.41%
	2013	92	14.79	1,361	1.74%	1.45%	14.64%
	2012	116	12.90	1,493	1.90%	1.45%	8.34%
	2011	134	11.91	1,592	1.68%	1.45%	0.37%
	2010	194	11.86	2,298	2.10%	1.45%	9.64%
Touchstone Moderate ETF (Pinnacle)
	2014	35	15.75	549	1.58%	1.35%	5.51%
	2013	41	14.93	605	1.83%	1.35%	14.75%
	2012	46	13.01	601	1.92%	1.35%	8.45%
	2011	52	11.99	626	1.97%	1.35%	0.47%
	2010	57	11.94	681	2.04%	1.35%	9.78%
Touchstone Moderate ETF (Pinnacle IV)
	2014	140	15.59	2,188	1.33%	1.45%	5.41%
	2013	223	14.79	3,298	1.64%	1.45%	14.64%
	2012	317	12.90	4,095	1.79%	1.45%	8.34%
	2011	413	11.91	4,913	1.88%	1.45%	0.37%
	2010	493	11.86	5,844	2.29%	1.45%	9.61%
Touchstone Moderate ETF (Pinnacle II Reduced M&E)
	2014	1	15.86	13	1.59%	1.10%	5.78%
	2013	1	15.00	13	1.86%	1.10%	15.04%
	2012	1	13.04	13	3.92%	1.10%	3.60%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2014	31	13.65	427	2.88%	1.15%	5.73%
	2013	12	12.91	150	3.64%	1.15%	14.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus)
	2014	100	$15.24	$1,530	1.49%	1.67%	5.17%
	2013	145	14.49	2,108	1.84%	1.67%	14.38%
	2012	162	12.67	2,058	2.02%	1.67%	8.10%
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
	2010	217	11.70	2,541	2.15%	1.67%	9.40%
Touchstone Moderate ETF (Pinnacle V)
	2014	127	13.32	1,688	1.41%	1.55%	5.30%
	2013	160	12.65	2,020	1.99%	1.55%	14.52%
	2012	153	11.05	1,687	1.98%	1.55%	8.23%
	2011	163	10.21	1,661	1.96%	1.55%	0.26%
	2010	179	10.18	1,823	2.38%	1.55%	9.51%
Touchstone Money Market (AdvantEdge)
	2014	157	9.27	1,452	0.01%	1.60%	(1.59)%
	2013	197	9.42	1,857	0.01%	1.60%	(1.59)%
	2012	82	9.58	787	0.01%	1.60%	(1.60)%
	2011	24	9.73	229	0.03%	1.60%	(1.58)%
	2010	12	9.89	122	0.08%	1.60%	(1.42)%
Touchstone Money Market (AnnuiChoice II)
	2014	41	9.42	386	0.01%	1.15%	(1.14)%
	2013	55	9.53	526	0.01%	1.15%	(1.14)%
	2012	33	9.64	319	0.01%	1.15%	(1.15)%
	2011	32	9.75	310	0.01%	1.15%	(1.13)%
	2010	32	9.86	314	0.17%	1.15%	(0.97)%
Touchstone Money Market (AnnuiChoice)
	2014	40	10.88	436	0.01%	1.00%	(0.99)%
	2013	38	10.98	421	0.01%	1.00%	(0.99)%
	2012	47	11.09	522	0.01%	1.00%	(0.99)%
	2011	86	11.21	962	0.01%	1.00%	(0.98)%
	2010	74	11.32	839	0.18%	1.00%	(0.82)%
Touchstone Money Market (GrandMaster flex3)
	2014	158	10.05	1,585	0.01%	1.55%	(1.54)%
	2013	36	10.21	366	0.02%	1.55%	(1.54)%
	2012	43	10.37	450	0.01%	1.55%	(1.55)%
	2011	56	10.53	589	0.02%	1.55%	(1.53)%
	2010	84	10.70	900	0.12%	1.55%	(1.37)%
Touchstone Money Market (Grandmaster)
	2014	194	10.32	2,004	0.01%	1.35%	(1.34)%
	2013	186	10.46	1,947	0.01%	1.35%	(1.34)%
	2012	217	10.60	2,301	0.01%	1.35%	(1.35)%
	2011	312	10.74	3,348	0.02%	1.35%	(1.33)%
	2010	288	10.89	3,137	0.14%	1.35%	(1.17)%
Touchstone Money Market (IQ3)
	2014	694	10.28	7,136	0.01%	1.45%	(1.44)%
	2013	135	10.43	1,410	0.02%	1.45%	(1.44)%
	2012	136	10.59	1,443	0.01%	1.45%	(1.45)%
	2011	149	10.74	1,605	0.02%	1.45%	(1.43)%
	2010	220	10.90	2,397	0.11%	1.45%	(1.27)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle)
	2014	131	$10.31	$1,355	0.01%	1.35%	(1.34)%
	2013	177	10.45	1,852	0.01%	1.35%	(1.34)%
	2012	218	10.60	2,312	0.01%	1.35%	(1.35)%
	2011	285	10.74	3,061	0.01%	1.35%	(1.33)%
	2010	338	10.89	3,679	0.14%	1.35%	(1.13)%
Touchstone Money Market (Pinnacle IV)
	2014	167	10.18	1,704	0.01%	1.45%	(1.44)%
	2013	340	10.33	3,512	0.01%	1.45%	(1.44)%
	2012	407	10.48	4,271	0.01%	1.45%	(1.45)%
	2011	412	10.64	4,386	0.01%	1.45%	(1.43)%
	2010	568	10.79	6,125	0.17%	1.45%	(1.28)%
Touchstone Money Market (Pinnacle II Reduced M&E)
	2014	3	10.39	28	0.01%	1.10%	(1.09)%
	2013	3	10.50	28	0.01%	1.10%	(1.09)%
	2012	3	10.62	28	0.01%	1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus Reduced M&E)
	2014	18	9.53	168	0.01%	1.15%	(1.14)%
	2013	4	9.64	40	0.01%	1.15%	(1.14)%
	2012	*-	9.75	2	0.00%	1.15%	(1.15)%
Touchstone Money Market (Pinnacle Plus)
	2014	15	9.14	134	0.01%	1.67%	(1.66)%
	2013	41	9.30	386	0.01%	1.67%	(1.66)%
	2012	97	9.45	914	0.01%	1.67%	(1.67)%
	2011	112	9.61	1,075	0.01%	1.67%	(1.65)%
	2010	129	9.77	1,263	0.19%	1.67%	(1.49)%
Touchstone Money Market (Pinnacle V)
	2014	154	9.21	1,421	0.01%	1.55%	(1.54)%
	2013	277	9.35	2,592	0.01%	1.55%	(1.54)%
	2012	128	9.50	1,213	0.01%	1.55%	(1.55)%
	2011	75	9.64	722	0.01%	1.55%	(1.53)%
	2010	109	9.79	1,065	0.15%	1.55%	(1.41)%
Touchstone Third Avenue Value (AdvantEdge)
	2014	18	11.30	201	4.83%	1.60%	(4.44)%
	2013	23	11.82	275	3.77%	1.60%	22.37%
	2012	32	9.66	306	0.00%	1.60%	18.77%
	2011	34	8.13	273	2.20%	1.60%	(16.67)%
	2010	37	9.76	365	6.93%	1.60%	18.28%
Touchstone Third Avenue Value (AnnuiChoice II)
	2014	26	11.75	310	5.34%	1.15%	(4.01)%
	2013	30	12.24	365	4.21%	1.15%	22.93%
	2012	33	9.96	325	0.00%	1.15%	19.32%
	2011	44	8.35	368	2.14%	1.15%	(16.28)%
	2010	51	9.97	512	5.31%	1.15%	18.82%
Touchstone Third Avenue Value (AnnuiChoice)
	2014	13	20.29	259	5.08%	1.00%	(3.86)%
	2013	16	21.10	338	3.58%	1.00%	23.11%
	2012	24	17.14	412	0.00%	1.00%	19.50%
	2011	36	14.34	518	1.93%	1.00%	(16.16)%
	2010	53	17.11	903	4.71%	1.00%	19.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (GrandMaster flex3)
	2014	34	$19.20	$649	5.22%	1.55%	(4.40)%
	2013	42	20.08	839	4.36%	1.55%	22.43%
	2012	42	16.40	691	0.00%	1.55%	18.84%
	2011	59	13.80	809	2.12%	1.55%	(16.62)%
	2010	70	16.55	1,154	5.93%	1.55%	18.34%
Touchstone Third Avenue Value (Grandmaster)
	2014	41	17.00	702	5.50%	1.35%	(4.20)%
	2013	47	17.75	835	4.04%	1.35%	22.68%
	2012	56	14.47	808	0.00%	1.35%	19.08%
	2011	80	12.15	974	1.57%	1.35%	(16.45)%
	2010	152	14.54	2,204	6.05%	1.35%	18.58%
Touchstone Third Avenue Value (IQ Annuity)
	2014	76	18.95	1,449	5.44%	1.45%	(4.30)%
	2013	82	19.80	1,621	4.28%	1.45%	22.55%
	2012	86	16.16	1,390	0.00%	1.45%	18.96%
	2011	102	13.58	1,383	2.07%	1.45%	(16.54)%
	2010	126	16.27	2,046	6.42%	1.45%	18.46%
Touchstone Third Avenue Value (Pinnacle)
	2014	43	58.41	2,516	5.16%	1.35%	(4.20)%
	2013	50	60.97	3,075	4.14%	1.35%	22.68%
	2012	57	49.70	2,833	0.00%	1.35%	19.08%
	2011	68	41.74	2,846	1.93%	1.35%	(16.45)%
	2010	95	49.96	4,731	6.03%	1.35%	18.58%
Touchstone Third Avenue Value (Pinnacle IV)
	2014	103	19.71	2,039	4.43%	1.45%	(4.30)%
	2013	157	20.59	3,231	3.73%	1.45%	22.55%
	2012	218	16.80	3,669	0.00%	1.45%	18.96%
	2011	279	14.13	3,947	1.66%	1.45%	(16.54)%
	2010	487	16.92	8,238	5.94%	1.45%	18.43%
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)
	2014	1	58.84	73	5.65%	1.10%	(3.96)%
	2013	1	61.26	76	4.35%	1.10%	22.99%
	2012	1	49.81	63	0.00%	1.10%	4.25%
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)
	2014	18	12.91	230	9.31%	1.15%	(4.01)%
	2013	5	13.45	64	7.95%	1.15%	22.93%
Touchstone Third Avenue Value (Pinnacle Plus)
	2014	24	20.06	473	2.24%	1.67%	(4.51)%
	2013	43	21.01	902	4.04%	1.67%	22.28%
	2012	52	17.18	886	0.00%	1.67%	18.69%
	2011	59	14.48	850	1.70%	1.67%	(16.72)%
	2010	99	17.38	1,713	5.89%	1.67%	18.20%
Touchstone Third Avenue Value (Pinnacle V)
	2014	84	9.65	809	5.56%	1.55%	(4.40)%
	2013	87	10.10	880	3.85%	1.55%	22.43%
	2012	114	8.25	939	0.00%	1.55%	18.84%
	2011	162	6.94	1,122	1.95%	1.55%	(16.62)%
	2010	220	8.32	1,835	6.99%	1.55%	18.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class :
Fidelity VIP Balanced (Pinnacle)
	2014	74	$14.80	$1,094	1.41%	1.35%	8.77%
	2013	86	13.61	1,171	5.94%	1.35%	18.05%
	2012	96	11.53	1,106	6.71%	1.35%	13.51%
	2011	107	10.16	1,087	1.76%	1.35%	(4.91)%
	2010	134	10.68	1,431	2.79%	1.35%	6.80%
Fidelity VIP Overseas (Pinnacle)
	2014	12	9.29	110	1.08%	1.35%	(9.32)%
	2013	17	10.24	170	1.73%	1.35%	28.68%
	2012	17	7.96	139	2.38%	1.35%	19.10%
	2011	17	6.68	117	1.49%	1.35%	(18.28)%
	2010	23	8.18	190	1.52%	1.35%	11.61%
Fidelity VIP Overseas (Pinnacle IV)
	2014	17	9.22	155	1.27%	1.45%	(9.41)%
	2013	21	10.17	212	1.63%	1.45%	28.55%
	2012	25	7.91	202	2.18%	1.45%	18.98%
	2011	31	6.65	204	1.47%	1.45%	(18.36)%
	2010	41	8.15	337	1.19%	1.45%	11.51%
Fidelity VIP Equity-Income (Grandmaster)
	2014	110	78.99	8,703	2.74%	1.35%	7.25%
	2013	125	73.65	9,216	9.13%	1.35%	26.42%
	2012	138	58.26	8,049	9.45%	1.35%	15.72%
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
	2010	188	50.54	9,511	1.75%	1.35%	13.60%
Fidelity VIP Equity-Income (Pinnacle)
	2014	57	22.39	1,270	2.72%	1.35%	7.25%
	2013	65	20.88	1,357	8.84%	1.35%	26.42%
	2012	77	16.51	1,281	9.26%	1.35%	15.72%
	2011	100	14.27	1,425	2.43%	1.35%	(0.39)%
	2010	115	14.33	1,647	1.73%	1.35%	13.63%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2014	1	22.55	14	2.91%	1.10%	7.52%
	2013	1	20.97	13	9.51%	1.10%	26.74%
	2012	1	16.55	11	13.67%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2014	48	99.43	4,820	0.18%	1.35%	9.80%
	2013	58	90.56	5,216	0.35%	1.35%	34.50%
	2012	65	67.33	4,394	0.59%	1.35%	13.13%
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
	2010	87	60.21	5,257	0.61%	1.35%	22.50%
Fidelity VIP High Income (Grandmaster)
	2014	75	25.23	1,888	4.18%	1.35%	(0.21)%
	2013	122	25.28	3,081	5.54%	1.35%	4.52%
	2012	139	24.19	3,351	5.51%	1.35%	12.68%
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
	2010	170	20.92	3,551	7.44%	1.35%	12.29%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster)
	2014	74	$49.27	$3,623	1.46%	1.35%	4.41%
	2013	82	47.19	3,880	1.76%	1.35%	14.15%
	2012	92	41.35	3,816	2.16%	1.35%	10.96%
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
	2010	125	38.76	4,860	2.13%	1.35%	12.72%
Fidelity VIP II Contrafund (Grandmaster)
	2014	168	64.53	10,864	0.93%	1.35%	10.43%
	2013	194	58.43	11,307	1.06%	1.35%	29.52%
	2012	227	45.12	10,243	1.26%	1.35%	14.84%
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%
	2010	337	40.85	13,750	1.27%	1.35%	15.64%
Fidelity VIP II Contrafund (Pinnacle)
	2014	165	32.78	5,420	0.90%	1.35%	10.43%
	2013	199	29.68	5,898	1.04%	1.35%	29.52%
	2012	238	22.92	5,466	1.32%	1.35%	14.84%
	2011	283	19.96	5,640	0.96%	1.35%	(3.84)%
	2010	334	20.75	6,926	1.26%	1.35%	15.62%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2014	1	33.02	42	0.98%	1.10%	10.71%
	2013	1	29.82	38	1.12%	1.10%	29.84%
	2012	1	22.97	30	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2014	74	51.34	3,785	1.52%	1.35%	12.04%
	2013	87	45.83	3,999	2.86%	1.35%	30.46%
	2012	99	35.13	3,488	3.40%	1.35%	14.34%
	2011	113	30.72	3,458	4.34%	1.35%	0.67%
	2010	122	30.52	3,737	2.01%	1.35%	13.47%
Fidelity VIP II Index 500 (IQ3)
	2014	1	51.34	27	1.68%	1.45%	12.04%
	2013	1	45.83	24	2.93%	1.45%	30.46%
	2012	1	35.13	19	4.42%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle)
	2014	166	14.62	2,431	1.58%	1.35%	12.04%
	2013	194	13.05	2,526	2.85%	1.35%	30.46%
	2012	225	10.00	2,257	3.41%	1.35%	14.34%
	2011	253	8.75	2,217	4.30%	1.35%	0.67%
	2010	293	8.69	2,545	1.98%	1.35%	13.49%
Fidelity VIP II Index 500 (Pinnacle IV)
	2014	1	14.50	20	1.67%	1.45%	11.93%
	2013	1	12.96	18	2.17%	1.45%	30.33%
	2012	6	9.94	64	3.41%	1.45%	14.23%
	2011	7	8.70	64	4.44%	1.45%	0.56%
	2010	22	8.66	188	2.09%	1.45%	13.41%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2014	2	14.72	26	1.67%	1.10%	12.32%
	2013	2	13.11	23	2.92%	1.10%	30.79%
	2012	2	10.02	18	4.42%	1.10%	6.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2014	64	$13.18	$838	2.13%	1.35%	4.40%
	2013	69	12.62	872	3.26%	1.35%	(3.10)%
	2012	84	13.03	1,089	4.72%	1.35%	4.46%
	2011	100	12.47	1,242	5.89%	1.35%	5.89%
	2010	101	11.78	1,192	3.92%	1.35%	6.38%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2014	100	13.08	1,312	2.12%	1.45%	4.29%
	2013	107	12.54	1,346	3.26%	1.45%	(3.20)%
	2012	130	12.95	1,682	4.91%	1.45%	4.36%
	2011	142	12.41	1,762	5.53%	1.45%	5.78%
	2010	194	11.73	2,275	4.48%	1.45%	6.22%
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)
	2014	*-	13.27	5	2.23%	1.10%	4.66%
	2013	*-	12.68	4	3.60%	1.10%	(2.86)%
	2012	*-	13.06	5	8.52%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2014	2	13.54	33	2.03%	1.00%	4.77%
	2013	3	12.92	36	3.44%	1.00%	(2.76)%
	2012	3	13.29	41	6.38%	1.00%	4.83%
	2011	6	12.68	82	5.41%	1.00%	6.26%
	2010	8	11.93	95	3.77%	1.00%	6.73%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2014	3	12.97	41	1.90%	1.55%	4.19%
	2013	4	12.45	46	3.25%	1.55%	(3.30)%
	2012	5	12.88	58	4.61%	1.55%	4.25%
	2011	6	12.35	71	3.97%	1.55%	5.68%
	2010	17	11.69	201	4.37%	1.55%	6.14%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2014	35	35.15	1,216	2.14%	1.35%	4.40%
	2013	36	33.67	1,217	3.40%	1.35%	(3.10)%
	2012	40	34.75	1,405	4.68%	1.35%	4.46%
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
	2010	59	31.41	1,856	4.52%	1.35%	6.35%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2014	3	13.08	40	1.19%	1.45%	4.29%
	2013	10	12.54	123	3.56%	1.45%	(3.20)%
	2012	10	12.95	130	4.70%	1.45%	4.36%
	2011	12	12.41	143	5.92%	1.45%	5.78%
	2010	12	11.73	138	4.50%	1.45%	6.24%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2014	8	11.10	94	2.43%	1.15%	4.61%
	2013	4	10.61	41	7.32%	1.15%	(2.91)%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2014	*-	12.85	4	0.16%	1.67%	4.06%
	2013	9	12.35	116	2.75%	1.67%	(3.42)%
	2012	15	12.79	193	4.93%	1.67%	4.12%
	2011	16	12.28	197	5.62%	1.67%	5.55%
	2010	20	11.64	227	4.43%	1.67%	6.01%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP III Balanced (Grandmaster)
	2014	64	$24.11	$1,549	1.39%	1.35%	8.77%
	2013	76	22.17	1,675	5.99%	1.35%	18.05%
	2012	89	18.78	1,677	6.70%	1.35%	13.51%
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
	2010	116	17.40	2,011	2.43%	1.35%	16.48%
Fidelity VIP Overseas (AnnuiChoice)
	2014	*-	9.54	2	1.39%	1.00%	(9.00)%
	2013	*-	10.49	2	1.75%	1.00%	29.13%
	2012	*-	8.12	1	2.41%	1.00%	19.53%
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
	2010	1	8.29	4	1.02%	1.00%	11.99%
Fidelity VIP Overseas (Grandmaster flex3)
	2014	3	9.14	31	1.36%	1.55%	(9.50)%
	2013	3	10.10	34	1.44%	1.55%	28.42%
	2012	5	7.87	40	2.36%	1.55%	18.86%
	2011	5	6.62	35	0.93%	1.55%	(18.45)%
	2010	13	8.12	105	1.57%	1.55%	11.36%
Fidelity VIP Overseas (Grandmaster)
	2014	41	36.46	1,501	1.23%	1.35%	(9.32)%
	2013	50	40.21	2,027	1.70%	1.35%	28.68%
	2012	55	31.25	1,733	2.26%	1.35%	19.10%
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
	2010	70	32.10	2,258	1.58%	1.35%	11.59%
Fidelity VIP Overseas (IQ Annuity)
	2014	2	9.22	18	1.36%	1.45%	(9.41)%
	2013	2	10.17	20	1.77%	1.45%	28.55%
	2012	2	7.91	15	2.10%	1.45%	18.98%
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
	2010	3	8.15	20	1.57%	1.45%	11.48%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2014	*-	11.88	3	1.32%	1.15%	(9.13)%
	2013	*-	13.08	4	3.17%	1.15%	28.94%
Fidelity VIP Overseas (Pinnacle Plus)
	2014	7	9.06	63	1.35%	1.67%	(9.61)%
	2013	7	10.02	70	1.70%	1.67%	28.26%
	2012	9	7.81	71	2.09%	1.67%	18.72%
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
	2010	15	8.08	120	1.40%	1.67%	11.23%
Fidelity VIP Growth (Pinnacle)
	2014	31	14.56	456	0.09%	1.35%	9.69%
	2013	35	13.27	468	0.25%	1.35%	34.37%
	2012	42	9.88	415	0.45%	1.35%	12.99%
	2011	59	8.74	515	0.60%	1.35%	(1.21)%
	2010	76	8.85	675	0.49%	1.35%	22.41%
Fidelity VIP III Mid Cap (Grandmaster)
	2014	31	52.59	1,649	0.16%	1.35%	4.76%
	2013	32	50.20	1,628	13.18%	1.35%	34.23%
	2012	36	37.40	1,348	7.88%	1.35%	13.19%
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
	2010	50	37.51	1,861	0.57%	1.35%	26.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP III Mid Cap (Pinnacle)
	2014	47	$54.00	$2,539	0.15%	1.35%	4.76%
	2013	60	51.54	3,107	13.10%	1.35%	34.23%
	2012	68	38.40	2,599	7.81%	1.35%	13.19%
	2011	88	33.92	2,985	0.30%	1.35%	(11.92)%
	2010	107	38.51	4,133	0.57%	1.35%	26.96%
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E)
	2014	*-	54.39	8	0.18%	1.10%	5.03%
	2013	*-	51.79	7	13.67%	1.10%	34.57%
	2012	*-	38.48	5	16.73%	1.10%	1.30%
Fidelity VIP Asset Manager (IQ3)
	2014	11	16.25	183	1.08%	1.45%	4.01%
	2013	17	15.62	263	1.45%	1.45%	13.67%
	2012	21	13.74	293	1.98%	1.45%	10.60%
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
	2010	22	12.98	290	1.90%	1.45%	12.31%
Fidelity VIP Asset Manager (AdvantEdge)
	2014	6	12.82	80	1.25%	1.60%	3.85%
	2013	7	12.34	80	1.60%	1.60%	13.50%
	2012	7	10.88	75	2.17%	1.60%	10.43%
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
	2010	7	10.30	68	2.02%	1.60%	12.14%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2014	12	15.20	180	1.26%	1.15%	4.33%
	2013	12	14.57	179	1.61%	1.15%	14.01%
	2012	13	12.78	160	2.40%	1.15%	10.94%
	2011	9	11.52	109	1.91%	1.15%	(3.93)%
	2010	13	11.99	158	1.99%	1.15%	12.65%
Fidelity VIP Asset Manager (AnnuiChoice)
	2014	4	17.81	73	0.98%	1.00%	4.48%
	2013	6	17.05	98	1.61%	1.00%	14.19%
	2012	6	14.93	87	1.91%	1.00%	11.11%
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
	2010	8	13.97	106	1.69%	1.00%	12.82%
Fidelity VIP Asset Manager (GrandMaster flex3)
	2014	2	15.71	24	1.49%	1.55%	3.90%
	2013	2	15.12	23	1.65%	1.55%	13.55%
	2012	2	13.32	21	1.67%	1.55%	10.49%
	2011	2	12.05	29	1.63%	1.55%	(4.32)%
	2010	4	12.60	56	2.01%	1.55%	12.20%
Fidelity VIP Asset Manager (Pinnacle)
	2014	3	16.06	44	2.28%	1.35%	4.11%
	2013	*-	15.42	1	1.55%	1.35%	13.78%
	2012	*-	13.55	1	1.98%	1.35%	10.71%
	2011	*-	12.24	1	2.00%	1.35%	(4.12)%
	2010	*-	12.77	2	0.28%	1.35%	12.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV)
	2014	23	$15.88	$360	0.97%	1.45%	4.01%
	2013	20	15.27	311	1.79%	1.45%	13.67%
	2012	17	13.44	223	2.05%	1.45%	10.60%
	2011	18	12.15	220	2.04%	1.45%	(4.22)%
	2010	23	12.68	286	2.09%	1.45%	12.29%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2014	3	13.03	44	1.58%	1.15%	4.33%
	2013	1	12.49	14	3.04%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2014	5	16.22	82	1.14%	1.67%	3.78%
	2013	2	15.63	33	0.87%	1.67%	13.41%
	2012	7	13.78	99	2.08%	1.67%	10.35%
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
	2010	13	13.07	168	2.01%	1.67%	12.06%
Fidelity VIP Asset Manager (Pinnacle V)
	2014	28	13.26	376	1.21%	1.55%	3.90%
	2013	17	12.77	216	1.74%	1.55%	13.55%
	2012	14	11.24	163	2.15%	1.55%	10.49%
	2011	13	10.18	137	2.06%	1.55%	(4.32)%
	2010	16	10.63	173	2.39%	1.55%	12.15%
Fidelity VIP Balanced (AdvantEdge)
	2014	49	14.67	724	1.17%	1.60%	8.26%
	2013	61	13.55	821	6.09%	1.60%	17.38%
	2012	33	11.55	380	6.58%	1.60%	12.98%
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
	2010	15	10.80	159	2.24%	1.60%	15.88%
Fidelity VIP Balanced (AnnuiChoice II)
	2014	29	16.30	469	1.83%	1.15%	8.75%
	2013	17	14.98	256	5.83%	1.15%	17.91%
	2012	13	12.71	170	6.47%	1.15%	13.49%
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
	2010	11	11.78	134	2.32%	1.15%	16.40%
Fidelity VIP Balanced (AnnuiChoice)
	2014	16	19.90	315	1.34%	1.00%	8.92%
	2013	14	18.27	260	5.79%	1.00%	18.09%
	2012	16	15.47	253	6.71%	1.00%	13.67%
	2011	18	13.61	249	1.77%	1.00%	(4.78)%
	2010	19	14.30	277	2.02%	1.00%	16.58%
Fidelity VIP Balanced (GrandMaster flex3)
	2014	6	19.66	125	1.05%	1.55%	8.31%
	2013	13	18.15	238	5.62%	1.55%	17.44%
	2012	14	15.45	213	6.74%	1.55%	13.03%
	2011	25	13.67	343	1.76%	1.55%	(5.31)%
	2010	26	14.44	371	1.98%	1.55%	15.93%
Fidelity VIP Balanced (Grandmaster)
	2014	24	18.23	443	1.48%	1.35%	8.53%
	2013	24	16.79	401	5.78%	1.35%	17.67%
	2012	29	14.27	413	6.70%	1.35%	13.26%
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
	2010	39	13.28	519	2.65%	1.35%	16.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (IQ3)
	2014	12	$17.61	$211	1.18%	1.45%	8.42%
	2013	17	16.24	283	5.80%	1.45%	17.55%
	2012	21	13.81	285	6.67%	1.45%	13.15%
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
	2010	23	12.88	292	2.23%	1.45%	16.05%
Fidelity VIP Balanced (Pinnacle)
	2014	21	18.23	387	1.36%	1.35%	8.53%
	2013	19	16.79	327	5.76%	1.35%	17.67%
	2012	23	14.27	330	6.71%	1.35%	13.26%
	2011	34	12.60	423	2.03%	1.35%	(5.12)%
	2010	25	13.28	336	2.34%	1.35%	16.17%
Fidelity VIP Balanced (Pinnacle IV)
	2014	67	19.89	1,341	1.18%	1.45%	8.42%
	2013	72	18.35	1,317	5.72%	1.45%	17.55%
	2012	88	15.61	1,373	6.70%	1.45%	13.15%
	2011	118	13.79	1,632	1.52%	1.45%	(5.22)%
	2010	160	14.55	2,329	2.25%	1.45%	16.03%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2014	8	14.74	120	1.49%	1.15%	8.75%
Fidelity VIP Balanced (Pinnacle Plus)
	2014	24	18.09	439	1.19%	1.67%	8.18%
	2013	29	16.72	488	5.87%	1.67%	17.29%
	2012	32	14.26	461	6.67%	1.67%	12.89%
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
	2010	97	13.35	1,291	2.08%	1.67%	15.79%
Fidelity VIP Balanced (Pinnacle V)
	2014	85	13.84	1,169	1.24%	1.55%	8.31%
	2013	75	12.78	960	5.75%	1.55%	17.44%
	2012	95	10.88	1,028	6.70%	1.55%	13.03%
	2011	96	9.63	925	1.72%	1.55%	(5.31)%
	2010	107	10.17	1,085	2.42%	1.55%	15.99%
Fidelity VIP Contrafund (AdvantEdge)
	2014	131	14.85	1,948	0.70%	1.60%	9.87%
	2013	156	13.51	2,107	0.88%	1.60%	28.86%
	2012	155	10.49	1,621	1.18%	1.60%	14.27%
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%
	2010	126	9.59	1,207	1.27%	1.60%	15.06%
Fidelity VIP Contrafund (AnnuiChoice II)
	2014	55	17.18	938	0.81%	1.15%	10.37%
	2013	47	15.57	725	0.88%	1.15%	29.45%
	2012	45	12.02	545	1.06%	1.15%	14.80%
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
	2010	58	10.90	628	0.88%	1.15%	15.58%
Fidelity VIP Contrafund (AnnuiChoice)

	2014	35	26.68	927	0.74%	1.00%	10.54%
	2013	39	24.14	930	0.72%	1.00%	29.64%
	2012	58	18.62	1,087	1.04%	1.00%	14.97%
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
	2010	83	16.82	1,400	1.01%	1.00%	15.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3)
	2014	42	$24.82	$1,039	0.65%	1.55%	9.93%
	2013	52	22.58	1,174	0.94%	1.55%	28.93%
	2012	45	17.51	792	0.95%	1.55%	14.33%
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
	2010	85	16.00	1,364	1.00%	1.55%	15.12%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2014	1	24.24	13	0.76%	0.60%	10.99%
	2013	1	21.84	12	0.98%	0.60%	30.17%
	2012	*-	16.78	7	1.19%	0.60%	15.44%
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
	2010	*-	15.04	6	1.09%	0.60%	16.23%
Fidelity VIP Contrafund (IQ3)
	2014	85	22.65	1,920	0.74%	1.45%	10.04%
	2013	86	20.59	1,766	0.87%	1.45%	29.06%
	2012	92	15.95	1,475	1.10%	1.45%	14.45%
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
	2010	120	14.55	1,748	1.04%	1.45%	15.23%
Fidelity VIP Contrafund (Pinnacle IV)
	2014	187	25.95	4,853	0.64%	1.45%	10.04%
	2013	275	23.58	6,479	0.76%	1.45%	29.06%
	2012	383	18.27	7,004	1.04%	1.45%	14.45%
	2011	507	15.96	8,087	0.71%	1.45%	(4.19)%
	2010	663	16.66	11,053	1.06%	1.45%	15.22%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2014	32	17.00	543	1.13%	1.15%	10.37%
	2013	7	15.40	107	1.02%	1.15%	29.45%
	2012	3	11.90	34	2.22%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus)
	2014	76	24.64	1,868	0.64%	1.67%	9.79%
	2013	115	22.44	2,575	0.84%	1.67%	28.77%
	2012	135	17.43	2,356	1.13%	1.67%	14.19%
	2011	154	15.26	2,347	0.73%	1.67%	(4.40)%
	2010	192	15.96	3,068	1.10%	1.67%	14.98%
Fidelity VIP Contrafund (Pinnacle V)
	2014	514	14.48	7,444	0.75%	1.55%	9.93%
	2013	517	13.17	6,804	0.87%	1.55%	28.93%
	2012	538	10.22	5,492	1.14%	1.55%	14.33%
	2011	590	8.94	5,270	0.73%	1.55%	(4.29)%
	2010	714	9.34	6,670	1.29%	1.55%	15.17%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2014	*-	14.15	4	0.06%	1.15%	3.72%
	2013	1	13.64	12	12.89%	1.15%	36.37%
	2012	*-	10.00	1	13.81%	1.15%	17.21%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2014	2	14.32	35	0.10%	1.00%	3.88%
	2013	3	13.78	37	7.84%	1.00%	36.58%
	2012	3	10.09	27	7.41%	1.00%	17.39%
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
	2010	4	8.82	40	0.06%	1.00%	23.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2014	1	$13.93	$18	0.10%	1.35%	3.51%
	2013	1	13.46	18	7.82%	1.35%	36.10%
	2012	1	9.89	14	6.50%	1.35%	16.97%
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
	2010	2	8.71	18	0.06%	1.35%	23.39%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	6	13.37	86	7.80%	1.45%	35.96%
	2012	6	9.83	64	7.30%	1.45%	16.85%
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
	2010	7	8.68	60	0.06%	1.45%	23.26%
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2014	10	13.93	139	0.10%	1.35%	3.51%
	2013	11	13.46	143	7.62%	1.35%	36.10%
	2012	12	9.89	114	5.48%	1.35%	16.97%
	2011	21	8.46	176	0.10%	1.35%	(2.91)%
	2010	26	8.71	225	0.06%	1.35%	23.41%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	7	13.37	88	7.32%	1.45%	35.96%
	2012	8	9.83	79	6.59%	1.45%	16.85%
	2011	10	8.42	88	0.08%	1.45%	(3.01)%
	2010	20	8.68	170	0.07%	1.45%	23.32%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2014	6	13.59	79	0.01%	1.67%	3.17%
	2013	117	13.17	1,547	12.16%	1.67%	35.66%
	2012	16	9.71	159	9.22%	1.67%	16.59%
	2011	10	8.33	80	0.03%	1.67%	(3.22)%
	2010	79	8.60	677	0.06%	1.67%	22.99%
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2014	6	13.81	79	0.08%	1.55%	3.30%
	2013	11	13.37	141	8.59%	1.55%	35.82%
	2012	8	9.84	80	6.21%	1.55%	16.73%
	2011	12	8.43	99	0.11%	1.55%	(3.11)%
	2010	13	8.70	115	0.06%	1.55%	23.12%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2014	27	14.14	388	2.65%	1.15%	7.23%
	2013	29	13.19	385	9.42%	1.15%	26.36%
	2012	29	10.44	304	9.53%	1.15%	15.70%
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
	2010	37	9.07	332	1.82%	1.15%	13.60%
Fidelity VIP Equity-Income (AdvantEdge)
	2014	12	13.44	166	2.61%	1.60%	6.75%
	2013	13	12.59	167	9.01%	1.60%	25.78%
	2012	15	10.01	147	9.94%	1.60%	15.17%
	2011	14	8.69	124	2.51%	1.60%	(0.95)%
	2010	13	8.78	111	1.78%	1.60%	13.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice)
	2014	15	$18.63	$278	2.59%	1.00%	7.40%
	2013	16	17.35	278	8.48%	1.00%	26.55%
	2012	20	13.71	279	9.15%	1.00%	15.88%
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
	2010	31	11.87	367	1.60%	1.00%	13.77%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2014	9	18.47	160	2.52%	1.55%	6.80%
	2013	10	17.29	178	9.11%	1.55%	25.85%
	2012	11	13.74	153	9.08%	1.55%	15.23%
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
	2010	14	12.03	172	1.56%	1.55%	13.14%
Fidelity VIP Equity-Income (IQ3)
	2014	25	16.60	418	2.60%	1.45%	6.91%
	2013	28	15.53	442	8.98%	1.45%	25.98%
	2012	32	12.33	390	9.41%	1.45%	15.35%
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
	2010	38	10.77	407	1.64%	1.45%	13.25%
Fidelity VIP Equity-Income (Pinnacle IV)
	2014	71	18.53	1,313	2.36%	1.45%	6.91%
	2013	96	17.33	1,672	8.97%	1.45%	25.98%
	2012	109	13.76	1,495	9.23%	1.45%	15.35%
	2011	136	11.93	1,621	1.90%	1.45%	(0.80)%
	2010	211	12.02	2,538	1.59%	1.45%	13.22%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2014	20	16.92	333	3.24%	1.15%	7.23%
	2013	6	15.78	100	11.89%	1.15%	26.36%
	2012	2	12.49	28	13.41%	1.15%	15.70%
Fidelity VIP Equity-Income (Pinnacle Plus)
	2014	37	18.78	687	1.41%	1.67%	6.67%
	2013	128	17.60	2,251	12.06%	1.67%	25.70%
	2012	66	14.00	919	9.30%	1.67%	15.09%
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
	2010	90	12.29	1,103	1.63%	1.67%	13.00%
Fidelity VIP Equity-Income (Pinnacle V)
	2014	100	11.44	1,144	2.64%	1.55%	6.80%
	2013	106	10.71	1,136	9.75%	1.55%	25.85%
	2012	98	8.51	832	9.62%	1.55%	15.23%
	2011	100	7.39	740	2.55%	1.55%	(0.90)%
	2010	86	7.46	640	1.97%	1.55%	13.20%
Fidelity VIP Freedom 2010 (Advantedge)
	2014	10	12.76	122	1.60%	1.60%	2.55%
	2013	5	12.45	58	2.63%	1.60%	11.39%
	2012	5	11.17	56	2.97%	1.60%	9.79%
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
	2010	6	10.39	64	2.39%	1.60%	10.75%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2014	9	12.93	110	6.75%	1.15%	3.01%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster flex3)
	2014	1	$12.54	$8	1.40%	1.55%	2.60%
	2013	1	12.22	8	2.41%	1.55%	11.44%
	2012	1	10.96	11	3.15%	1.55%	9.85%
	2011	1	9.98	10	2.40%	1.55%	(1.97)%
	2010	1	10.18	11	3.35%	1.55%	10.80%
Fidelity VIP Freedom 2010 (GrandMaster)
	2014	1	12.73	15	1.36%	1.35%	2.81%
	2013	1	12.38	16	2.65%	1.35%	11.67%
	2012	1	11.09	14	2.41%	1.35%	10.07%
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
	2010	4	10.26	36	2.88%	1.35%	11.03%
Fidelity VIP Freedom 2010 (Pinnacle)
	2014	8	12.73	100	1.40%	1.35%	2.81%
	2013	8	12.38	97	2.67%	1.35%	11.67%
	2012	8	11.09	87	3.22%	1.35%	10.07%
	2011	7	10.08	74	4.76%	1.35%	(1.77)%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2014	22	12.63	275	0.87%	1.45%	2.70%
	2013	58	12.30	710	2.46%	1.45%	11.56%
	2012	79	11.03	868	3.12%	1.45%	9.96%
	2011	82	10.03	818	4.03%	1.45%	(1.87)%
	2010	15	10.22	150	2.85%	1.45%	10.93%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2014	1	12.42	15	5.58%	1.55%	2.47%
Fidelity VIP Freedom 2010 (Pinnacle V)
	2014	63	12.44	790	1.28%	1.55%	2.60%
	2013	73	12.13	886	2.61%	1.55%	11.44%
	2012	81	10.88	887	3.21%	1.55%	9.85%
	2011	77	9.91	767	2.45%	1.55%	(1.97)%
	2010	75	10.11	753	3.62%	1.55%	10.84%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2014	12	12.78	153	1.43%	1.60%	2.78%
	2013	12	12.44	149	3.10%	1.60%	12.28%
	2012	10	11.08	113	3.49%	1.60%	10.11%
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
	2010	11	10.28	115	3.09%	1.60%	10.98%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2014	2	12.87	20	1.43%	1.15%	3.25%
	2013	2	12.47	19	2.99%	1.15%	12.79%
	2012	2	11.05	18	4.09%	1.15%	10.61%
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
	2010	1	10.16	12	3.10%	1.15%	11.49%
Fidelity VIP Freedom 2015 (GrandMaster flex3)
	2014	1	12.48	8	1.41%	1.55%	2.84%
	2013	1	12.13	8	3.03%	1.55%	12.34%
	2012	1	10.80	7	3.60%	1.55%	10.16%
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
	2010	1	10.01	6	3.08%	1.55%	11.04%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2014	30	$12.57	$378	1.38%	1.45%	2.94%
	2013	39	12.22	472	3.01%	1.45%	12.45%
	2012	41	10.86	447	2.98%	1.45%	10.27%
	2011	73	9.85	724	2.31%	1.45%	(1.95)%
	2010	78	10.05	788	3.11%	1.45%	11.19%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2014	7	12.36	82	1.49%	1.67%	2.71%
	2013	7	12.03	87	3.00%	1.67%	12.20%
	2012	8	10.73	83	2.48%	1.67%	10.03%
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
	2010	19	9.96	193	3.11%	1.67%	10.91%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2014	55	12.37	674	1.42%	1.55%	2.84%
	2013	56	12.03	676	2.96%	1.55%	12.34%
	2012	63	10.71	672	3.36%	1.55%	10.16%
	2011	78	9.72	754	2.35%	1.55%	(2.05)%
	2010	80	9.92	793	3.58%	1.55%	11.01%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2014	*-	12.68	1	1.41%	1.60%	2.92%
	2013	*-	12.32	1	2.28%	1.60%	13.79%
	2012	*-	10.82	4	2.03%	1.60%	11.25%
	2011	1	9.73	11	2.34%	1.60%	(2.82)%
	2010	1	10.01	11	2.79%	1.60%	12.50%
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2014	5	12.64	63	1.54%	1.15%	3.39%
	2013	3	12.22	40	2.94%	1.15%	14.31%
	2012	3	10.69	35	3.08%	1.15%	11.76%
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
	2010	3	9.80	32	2.80%	1.15%	13.02%
Fidelity VIP Freedom 2020 (GrandMaster)
	2014	1	12.44	9	1.63%	1.35%	3.18%
	2013	1	12.06	7	1.82%	1.35%	14.08%
	2012	17	10.57	175	5.14%	1.35%	11.54%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2014	35	12.34	435	1.44%	1.45%	3.08%
	2013	35	11.98	422	2.95%	1.45%	13.96%
	2012	35	10.51	367	2.86%	1.45%	11.42%
	2011	43	9.43	402	2.60%	1.45%	(2.67)%
	2010	35	9.69	338	2.80%	1.45%	12.68%
Fidelity VIP Freedom 2020 (Pinnacle Plus)
	2014	1	12.13	17	1.35%	1.67%	2.85%
	2013	2	11.80	18	2.33%	1.67%	13.71%
	2012	5	10.38	50	2.45%	1.67%	11.17%
	2011	9	9.33	82	3.90%	1.67%	(2.89)%
	2010	2	9.61	18	2.87%	1.67%	12.42%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle V)
	2014	17	$12.12	$204	1.27%	1.55%	2.98%
	2013	25	11.77	297	2.99%	1.55%	13.84%
	2012	23	10.34	237	2.28%	1.55%	11.31%
	2011	49	9.29	457	2.46%	1.55%	(2.77)%
	2010	45	9.55	431	2.78%	1.55%	12.57%
Fidelity VIP Freedom 2025 (Advantedge)
	2014	*-	13.20	1	1.40%	1.60%	3.18%
	2013	*-	12.80	1	2.49%	1.60%	17.80%
	2012	*-	10.86	4	1.84%	1.60%	12.95%
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
	2010	1	10.01	11	2.63%	1.60%	13.63%
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2014	1	12.81	9	1.46%	1.45%	3.33%
	2013	1	12.40	6	3.27%	1.45%	17.98%
	2012	1	10.51	5	2.43%	1.45%	13.13%
	2011	1	9.29	7	3.28%	1.45%	(3.76)%
	2010	*-	9.65	3	2.63%	1.45%	13.76%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2014	36	12.57	451	1.51%	1.55%	3.23%
	2013	30	12.17	360	3.73%	1.55%	17.86%
	2012	17	10.33	173	2.95%	1.55%	13.01%
	2011	15	9.14	133	2.44%	1.55%	(3.86)%
	2010	11	9.51	107	3.08%	1.55%	13.72%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2014	*-	12.40	3	1.38%	1.45%	3.23%
	2013	*-	12.01	3	2.74%	1.45%	19.65%
	2012	*-	10.04	4	2.91%	1.45%	13.50%
	2011	*-	8.84	3	2.18%	1.45%	(4.23)%
	2010	*-	9.23	3	2.50%	1.45%	14.17%
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E)
	2014	2	14.25	23	6.00%	1.15%	3.54%
Fidelity VIP Freedom 2030 (Pinnacle Plus)
	2014	1,370	12.19	16,693	5.71%	1.67%	3.00%
	2013	*-	11.83	3	2.95%	1.67%	19.38%
	2012	*-	9.91	3	2.91%	1.67%	13.25%
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
	2010	*-	9.16	3	2.48%	1.67%	13.96%
Fidelity VIP Freedom 2030 (Pinnacle V)
	2014	15	12.14	176	1.35%	1.55%	3.12%
	2013	15	11.77	173	3.22%	1.55%	19.53%
	2012	12	9.85	119	2.82%	1.55%	13.39%
	2011	13	8.68	113	2.08%	1.55%	(4.33)%
	2010	14	9.08	131	2.37%	1.55%	14.14%
Fidelity VIP Growth (AnnuiChoice II)
	2014	21	17.56	361	0.00%	1.15%	9.74%
	2013	18	16.00	295	0.11%	1.15%	34.44%
	2012	22	11.90	260	0.41%	1.15%	13.08%
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
	2010	18	10.65	187	0.36%	1.15%	22.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster)
	2014	37	$15.35	$567	0.00%	1.35%	9.52%
	2013	41	14.02	575	0.12%	1.35%	34.17%
	2012	37	10.45	383	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge)
	2014	7	14.29	94	0.00%	1.60%	9.24%
	2013	9	13.08	118	0.11%	1.60%	33.83%
	2012	10	9.78	95	0.43%	1.60%	12.56%
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
	2010	7	8.83	65	0.36%	1.60%	21.88%
Fidelity VIP Growth (AnnuiChoice)
	2014	5	17.18	93	0.00%	1.00%	9.90%
	2013	5	15.63	77	0.09%	1.00%	34.64%
	2012	9	11.61	101	0.35%	1.00%	13.25%
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
	2010	20	10.36	206	0.35%	1.00%	22.63%
Fidelity VIP Growth (GrandMaster flex3)
	2014	4	19.26	70	0.00%	1.55%	9.29%
	2013	5	17.62	82	0.11%	1.55%	33.90%
	2012	5	13.16	66	0.33%	1.55%	12.62%
	2011	7	11.69	78	0.50%	1.55%	(1.58)%
	2010	9	11.87	104	0.34%	1.55%	21.95%
Fidelity VIP Growth (IQ3)
	2014	11	12.77	136	0.00%	1.45%	9.40%
	2013	11	11.67	128	0.11%	1.45%	34.03%
	2012	13	8.71	116	0.37%	1.45%	12.74%
	2011	14	7.73	111	0.49%	1.45%	(1.48)%
	2010	15	7.84	117	0.31%	1.45%	22.07%
Fidelity VIP Growth (Pinnacle)
	2014	5	15.35	79	0.00%	1.35%	9.52%
	2013	6	14.02	84	0.10%	1.35%	34.17%
	2012	8	10.45	83	0.46%	1.35%	12.85%
	2011	9	9.26	85	0.65%	1.35%	(1.38)%
	2010	10	9.39	92	0.45%	1.35%	22.20%
Fidelity VIP Growth (Pinnacle IV)
	2014	31	17.41	535	0.00%	1.45%	9.40%
	2013	34	15.91	541	0.10%	1.45%	34.03%
	2012	51	11.87	600	0.33%	1.45%	12.74%
	2011	67	10.53	709	0.46%	1.45%	(1.48)%
	2010	110	10.69	1,179	0.38%	1.45%	22.11%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2014	1	17.86	14	0.00%	1.15%	9.74%
	2013	*-	16.28	3	0.22%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus)
	2014	20	19.39	389	0.00%	1.67%	9.16%
	2013	23	17.76	411	0.05%	1.67%	33.73%
	2012	107	13.28	1,424	0.62%	1.67%	12.48%
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
	2010	32	12.01	379	0.42%	1.67%	21.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle V)
	2014	31	$14.95	$461	0.00%	1.55%	9.29%
	2013	38	13.67	520	0.14%	1.55%	33.90%
	2012	50	10.21	516	0.38%	1.55%	12.62%
	2011	50	9.07	449	0.51%	1.55%	(1.58)%
	2010	31	9.21	282	0.45%	1.55%	21.90%
Fidelity VIP High Income (AdvantEdge)
	2014	3	14.19	43	0.66%	1.60%	(0.71)%
	2013	44	14.29	622	5.38%	1.60%	4.01%
	2012	51	13.74	703	5.64%	1.60%	12.14%
	2011	56	12.25	690	6.95%	1.60%	2.06%
	2010	56	12.01	675	12.24%	1.60%	11.86%
Fidelity VIP High Income (AnnuiChoice II)
	2014	8	15.10	122	7.55%	1.15%	(0.26)%
	2013	4	15.14	66	4.78%	1.15%	4.48%
	2012	6	14.49	81	6.07%	1.15%	12.66%
	2011	5	12.86	67	8.54%	1.15%	2.53%
	2010	3	12.55	40	7.21%	1.15%	12.37%
Fidelity VIP High Income (AnnuiChoice)
	2014	10	21.61	220	5.72%	1.00%	(0.10)%
	2013	9	21.64	201	5.72%	1.00%	4.64%
	2012	10	20.68	201	4.82%	1.00%	12.83%
	2011	15	18.33	266	5.48%	1.00%	2.68%
	2010	24	17.85	421	8.27%	1.00%	12.54%
Fidelity VIP High Income (GrandMaster flex3)
	2014	6	18.95	111	0.63%	1.55%	(0.66)%
	2013	92	19.08	1,749	5.79%	1.55%	4.06%
	2012	94	18.33	1,721	5.73%	1.55%	12.20%
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
	2010	96	16.00	1,533	11.70%	1.55%	11.91%
Fidelity VIP High Income (IQ3)
	2014	16	17.06	280	0.39%	1.45%	(0.56)%
	2013	407	17.15	6,976	5.77%	1.45%	4.17%
	2012	417	16.47	6,866	5.87%	1.45%	12.31%
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
	2010	459	14.34	6,577	11.04%	1.45%	12.03%
Fidelity VIP High Income (Pinnacle)
	2014	2	16.82	42	5.05%	1.35%	(0.46)%
	2013	3	16.90	48	5.65%	1.35%	4.27%
	2012	3	16.21	50	5.21%	1.35%	12.43%
	2011	4	14.42	57	5.43%	1.35%	2.32%
	2010	6	14.09	89	4.15%	1.35%	12.15%
Fidelity VIP High Income (Pinnacle IV)
	2014	13	19.18	252	3.75%	1.45%	(0.56)%
	2013	29	19.29	557	5.30%	1.45%	4.17%
	2012	35	18.52	645	5.62%	1.45%	12.31%
	2011	39	16.49	641	5.88%	1.45%	2.22%
	2010	57	16.13	912	7.09%	1.45%	12.03%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2014	*-	12.09	1	0.22%	1.15%	(0.26)%
	2013	2	12.12	29	0.85%	1.15%	4.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle Plus)
	2014	10	$17.41	$171	4.18%	1.67%	(0.78)%
	2013	16	17.54	279	2.03%	1.67%	3.93%
	2012	88	16.88	1,492	9.50%	1.67%	12.06%
	2011	16	15.06	248	6.50%	1.67%	1.99%
	2010	19	14.77	278	9.37%	1.67%	11.78%
Fidelity VIP High Income (Pinnacle V)
	2014	30	13.43	409	4.31%	1.55%	(0.66)%
	2013	33	13.52	451	6.08%	1.55%	4.06%
	2012	31	12.99	397	6.24%	1.55%	12.20%
	2011	27	11.58	309	6.41%	1.55%	2.11%
	2010	31	11.34	354	8.54%	1.55%	11.91%
Fidelity VIP II Index 500 (Pinnacle)
	2014	51	14.34	738	1.98%	1.35%	11.76%
	2013	40	12.83	507	2.03%	1.35%	30.13%
	2012	77	9.86	759	3.42%	1.35%	14.06%
	2011	52	8.64	452	4.05%	1.35%	0.41%
	2010	60	8.61	514	1.79%	1.35%	13.20%
Fidelity VIP II Index 500 (Pinnacle IV)
	2014	202	14.23	2,880	1.79%	1.45%	11.65%
	2013	200	12.74	2,552	2.75%	1.45%	30.00%
	2012	275	9.80	2,693	3.25%	1.45%	13.95%
	2011	298	8.60	2,565	4.19%	1.45%	0.31%
	2010	399	8.58	3,423	1.72%	1.45%	13.11%
Fidelity VIP II Index 500 (Pinnacle V)
	2014	412	13.85	5,706	1.79%	1.55%	11.53%
	2013	325	12.42	4,037	2.86%	1.55%	29.87%
	2012	200	9.56	1,910	3.28%	1.55%	13.83%
	2011	194	8.40	1,631	4.16%	1.55%	0.21%
	2010	196	8.38	1,647	2.14%	1.55%	12.95%
Fidelity VIP Index 500 (AdvantEdge)
	2014	67	15.52	1,042	1.54%	1.60%	11.48%
	2013	65	13.92	904	2.73%	1.60%	29.80%
	2012	56	10.73	596	3.33%	1.60%	13.77%
	2011	51	9.43	480	4.17%	1.60%	0.16%
	2010	43	9.41	408	2.17%	1.60%	12.90%
Fidelity VIP Index 500 (AnnuiChoice II)
	2014	79	14.56	1,144	1.81%	1.15%	11.99%
	2013	52	13.01	676	2.72%	1.15%	30.39%
	2012	46	9.97	455	3.38%	1.15%	14.30%
	2011	32	8.73	280	4.21%	1.15%	0.62%
	2010	34	8.67	296	1.98%	1.15%	13.41%
Fidelity VIP Index 500 (AnnuiChoice)
	2014	21	18.54	388	1.47%	1.00%	12.16%
	2013	21	16.53	349	2.36%	1.00%	30.59%
	2012	37	12.66	473	3.22%	1.00%	14.47%
	2011	41	11.06	456	4.07%	1.00%	0.77%
	2010	44	10.97	482	1.80%	1.00%	13.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (Grandmaster flex3)
	2014	28	$14.12	$401	1.55%	1.55%	11.53%
	2013	29	12.66	368	2.65%	1.55%	29.87%
	2012	33	9.75	324	3.33%	1.55%	13.83%
	2011	35	8.56	303	4.26%	1.55%	0.21%
	2010	63	8.54	542	1.81%	1.55%	12.95%
Fidelity VIP Index 500 (Grandmaster)
	2014	178	14.34	2,555	2.63%	1.35%	11.76%
	2013	96	12.83	1,228	1.99%	1.35%	30.13%
	2012	183	9.86	1,806	3.44%	1.35%	14.06%
Fidelity VIP Index 500 (IQ3)
	2014	53	16.00	854	1.50%	1.45%	11.65%
	2013	50	14.33	720	2.72%	1.45%	30.00%
	2012	50	11.02	547	3.23%	1.45%	13.95%
	2011	53	9.67	513	4.10%	1.45%	0.31%
	2010	56	9.64	542	1.87%	1.45%	13.07%
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2014	31	17.87	553	1.93%	1.15%	11.99%
	2013	7	15.96	104	3.08%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2014	52	20.61	1,079	1.61%	1.67%	11.40%
	2013	65	18.50	1,211	1.93%	1.67%	29.71%
	2012	163	14.26	2,319	3.56%	1.67%	13.69%
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
	2010	107	12.53	1,343	1.89%	1.67%	12.82%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2014	65	12.54	810	2.06%	1.60%	3.93%
	2013	60	12.06	727	3.89%	1.60%	(3.63)%
	2012	44	12.52	552	5.38%	1.60%	3.91%
	2011	34	12.05	414	6.56%	1.60%	5.33%
	2010	18	11.44	203	5.85%	1.60%	5.83%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2014	52	13.51	699	2.41%	1.15%	4.40%
	2013	36	12.94	463	3.89%	1.15%	(3.19)%
	2012	26	13.36	351	4.92%	1.15%	4.38%
	2011	26	12.80	336	6.29%	1.15%	5.81%
	2010	19	12.10	229	4.96%	1.15%	6.31%
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2014	13	16.76	213	2.00%	1.00%	4.56%
	2013	13	16.03	206	3.22%	1.00%	(3.05)%
	2012	14	16.54	240	3.63%	1.00%	4.54%
	2011	32	15.82	505	5.37%	1.00%	5.97%
	2010	44	14.93	655	3.78%	1.00%	6.47%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2014	6	13.66	85	1.37%	1.55%	3.98%
	2013	11	13.13	147	0.75%	1.55%	(3.58)%
	2012	90	13.62	1,226	6.68%	1.55%	3.96%
	2011	28	13.10	362	4.88%	1.55%	5.38%
	2010	51	12.43	628	4.76%	1.55%	5.88%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster)
	2014	31	$12.93	$395	1.93%	1.35%	4.19%
	2013	38	12.41	466	3.23%	1.35%	(3.39)%
	2012	42	12.84	540	5.71%	1.35%	4.17%
	2011	29	12.33	358	4.87%	1.35%	5.60%
	2010	50	11.67	585	4.45%	1.35%	6.10%
Fidelity VIP Investment Grade Bond (IQ3)
	2014	26	16.05	421	1.82%	1.45%	4.09%
	2013	33	15.42	516	3.12%	1.45%	(3.49)%
	2012	40	15.97	638	5.01%	1.45%	4.07%
	2011	42	15.35	652	5.72%	1.45%	5.49%
	2010	45	14.55	648	4.39%	1.45%	5.99%
Fidelity VIP Investment Grade Bond (Pinnacle)
	2014	13	13.96	186	1.87%	1.35%	4.19%
	2013	14	13.39	186	3.06%	1.35%	(3.39)%
	2012	17	13.86	236	4.46%	1.35%	4.17%
	2011	23	13.31	305	4.99%	1.35%	5.60%
	2010	48	12.60	604	3.57%	1.35%	6.06%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2014	72	13.81	995	1.67%	1.45%	4.09%
	2013	98	13.26	1,303	2.66%	1.45%	(3.49)%
	2012	155	13.74	2,127	4.63%	1.45%	4.07%
	2011	181	13.21	2,396	5.46%	1.45%	5.49%
	2010	220	12.52	2,759	4.55%	1.45%	6.00%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2014	2	14.06	29	1.97%	1.10%	4.46%
	2013	2	13.46	29	3.36%	1.10%	(3.14)%
	2012	2	13.90	32	8.22%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2014	7	10.99	81	1.68%	1.15%	4.40%
	2013	4	10.52	41	3.28%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2014	6	13.42	78	1.53%	1.67%	3.86%
	2013	17	12.92	215	0.74%	1.67%	(3.70)%
	2012	151	13.41	2,024	6.95%	1.67%	3.83%
	2011	38	12.92	488	5.79%	1.67%	5.25%
	2010	37	12.27	454	3.81%	1.67%	5.75%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2014	513	12.77	6,545	2.14%	1.55%	3.98%
	2013	443	12.28	5,437	4.02%	1.55%	(3.58)%
	2012	310	12.74	3,949	5.18%	1.55%	3.96%
	2011	263	12.25	3,228	5.70%	1.55%	5.38%
	2010	299	11.63	3,471	5.35%	1.55%	5.92%
Fidelity VIP Mid Cap (AdvantEdge)
	2014	47	15.36	726	0.02%	1.60%	4.34%
	2013	58	14.73	853	13.13%	1.60%	33.70%
	2012	65	11.01	720	8.54%	1.60%	12.72%
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
	2010	38	11.14	420	0.51%	1.60%	26.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II)
	2014	34	$17.61	$596	0.02%	1.15%	4.81%
	2013	33	16.80	547	13.45%	1.15%	34.31%
	2012	34	12.51	431	6.20%	1.15%	13.24%
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
	2010	40	12.54	507	0.44%	1.15%	27.10%
Fidelity VIP Mid Cap (AnnuiChoice)
	2014	9	34.47	295	0.02%	1.00%	4.97%
	2013	11	32.84	352	11.93%	1.00%	34.51%
	2012	15	24.42	377	6.07%	1.00%	13.41%
	2011	31	21.53	662	0.21%	1.00%	(11.74)%
	2010	29	24.39	699	0.43%	1.00%	27.29%
Fidelity VIP Mid Cap (GrandMaster flex3)
	2014	10	31.13	302	0.02%	1.55%	4.39%
	2013	15	29.82	442	13.84%	1.55%	33.77%
	2012	15	22.29	323	7.20%	1.55%	12.78%
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
	2010	30	22.52	665	0.45%	1.55%	26.58%
Fidelity VIP Mid Cap (Grandmaster)
	2014	16	26.11	427	0.02%	1.35%	4.60%
	2013	16	24.96	401	13.93%	1.35%	34.04%
	2012	16	18.62	295	8.43%	1.35%	13.01%
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
	2010	39	18.74	728	0.44%	1.35%	26.84%
Fidelity VIP Mid Cap (IQ Annuity)
	2014	32	31.49	1,012	0.02%	1.45%	4.50%
	2013	36	30.14	1,081	13.60%	1.45%	33.90%
	2012	37	22.51	830	8.21%	1.45%	12.89%
	2011	43	19.94	862	0.19%	1.45%	(12.14)%
	2010	47	22.69	1,069	0.46%	1.45%	26.71%
Fidelity VIP Mid Cap (Pinnacle)
	2014	30	15.25	450	0.02%	1.35%	4.60%
	2013	33	14.58	488	13.71%	1.35%	34.04%
	2012	34	10.88	366	8.50%	1.35%	13.01%
	2011	37	9.63	355	0.16%	1.35%	(12.05)%
	2010	55	10.95	602	0.44%	1.35%	26.87%
Fidelity VIP Mid Cap (Pinnacle IV)
	2014	40	32.04	1,294	0.02%	1.45%	4.50%
	2013	67	30.66	2,065	12.49%	1.45%	33.90%
	2012	91	22.90	2,083	7.27%	1.45%	12.89%
	2011	139	20.28	2,818	0.17%	1.45%	(12.14)%
	2010	184	23.08	4,237	0.44%	1.45%	26.69%
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E)
	2014	*-	15.37	2	0.00%	1.10%	4.87%
	2013	*-	14.65	2	12.83%	1.10%	34.38%
	2012	*-	10.90	2	16.61%	1.10%	1.19%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2014	38	14.58	547	0.03%	1.15%	4.81%
	2013	5	13.91	71	14.50%	1.15%	34.31%
	2012	4	10.36	45	16.69%	1.15%	13.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus)
	2014	21	$30.86	$639	0.01%	1.67%	4.26%
	2013	88	29.60	2,610	16.73%	1.67%	33.60%
	2012	51	22.16	1,139	7.58%	1.67%	12.64%
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
	2010	118	22.44	2,645	0.42%	1.67%	26.43%
Fidelity VIP Mid Cap (Pinnacle V)
	2014	140	14.90	2,088	0.02%	1.55%	4.39%
	2013	157	14.27	2,241	13.35%	1.55%	33.77%
	2012	155	10.67	1,657	7.66%	1.55%	12.78%
	2011	208	9.46	1,964	0.21%	1.55%	(12.23)%
	2010	187	10.78	2,017	0.47%	1.55%	26.59%
Fidelity VIP Overseas (AdvantEdge)
	2014	41	9.28	377	1.15%	1.60%	(9.76)%
	2013	38	10.29	386	1.39%	1.60%	28.09%
	2012	45	8.03	358	2.12%	1.60%	18.44%
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
	2010	31	8.34	254	1.61%	1.60%	11.03%
Fidelity VIP Overseas (AnnuiChoice II)
	2014	18	11.04	203	1.14%	1.15%	(9.35)%
	2013	19	12.18	229	1.51%	1.15%	28.67%
	2012	18	9.47	175	2.03%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice)
	2014	11	16.77	188	1.05%	1.00%	(9.21)%
	2013	13	18.47	235	1.68%	1.00%	28.87%
	2012	10	14.34	140	1.37%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3)
	2014	7	14.68	105	0.98%	1.55%	(9.72)%
	2013	9	16.25	140	1.44%	1.55%	28.15%
	2012	9	12.68	120	1.92%	1.55%	18.50%
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
	2010	18	13.15	243	1.24%	1.55%	11.08%
Fidelity VIP Overseas (GrandMaster)
	2014	23	9.11	210	0.57%	1.35%	(9.53)%
	2013	79	10.07	794	2.18%	1.35%	28.41%
	2012	23	7.84	182	1.96%	1.35%	18.75%
Fidelity VIP Overseas (IQ3)
	2014	29	12.71	372	1.09%	1.45%	(9.63)%
	2013	30	14.06	423	1.46%	1.45%	28.28%
	2012	32	10.96	352	2.06%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle)
	2014	24	15.00	367	0.89%	1.35%	(9.53)%
	2013	36	16.58	597	1.67%	1.35%	28.41%
	2012	28	12.91	365	1.72%	1.35%	18.75%
	2011	43	10.87	469	1.28%	1.35%	(18.45)%
	2010	55	13.33	728	1.29%	1.35%	11.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle IV)
	2014	31	$14.84	$467	0.67%	1.45%	(9.63)%
	2013	63	16.42	1,031	1.60%	1.45%	28.28%
	2012	55	12.80	709	1.56%	1.45%	18.63%
	2011	100	10.79	1,083	1.27%	1.45%	(18.54)%
	2010	136	13.24	1,801	1.21%	1.45%	11.18%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2014	3	11.77	38	1.55%	1.15%	(9.35)%
	2013	1	12.98	8	2.67%	1.15%	28.67%
Fidelity VIP Overseas (Pinnacle Plus)
	2014	13	17.94	238	0.82%	1.67%	(9.83)%
	2013	23	19.89	462	1.61%	1.67%	28.00%
	2012	22	15.54	335	2.06%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V)
	2014	109	8.82	965	1.05%	1.55%	(9.72)%
	2013	118	9.77	1,153	1.56%	1.55%	28.15%
	2012	90	7.62	686	1.91%	1.55%	18.50%
	2011	113	6.43	728	1.42%	1.55%	(18.62)%
	2010	113	7.91	895	1.57%	1.55%	11.14%
Fidelity VIP Target Volatility (AdvantEdge)*
	2014	2	10.71	23	4.49%	1.60%	4.05%
Fidelity VIP Target Volatility (Pinnacle V)*
	2014	5	10.71	59	0.53%	1.55%	4.11%
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)
	2014	118	21.13	2,501	2.62%	1.35%	7.92%
	2013	132	19.58	2,585	2.72%	1.35%	28.21%
	2012	149	15.27	2,282	3.19%	1.35%	11.01%
	2011	169	13.75	2,327	3.98%	1.35%	1.26%
	2010	202	13.58	2,742	3.86%	1.35%	15.33%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	21.28	9	2.59%	1.10%	8.19%
	2013	*-	19.67	9	2.76%	1.10%	28.53%
	2012	*-	15.30	7	5.95%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle)
	2014	215	23.49	5,043	5.12%	1.35%	3.51%
	2013	240	22.69	5,448	6.36%	1.35%	12.64%
	2012	288	20.14	5,813	6.59%	1.35%	11.38%
	2011	353	18.09	6,376	5.94%	1.35%	1.33%
	2010	442	17.85	7,891	6.69%	1.35%	11.36%
Franklin Income VIP Fund (Pinnacle II Reduced M&E)
	2014	11	23.66	270	5.05%	1.10%	3.77%
	2013	11	22.80	260	6.41%	1.10%	12.93%
	2012	11	20.19	230	12.37%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2014	*-	28.96	2	0.80%	1.00%	13.96%
	2013	*-	25.41	2	2.16%	1.00%	30.98%
	2012	*-	19.40	1	1.03%	1.00%	19.17%
	2011	*-	16.28	1	2.60%	1.00%	1.14%
	2010	9	16.10	146	1.43%	1.00%	22.22%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2014	4	$28.06	$116	0.83%	1.55%	13.32%
	2013	5	24.76	120	2.17%	1.55%	30.25%
	2012	5	19.01	94	1.05%	1.55%	18.50%
	2011	5	16.04	82	1.44%	1.55%	0.58%
	2010	6	15.95	100	1.18%	1.55%	21.54%
JP Morgan IT Mid Cap Value (Grandmaster)
	2014	3	28.38	81	0.78%	1.35%	13.55%
	2013	3	24.99	75	2.17%	1.35%	30.52%
	2012	3	19.15	60	1.11%	1.35%	18.74%
	2011	3	16.13	56	1.37%	1.35%	0.79%
	2010	4	16.00	63	1.28%	1.35%	21.79%
JP Morgan IT Mid Cap Value (IQ3)
	2014	2	28.22	61	0.78%	1.45%	13.44%
	2013	2	24.88	54	2.14%	1.45%	30.38%
	2012	2	19.08	41	1.06%	1.45%	18.62%
	2011	2	16.08	35	1.41%	1.45%	0.68%
	2010	3	15.97	47	1.17%	1.45%	21.67%
JP Morgan IT Mid Cap Value (Pinnacle)
	2014	3	28.38	95	0.81%	1.35%	13.55%
	2013	4	24.99	109	2.16%	1.35%	30.52%
	2012	5	19.15	92	1.24%	1.35%	18.74%
	2011	7	16.13	107	1.26%	1.35%	0.79%
	2010	7	16.00	119	1.16%	1.35%	21.78%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2014	24	28.22	684	0.78%	1.45%	13.44%
	2013	27	24.88	678	2.20%	1.45%	30.39%
	2012	30	19.08	570	1.23%	1.45%	18.62%
	2011	43	16.08	693	1.36%	1.45%	0.68%
	2010	67	15.97	1,078	1.17%	1.45%	21.64%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2014	10	19.29	189	0.56%	1.15%	13.78%
	2013	3	16.96	44	0.00%	1.15%	30.78%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2014	3	27.86	85	0.92%	1.67%	13.19%
	2013	10	24.62	249	2.37%	1.67%	30.09%
	2012	13	18.92	247	1.14%	1.67%	18.36%
	2011	16	15.99	250	1.40%	1.67%	0.46%
	2010	27	15.91	425	1.34%	1.67%	21.40%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2014	*-	23.58	10	5.46%	1.55%	1.33%
	2013	*-	23.27	10	5.14%	1.55%	(10.16)%
	2012	*-	25.90	11	2.85%	1.55%	16.13%
	2011	*-	22.30	10	4.69%	1.55%	5.38%
	2010	*-	21.16	10	4.09%	1.55%	8.05%
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2014	*-	23.03	1	5.44%	1.45%	1.44%
	2013	*-	22.71	1	5.14%	1.45%	(10.07)%
	2012	*-	25.25	2	2.83%	1.45%	16.24%
	2011	*-	21.72	1	5.66%	1.45%	5.49%
	2010	*-	20.59	2	3.71%	1.45%	8.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2014	8	$28.81	$225	5.54%	1.35%	1.54%
	2013	8	28.38	240	4.95%	1.35%	(9.98)%
	2012	9	31.52	294	2.69%	1.35%	16.36%
	2011	13	27.09	348	4.25%	1.35%	5.59%
	2010	16	25.65	401	3.84%	1.35%	8.25%

Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2014	3	23.34	70	5.35%	1.45%	1.44%
	2013	4	23.01	100	4.89%	1.45%	(10.07)%
	2012	9	25.59	233	2.96%	1.45%	16.24%
	2011	11	22.01	252	4.84%	1.45%	5.49%
	2010	14	20.87	302	4.24%	1.45%	8.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2014	*-	29.02	14	5.47%	1.10%	1.80%
	2013	*-	28.51	14	5.15%	1.10%	(9.75)%
	2012	*-	31.59	15	5.30%	1.10%	12.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2014	*-	14.44	5	1.44%	1.15%	28.23%
	2013	*-	11.26	4	1.07%	1.15%	0.88%
	2012	*-	11.16	4	0.89%	1.15%	14.50%
	2011	*-	9.75	4	1.18%	1.15%	4.71%
	2010	1	9.31	9	2.12%	1.15%	28.47%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2014	1	34.28	30	1.45%	1.00%	28.43%
	2013	1	26.69	28	1.11%	1.00%	1.03%
	2012	1	26.42	31	0.96%	1.00%	14.67%
	2011	2	23.04	35	0.94%	1.00%	4.86%
	2010	2	21.97	45	2.23%	1.00%	28.66%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2014	4	31.83	123	1.43%	1.55%	27.71%
	2013	4	24.92	107	1.13%	1.55%	0.47%
	2012	5	24.80	116	0.82%	1.55%	14.03%
	2011	6	21.75	124	0.89%	1.55%	4.28%
	2010	7	20.86	144	2.21%	1.55%	27.95%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2014	2	32.21	74	1.32%	1.45%	27.84%
	2013	3	25.20	81	1.12%	1.45%	0.57%
	2012	3	25.05	80	0.81%	1.45%	14.15%
	2011	4	21.95	84	0.78%	1.45%	4.39%
	2010	5	21.02	97	2.13%	1.45%	28.08%
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2014	18	43.10	774	1.23%	1.35%	27.97%
	2013	14	33.68	484	1.11%	1.35%	0.68%
	2012	19	33.45	640	0.90%	1.35%	14.27%
	2011	23	29.28	679	0.72%	1.35%	4.49%
	2010	36	28.02	1,011	2.26%	1.35%	28.22%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2014	41	$34.52	$1,415	1.45%	1.45%	27.84%
	2013	48	27.00	1,286	1.12%	1.45%	0.58%
	2012	50	26.84	1,338	0.90%	1.45%	14.15%
	2011	58	23.52	1,353	0.82%	1.45%	4.39%
	2010	72	22.53	1,626	2.15%	1.45%	28.09%
Non-Affiliated Class 2:
Templeton Foreign VIP Fund (IQ Annuity)
	2014	15	20.20	310	1.86%	1.45%	(12.42)%
	2013	15	23.07	335	2.36%	1.45%	21.19%
	2012	16	19.04	307	3.11%	1.45%	16.51%
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
	2010	18	18.55	335	1.85%	1.45%	6.84%
Franklin Growth and Income VIP Fund (AdvantEdge)
	2014	10	14.58	147	2.39%	1.60%	7.39%
	2013	11	13.57	147	2.61%	1.60%	27.53%
	2012	12	10.64	126	3.00%	1.60%	10.43%
	2011	12	9.64	113	3.67%	1.60%	0.77%
	2010	6	9.56	61	3.81%	1.60%	14.81%
Franklin Growth and Income VIP Fund (AnnuiChoice II)
	2014	18	14.83	263	2.19%	1.15%	7.88%
	2013	12	13.74	165	2.49%	1.15%	28.12%
	2012	12	10.73	126	3.46%	1.15%	10.94%
	2011	8	9.67	80	3.56%	1.15%	1.23%
	2010	8	9.55	75	3.50%	1.15%	15.34%
Franklin Growth and Income VIP Fund (AnnuiChoice)
	2014	9	21.39	189	2.52%	1.00%	8.05%
	2013	10	19.79	207	4.23%	1.00%	28.31%
	2012	59	15.43	914	2.99%	1.00%	11.10%
	2011	66	13.88	913	3.85%	1.00%	1.38%
	2010	78	13.70	1,066	2.34%	1.00%	15.51%
Franklin Growth and Income VIP Fund (GrandMaster flex3)
	2014	15	20.01	304	2.63%	1.55%	7.45%
	2013	20	18.62	371	1.83%	1.55%	27.60%
	2012	33	14.59	475	2.56%	1.55%	10.48%
	2011	35	13.21	465	3.58%	1.55%	0.82%
	2010	37	13.10	487	4.14%	1.55%	14.87%
Franklin Growth and Income VIP Fund (Grandmaster)
	2014	37	20.50	754	2.31%	1.35%	7.66%
	2013	64	19.04	1,217	2.25%	1.35%	27.86%
	2012	52	14.89	777	2.70%	1.35%	10.71%
	2011	63	13.45	852	3.02%	1.35%	1.03%
	2010	72	13.31	958	3.52%	1.35%	15.11%
Franklin Growth and Income VIP Fund (IQ Annuity)
	2014	43	20.25	865	2.43%	1.45%	7.55%
	2013	48	18.83	897	2.51%	1.45%	27.73%
	2012	49	14.74	719	2.99%	1.45%	10.60%
	2011	52	13.33	694	3.67%	1.45%	0.93%
	2010	65	13.21	858	3.62%	1.45%	14.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Pinnacle)
	2014	63	$12.72	$801	2.34%	1.35%	7.66%
	2013	70	11.81	824	2.65%	1.35%	27.86%
	2012	78	9.24	721	2.95%	1.35%	10.71%
	2011	105	8.34	877	2.85%	1.35%	1.03%
	2010	124	8.26	1,025	2.79%	1.35%	15.11%
Franklin Growth and Income VIP Fund (Pinnacle IV)
	2014	94	20.25	1,911	2.37%	1.45%	7.55%
	2013	126	18.83	2,381	2.50%	1.45%	27.73%
	2012	162	14.74	2,387	3.22%	1.45%	10.60%
	2011	235	13.33	3,137	3.64%	1.45%	0.93%
	2010	302	13.21	3,988	3.63%	1.45%	15.02%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	12.81	1	2.31%	1.10%	7.94%
	2013	*-	11.87	1	2.62%	1.10%	28.18%
	2012	*-	9.26	1	5.59%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)
	2014	11	16.61	188	2.81%	1.15%	7.88%
	2013	11	15.39	167	0.00%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle Plus)
	2014	20	18.90	385	2.47%	1.67%	7.31%
	2013	40	17.61	696	2.65%	1.67%	27.44%
	2012	47	13.82	644	3.03%	1.67%	10.35%
	2011	46	12.52	580	3.21%	1.67%	0.70%
	2010	75	12.44	939	3.66%	1.67%	14.73%
Franklin Growth and Income VIP Fund (Pinnacle V)
	2014	90	12.24	1,100	2.38%	1.55%	7.45%
	2013	106	11.39	1,213	2.34%	1.55%	27.60%
	2012	95	8.93	845	3.03%	1.55%	10.48%
	2011	102	8.08	822	3.69%	1.55%	0.82%
	2010	102	8.02	817	3.87%	1.55%	14.94%
Franklin Income VIP Fund (AdvantEdge)
	2014	27	13.75	370	4.62%	1.60%	2.94%
	2013	22	13.35	295	5.55%	1.60%	12.12%
	2012	18	11.91	214	6.48%	1.60%	10.84%
	2011	21	10.74	224	6.24%	1.60%	0.75%
	2010	11	10.66	120	6.69%	1.60%	10.87%
Franklin Income VIP Fund (AnnuiChoice II)
	2014	46	14.87	679	4.78%	1.15%	3.41%
	2013	37	14.38	530	6.20%	1.15%	12.63%
	2012	31	12.77	394	6.49%	1.15%	11.35%
	2011	32	11.47	363	5.93%	1.15%	1.21%
	2010	29	11.33	326	7.00%	1.15%	11.38%
Franklin Income VIP Fund (AnnuiChoice)
	2014	7	23.78	172	5.52%	1.00%	3.57%
	2013	9	22.96	211	6.86%	1.00%	12.80%
	2012	13	20.35	255	6.25%	1.00%	11.52%
	2011	12	18.25	220	6.13%	1.00%	1.36%
	2010	18	18.00	326	6.56%	1.00%	11.55%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (GrandMaster flex3)
	2014	57	$22.24	$1,270	5.04%	1.55%	3.00%
	2013	71	21.60	1,534	6.23%	1.55%	12.18%
	2012	75	19.25	1,440	5.87%	1.55%	10.90%
	2011	100	17.36	1,730	5.88%	1.55%	0.80%
	2010	121	17.22	2,084	6.58%	1.55%	10.93%
Franklin Income VIP Fund (Grandmaster)
	2014	41	22.79	945	5.96%	1.35%	3.20%
	2013	43	22.08	953	6.56%	1.35%	12.40%
	2012	62	19.65	1,220	5.74%	1.35%	11.13%
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
	2010	86	17.50	1,497	6.64%	1.35%	11.15%
Franklin Income VIP Fund (IQ Annuity)
	2014	51	22.51	1,144	5.04%	1.45%	3.10%
	2013	51	21.84	1,105	6.35%	1.45%	12.29%
	2012	56	19.45	1,095	5.99%	1.45%	11.01%
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
	2010	71	17.36	1,227	6.74%	1.45%	11.04%
Franklin Income VIP Fund (Pinnacle IV)
	2014	108	22.51	2,439	5.16%	1.45%	3.10%
	2013	155	21.84	3,388	6.86%	1.45%	12.29%
	2012	194	19.45	3,773	6.58%	1.45%	11.01%
	2011	241	17.52	4,218	6.27%	1.45%	0.90%
	2010	359	17.36	6,227	6.54%	1.45%	11.03%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)
	2014	22	13.49	297	4.99%	1.15%	3.41%
	2013	16	13.05	210	0.82%	1.15%	12.63%
	2012	1	11.58	14	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	0.00%	1.15%	1.21%
	2010	1	10.28	12	0.00%	1.15%	2.78%
Franklin Income VIP Fund (Pinnacle Plus)
	2014	31	19.49	609	8.62%	1.67%	2.87%
	2013	50	18.95	941	7.38%	1.67%	12.04%
	2012	59	16.91	996	6.36%	1.67%	10.76%
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
	2010	101	15.17	1,529	6.70%	1.67%	10.79%
Franklin Income VIP Fund (Pinnacle V)
	2014	574	12.66	7,262	4.75%	1.55%	3.00%
	2013	383	12.29	4,713	6.51%	1.55%	12.18%
	2012	276	10.96	3,022	6.23%	1.55%	10.90%
	2011	240	9.88	2,367	5.98%	1.55%	0.80%
	2010	245	9.80	2,402	6.84%	1.55%	10.89%
Franklin Large Cap Growth VIP Fund (AdvantEdge)
	2014	14	14.61	203	1.08%	1.60%	10.66%
	2013	16	13.20	217	0.96%	1.60%	26.58%
	2012	15	10.43	158	1.04%	1.60%	10.57%
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
	2010	8	9.73	77	0.79%	1.60%	9.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)
	2014	14	$15.89	$230	1.00%	1.15%	11.17%
	2013	12	14.30	177	1.01%	1.15%	27.16%
	2012	11	11.24	129	0.84%	1.15%	11.07%
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
	2010	10	10.40	107	0.82%	1.15%	10.31%
Franklin Large Cap Growth VIP Fund (AnnuiChoice)
	2014	4	20.96	78	1.07%	1.00%	11.34%
	2013	4	18.82	69	0.68%	1.00%	27.35%
	2012	3	14.78	44	0.79%	1.00%	11.24%
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
	2010	4	13.63	54	0.76%	1.00%	10.47%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)
	2014	1	19.60	10	1.27%	1.55%	10.72%
	2013	1	17.71	13	1.08%	1.55%	26.64%
	2012	1	13.98	11	1.16%	1.55%	10.62%
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
	2010	4	13.03	53	1.06%	1.55%	9.86%
Franklin Large Cap Growth VIP Fund (Grandmaster)
	2014	2	20.09	37	0.50%	1.35%	10.94%
	2013	38	18.10	695	0.13%	1.35%	26.90%
	2012	3	14.27	38	0.93%	1.35%	10.85%
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
	2010	5	13.25	63	0.82%	1.35%	10.08%
Franklin Large Cap Growth VIP Fund (IQ Annuity)
	2014	15	19.84	301	1.10%	1.45%	10.83%
	2013	12	17.90	215	0.93%	1.45%	26.77%
	2012	10	14.12	146	0.87%	1.45%	10.74%
	2011	17	12.75	213	0.68%	1.45%	(2.93)%
	2010	17	13.14	221	0.81%	1.45%	9.97%
Franklin Large Cap Growth VIP Fund (Pinnacle)
	2014	6	20.09	126	0.82%	1.35%	10.94%
	2013	17	18.10	302	0.65%	1.35%	26.90%
	2012	10	14.27	139	1.15%	1.35%	10.85%
	2011	19	12.87	239	0.78%	1.35%	(2.83)%
	2010	20	13.25	259	0.79%	1.35%	10.12%
Franklin Large Cap Growth VIP Fund (Pinnacle IV)
	2014	30	19.84	601	1.04%	1.45%	10.83%
	2013	49	17.90	873	0.84%	1.45%	26.77%
	2012	51	14.12	726	0.93%	1.45%	10.74%
	2011	93	12.75	1,181	0.66%	1.45%	(2.93)%
	2010	110	13.14	1,446	0.84%	1.45%	9.98%
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	20.23	6	1.08%	1.10%	11.22%
	2013	*-	18.19	6	1.06%	1.10%	27.22%
	2012	*-	14.30	5	1.68%	1.10%	1.20%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2014	5	16.13	75	1.13%	1.15%	11.17%
	2013	*-	14.51	5	0.00%	1.15%	27.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)
	2014	8	$17.64	$142	1.03%	1.67%	10.58%
	2013	25	15.95	399	0.85%	1.67%	26.49%
	2012	18	12.61	227	0.88%	1.67%	10.49%
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
	2010	23	11.79	267	0.73%	1.67%	9.73%
Franklin Large Cap Growth VIP Fund (Pinnacle V)
	2014	77	13.03	998	1.07%	1.55%	10.72%
	2013	88	11.77	1,032	0.96%	1.55%	26.64%
	2012	84	9.29	778	0.87%	1.55%	10.62%
	2011	89	8.40	749	0.74%	1.55%	(3.03)%
	2010	81	8.66	706	0.85%	1.55%	9.83%
Franklin Mutual Shares VIP Fund (AdvantEdge)
	2014	131	13.12	1,725	1.89%	1.60%	5.41%
	2013	144	12.45	1,788	2.11%	1.60%	26.21%
	2012	138	9.86	1,359	2.07%	1.60%	12.41%
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
	2010	100	9.01	899	1.68%	1.60%	9.42%
Franklin Mutual Shares VIP Fund (AnnuiChoice II)
	2014	47	13.95	658	2.19%	1.15%	5.89%
	2013	26	13.17	338	2.01%	1.15%	26.79%
	2012	18	10.39	185	2.14%	1.15%	12.92%
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
	2010	16	9.41	151	1.53%	1.15%	9.92%
Franklin Mutual Shares VIP Fund (AnnuiChoice)
	2014	11	22.81	243	1.97%	1.00%	6.05%
	2013	11	21.51	246	1.62%	1.00%	26.98%
	2012	20	16.94	338	2.20%	1.00%	13.10%
	2011	27	14.98	409	2.75%	1.00%	(2.03)%
	2010	37	15.29	568	1.72%	1.00%	10.08%
Franklin Mutual Shares VIP Fund (GrandMaster flex3)
	2014	35	21.34	737	1.99%	1.55%	5.46%
	2013	43	20.23	880	2.10%	1.55%	26.28%
	2012	51	16.02	812	1.82%	1.55%	12.47%
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
	2010	83	14.62	1,214	1.58%	1.55%	9.47%
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)
	2014	1	19.36	12	2.03%	0.60%	6.48%
	2013	1	18.18	11	1.74%	0.60%	27.49%
	2012	1	14.26	13	2.09%	0.60%	13.56%
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
	2010	1	12.77	12	1.59%	0.60%	10.53%
Franklin Mutual Shares VIP Fund (IQ Annuity)
	2014	14	21.60	300	2.05%	1.45%	5.57%
	2013	14	20.46	296	1.97%	1.45%	26.40%
	2012	19	16.19	308	2.09%	1.45%	12.58%
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
	2010	24	14.74	353	1.51%	1.45%	9.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle)
	2014	26	$21.86	$566	1.94%	1.35%	5.68%
	2013	29	20.69	591	1.63%	1.35%	26.53%
	2012	48	16.35	792	1.99%	1.35%	12.70%
	2011	58	14.51	848	2.26%	1.35%	(2.37)%
	2010	76	14.86	1,127	1.54%	1.35%	9.68%
Franklin Mutual Shares VIP Fund (Pinnacle IV)
	2014	55	21.60	1,179	1.92%	1.45%	5.57%
	2013	92	20.46	1,891	2.19%	1.45%	26.40%
	2012	111	16.19	1,791	2.02%	1.45%	12.58%
	2011	148	14.38	2,125	1.83%	1.45%	(2.47)%
	2010	263	14.74	3,878	1.53%	1.45%	9.56%
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	22.02	1	2.00%	1.10%	5.94%
	2013	*-	20.79	1	2.17%	1.10%	26.85%
	2012	*-	16.39	1	4.06%	1.10%	6.04%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)
	2014	6	15.36	86	2.32%	1.15%	5.89%
	2013	5	14.51	70	0.00%	1.15%	26.79%
Franklin Mutual Shares VIP Fund (Pinnacle Plus)
	2014	22	19.35	417	2.52%	1.67%	5.33%
	2013	101	18.37	1,859	3.35%	1.67%	26.12%
	2012	46	14.56	676	2.02%	1.67%	12.33%
	2011	58	12.97	750	2.30%	1.67%	(2.69)%
	2010	79	13.32	1,048	1.50%	1.67%	9.34%
Franklin Mutual Shares VIP Fund (Pinnacle V)
	2014	347	11.56	4,015	2.08%	1.55%	5.46%
	2013	310	10.96	3,401	2.06%	1.55%	26.28%
	2012	307	8.68	2,667	2.10%	1.55%	12.47%
	2011	334	7.72	2,581	2.10%	1.55%	(2.57)%
	2010	410	7.92	3,247	1.73%	1.55%	9.43%
Franklin Mutual Shares VIP Fund(Grandmaster)
	2014	21	21.86	464	2.02%	1.35%	5.68%
	2013	23	20.69	468	1.25%	1.35%	26.53%
	2012	71	16.35	1,157	2.35%	1.35%	12.70%
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
	2010	81	14.86	1,203	1.49%	1.35%	9.70%
Franklin Small Cap Value VIP Fund (AdvantEdge)
	2014	5	16.16	77	0.62%	1.60%	(1.04)%
	2013	6	16.33	105	2.97%	1.60%	34.06%
	2012	7	12.18	90	0.75%	1.60%	16.49%
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
	2010	11	11.04	118	0.75%	1.60%	26.17%
Franklin Small Cap Value VIP Fund (Annuichoice II)
	2014	3	14.21	39	0.62%	1.15%	(0.58)%
	2013	3	14.29	49	2.62%	1.15%	34.67%
	2012	3	10.61	33	0.74%	1.15%	17.02%
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
	2010	1	9.53	7	0.83%	1.15%	26.75%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Annuichoice)
	2014	2	$14.37	$25	0.62%	1.00%	(0.43)%
	2013	2	14.43	27	2.43%	1.00%	34.88%
	2012	11	10.70	115	0.77%	1.00%	17.20%
	2011	13	9.13	116	0.69%	1.00%	(4.72)%
	2010	13	9.58	129	0.78%	1.00%	26.94%
Franklin Small Cap Value VIP Fund (Grandmaster)
	2014	11	13.99	157	0.64%	1.35%	(0.79)%
	2013	16	14.10	220	5.08%	1.35%	34.40%
	2012	65	10.49	686	0.75%	1.35%	16.78%
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
	2010	127	9.46	1,200	0.77%	1.35%	26.49%
Franklin Small Cap Value VIP Fund (Grandmaster flex3)
	2014	2	13.77	22	0.55%	1.55%	(0.99)%
	2013	3	13.91	47	3.56%	1.55%	34.13%
	2012	7	10.37	72	0.75%	1.55%	16.55%
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
	2010	8	9.39	78	0.78%	1.55%	26.24%
Franklin Small Cap Value VIP Fund (IQ Annuuity)
	2014	14	13.88	196	0.60%	1.45%	(0.89)%
	2013	11	14.00	151	2.14%	1.45%	34.27%
	2012	12	10.43	125	0.77%	1.45%	16.66%
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
	2010	10	9.42	91	0.69%	1.45%	26.37%
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E)
	2014	*-	16.82	8	0.93%	1.15%	(0.58)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus)
	2014	5	13.64	69	0.61%	1.67%	(1.11)%
	2013	18	13.79	254	3.79%	1.67%	33.97%
	2012	24	10.30	247	0.85%	1.67%	16.40%
	2011	29	8.85	256	0.47%	1.67%	(5.36)%
	2010	110	9.35	1,031	1.00%	1.67%	26.08%
Franklin Small Cap Value VIP Fund (Pinnacle)
	2014	12	13.99	172	0.61%	1.35%	(0.79)%
	2013	12	14.10	172	3.44%	1.35%	34.40%
	2012	31	10.49	330	0.85%	1.35%	16.78%
	2011	33	8.98	294	0.73%	1.35%	(5.06)%
	2010	50	9.46	475	0.69%	1.35%	26.50%
Franklin Small Cap Value VIP Fund (Pinnacle IV)
	2014	10	13.88	141	0.52%	1.45%	(0.89)%
	2013	39	14.00	548	3.28%	1.45%	34.27%
	2012	76	10.43	788	0.83%	1.45%	16.66%
	2011	97	8.94	868	0.71%	1.45%	(5.15)%
	2010	110	9.42	1,039	0.87%	1.45%	26.31%
Franklin Small Cap Value VIP Fund (Pinnacle V)
	2014	27	13.74	375	0.58%	1.55%	(0.99)%
	2013	27	13.87	379	2.94%	1.55%	34.13%
	2012	33	10.34	339	0.80%	1.55%	16.55%
	2011	41	8.87	366	0.55%	1.55%	(5.25)%
	2010	60	9.37	558	0.81%	1.55%	26.30%

(1)     Results for periods of less than one year have been annualized.

(2)     Results for periods of less than one year have not been annualized.

* -      Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (AdvantEdge)
2014		1	$16.14	$13	0.00%	1.60%	6.44%
2013		1	15.17	13	0.24%	1.60%	37.56%
2012		1	11.02	12	0.00%	1.60%	11.58%
2011		4	9.88	36	0.00%	1.60%	(7.88)%
2010		1	10.73	16	0.00%	1.60%	17.66%
Invesco VI American Franchise (AnnuiChoice II)
2014		1	18.55	17	0.00%	1.15%	6.93%
2013		1	17.34	11	0.24%	1.15%	38.19%
2012		1	12.55	9	0.00%	1.15%	12.09%
2011		1	11.20	8	0.00%	1.15%	(7.46)%
2010		1	12.10	11	0.00%	1.15%	18.19%
Invesco VI American Franchise (GrandMaster flex3)
2014		1	22.40	13	0.00%	1.55%	6.49%
2011		*-	13.69	*-	0.00%	1.55%	(7.84)%
2010		*-	14.86	5	0.00%	1.55%	17.71%
Invesco VI American Franchise (Grandmaster)
2014		*-	22.95	5	0.00%	1.35%	6.71%
2013		1	21.51	22	0.24%	1.35%	37.91%
2012		1	15.60	16	0.00%	1.35%	11.86%
2011		6	13.94	78	0.00%	1.35%	(7.65)%
2010		5	15.10	76	0.00%	1.35%	17.95%
Invesco VI American Franchise (Pinnacle Plus Reduced M&E)
2014		*-	16.34	2	0.00%	1.15%	6.93%
Invesco VI American Franchise (Pinnacle Plus)
2014		5	19.58	106	0.00%	1.67%	6.36%
2013		3	18.41	48	0.23%	1.67%	37.46%
2012		3	13.39	42	0.00%	1.67%	11.50%
2011		10	12.01	117	0.00%	1.67%	(7.95)%
2010		58	13.05	761	0.00%	1.67%	17.57%
Invesco VI Comstock (AdvantEdge)
2014		15	15.43	228	1.10%	1.60%	7.36%
2013		14	14.37	203	1.78%	1.60%	33.49%
2012		7	10.77	74	2.01%	1.60%	17.01%
Invesco VI Comstock (AnnuiChoice II)
2014		19	15.82	303	1.34%	1.15%	7.85%
2013		7	14.67	102	1.27%	1.15%	34.09%
2012		2	10.94	22	1.53%	1.15%	17.55%
2011		2	9.31	20	1.39%	1.15%	(3.23)%
2010		1	9.62	9	0.13%	1.15%	14.37%
Invesco VI Comstock (AnnuiChoice)
2014		2	25.28	55	1.14%	1.00%	8.01%
2013		1	23.41	31	1.48%	1.00%	34.30%
2012		1	17.43	23	1.54%	1.00%	17.73%
2011		1	14.81	19	2.19%	1.00%	(3.08)%
2010		2	15.28	26	0.12%	1.00%	14.54%

(1)     Results for periods of less than one year have been annualized.

(2)     Results for periods of less than one year have not been annualized.

* -      Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (GrandMaster flex3)
2014		5	$23.65	$129	1.12%	1.55%	7.41%
2013		5	22.02	109	1.62%	1.55%	33.55%
2012		6	16.49	97	1.61%	1.55%	17.07%
2011		6	14.08	80	1.54%	1.55%	(3.62)%
2010		8	14.61	113	0.15%	1.55%	13.91%
Invesco VI Comstock (Grandmaster) 2014
		8	24.23	192	1.13%	1.35%	7.63%
2013		9	22.52	206	2.06%	1.35%	33.82%
2012		3	16.82	54	1.32%	1.35%	17.31%
2011		5	14.34	67	1.47%	1.35%	(3.43)%
2010		6	14.85	82	0.13%	1.35%	14.14%
Invesco VI Comstock (IQ Annuity)
2014		1	23.94	26	1.11%	1.45%	7.52%
2013		1	22.27	24	1.48%	1.45%	33.69%
2012		1	16.66	18	1.48%	1.45%	17.19%
2011		1	14.21	17	1.16%	1.45%	(3.52)%
2010		2	14.73	23	0.13%	1.45%	14.02%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
2014		4	17.50	76	1.38%	1.15%	7.85%
2013		6	16.22	95	0.25%	1.15%	34.09%
2012		1	12.10	7	0.00%	1.15%	17.55%
Invesco VI Comstock (Pinnacle Plus)
2014		3	21.35	68	0.22%	1.67%	7.28%
2013		75	19.90	1,487	2.61%	1.67%	33.39%
2012		9	14.92	134	1.31%	1.67%	16.93%
2011		16	12.76	204	3.33%	1.67%	(3.74)%
2010		61	13.26	809	0.03%	1.67%	13.77%
Invesco VI American Value (AdvantEdge)
2014		25	16.27	399	0.18%	1.60%	7.73%
2013		37	15.10	565	0.60%	1.60%	31.79%
2012		34	11.46	384	0.66%	1.60%	15.19%
2011		34	9.95	340	0.78%	1.60%	(0.78)%
2010		16	10.02	159	0.83%	1.60%	20.23%
Invesco VI American Value (AnnuiChoice II)
2014		13	16.77	210	0.25%	1.15%	8.22%
2013		6	15.50	87	0.57%	1.15%	32.39%
2012		6	11.70	69	0.72%	1.15%	15.72%
Invesco VI American Value (AnnuiChoice)
2014		*-	16.94	3	0.05%	1.00%	8.38%
2013		1	15.63	18	1.01%	1.00%	32.59%
Invesco VI American Value (Grandmaster)
2014		2	16.54	29	0.26%	1.35%	8.00%
2013		2	15.32	28	1.00%	1.35%	32.13%
2011		3	10.04	34	0.02%	1.35%	(0.53)%
2010		12	10.09	116	1.07%	1.35%	20.53%

(1)     Results for periods of less than one year have been annualized.

(2)     Results for periods of less than one year have not been annualized.

* -      Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (IQ Annuity)
2014		7	$16.43	$112	0.13%	1.45%	7.89%
2013		2	15.23	35	0.66%	1.45%	31.99%
2012		2	11.54	18	0.78%	1.45%	15.37%
2011		1	10.00	10	0.64%	1.45%	(0.63)%
2010		1	10.07	10	0.26%	1.45%	20.41%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
2014		2	17.84	33	0.31%	1.15%	8.22%
2013		*-	16.48	7	0.51%	1.15%	32.39%
Invesco VI American Value (Pinnacle Plus)
2014		16	16.19	253	0.10%	1.67%	7.65%
2013		119	15.04	1,791	0.59%	1.67%	31.70%
2012		120	11.42	1,371	1.48%	1.67%	15.11%
2011		13	9.92	131	0.20%	1.67%	(0.85)%
2010		71	10.01	712	1.24%	1.67%	20.14%
Invesco VI American Franchise (Pinnacle)
2014		1	22.95	21	0.00%	1.35%	6.71%
2013		1	21.51	21	4.16%	1.35%	37.91%
2012		1	15.60	16	0.00%	1.35%	11.86%
2011		2	13.94	27	0.00%	1.35%	(7.65)%
2010		3	15.10	40	0.00%	1.35%	17.97%
Invesco VI American Franchise (Pinnacle IV)
2014		7	22.68	152	0.00%	1.45%	6.60%
2013		8	21.27	166	0.23%	1.45%	37.77%
2012		9	15.44	145	0.00%	1.45%	11.75%
2011		12	13.82	166	0.00%	1.45%	(7.74)%
2010		14	14.98	216	0.00%	1.45%	17.86%
Invesco VI American Franchise (Pinnacle V)
2014		8	15.56	124	0.00%	1.55%	6.49%
2013		8	14.61	121	0.24%	1.55%	37.63%
2012		9	10.61	91	0.00%	1.55%	11.63%
2011		9	9.51	85	0.00%	1.55%	(7.84)%
2010		12	10.32	127	0.00%	1.55%	17.75%
Invesco VI Comstock (Pinnacle)
2014		4	24.23	89	1.10%	1.35%	7.63%
2013		22	22.52	489	0.70%	1.35%	33.82%
2012		7	16.82	121	1.55%	1.35%	17.31%
2011		8	14.34	110	1.66%	1.35%	(3.43)%
2010		9	14.85	137	0.09%	1.35%	14.13%
Invesco VI Comstock (Pinnacle IV)
2014		13	23.94	312	1.13%	1.45%	7.52%
2013		19	22.27	414	1.37%	1.45%	33.69%
2012		25	16.66	410	1.51%	1.45%	17.19%
2011		33	14.21	470	1.52%	1.45%	(3.52)%
2010		50	14.73	741	0.14%	1.45%	14.01%
Invesco VI Comstock (Pinnacle II Reduced M&E)
2014		*-	24.41	2	1.07%	1.10%	7.90%
2013		*-	22.62	2	1.43%	1.10%	34.16%
2012		*-	16.86	2	2.97%	1.10%	7.23%

(1)     Results for periods of less than one year have been annualized.

(2)     Results for periods of less than one year have not been annualized.

* -      Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle V)
2014		76	$13.16	$1,003	1.21%	1.55%	7.41%
2013		52	12.25	641	1.58%	1.55%	33.55%
2012		22	9.17	200	1.54%	1.55%	17.07%
2011		17	7.84	132	1.45%	1.55%	(3.62)%
2010		18	8.13	150	0.10%	1.55%	13.91%
Invesco VI International Growth Class II (Advantedge)
2014		9	10.97	102	1.39%	1.60%	(1.51)%
2013		9	11.14	101	0.87%	1.60%	16.82%
2012		1	9.53	10	1.60%	1.60%	13.40%
Invesco VI International Growth Class II (IQ Advisor Enhanced)
2014		15	11.15	164	1.98%	0.80%	(1.06)%
2013		3	11.27	34	0.54%	0.80%	17.35%
Invesco VI International Growth Class II (Pinnacle Plus)
2014		7	11.07	81	2.10%	1.67%	(1.26)%
2013		3	11.21	38	1.01%	1.67%	17.12%
2012		4	9.57	38	1.22%	1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle)
2014		7	11.03	80	1.38%	1.35%	(1.36)%
2013		9	11.18	95	0.85%	1.35%	17.00%
2012		7	9.56	66	3.42%	1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle V)
2014		43	10.99	472	1.62%	1.55%	(1.46)%
2013		23	11.15	256	1.30%	1.55%	16.88%
2012		17	9.54	161	1.52%	1.55%	13.46%
2011		9	8.41	78	0.00%	1.55%	(15.91)%
Invesco VI American Value II (Pinnacle V)
2014		27	16.32	444	0.22%	1.55%	7.78%
2013		25	15.14	379	0.59%	1.55%	31.86%
2012		21	11.48	243	0.63%	1.55%	15.25%
2011		22	9.96	218	0.66%	1.55%	(0.73)%
2010		20	10.04	200	0.94%	1.55%	20.31%
Invesco VI American Value II (Pinnacle)
2014		1	16.54	21	0.23%	1.35%	8.00%
2013		5	15.32	75	0.51%	1.35%	32.13%
2012		*-	11.59	3	0.39%	1.35%	15.49%
2011		2	10.04	25	0.84%	1.35%	(0.53)%
2010		7	10.09	75	0.83%	1.35%	20.50%
Invesco VI American Value II (Pinnacle IV)
2014		4	16.43	68	0.25%	1.45%	7.89%
2013		9	15.23	140	0.83%	1.45%	31.99%
2012		1	11.54	8	0.52%	1.45%	15.37%
2011		3	10.00	27	0.14%	1.45%	(0.63)%
2010		5	10.07	47	0.53%	1.45%	20.47%
Templeton Foreign VIP (Pinnacle)
2014		12	20.45	249	2.46%	1.35%	(12.33)%
2013		15	23.33	357	2.28%	1.35%	21.31%
2012		19	19.23	367	2.68%	1.35%	16.63%
2011		28	16.49	454	1.45%	1.35%	(11.84)%
2010		30	18.70	569	1.85%	1.35%	6.93%

(1)     Results for periods of less than one year have been annualized.

(2)     Results for periods of less than one year have not been annualized.

* -      Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP (Pinnacle IV)
	2014	46	$20.21	$928	2.45%	1.45%	(12.42)%
	2013	59	23.07	1,358	2.40%	1.45%	21.19%
	2012	68	19.04	1,297	3.02%	1.45%	16.51%
	2011	89	16.34	1,448	1.77%	1.45%	(11.93)%
	2010	117	18.55	2,179	1.86%	1.45%	6.83%
Templeton Foreign VIP (Pinnacle II Reduced M&E)
	2014	*-	20.60	2	1.88%	1.10%	(12.11)%
	2013	*-	23.44	2	2.30%	1.10%	21.62%
	2012	*-	19.27	2	5.73%	1.10%	7.43%
Templeton Foreign VIP (Pinnacle V)
	2014	158	9.61	1,515	2.03%	1.55%	(12.51)%
	2013	137	10.99	1,508	2.19%	1.55%	21.07%
	2012	136	9.08	1,233	3.17%	1.55%	16.39%
	2011	142	7.80	1,109	1.63%	1.55%	(12.02)%
	2010	153	8.86	1,352	1.87%	1.55%	6.68%
Templeton Foreign VIP Fund (AnnuiChoice II)
	2014	23	11.80	275	1.88%	1.15%	(12.15)%
	2013	17	13.43	222	2.15%	1.15%	21.56%
	2012	14	11.05	156	3.31%	1.15%	16.87%
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
	2010	13	10.70	136	2.02%	1.15%	7.16%
Templeton Foreign VIP Fund (AnnuiChoice)
	2014	3	21.34	65	1.82%	1.00%	(12.02)%
	2013	3	24.25	84	2.31%	1.00%	21.74%
	2012	3	19.92	69	3.25%	1.00%	17.05%
	2011	4	17.02	72	1.93%	1.00%	(11.53)%
	2010	5	19.24	96	1.67%	1.00%	7.32%
Templeton Foreign VIP Fund (AdvantEdge)
	2014	47	10.11	478	1.85%	1.60%	(12.55)%
	2013	41	11.56	474	2.41%	1.60%	21.01%
	2012	39	9.55	375	3.05%	1.60%	16.33%
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
	2010	27	9.34	248	1.85%	1.60%	6.67%
Templeton Foreign VIP Fund (GrandMaster flex3)
	2014	17	19.96	342	1.87%	1.55%	(12.51)%
	2013	18	22.81	415	1.79%	1.55%	21.07%
	2012	14	18.84	269	2.80%	1.55%	16.39%
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
	2010	19	18.40	356	1.94%	1.55%	6.73%
Templeton Foreign VIP Fund (Grandmaster)
	2014	6	20.45	119	4.11%	1.35%	(12.33)%
	2013	6	23.33	142	2.31%	1.35%	21.31%
	2012	6	19.23	116	1.94%	1.35%	16.63%
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
	2010	18	18.70	328	1.34%	1.35%	6.95%
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)
	2014	7	11.29	78	2.47%	1.15%	(12.15)%
	2013	6	12.85	82	0.00%	1.15%	21.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (Pinnacle Plus)
	2014	23	$18.29	$422	2.22%	1.67%	(12.62)%
	2013	36	20.93	764	2.23%	1.67%	20.92%
	2012	36	17.31	617	9.36%	1.67%	16.25%
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
	2010	37	16.95	632	1.63%	1.67%	6.60%
Templeton Global Bond VIP Fund (Pinnacle)*
	2014	7	9.79	64	1.86%	1.35%	0.46%
Templeton Global Bond VIP Fund (Grandmaster)*
	2014	1	9.79	6	4.71%	1.35%	0.46%
	2013	1	9.74	7	9.77%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3)*
	2014	5	9.75	47	4.96%	1.45%	0.26%
	2013	5	9.73	52	0.00%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V)*
	2014	5	9.77	52	3.05%	1.55%	0.36%
Templeton Global Bond VIP Fund (Pinnacle IV)*
	2014	18	9.75	178	3.32%	1.55%	0.26%
	2013	1	9.73	8	0.00%	1.55%	(2.73)%
Templeton Global Bond VIP Fund (AnnuiChoice II)*
	2014	30	9.82	292	6.89%	1.15%	0.66%
	2013	1	9.75	8	0.00%	1.15%	(2.46)%
Templeton Growth VIP Fund (AdvantEdge)
	2014	8	11.56	94	1.34%	1.60%	(4.37)%
	2013	8	12.08	101	2.55%	1.60%	28.73%
	2012	9	9.39	81	1.98%	1.60%	19.12%
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
	2010	8	8.61	73	1.43%	1.60%	5.68%
Templeton Growth VIP Fund (AnnuiChoice II)
	2014	8	11.96	97	1.44%	1.15%	(3.93)%
	2013	7	12.44	91	2.89%	1.15%	29.32%
	2012	7	9.62	67	2.20%	1.15%	19.67%
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
	2010	5	8.74	40	1.37%	1.15%	6.16%
Templeton Growth VIP Fund (AnnuiChoice)
	2014	1	20.59	27	1.43%	1.00%	(3.79)%
	2013	*-	21.40	7	2.63%	1.00%	29.51%
	2012	*-	16.52	5	2.03%	1.00%	19.85%
	2011	*-	13.79	5	2.46%	1.00%	(7.90)%
	2010	6	14.97	92	1.56%	1.00%	6.32%
Templeton Growth VIP Fund (GrandMaster flex3)
	2014	20	19.26	391	1.40%	1.55%	(4.32)%
	2013	27	20.13	534	2.64%	1.55%	28.80%
	2012	29	15.63	453	1.79%	1.55%	19.18%
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
	2010	58	14.32	824	1.36%	1.55%	5.73%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Grandmaster)
	2014	5	$19.73	$100	1.53%	1.35%	(4.13)%
	2013	5	20.58	113	2.73%	1.35%	29.06%
	2012	6	15.95	93	1.13%	1.35%	19.43%
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
	2010	22	14.55	318	0.94%	1.35%	5.95%
Templeton Growth VIP Fund (IQ Advisor Standard)
	2014	1	16.77	11	1.35%	0.60%	(3.40)%
	2013	1	17.36	11	2.14%	0.60%	30.04%
	2012	*-	13.35	6	2.02%	0.60%	20.34%
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
	2010	*-	12.00	5	1.37%	0.60%	6.75%
Templeton Growth VIP Fund (IQ Annuity)
	2014	12	19.49	242	1.35%	1.45%	(4.22)%
	2013	16	20.35	332	4.03%	1.45%	28.93%
	2012	47	15.79	745	1.93%	1.45%	19.30%
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
	2010	57	14.43	826	1.37%	1.45%	5.84%
Templeton Growth VIP Fund (Pinnacle)
	2014	7	19.73	147	1.34%	1.35%	(4.13)%
	2013	8	20.58	160	1.51%	1.35%	29.06%
	2012	22	15.95	348	1.99%	1.35%	19.43%
	2011	23	13.35	312	1.44%	1.35%	(8.23)%
	2010	33	14.55	485	1.09%	1.35%	5.94%
Templeton Growth VIP Fund (Pinnacle IV)
	2014	41	19.49	791	1.34%	1.45%	(4.22)%
	2013	48	20.35	976	2.60%	1.45%	28.93%
	2012	54	15.79	856	2.12%	1.45%	19.30%
	2011	66	13.23	880	1.32%	1.45%	(8.32)%
	2010	103	14.43	1,494	1.36%	1.45%	5.81%
Templeton Growth VIP Fund (Pinnacle II Reduced M&E)
	2014	1	19.88	11	1.35%	1.10%	(3.88)%
	2013	1	20.68	12	2.67%	1.10%	29.38%
	2012	1	15.98	9	3.71%	1.10%	9.21%
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2014	4	14.07	51	1.00%	1.15%	(3.93)%
	2013	1	14.64	8	0.00%	1.15%	29.32%
Templeton Growth VIP Fund (Pinnacle Plus)
	2014	13	17.56	236	1.81%	1.67%	(4.44)%
	2013	86	18.37	1,589	4.78%	1.67%	28.64%
	2012	15	14.28	218	1.71%	1.67%	19.04%
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
	2010	38	13.12	500	1.16%	1.67%	5.60%
Templeton Growth VIP Fund (Pinnacle V)
	2014	82	9.93	812	1.37%	1.55%	(4.32)%
	2013	80	10.38	835	2.68%	1.55%	28.80%
	2012	99	8.06	799	2.17%	1.55%	19.18%
	2011	107	6.76	726	0.97%	1.55%	(8.41)%
	2010	133	7.39	979	1.34%	1.55%	5.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2014	13	$12.87	$166	5.43%	1.60%	1.25%
	2013	13	12.71	166	5.14%	1.60%	(10.22)%
	2012	12	14.16	176	2.95%	1.60%	15.98%
	2011	12	12.21	151	4.96%	1.60%	5.18%
	2010	13	11.61	148	4.33%	1.60%	7.99%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2014	5	13.49	73	5.84%	1.15%	1.71%
	2013	6	13.27	74	4.95%	1.15%	(9.80)%
	2012	6	14.71	91	2.87%	1.15%	16.51%
	2011	5	12.62	63	3.95%	1.15%	5.66%
	2010	4	11.95	44	3.99%	1.15%	8.48%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2014	7	13.65	95	5.44%	1.00%	1.86%
	2013	7	13.40	94	5.13%	1.00%	(9.67)%
	2012	7	14.84	104	3.66%	1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2014	10	13.08	127	5.44%	1.55%	1.30%
	2013	10	12.91	126	4.41%	1.55%	(10.17)%
	2012	13	14.37	181	2.29%	1.55%	16.04%
	2011	9	12.39	117	4.71%	1.55%	5.23%
	2010	10	11.77	112	4.08%	1.55%	8.04%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2014	*-	22.37	1	6.90%	1.35%	1.50%
	2013	1	22.04	14	5.07%	1.35%	(9.99)%
	2012	1	24.48	19	2.22%	1.35%	16.28%
	2011	1	21.06	25	4.58%	1.35%	5.45%
	2010	1	19.97	23	3.93%	1.35%	8.26%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2014	7	22.10	155	5.47%	1.45%	1.40%
	2013	7	21.79	157	5.34%	1.45%	(10.08)%
	2012	8	24.24	193	2.33%	1.45%	16.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2014	4	13.18	58	5.61%	1.45%	1.40%
	2013	7	13.00	97	3.46%	1.45%	(10.08)%
	2012	16	14.46	236	2.92%	1.45%	16.16%
	2011	17	12.45	218	4.51%	1.45%	5.34%
	2010	17	11.81	205	4.16%	1.45%	8.11%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2014	4	10.82	45	5.90%	1.15%	1.71%
	2013	*-	10.64	2	13.21%	1.15%	(9.80)%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2014	7	19.00	128	11.80%	1.67%	1.17%
	2013	15	18.78	285	1.59%	1.67%	(10.28)%
	2012	94	20.93	1,961	1.97%	1.67%	15.90%
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
	2010	17	17.18	285	4.13%	1.67%	7.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2014	30	$13.01	$388	5.33%	1.55%	1.30%
	2013	30	12.84	386	5.26%	1.55%	(10.17)%
	2012	32	14.29	458	2.74%	1.55%	16.04%
	2011	26	12.32	318	4.50%	1.55%	5.23%
	2010	17	11.71	205	4.06%	1.55%	8.09%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2014	47	7.91	376	0.33%	1.60%	(6.08)%
	2013	48	8.43	406	1.04%	1.60%	(2.68)%
	2012	47	8.66	408	0.00%	1.60%	17.91%
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
	2010	34	9.13	310	0.61%	1.60%	17.05%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2014	5	12.43	62	0.26%	1.15%	(5.65)%
	2013	3	13.17	42	0.99%	1.15%	(2.24)%
	2012	3	13.47	40	0.00%	1.15%	18.46%
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
	2010	7	14.07	100	0.58%	1.15%	17.58%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2014	3	33.18	91	0.33%	1.00%	(5.51)%
	2013	3	35.11	97	0.94%	1.00%	(2.09)%
	2012	4	35.86	149	0.00%	1.00%	18.64%
	2011	10	30.23	291	0.34%	1.00%	(19.05)%
	2010	10	37.34	359	0.54%	1.00%	17.76%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2014	5	31.03	149	0.32%	1.55%	(6.03)%
	2013	6	33.03	205	1.04%	1.55%	(2.63)%
	2012	7	33.92	233	0.00%	1.55%	17.97%
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
	2010	16	35.72	571	0.58%	1.55%	17.11%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2014	11	31.80	345	0.31%	1.35%	(5.84)%
	2013	18	33.77	612	0.93%	1.35%	(2.44)%
	2012	17	34.61	580	0.00%	1.35%	18.22%
	2011	22	29.28	653	0.36%	1.35%	(19.34)%
	2010	29	36.30	1,070	0.56%	1.35%	17.34%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2014	11	31.41	332	0.33%	1.45%	(5.94)%
	2013	11	33.40	358	1.12%	1.45%	(2.53)%
	2012	11	34.26	367	0.00%	1.45%	18.09%
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
	2010	13	36.01	474	0.59%	1.45%	17.22%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2014	4	31.80	135	0.31%	1.35%	(5.84)%
	2013	9	33.77	314	0.96%	1.35%	(2.44)%
	2012	11	34.61	378	0.00%	1.35%	18.22%
	2011	12	29.28	357	0.32%	1.35%	(19.34)%
	2010	25	36.30	919	0.56%	1.35%	17.35%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2014	17	$31.41	$537	0.32%	1.45%	(5.94)%
	2013	35	33.40	1,181	1.05%	1.45%	(2.53)%
	2012	44	34.26	1,523	0.00%	1.45%	18.10%
	2011	70	29.01	2,033	0.34%	1.45%	(19.42)%
	2010	88	36.01	3,181	0.63%	1.45%	17.23%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2014	4	9.07	37	0.50%	1.15%	(5.65)%
	2013	1	9.61	5	0.00%	1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2014	16	26.86	440	0.29%	1.67%	(6.15)%
	2013	23	28.62	658	1.01%	1.67%	(2.75)%
	2012	29	29.43	858	0.00%	1.67%	17.83%
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
	2010	40	31.07	1,238	0.52%	1.67%	16.96%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2014	96	9.01	862	0.32%	1.55%	(6.03)%
	2013	102	9.59	979	1.04%	1.55%	(2.63)%
	2012	104	9.85	1,024	0.00%	1.55%	17.97%
	2011	128	8.35	1,068	0.36%	1.55%	(19.50)%
	2010	142	10.37	1,469	0.58%	1.55%	17.05%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2014	5	15.90	87	1.73%	1.15%	27.94%
	2013	1	12.43	13	0.33%	1.15%	0.58%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2014	22	28.71	632	1.62%	1.67%	27.27%
	2013	73	22.56	1,651	1.06%	1.67%	0.05%
	2012	73	22.55	1,637	1.05%	1.67%	13.68%
	2011	30	19.84	598	0.39%	1.67%	3.90%
	2010	75	19.09	1,434	2.31%	1.67%	27.37%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2014	21	14.95	315	1.29%	1.60%	27.36%
	2013	22	11.74	263	0.79%	1.60%	0.13%
	2012	24	11.72	276	0.58%	1.60%	13.76%
	2011	19	10.30	191	0.45%	1.60%	3.98%
	2010	9	9.91	85	1.70%	1.60%	27.46%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2014	13	11.80	154	1.16%	1.15%	27.94%
	2013	10	9.22	94	0.63%	1.15%	0.58%
	2012	16	9.17	147	0.55%	1.15%	14.29%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2014	*-	11.94	4	0.51%	1.00%	28.13%
	2013	2	9.31	16	1.87%	1.00%	0.74%
	2012	5	9.25	45	0.81%	1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2014	6	11.44	65	1.18%	1.55%	27.42%
	2013	7	8.97	66	1.04%	1.55%	0.18%
	2012	8	8.96	75	0.56%	1.55%	13.82%
	2011	10	7.87	81	0.55%	1.55%	4.03%
	2010	11	7.57	83	2.00%	1.55%	27.52%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2014	2	$34.61	$82	1.38%	1.35%	27.68%
	2013	3	27.11	73	0.86%	1.35%	0.38%
	2012	3	27.00	94	0.52%	1.35%	14.05%
	2011	4	23.68	94	0.70%	1.35%	4.24%
	2010	16	22.71	368	2.00%	1.35%	27.78%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2014	7	34.19	248	1.24%	1.45%	27.55%
	2013	7	26.81	175	0.85%	1.45%	0.28%
	2012	6	26.73	161	0.61%	1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2014	56	11.52	648	1.24%	1.45%	27.55%
	2013	83	9.04	746	1.08%	1.45%	0.28%
	2012	90	9.01	810	0.65%	1.45%	13.94%
	2011	114	7.91	903	0.56%	1.45%	4.13%
	2010	128	7.59	975	1.99%	1.45%	27.58%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2014	92	12.22	1,127	1.20%	1.55%	27.42%
	2013	85	9.59	817	0.87%	1.55%	0.18%
	2012	89	9.58	854	0.60%	1.55%	13.82%
	2011	104	8.41	873	0.54%	1.55%	4.03%
	2010	73	8.09	593	1.63%	1.55%	27.57%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2014	23	13.20	299	0.00%	1.60%	6.82%
	2013	22	12.36	267	18.83%	1.60%	31.26%
	2012	12	9.42	117	2.19%	1.60%	11.74%
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2014	8	13.42	109	0.00%	1.15%	7.31%
	2013	4	12.51	50	23.72%	1.15%	31.86%
	2012	1	9.49	6	1.95%	1.15%	12.26%
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2014	*-	13.50	*-	0.00%	1.00%	7.47%
	2013	1	12.56	7	12.26%	1.00%	32.06%
	2012	1	9.51	8	2.11%	1.00%	12.43%
	2011	1	8.46	6	5.16%	1.00%	(15.40)%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2014	1	13.23	9	(0.01)%	1.55%	6.87%
	2013	1	12.38	9	15.48%	1.55%	31.33%
	2012	1	9.42	7	3.70%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2014	*-	13.32	5	0.00%	1.35%	7.09%
	2012	*-	9.46	1	3.74%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2014	1	13.32	9	0.00%	1.35%	7.09%
	2012	2	9.46	15	3.69%	1.35%	12.03%
	2011	*-	8.44	*-	0.00%	1.35%	(15.60)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2014	4	$13.28	$56	0.00%	1.45%	6.98%
	2013	5	12.41	60	19.43%	1.45%	31.46%
	2012	2	9.44	23	2.92%	1.45%	11.92%
	2011	1	8.43	6	5.15%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2014	60	13.23	799	0.00%	1.55%	6.87%
	2013	46	12.38	564	19.12%	1.55%	31.33%
	2012	12	9.42	117	3.09%	1.55%	11.80%
	2011	3	8.43	23	5.16%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2014	47	10.90	515	2.02%	1.60%	0.30%
	2013	59	10.87	645	5.14%	1.60%	12.59%
	2012	63	9.65	607	1.94%	1.60%	8.20%
	2011	58	8.92	514	9.28%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II)
	2014	10	11.09	112	2.51%	1.15%	0.76%
	2013	9	11.00	103	5.80%	1.15%	13.10%
	2012	7	9.73	71	2.22%	1.15%	8.70%
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2014	4	11.15	39	2.32%	1.00%	0.91%
	2013	3	11.05	36	5.27%	1.00%	13.27%
	2012	3	9.75	31	0.50%	1.00%	8.86%
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2014	18	10.92	198	2.23%	1.55%	0.35%
	2013	30	10.88	325	7.62%	1.55%	12.64%
	2012	6	9.66	57	2.26%	1.55%	8.26%
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster)
	2014	1	11.00	10	0.53%	1.35%	0.56%
	2013	8	10.94	91	6.73%	1.35%	12.87%
	2012	4	9.70	43	2.98%	1.35%	8.48%
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2014	2	11.00	21	1.58%	1.35%	0.56%
	2013	6	10.94	65	6.70%	1.35%	12.87%
	2012	2	9.70	24	0.86%	1.35%	8.48%
	2011	9	8.94	78	9.08%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2014	4	10.96	39	2.95%	1.45%	0.46%
	2013	2	10.91	22	6.83%	1.45%	12.76%
	2012	1	9.68	7	0.35%	1.45%	8.37%
	2011	8	8.93	72	9.08%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2014	17	10.92	191	2.52%	1.55%	0.35%
	2013	15	10.88	165	6.48%	1.55%	12.64%
	2012	9	9.66	91	1.67%	1.55%	8.26%
	2011	12	8.93	105	9.16%	1.55%	(10.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)*
	2014	10	$10.59	$106	1.14%	1.55%	1.16%
Non-Affiliated Class 4:
American Funds Global Growth (AdvantEdge)*
	2014	1	10.52	8	1.37%	1.60%	0.38%
American Funds Global Growth (AnnuiChoice II)*
	2014	2	10.57	20	1.94%	1.15%	0.84%
American Funds Global Growth (Pinnacle)*
	2014	*-	10.54	*-	1.88%	1.35%	0.64%
American Funds Global Growth (Pinnacle V)*
	2014	3	10.52	31	2.01%	1.55%	0.43%
American Funds Growth (AnnuiChoice II)*
	2014	6	11.16	62	2.90%	1.15%	7.00%
American Funds Growth (Pinnacle)*
	2014	*-	11.14	2	1.64%	1.35%	6.78%
American Funds Growth-Income (AnnuiChoice II)*
	2014	44	11.39	500	4.02%	1.15%	9.08%
American Funds Growth-Income (GrandMaster)*
	2014	2	11.37	22	7.00%	1.35%	8.86%
American Funds Growth-Income (Pinnacle)*
	2014	1	11.37	11	24.94%	1.35%	8.86%
American Funds Growth-Income (Pinnacle IV)*
	2014	3	11.35	32	1.52%	1.45%	8.75%
American Funds Growth-Income (Pinnacle V)*
	2014	12	11.34	132	2.46%	1.55%	8.63%
American Funds Managed Risk Asset Allocation (AnnuiChoice)*
	2014	*-	10.46	*-	0.00%	1.00%	1.88%
American Funds Managed Risk Asset Allocation (AnnuiChoice II)*
	2014	7	10.45	70	0.12%	1.15%	1.73%
American Funds Managed Risk Asset Allocation (GrandMaster flex3)*
	2014	*-	10.40	2	0.12%	1.55%	1.31%
American Funds Managed Risk Asset Allocation (Pinnacle)*
	2014	1	10.43	10	0.07%	1.35%	1.52%
American Funds Managed Risk Asset Allocation (Pinnacle IV)*
	2014	2	10.41	20	0.10%	1.45%	1.42%
American Funds Managed Risk Asset Allocation (Pinnacle V)*
	2014	75	10.40	781	0.14%	1.55%	1.31%
American Funds New World (AnnuiChoice II)*
	2014	1	9.37	7	5.60%	1.15%	(9.19)%
American Funds New World (Pinnacle)*
	2014	2	9.35	19	2.23%	1.35%	(9.37)%
American Funds New World (Pinnacle IV)*
	2014	3	9.34	30	1.75%	1.45%	(9.46)%
American Funds New World (Pinnacle V)*
	2014	7	9.33	67	2.37%	1.55%	(9.56)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)
	2014	22	$25.23	$566	0.93%	1.35%	3.33%
	2013	29	24.41	715	5.85%	1.35%	36.77%
	2012	35	17.85	626	0.92%	1.35%	14.68%
	2011	43	15.57	677	0.90%	1.35%	(5.70)%
	2010	52	16.51	865	1.07%	1.35%	24.71%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2014	*-	24.61	11	0.97%	1.45%	3.22%
	2013	*-	23.84	11	3.97%	1.45%	36.63%
	2012	2	17.45	31	0.97%	1.45%	14.56%
	2011	2	15.23	29	1.08%	1.45%	(5.80)%
	2010	3	16.17	56	0.92%	1.45%	24.55%
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)
	2014	*-	25.41	3	0.94%	1.10%	3.59%
	2013	*-	24.53	3	5.51%	1.10%	37.11%
	2012	*-	17.89	2	1.72%	1.10%	2.66%

Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)
	2014	3	14.50	46	0.00%	1.60%	10.57%
	2013	1	13.12	7	0.00%	1.60%	35.67%
	2012	1	9.67	5	0.00%	1.60%	16.72%
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)
	2014	1	14.75	19	0.00%	1.15%	11.07%
	2013	2	13.28	21	0.00%	1.15%	36.28%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)
	2014	*-	14.83	4	0.00%	1.00%	11.24%
	2013	*-	13.33	4	0.00%	1.00%	36.49%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)
	2014	15	14.53	215	0.00%	1.55%	10.62%
	2013	16	13.13	204	0.00%	1.55%	35.73%
	2012	1	9.68	10	0.00%	1.55%	16.78%
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)
	2014	3	14.64	42	0.00%	1.35%	10.85%
	2013	*-	13.21	3	0.00%	1.35%	36.01%
	2012	*-	9.71	*-	0.00%	1.35%	17.02%
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)
	2014	4	14.64	52	0.00%	1.35%	10.85%
	2013	3	13.21	38	0.00%	1.35%	36.01%
	2012	3	9.71	29	0.00%	1.35%	17.02%
	2011	3	8.30	26	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)
	2014	3	14.58	51	0.00%	1.45%	10.74%
	2013	4	13.17	52	0.00%	1.45%	35.87%
	2012	2	9.69	20	0.00%	1.45%	16.90%
	2011	2	8.29	17	0.00%	1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus Reduced M&E)
	2014	2	14.75	24	0.00%	1.15%	11.07%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)
	2014	15	$14.46	$223	0.00%	1.67%	10.49%
	2013	119	13.09	1,557	0.00%	1.67%	35.57%
	2012	10	9.66	101	0.00%	1.67%	16.64%
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)
	2014	14	14.53	208	0.00%	1.55%	10.62%
	2013	9	13.13	120	0.00%	1.55%	35.73%
	2012	5	9.68	45	0.00%	1.55%	16.78%
	2011	3	8.29	22	0.00%	1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2014	11	21.03	235	0.34%	1.60%	1.40%
	2013	17	20.74	352	1.04%	1.60%	31.90%
	2012	16	15.72	252	4.36%	1.60%	9.47%
	2011	18	14.36	263	18.44%	1.60%	(7.63)%
	2010	4	15.55	66	0.66%	1.60%	24.44%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2014	4	21.58	89	0.49%	1.15%	1.87%
	2013	2	21.19	41	0.89%	1.15%	32.50%
	2012	1	15.99	18	3.81%	1.15%	9.97%
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
	2010	*-	15.67	3	0.00%	1.15%	25.01%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2014	1	21.09	16	0.51%	1.55%	1.45%
	2013	*-	20.79	3	1.02%	1.55%	31.96%
	2012	*-	15.75	2	9.40%	1.55%	9.52%
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2014	2	21.34	43	0.47%	1.35%	1.66%
	2013	2	20.99	34	1.03%	1.35%	32.23%
	2012	1	15.87	24	2.31%	1.35%	9.75%
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
	2010	3	15.62	51	1.10%	1.35%	24.76%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2014	5	20.95	102	0.46%	1.67%	1.33%
	2013	5	20.67	107	1.05%	1.67%	31.80%
	2012	6	15.68	95	6.21%	1.67%	9.39%
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
	2010	13	15.53	197	0.58%	1.67%	24.36%
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2014	*-	21.34	7	0.47%	1.35%	1.66%
	2013	*-	20.99	7	54.78%	1.35%	32.23%
	2012	*-	15.87	4	3.95%	1.35%	9.75%
	2011	2	14.46	23	18.46%	1.35%	(7.40)%
	2010	2	15.62	29	1.31%	1.35%	24.78%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2014	2	21.21	42	0.44%	1.45%	1.56%
	2013	2	20.89	49	0.40%	1.45%	32.10%
	2012	*-	15.81	6	1.37%	1.45%	9.63%
	2011	3	14.42	38	20.16%	1.45%	(7.49)%
	2010	2	15.59	33	1.20%	1.45%	24.63%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2014	19	$21.09	$404	0.50%	1.55%	1.45%
	2013	13	20.79	267	0.88%	1.55%	31.96%
	2012	6	15.75	90	4.42%	1.55%	9.52%
	2011	6	14.38	85	13.78%	1.55%	(7.58)%
	2010	4	15.56	60	0.90%	1.55%	24.47%
Deutsche Small Cap Index (AdvantEdge)
	2014	2	16.50	38	0.70%	1.60%	2.80%
	2013	5	16.05	73	0.36%	1.60%	36.10%
	2012	*-	11.79	2	0.70%	1.60%	14.02%
	2011	*-	10.34	2	0.58%	1.60%	(6.10)%
	2010	*-	11.01	2	0.88%	1.60%	24.09%
Deutsche Small Cap Index (AnnuiChoice II)
	2014	6	16.25	92	0.56%	1.15%	3.27%
	2013	3	15.73	47	4.87%	1.15%	36.72%
	2012	3	11.51	31	0.85%	1.15%	14.54%
	2011	3	10.05	28	0.89%	1.15%	(5.67)%
	2010	2	10.65	18	0.67%	1.15%	24.66%
Deutsche Small Cap Index (AnnuiChoice)
	2014	1	23.32	24	0.71%	1.00%	3.43%
	2013	1	22.55	24	3.72%	1.00%	36.93%
	2012	2	16.47	36	0.85%	1.00%	14.71%
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
	2010	5	15.20	74	0.77%	1.00%	24.85%
Deutsche Small Cap Index (GrandMaster flex3)
	2014	3	23.43	77	0.71%	1.55%	2.86%
	2013	3	22.78	79	5.40%	1.55%	36.17%
	2012	4	16.73	68	0.70%	1.55%	14.07%
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
	2010	6	15.61	92	0.65%	1.55%	24.16%
Deutsche Small Cap Index (Grandmaster)
	2014	1	20.12	25	0.83%	1.35%	3.07%
	2013	2	19.53	33	26.07%	1.35%	36.44%
	2012	2	14.31	24	1.07%	1.35%	14.31%
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
	2010	1	13.30	18	0.60%	1.35%	24.41%
Deutsche Small Cap Index (IQ3)
	2014	5	21.84	103	0.71%	1.45%	2.96%
	2013	5	21.21	106	5.34%	1.45%	36.30%
	2012	5	15.56	79	0.64%	1.45%	14.19%
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
	2010	7	14.49	103	0.64%	1.45%	24.28%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)
	2014	10	16.99	162	0.91%	1.15%	3.27%
	2013	5	16.45	78	0.00%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus)
	2014	4	22.48	82	0.79%	1.67%	2.73%
	2013	13	21.88	282	5.69%	1.67%	36.00%
	2012	20	16.09	330	4.24%	1.67%	13.94%
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
	2010	22	15.05	334	0.64%	1.67%	24.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index VIP (Pinnacle IV)
	2014	11	$21.84	$248	0.74%	1.45%	2.96%
	2013	13	21.21	282	5.36%	1.45%	36.30%
	2012	18	15.56	278	0.83%	1.45%	14.19%
	2011	25	13.63	338	0.61%	1.45%	(5.96)%
	2010	31	14.49	446	0.65%	1.45%	24.29%
Deutsche Small Cap Index VIP (Pinnacle V)
	2014	14	13.86	189	0.68%	1.55%	2.86%
	2013	12	13.48	163	4.93%	1.55%	36.17%
	2012	11	9.90	111	0.82%	1.55%	14.07%
	2011	13	8.68	111	0.57%	1.55%	(6.05)%
	2010	13	9.24	117	0.64%	1.55%	24.22%
Advisor Class (continued):
Pimco VIT All Asset (AdvantEdge)
	2014	17	12.14	203	4.47%	1.60%	(1.15)%
	2013	25	12.28	310	4.24%	1.60%	(1.49)%
	2012	30	12.46	380	4.72%	1.60%	12.96%
	2011	32	11.03	350	8.01%	1.60%	0.30%
	2010	27	11.00	296	7.09%	1.60%	11.20%
Pimco VIT All Asset (IQ Annuity)
	2014	11	12.17	138	4.98%	1.45%	(1.00)%
	2013	13	12.29	161	4.28%	1.45%	(1.34)%
	2012	14	12.46	174	4.86%	1.45%	13.14%
	2011	14	11.01	153	7.67%	1.45%	0.45%
	2010	13	10.96	146	7.23%	1.45%	11.37%
Pimco VIT All Asset (Pinnacle)
	2014	4	12.25	49	5.04%	1.35%	(0.90)%
	2013	4	12.36	48	4.07%	1.35%	(1.24)%
	2012	7	12.52	90	4.83%	1.35%	13.25%
	2011	8	11.05	84	9.89%	1.35%	0.55%
	2010	8	10.99	88	6.84%	1.35%	11.47%
Pimco VIT All Asset (AnnuiChoice II)
	2014	17	12.52	217	4.59%	1.15%	(0.70)%
	2013	28	12.61	352	3.88%	1.15%	(1.04)%
	2012	37	12.74	471	5.60%	1.15%	13.48%
	2011	32	11.23	356	7.66%	1.15%	0.76%
	2010	29	11.14	319	6.83%	1.15%	11.71%
Pimco VIT All Asset (AnnuiChoice)
	2014	1	12.54	18	5.09%	1.00%	(0.55)%
	2013	1	12.61	18	6.03%	1.00%	(0.89)%
	2012	4	12.72	50	4.54%	1.00%	13.65%
	2011	6	11.20	64	7.65%	1.00%	0.91%
	2010	6	11.10	64	6.24%	1.00%	11.88%
Pimco VIT All Asset (GrandMaster flex3)
	2014	7	12.08	88	4.05%	1.55%	(1.10)%
	2013	16	12.22	195	4.35%	1.55%	(1.44)%
	2012	21	12.40	261	4.89%	1.55%	13.02%
	2011	21	10.97	226	7.86%	1.55%	0.35%
	2010	14	10.93	156	8.16%	1.55%	11.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Grandmaster)
	2014	32	$12.25	$387	4.86%	1.35%	(0.90)%
	2013	37	12.36	456	3.73%	1.35%	(1.24)%
	2012	109	12.52	1,364	5.14%	1.35%	13.25%
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
	2010	106	10.99	1,161	8.51%	1.35%	11.48%
Pimco VIT All Asset (Pinnacle IV)
	2014	79	12.26	964	4.90%	1.45%	(1.00)%
	2013	104	12.39	1,290	4.13%	1.45%	(1.34)%
	2012	147	12.56	1,840	4.88%	1.45%	13.14%
	2011	149	11.10	1,656	8.06%	1.45%	0.45%
	2010	132	11.05	1,458	8.38%	1.45%	11.38%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E)
	2014	1	11.16	16	6.27%	1.15%	(0.70)%
Pimco VIT All Asset (Pinnacle Plus)
	2014	14	11.99	173	4.41%	1.15%	(1.22)%
	2013	20	12.14	245	4.38%	1.15%	(1.56)%
	2012	22	12.33	271	5.73%	1.67%	12.88%
	2011	18	10.92	195	7.31%	1.67%	0.23%
	2010	20	10.90	214	7.10%	1.67%	11.12%
Pimco VIT All Asset (Pinnacle V)
	2014	29	12.18	358	4.94%	1.55%	(1.10)%
	2013	40	12.31	492	4.62%	1.55%	(1.44)%
	2012	44	12.49	550	5.20%	1.55%	13.02%
	2011	35	11.06	388	8.91%	1.55%	0.35%
	2010	22	11.02	243	7.97%	1.55%	11.29%
Pimco VIT Commodity Real Return (Pinnacle)
	2014	22	5.21	115	0.27%	1.35%	(19.72)%
	2013	19	6.49	125	1.23%	1.35%	(15.87)%
	2012	30	7.71	234	5.62%	1.35%	3.70%
	2011	31	7.44	229	15.24%	1.35%	(8.79)%
	2010	28	8.16	228	17.02%	1.35%	22.64%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2014	18	5.21	93	0.26%	1.45%	(19.80)%
	2013	19	6.50	121	1.31%	1.45%	(15.95)%
	2012	94	7.73	724	5.53%	1.45%	3.59%
	2011	103	7.47	768	14.35%	1.45%	(8.88)%
	2010	122	8.19	1,002	18.43%	1.45%	22.41%
Pimco VIT Commodity Real Return (Pinnacle V)
	2014	158	5.18	820	0.27%	1.55%	(19.88)%
	2013	137	6.46	888	1.64%	1.55%	(16.04)%
	2012	160	7.70	1,228	5.83%	1.55%	3.49%
	2011	157	7.44	1,169	15.00%	1.55%	(8.97)%
	2010	149	8.17	1,215	18.04%	1.55%	22.34%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2014	79	5.16	407	0.26%	1.60%	(19.92)%
	2013	76	6.44	490	1.63%	1.60%	(16.08)%
	2012	65	7.68	497	5.97%	1.60%	3.43%
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
	2010	46	8.16	379	18.54%	1.60%	22.26%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2014	23	$5.32	$125	0.27%	1.15%	(19.56)%
	2013	19	6.62	129	1.57%	1.15%	(15.70)%
	2012	19	7.85	151	5.38%	1.15%	3.91%
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
	2010	29	8.26	243	19.17%	1.15%	22.82%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2014	1	5.34	4	0.25%	1.00%	(19.43)%
	2013	*-	6.62	*-	0.06%	1.00%	(15.57)%
	2012	5	7.84	39	5.55%	1.00%	4.07%
	2011	5	7.54	41	14.76%	1.00%	(8.47)%
	2010	7	8.23	59	18.85%	1.00%	23.01%
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2014	21	5.21	110	0.26%	1.35%	(19.72)%
	2013	24	6.49	155	1.45%	1.35%	(15.87)%
	2012	30	7.71	231	4.62%	1.35%	3.70%
	2011	61	7.44	452	14.89%	1.35%	(8.79)%
	2010	65	8.16	534	17.84%	1.35%	22.57%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2014	28	5.18	145	0.25%	1.45%	(19.80)%
	2013	38	6.45	243	1.64%	1.45%	(15.95)%
	2012	42	7.68	320	6.54%	1.45%	3.59%
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
	2010	24	8.13	193	17.02%	1.45%	22.45%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2014	3	5.14	16	0.21%	1.55%	(19.88)%
	2013	6	6.42	40	1.49%	1.55%	(16.04)%
	2012	11	7.64	84	5.96%	1.55%	3.49%
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
	2010	10	8.11	81	18.88%	1.55%	22.33%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E)
	2014	4	6.94	28	0.33%	1.15%	(19.56)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2014	21	5.10	107	0.32%	1.67%	(19.98)%
	2013	24	6.37	153	1.46%	1.67%	(16.14)%
	2012	55	7.60	414	5.78%	1.67%	3.36%
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
	2010	63	8.09	513	18.92%	1.67%	22.18%
Pimco VIT Long Term Government (AnnuiChoice II)
	2014	*-	10.37	5	2.32%	1.15%	22.47%
Pimco VIT Low Duration (AnnuiChoice II)
	2014	11	11.55	124	1.04%	1.15%	(0.41)%
	2013	9	11.60	109	1.35%	1.15%	(1.38)%
	2012	9	11.76	112	1.76%	1.15%	4.52%
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
	2010	9	11.27	102	2.39%	1.15%	3.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (AnnuiChoice)
2014		*-	$11.70	$4	0.90%	1.00%	(0.26)%
2013		2	11.73	20	1.36%	1.00%	(1.23)%
2012		2	11.88	19	1.79%	1.00%	4.68%
2011		3	11.35	38	2.20%	1.00%	0.00%
2010		20	11.35	223	1.81%	1.00%	4.13%
Pimco VIT Low Duration (GrandMaster flex3)
2014		9	11.28	99	1.04%	1.55%	(0.81)%
2013		8	11.37	88	1.37%	1.55%	(1.78)%
2012		16	11.57	188	1.58%	1.55%	4.10%
2011		14	11.12	158	1.70%	1.55%	(0.55)%
2010		16	11.18	181	1.89%	1.55%	3.56%
Pimco VIT Low Duration (Grandmaster)
2014		18	11.43	203	1.06%	1.35%	(0.61)%
2013		12	11.50	139	1.47%	1.35%	(1.58)%
2012		6	11.68	67	2.53%	1.35%	4.31%
2011		6	11.20	66	1.45%	1.35%	(0.35)%
2010		7	11.24	84	1.88%	1.35%	3.77%
Pimco VIT Low Duration (IQ Annuity)
2014		56	11.35	639	1.03%	1.45%	(0.71)%
2013		57	11.43	649	1.34%	1.45%	(1.68)%
2012		59	11.63	686	1.81%	1.45%	4.21%
2011		59	11.16	663	2.33%	1.45%	(0.45)%
2010		10	11.21	118	2.01%	1.45%	3.66%
Pimco VIT Low Duration (Pinnacle)
2014		2	11.43	26	1.02%	1.35%	(0.61)%
2013		3	11.50	30	1.16%	1.35%	(1.58)%
2012		4	11.68	45	1.80%	1.35%	4.31%
2011		3	11.20	36	1.69%	1.35%	(0.35)%
2010		24	11.24	270	1.85%	1.35%	3.77%
Pimco VIT Low Duration (Pinnacle IV)
2014		4	11.31	45	0.81%	1.45%	(0.71)%
2013		63	11.39	721	1.43%	1.45%	(1.68)%
2012		66	11.59	767	1.79%	1.45%	4.21%
2011		67	11.12	745	2.21%	1.45%	(0.45)%
2010		15	11.17	163	1.75%	1.45%	3.65%
Pimco VIT Low Duration (AdvantEdge)
2014		13	11.20	141	0.98%	1.60%	(0.86)%
2013		29	11.29	333	1.45%	1.60%	(1.83)%
2012		46	11.50	525	1.83%	1.60%	4.05%
2011		49	11.06	540	1.90%	1.60%	(0.60)%
2010		29	11.12	322	2.12%	1.60%	3.50%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
2014		*-	10.17	2	0.99%	1.15%	(0.41)%
2013		*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
2014		12	11.18	132	0.97%	1.67%	(0.93)%
2013		38	11.29	426	1.46%	1.67%	(1.90)%
2012		37	11.51	423	1.78%	1.67%	3.97%
2011		40	11.07	438	1.76%	1.67%	(0.67)%
2010		25	11.14	280	1.88%	1.67%	3.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle V)
2014		81	$11.23	$906	1.03%	1.55%	(0.81)%
2013		87	11.33	983	1.39%	1.55%	(1.78)%
2012		76	11.53	872	1.83%	1.55%	4.10%
2011		64	11.08	705	1.98%	1.55%	(0.55)%
2010		17	11.14	186	1.99%	1.55%	3.56%
Pimco VIT Real Return (Pinnacle IV)
2014		9	11.79	101	1.14%	1.45%	1.50%
2013		44	11.62	514	1.81%	1.45%	(10.62)%
2012		72	13.00	934	6.42%	1.45%	7.06%
2011		69	12.14	837	5.70%	1.45%	9.95%
2010		51	11.04	565	2.20%	1.45%	6.39%
Pimco VIT Real Return (AdvantEdge)
2014		10	11.67	115	0.93%	1.60%	1.34%
2013		4	11.52	50	0.99%	1.60%	(10.76)%
2012		16	12.90	206	6.44%	1.60%	6.90%
2011		15	12.07	181	5.29%	1.60%	9.78%
2010		11	11.00	123	2.53%	1.60%	6.27%
Pimco VIT Real Return (AnnuiChoice II)
2014		13	12.04	159	1.38%	1.15%	1.81%
2013		16	11.83	190	1.93%	1.15%	(10.35)%
2012		23	13.19	306	7.77%	1.15%	7.39%
2011		14	12.29	173	5.38%	1.15%	10.28%
2010		8	11.14	91	2.41%	1.15%	6.76%
Pimco VIT Real Return (AnnuiChoice)
2014		8	12.17	97	1.30%	1.00%	1.96%
2013		9	11.94	105	0.96%	1.00%	(10.21)%
2012		34	13.30	451	6.19%	1.00%	7.55%
2011		40	12.36	491	5.55%	1.00%	10.45%
2010		30	11.19	337	2.34%	1.00%	6.92%
Pimco VIT Real Return (GrandMaster flex3)
2014		4	11.73	43	1.31%	1.55%	1.39%
2013		4	11.57	42	1.93%	1.55%	(10.71)%
2012		5	12.96	69	6.13%	1.55%	6.95%
2011		5	12.11	66	4.13%	1.55%	9.83%
2010		8	11.03	90	2.21%	1.55%	6.33%
Pimco VIT Real Return (Grandmaster)
2014		3	11.89	32	1.72%	1.35%	1.60%
2013		11	11.70	126	2.08%	1.35%	(10.53)%
2012		18	13.08	241	7.78%	1.35%	7.17%
2011		11	12.20	136	4.91%	1.35%	10.06%
2010		10	11.09	109	2.23%	1.35%	6.54%
Pimco VIT Real Return (IQ Annuity)
2014		21	11.81	248	1.31%	1.45%	1.50%
2013		21	11.63	247	2.39%	1.45%	(10.62)%
2012		21	13.02	276	5.92%	1.45%	7.06%
2011		24	12.16	287	4.88%	1.45%	9.94%
2010		20	11.06	227	2.15%	1.45%	6.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle)
2014		8	$11.89	$91	1.33%	1.35%	1.60%
2013		8	11.70	93	1.69%	1.35%	(10.53)%
2012		16	13.08	206	6.24%	1.35%	7.17%
2011		17	12.20	209	4.73%	1.35%	10.06%
2010		25	11.09	281	2.17%	1.35%	6.55%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
2014		1	10.37	14	1.67%	1.15%	1.81%
2013		1	10.19	7	4.98%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
2014		17	11.63	201	1.69%	1.67%	1.27%
2013		37	11.49	430	0.88%	1.67%	(10.82)%
2012		160	12.88	2,058	3.53%	1.67%	6.82%
2011		386	12.06	4,656	7.14%	1.67%	9.70%
2010		19	10.99	205	2.15%	1.67%	6.20%
Pimco VIT Real Return (Pinnacle V)
2014		76	11.71	893	1.29%	1.55%	1.39%
2013		100	11.55	1,151	2.23%	1.55%	(10.71)%
2012		114	12.94	1,475	7.26%	1.55%	6.95%
2011		84	12.10	1,021	5.15%	1.55%	9.83%
2010		93	11.01	1,020	2.22%	1.55%	6.30%
Pimco VIT Total Return (Pinnacle V)
2014		801	13.13	10,512	2.14%	1.55%	2.56%
2013		700	12.80	8,967	3.01%	1.55%	(3.58)%
2012		629	13.28	8,354	4.56%	1.55%	7.79%
2011		538	12.32	6,621	4.16%	1.55%	1.90%
2010		441	12.09	5,336	6.11%	1.55%	6.36%
Pimco VIT Total Return (AdvantEdge)
2014		381	13.08	4,988	2.07%	1.60%	2.51%
2013		422	12.76	5,392	3.07%	1.60%	(3.62)%
2012		344	13.24	4,559	4.52%	1.60%	7.73%
2011		319	12.29	3,924	4.15%	1.60%	1.85%
2010		252	12.07	3,038	5.64%	1.60%	6.27%
Pimco VIT Total Return (AnnuiChoice II)
2014		133	13.50	1,798	2.25%	1.15%	2.98%
2013		88	13.11	1,151	2.69%	1.15%	(3.18)%
2012		90	13.54	1,215	4.71%	1.15%	8.23%
2011		83	12.51	1,038	4.05%	1.15%	2.32%
2010		76	12.23	929	5.42%	1.15%	6.76%
Pimco VIT Total Return (AnnuiChoice)
2014		21	13.44	287	2.12%	1.00%	3.13%
2013		20	13.03	259	2.96%	1.00%	(3.04)%
2012		28	13.44	383	3.88%	1.00%	8.39%
2011		76	12.40	938	3.78%	1.00%	2.47%
2010		92	12.10	1,119	4.98%	1.00%	6.92%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3)
2014		34	$12.95	$437	2.06%	1.55%	2.56%
2013		44	12.63	559	2.79%	1.55%	(3.58)%
2012		51	13.10	664	4.25%	1.55%	7.79%
2011		50	12.15	603	3.86%	1.55%	1.90%
2010		53	11.92	630	5.44%	1.55%	6.33%
Pimco VIT Total Return (Grandmaster)
2014		61	13.13	801	2.04%	1.35%	2.77%
2013		75	12.78	957	2.95%	1.35%	(3.38)%
2012		80	13.22	1,063	4.67%	1.35%	8.01%
2011		74	12.24	900	3.77%	1.35%	2.11%
2010		83	11.99	1,001	5.35%	1.35%	6.54%
Pimco VIT Total Return (IQ Annuity)
2014		71	13.04	926	2.09%	1.45%	2.66%
2013		76	12.70	961	2.92%	1.45%	(3.48)%
2012		80	13.16	1,056	4.50%	1.45%	7.90%
2011		78	12.20	948	3.99%	1.45%	2.01%
2010		80	11.96	957	5.53%	1.45%	6.44%
Pimco VIT Total Return (Pinnacle)
2014		47	13.13	622	2.01%	1.35%	2.77%
2013		58	12.78	746	2.84%	1.35%	(3.38)%
2012		72	13.22	945	4.20%	1.35%	8.01%
2011		87	12.24	1,061	3.95%	1.35%	2.11%
2010		90	11.99	1,080	4.91%	1.35%	6.56%
Pimco VIT Total Return (Pinnacle IV)
2014		40	13.22	535	2.04%	1.45%	2.67%
2013		66	12.88	845	2.80%	1.45%	(3.48)%
2012		99	13.34	1,322	4.37%	1.45%	7.90%
2011		98	12.37	1,217	4.09%	1.45%	2.01%
2010		97	12.12	1,178	5.17%	1.45%	6.42%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
2014		2	10.82	20	1.61%	1.15%	2.98%
2013		10	10.50	109	2.04%	1.15%	(3.18)%
2012		1	10.85	13	4.52%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus)
2014		58	12.85	750	2.07%	1.67%	2.44%
2013		82	12.54	1,034	2.23%	1.67%	(3.69)%
2012		190	13.02	2,471	5.19%	1.67%	7.66%
2011		100	12.10	1,208	4.58%	1.67%	1.78%
2010		55	11.89	654	6.29%	1.67%	6.20%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle)
2014		3	7.57	22	0.00%	1.35%	10.57%
2013		*-	6.85	2	0.00%	1.35%	1.21%
2012		1	6.77	6	0.00%	1.35%	(12.41)%
2011		1	7.72	9	0.00%	1.35%	(9.86)%
2010		2	8.57	17	0.00%	1.35%	(4.82)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Future Strategy (Pinnacle IV)
2014		2	$7.52	$18	0.00%	1.45%	10.46%
2013		1	6.81	5	0.00%	1.45%	1.10%
2012		2	6.74	13	0.00%	1.45%	(12.50)%
2011		6	7.70	43	0.00%	1.45%	(9.95)%
2010		28	8.55	239	0.00%	1.45%	(4.94)%
Guggenheim VT Global Managed Future Strategy (Pinnacle V)
2014		35	7.48	260	0.00%	1.55%	10.35%
2013		21	6.78	139	0.00%	1.55%	1.00%
2012		22	6.71	148	0.00%	1.55%	(12.59)%
2011		30	7.68	230	0.00%	1.55%	(10.04)%
2010		31	8.53	262	0.00%	1.55%	(5.05)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
2014		14	7.45	104	0.00%	1.60%	10.29%
2013		21	6.76	141	0.00%	1.60%	0.95%
2012		19	6.70	127	0.00%	1.60%	(12.63)%
2011		16	7.66	120	0.00%	1.60%	(10.09)%
2010		14	8.52	117	0.00%	1.60%	(5.08)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
2014		5	7.67	39	0.00%	1.15%	10.80%
2013		3	6.92	18	0.00%	1.15%	1.41%
2012		2	6.82	15	0.00%	1.15%	(12.23)%
2011		2	7.77	19	0.00%	1.15%	(9.68)%
2010		2	8.61	14	0.00%	1.15%	(4.64)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)
2014		2	7.74	13	0.00%	1.00%	10.96%
2013		1	6.97	7	0.00%	1.00%	1.56%
2012		1	6.86	7	0.00%	1.00%	(12.10)%
2011		1	7.81	11	0.00%	1.00%	(9.54)%
2010		6	8.63	50	0.00%	1.00%	(4.50)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3)
2014		1	7.48	4	0.00%	1.55%	10.35%
2013		*-	6.78	*-	0.00%	1.55%	1.00%
2012		*-	6.71	*-	0.00%	1.55%	(12.59)%
2011		*-	7.68	*-	0.00%	1.55%	(10.04)%
2010		1	8.53	6	0.00%	1.55%	(5.03)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster)
2014		1	7.57	8	0.00%	1.35%	10.57%
2013		2	6.85	12	0.00%	1.35%	1.21%
2012		2	6.77	12	0.00%	1.35%	(12.41)%
2011		1	7.72	6	0.00%	1.35%	(9.86)%
2010		*-	8.57	4	0.00%	1.35%	(4.84)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
2014		*-	7.52	1	0.00%	1.45%	10.46%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E)
2014		1	9.16	12	0.00%	1.15%	10.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
2014		3	$7.42	$23	0.00%	1.67%	10.21%
2013		4	6.73	25	0.00%	1.67%	0.88%
2012		8	6.68	52	0.00%	1.67%	(12.69)%
2011		14	7.65	108	0.00%	1.67%	(10.15)%
2010		15	8.51	131	0.00%	1.67%	(5.15)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
2014		16	8.79	141	0.00%	1.60%	2.99%
2013		18	8.53	154	0.00%	1.60%	0.03%
2012		16	8.53	137	0.64%	1.60%	0.58%
2011		13	8.48	110	0.00%	1.60%	1.73%
2010		11	8.34	90	0.00%	1.60%	4.48%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
2014		11	9.07	100	0.00%	1.15%	3.46%
2013		11	8.76	100	0.00%	1.15%	0.49%
2012		11	8.72	99	0.83%	1.15%	1.04%
2011		7	8.63	58	0.00%	1.15%	2.20%
2010		7	8.45	58	0.00%	1.15%	4.96%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
2014		12	9.03	110	0.00%	1.00%	3.61%
2013		12	8.72	101	0.00%	1.00%	0.64%
2012		24	8.66	204	1.00%	1.00%	1.20%
2011		4	8.56	32	0.00%	1.00%	2.35%
2010		12	8.36	97	0.00%	1.00%	5.12%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
2014		2	8.70	22	0.00%	1.55%	3.04%
2013		2	8.45	17	0.00%	1.55%	0.08%
2012		4	8.44	35	0.78%	1.55%	0.63%
2011		2	8.39	17	0.00%	1.55%	1.78%
2010		3	8.24	21	0.00%	1.55%	4.54%
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
2014		6	8.82	55	0.00%	1.35%	3.25%
2013		8	8.55	71	0.00%	1.35%	0.28%
2012		12	8.52	100	0.46%	1.35%	0.84%
2011		18	8.45	153	0.00%	1.35%	1.99%
2010		6	8.29	53	0.00%	1.35%	4.75%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
2014		9	8.76	79	0.00%	1.45%	3.14%
2013		9	8.50	73	0.00%	1.45%	0.18%
2012		9	8.48	75	0.54%	1.45%	0.74%
2011		11	8.42	91	0.00%	1.45%	1.89%
2010		11	8.26	92	0.00%	1.45%	4.64%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
2014		18	8.82	163	0.00%	1.35%	3.25%
2013		17	8.55	148	0.00%	1.35%	0.28%
2012		19	8.52	165	0.63%	1.35%	0.84%
2011		16	8.45	139	0.00%	1.35%	1.99%
2010		16	8.29	131	0.00%	1.35%	4.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
2014		2	$8.88	$21	0.00%	1.45%	3.14%
2013		6	8.61	53	0.00%	1.45%	0.18%
2012		7	8.59	64	0.64%	1.45%	0.74%
2011		9	8.53	75	0.00%	1.45%	1.89%
2010		9	8.37	76	0.00%	1.45%	4.60%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
2014		3	10.90	28	0.00%	1.15%	3.46%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
2014		6	8.63	49	0.00%	1.67%	2.91%
2013		18	8.39	147	0.00%	1.67%	(0.04)%
2012		25	8.39	213	0.59%	1.67%	0.51%
2011		24	8.35	200	0.00%	1.67%	1.66%
2010		3	8.21	28	0.00%	1.67%	4.41%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
2014		16	8.82	143	0.00%	1.55%	3.04%
2013		20	8.56	170	0.00%	1.55%	0.08%
2012		24	8.55	205	0.69%	1.55%	0.63%
2011		16	8.50	138	0.00%	1.55%	1.78%
2010		22	8.35	185	0.00%	1.55%	4.54%
Guggenheim VT Long Short Equity (AdvantEdge)
2014		2	10.05	20	0.00%	1.60%	1.15%
2013		8	9.93	77	0.00%	1.60%	15.58%
2012		4	8.60	37	0.00%	1.60%	2.75%
2011		5	8.37	42	0.00%	1.60%	(8.05)%
2010		5	9.10	46	0.00%	1.60%	9.43%
Guggenheim VT Long Short Equity (AnnuiChoice II)
2014		8	10.37	80	0.00%	1.15%	1.61%
2013		5	10.20	48	0.00%	1.15%	16.11%
2012		5	8.79	43	0.00%	1.15%	3.23%
2011		5	8.51	46	0.00%	1.15%	(7.63)%
2010		3	9.22	32	0.00%	1.15%	9.93%
Guggenheim VT Long Short Equity (AnnuiChoice)
2014		*-	10.18	4	0.00%	1.00%	1.77%
2013		*-	10.00	*-	0.00%	1.00%	16.28%
2012		*-	8.60	*-	0.00%	1.00%	3.38%
2011		*-	8.32	3	0.00%	1.00%	(7.49)%
2010		*-	8.99	4	0.00%	1.00%	10.10%
Guggenheim VT Long Short Equity (GrandMaster flex3)
2014		1	9.81	6	0.00%	1.55%	1.20%
2013		*-	9.69	2	0.00%	1.55%	15.64%
2012		*-	8.38	2	0.00%	1.55%	2.81%
Guggenheim VT Long Short Equity (Grandmaster)
2014		1	9.94	7	0.00%	1.35%	1.41%
2012		*-	8.46	1	0.00%	1.35%	3.02%
2011		*-	8.21	1	0.00%	1.35%	(7.82)%
2010		*-	8.91	2	0.00%	1.35%	9.71%
Guggenheim VT Long Short Equity (IQ Annuity)
2014		1	9.87	10	0.00%	1.45%	1.31%
2011		1	8.18	11	0.00%	1.45%	(7.91)%
2010		2	8.89	13	0.00%	1.45%	9.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle)
2014		3	$9.94	$26	0.00%	1.35%	1.41%
2013		1	9.80	6	0.00%	1.35%	15.87%
2012		1	8.46	5	0.00%	1.35%	3.02%
2011		1	8.21	4	0.00%	1.35%	(7.82)%
2010		1	8.91	6	0.00%	1.35%	9.71%
Guggenheim VT Long Short Equity (Pinnacle IV)
2014		3	10.15	27	0.00%	1.45%	1.31%
2013		2	10.02	16	0.00%	1.45%	15.76%
2012		1	8.66	13	0.00%	1.45%	2.91%
2011		2	8.41	16	0.00%	1.45%	(7.91)%
2010		3	9.14	24	0.00%	1.45%	9.63%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E)
2014		1	11.76	13	0.00%	1.15%	1.61%
Guggenheim VT Long Short Equity (Pinnacle Plus)
2014		3	9.73	33	0.00%	1.67%	1.08%
2013		4	9.62	39	0.00%	1.67%	15.50%
2012		6	8.33	49	0.00%	1.67%	2.68%
2011		6	8.12	49	0.00%	1.67%	(8.12)%
2010		2	8.83	17	0.00%	1.67%	9.35%
Guggenheim VT Long Short Equity (Pinnacle V)
2014		7	10.08	72	0.00%	1.55%	1.20%
2013		3	9.96	29	0.00%	1.55%	15.64%
2012		5	8.62	41	0.00%	1.55%	2.81%
2011		10	8.38	81	0.00%	1.55%	(8.01)%
2010		21	9.11	189	0.00%	1.55%	9.47%
ETF Shares:
iShares Core US Aggretate Bond ETF (Varoom ®)
2014		1	27.14	17	2.51%	1.75%	4.13%
2013		1	26.06	17	2.59%	1.75%	(3.72)%
2012		1	27.06	19	3.06%	1.75%	1.94%
2011		1	26.55	19	2.17%	1.75%	5.79%
iShares Core US Aggretate Bond ETF (Varoom GLWB 2)
2014		1	26.26	39	2.52%	2.55%	3.29%
2013		1	25.42	38	2.27%	2.55%	(4.50)%
2012		1	26.62	36	2.76%	2.55%	1.11%
2011		1	26.33	34	1.56%	2.55%	4.93%
iShares Core US Aggretate Bond ETF (Varoom GLWB 5)
2014		20	24.99	507	2.52%	2.75%	3.08%
2013		16	24.24	385	2.31%	2.75%	(4.70)%
2012		8	25.44	197	3.08%	2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
2014		*-	26.49	12	2.62%	2.55%	1.19%
2013		*-	26.17	12	2.69%	2.55%	(2.88)%
2012		*-	26.95	11	2.90%	2.55%	4.31%
2011		*-	25.84	10	4.78%	2.55%	3.13%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)
2014		1	26.45	27	2.64%	1.90%	1.86%
2013		1	25.96	21	4.85%	1.90%	(2.23)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)
2014		17	$25.75	$446	2.62%	2.75%	0.98%
2013		11	25.50	279	2.47%	2.75%	(3.08)%
2012		3	26.31	82	0.82%	2.75%	4.09%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
2014		1	25.81	19	1.64%	2.55%	0.95%
2013		1	25.56	18	1.04%	2.55%	(10.78)%
2012		1	28.65	17	2.67%	2.55%	3.62%
2011		*-	27.65	9	1.49%	2.55%	10.40%
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)
2014		*-	23.71	12	1.64%	1.90%	1.62%
2013		*-	23.33	12	1.10%	1.90%	(10.19)%
2012		*-	25.97	13	1.78%	1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)
2014		4	23.08	102	1.68%	2.75%	0.74%
2013		4	22.91	91	1.25%	2.75%	(10.97)%
2012		3	25.73	68	3.65%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
2014		*-	29.88	6	5.94%	1.75%	0.10%
2013		*-	29.85	7	8.48%	1.75%	4.02%
2012		*-	28.69	7	8.32%	1.75%	9.56%
2011		*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
2014		1	28.91	40	5.95%	2.55%	(0.71)%
2013		1	29.12	42	6.50%	2.55%	3.17%
2012		1	28.22	34	10.10%	2.55%	8.66%
2011		*-	25.97	5	1.20%	2.55%	2.79%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
2014		4	29.34	113	5.85%	1.90%	(0.05)%
2013		2	29.35	73	7.80%	1.90%	3.86%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
2014		5	28.56	134	5.99%	2.75%	(0.92)%
2013		3	28.83	89	6.56%	2.75%	2.96%
2012		2	28.00	52	5.69%	2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
2014		1	42.18	49	1.64%	1.75%	12.65%
2013		1	37.44	30	1.75%	1.75%	3.62%
2012		1	28.67	23	2.08%	1.75%	11.97%
2011		1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
2014		3	41.16	143	1.39%	2.35%	11.97%
2013		4	36.76	157	1.64%	2.35%	29.82%
2012		5	28.31	130	1.81%	2.35%	11.28%
2011		5	25.44	130	2.84%	2.35%	1.95%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
2014		*-	40.82	10	1.43%	2.55%	11.74%
2013		*-	36.53	9	1.61%	2.55%	29.56%
2012		*-	28.20	8	2.23%	2.55%	11.05%
2011		*-	25.39	5	0.45%	2.55%	1.74%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)
2014		2	$41.15	$64	1.49%	1.90%	12.48%
2013		1	36.58	30	2.86%	1.90%	30.42%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)
2014		30	40.31	1,212	1.52%	2.55%	11.74%
2013		18	36.08	664	1.63%	2.55%	29.56%
2012		2	27.85	44	1.13%	2.55%	11.05%
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)
2014		*-	40.06	20	1.48%	2.75%	11.51%
2013		*-	35.92	14	1.77%	2.75%	29.29%
iShares Core S&P 500 Index ETF (Varoom)
2014		3	41.45	110	2.29%	1.75%	11.60%
2013		2	37.14	59	2.11%	1.75%	30.56%
2012		2	28.45	44	2.24%	1.75%	13.56%
2011		2	25.05	42	2.26%	1.75%	0.39%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
2014		25	40.44	1,003	1.88%	2.35%	10.92%
2013		29	36.46	1,058	1.97%	2.35%	29.76%
2012		33	28.09	935	2.28%	2.35%	12.86%
2011		30	24.89	748	3.11%	2.35%	(0.22)%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
2014		1	40.10	31	1.85%	2.55%	10.69%
2013		1	36.23	39	2.00%	2.55%	29.50%
2012		1	27.98	39	2.29%	2.55%	12.63%
2011		1	24.84	31	1.90%	2.55%	(0.42)%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
2014		11	41.56	437	1.98%	1.90%	11.43%
2013		5	37.30	179	2.40%	1.90%	30.36%
2012		1	28.61	22	1.62%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
2014		431	40.72	17,548	2.00%	2.55%	10.69%
2013		320	36.79	11,754	2.11%	2.55%	29.50%
2012		146	28.41	4,141	2.64%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
2014		24	40.46	956	2.01%	2.75%	10.46%
2013		17	36.63	614	2.23%	2.75%	29.23%
2012		6	28.34	165	2.71%	2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
2014		1	39.42	50	2.22%	2.35%	9.53%
2013		1	35.99	48	2.23%	2.35%	28.50%
2012		1	28.01	41	2.54%	2.35%	14.73%
2011		1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
2014		*-	39.10	10	2.21%	2.55%	9.31%
2013		*-	35.77	9	2.21%	2.55%	28.24%
2012		*-	27.89	9	2.82%	2.55%	14.50%
2011		*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
2014		2	41.70	91	2.36%	1.90%	10.04%
2013		1	37.90	39	3.21%	1.90%	29.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2014	8	$40.85	$321	2.31%	2.55%	9.31%
	2013	6	37.37	237	2.33%	2.55%	28.24%
	2012	5	29.14	155	3.24%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2014	2	40.60	94	2.27%	2.75%	9.08%
	2013	2	37.22	70	2.36%	2.75%	27.98%
	2012	2	29.08	47	3.98%	2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2014	1	39.23	54	1.58%	1.75%	7.77%
	2013	1	36.40	35	1.55%	1.75%	31.35%
	2012	1	27.71	27	1.61%	1.75%	16.03%
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2014	8	38.27	301	1.36%	2.35%	7.11%
	2013	9	35.73	314	1.41%	2.35%	30.55%
	2012	10	27.37	281	1.56%	2.35%	15.31%
	2011	9	23.74	225	2.02%	2.35%	(4.55)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2014	2	37.96	94	1.37%	2.55%	6.89%
	2013	3	35.51	97	1.50%	2.55%	30.28%
	2012	3	27.26	79	2.28%	2.55%	15.08%
	2011	1	23.69	19	1.17%	2.55%	(4.75)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2014	3	40.56	132	1.42%	1.90%	7.60%
	2013	2	37.69	57	1.81%	1.90%	31.15%
	2012	*-	28.74	4	1.13%	1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2014	121	39.74	4,808	1.46%	2.55%	6.89%
	2013	85	37.18	3,147	1.51%	2.55%	30.28%
	2012	39	28.54	1,105	1.94%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2014	8	39.49	310	1.47%	2.75%	6.67%
	2013	5	37.02	185	1.68%	2.75%	30.02%
	2012	2	28.47	45	2.17%	2.75%	14.84%
iShares Core S&P Small Cap Index ETF (Varoom)
	2014	1	40.39	36	1.39%	1.75%	3.92%
	2013	1	38.86	27	1.26%	1.75%	39.45%
	2012	1	27.87	19	1.91%	1.75%	13.89%
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2014	4	39.40	152	1.25%	2.35%	3.28%
	2013	4	38.15	158	1.12%	2.35%	38.60%
	2012	5	27.52	141	1.79%	2.35%	13.19%
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2014	1	39.08	50	1.27%	2.55%	3.07%
	2013	1	37.91	48	1.21%	2.55%	38.32%
	2012	1	27.41	38	2.71%	2.55%	12.96%
	2011	*-	24.27	7	1.47%	2.55%	(1.87)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2014	2	$41.69	$65	1.30%	1.90%	3.76%
	2013	1	40.18	35	1.43%	1.90%	39.24%
	2012	*-	28.85	2	1.48%	1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2014	60	40.84	2,436	1.35%	2.55%	3.07%
	2013	40	39.62	1,581	1.21%	2.55%	38.32%
	2012	19	28.65	556	2.26%	2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2014	7	40.58	272	1.42%	2.75%	2.86%
	2013	3	39.46	125	1.32%	2.75%	38.03%
	2012	1	28.58	23	2.64%	2.75%	12.71%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2014	1	24.69	19	1.40%	1.75%	(4.43)%
	2013	*-	25.83	12	2.12%	1.75%	(2.80)%
	2012	*-	26.58	13	2.61%	1.75%	3.64%
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2014	6	24.09	148	1.33%	2.35%	(5.01)%
	2013	6	25.36	153	1.77%	2.35%	(3.39)%
	2012	5	26.25	139	2.31%	2.35%	3.01%
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2014	*-	23.89	1	1.30%	2.55%	(5.21)%
	2013	*-	25.20	7	1.96%	2.55%	(3.59)%
	2012	*-	26.14	9	2.36%	2.55%	2.80%
	2011	*-	25.43	10	1.09%	2.55%	(1.12)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)
	2014	1	24.58	31	1.28%	1.90%	(4.57)%
	2013	*-	25.75	9	1.52%	1.90%	(2.94)%
	2012	*-	26.54	2	0.30%	1.90%	3.48%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)
	2014	96	24.08	2,313	1.31%	2.55%	(5.21)%
	2013	60	25.40	1,526	1.64%	2.55%	(3.59)%
	2012	21	26.35	543	1.25%	2.55%	2.80%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)
	2014	*-	23.93	3	1.34%	2.75%	(5.40)%
	2013	*-	25.29	3	1.91%	2.75%	(3.78)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2014	*-	39.07	8	2.05%	1.75%	8.14%
	2013	*-	36.13	8	2.67%	1.75%	27.22%
	2012	*-	28.40	7	3.05%	1.75%	9.11%
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2014	8	37.81	296	2.05%	2.55%	7.26%
	2013	8	35.25	290	2.09%	2.55%	26.18%
	2012	9	27.93	239	3.18%	2.55%	8.22%
	2011	4	25.81	101	1.57%	2.55%	3.29%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2014	6	$37.82	$219	2.12%	1.90%	7.98%
	2013	4	35.03	131	2.90%	1.90%	27.02%
	2012	*-	27.58	7	2.64%	1.90%	8.95%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2014	23	36.82	847	2.13%	2.75%	7.04%
	2013	16	34.40	550	2.25%	2.75%	25.92%
	2012	8	27.32	222	3.54%	2.75%	8.00%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2014	1	22.00	22	2.63%	1.75%	(1.80)%
	2013	1	22.40	22	2.78%	1.75%	(6.43)%
	2012	1	23.94	24	2.58%	1.75%	19.52%
	2011	1	20.03	20	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2014	3	21.29	71	2.60%	2.55%	(2.60)%
	2013	3	21.86	72	2.72%	2.55%	(7.19)%
	2012	3	23.55	64	5.61%	2.55%	18.55%
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)
	2014	3	25.67	79	2.63%	1.90%	(1.95)%
	2013	3	26.18	82	4.64%	1.90%	(6.57)%
	2012	*-	28.02	7	4.31%	1.90%	19.34%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)
	2014	7	24.99	181	2.85%	2.75%	(2.80)%
	2013	3	25.71	89	3.80%	2.75%	(7.38)%
	2012	1	27.76	22	3.80%	2.75%	18.30%
Vanguard Tax-Managed International ETF (Varoom)
	2014	1	27.95	27	3.35%	1.75%	(7.65)%
	2013	1	30.26	21	3.15%	1.75%	19.98%
	2012	1	25.22	18	3.55%	1.75%	19.93%
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2014	5	27.26	145	3.38%	2.35%	(8.21)%
	2013	5	29.70	157	2.75%	2.35%	19.25%
	2012	6	24.91	144	6.94%	2.35%	19.19%
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2014	*-	27.04	4	3.34%	2.55%	(8.40)%
	2013	*-	29.52	7	2.77%	2.55%	19.00%
	2012	*-	24.81	8	3.26%	2.55%	18.95%
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Tax-Managed International ETF (Varoom GLWB 3)
	2014	1	31.46	32	3.47%	1.90%	(7.79)%
	2013	*-	34.12	8	2.24%	1.90%	19.80%
	2012	*-	28.48	2	1.93%	1.90%	19.74%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)
	2014	74	30.83	2,293	3.43%	2.55%	(8.40)%
	2013	47	33.65	1,567	2.82%	2.55%	19.00%
	2012	20	28.28	563	5.07%	2.55%	18.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Tax-Managed International ETF (Varoom GLWB 5)
	2014	3	$30.63	$103	3.39%	2.75%	(8.59)%
	2013	1	33.51	41	2.79%	2.75%	18.76%
	2012	*-	28.22	4	5.87%	2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2014	1	29.74	18	3.19%	1.75%	5.77%
	2013	1	28.12	18	4.23%	1.75%	(3.82)%
	2012	1	29.23	20	4.26%	1.75%	8.74%
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2014	1	28.78	30	3.20%	2.55%	4.91%
	2013	1	27.43	29	3.89%	2.55%	(4.60)%
	2012	1	28.75	28	3.83%	2.55%	7.86%
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2014	1	28.02	38	3.24%	1.90%	5.61%
	2013	1	26.53	24	6.45%	1.90%	(3.96)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2014	*-	27.28	9	3.20%	2.75%	4.69%
	2013	*-	26.05	9	4.47%	2.75%	(4.80)%
	2012	*-	27.37	8	2.80%	2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2014	*-	41.17	9	1.82%	1.75%	11.38%
	2013	*-	36.96	9	2.52%	1.75%	30.88%
	2012	*-	28.24	7	2.90%	1.75%	13.64%
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2014	3	39.84	137	1.80%	2.55%	10.48%
	2013	4	36.06	140	2.04%	2.55%	29.82%
	2012	4	27.78	109	3.58%	2.55%	12.71%
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2014	1	41.55	35	1.97%	1.90%	11.21%
	2013	*-	37.36	14	2.66%	1.90%	30.68%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2014	9	40.45	352	1.93%	2.75%	10.25%
	2013	6	36.69	216	2.15%	2.75%	29.55%
	2012	4	28.32	99	2.78%	2.75%	12.48%
Vanguard Mega Cap Index ETF (Varoom)
	2014	1	41.52	29	1.91%	1.75%	11.35%
	2013	1	37.28	28	2.30%	1.75%	30.42%
	2012	1	28.59	22	2.57%	1.75%	13.43%
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2014	*-	40.17	14	1.90%	2.55%	10.45%
	2013	*-	36.37	13	2.05%	2.55%	29.36%
	2012	*-	28.12	11	2.28%	2.55%	12.50%
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2014	2	$40.42	$86	2.11%	2.75%	10.22%
	2013	1	36.67	48	2.06%	2.75%	29.10%
	2012	1	28.40	29	4.01%	2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2014	1	39.18	47	3.86%	2.55%	27.02%
	2013	1	30.85	41	4.41%	2.55%	(0.11)%
	2012	1	30.88	34	6.06%	2.55%	14.29%
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2014	1	39.08	30	4.13%	1.90%	27.86%
	2013	1	30.56	18	6.15%	1.90%	0.56%
	2012	*-	30.39	6	3.83%	1.90%	15.05%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2014	5	38.05	198	4.06%	2.75%	26.76%
	2013	5	30.01	136	5.38%	2.75%	(0.31)%
	2012	1	30.11	38	5.03%	2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2014	3	27.13	71	2.43%	1.75%	4.05%
	2013	1	26.07	19	2.97%	1.75%	(3.89)%
	2012	1	27.13	19	3.51%	1.75%	2.05%
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2014	39	26.47	1,043	2.52%	2.35%	3.41%
	2013	42	25.59	1,063	2.69%	2.35%	(4.48)%
	2012	36	26.79	964	3.43%	2.35%	1.43%
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2014	15	26.25	404	2.52%	2.55%	3.20%
	2013	16	25.44	399	2.88%	2.55%	(4.67)%
	2012	13	26.68	335	4.74%	2.55%	1.22%
	2011	4	26.36	107	1.48%	2.55%	5.16%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2014	13	25.58	340	2.55%	1.90%	3.89%
	2013	9	24.62	211	3.54%	1.90%	(4.04)%
	2012	1	25.66	14	2.21%	1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2014	655	25.06	16,426	2.56%	2.55%	3.20%
	2013	437	24.29	10,602	2.72%	2.55%	(4.67)%
	2012	148	25.48	3,767	3.49%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2014	45	24.90	1,126	2.58%	2.75%	2.99%
	2013	26	24.18	634	2.81%	2.75%	(4.87)%
	2012	10	25.42	247	3.99%	2.75%	1.01%
Vanguard VI Money Market (Varoom GLWB 3)
	2014	3	9.46	24	0.09%	1.90%	(1.81)%
	2013	3	9.63	25	0.10%	1.90%	(1.79)%
	2012	3	9.81	25	0.14%	1.90%	(1.79)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard VI Money Market (Varoom GLWB 5)
	2014	1	$9.21	$5	0.09%	2.75%	(2.66)%
	2013	*-	9.46	2	0.15%	2.75%	(2.65)%
	2012	*-	9.72	2	0.09%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2014	3	24.40	69	1.21%	1.90%	(0.56)%
	2013	3	24.54	71	2.18%	1.90%	(1.76)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2014	1	23.84	26	1.22%	2.75%	(1.42)%
	2013	1	24.18	19	1.47%	2.75%	(2.61)%
	2012	1	24.83	18	0.76%	2.75%	(0.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2014, 2013 and 2012

Report of Independent Auditors

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Unmodified Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance.

Supplementary Information

Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits. In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2015

2

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,576,379	$2,482,926
Preferred and common stocks	28,121	27,681
Mortgage loans	35,332	38,360
Policy loans	44,666	42,891
Cash, cash equivalents and short-term investments	20,070	16,750
Receivable for securities	933	624
Securities lending reinvested collateral assets	62,919	40,799
Other invested assets	75,035	70,504
Total cash and invested assets	2,843,455	2,720,535

Investment income due and accrued	26,547	25,789
Net deferred income tax asset	7,136	12,534
Receivables from parent, subsidiaries and affiliates	384	—
Other admitted assets	3,969	8,831
Separate account assets	1,895,460	1,999,394
Total admitted assets	$4,776,951	$4,767,083

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,329,965	$2,280,523
Liability for deposit-type contracts	83,374	73,137
Policy and contract claims	106	97
Total policy and contract liabilities	2,413,445	2,353,757

General expense due and accrued	28	8
Current federal income taxes payable	4,596	4,107
Transfer to (from) separate accounts due and accrued, net	(27,158)	(18,815)
Asset valuation reserve	44,931	51,509
Other liabilities	5,191	15,349
Payable for securities lending	62,919	40,799
Separate account liabilities	1,895,460	1,999,394
Total liabilities	4,399,412	4,446,108

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	63,311	6,747
Total capital and surplus	377,539	320,975
Total liabilities and capital and surplus	$4,776,951	$4,767,083

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$247,052	$215,272	$204,106
Net investment income	132,215	124,807	118,026
Considerations for supplementary contracts with life contingencies	15,431	12,023	10,719
Amortization of the interest maintenance reserve	1,610	945	2,182
Fees from management of separate accounts	7,013	6,396	6,048
Other revenues	1,210	1,214	1,269
Total premiums and other revenues	404,531	360,657	342,350

Benefits paid or provided:
Death benefits	2,864	6,840	4,289
Annuity benefits	100,280	87,645	96,479
Surrender benefits	359,117	331,785	347,971
Payments on supplementary contracts with life contingencies	6,787	5,965	5,028
Increase (decrease) in policy reserves and other policyholders’ funds	51,276	132,969	171,002
Total benefits paid or provided	520,324	565,204	624,769

Insurance expenses and other deductions:
Commissions	15,203	15,012	14,155
General expenses	11,556	13,832	13,421
Net transfers to (from) separate accounts	(209,500)	(288,284)	(365,336)
Other deductions	638	758	197
Total insurance expenses and other deductions	(182,103)	(258,682)	(337,563)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	66,310	54,135	55,144
Federal income tax expense (benefit), excluding tax on capital gains	19,967	20,292	14,267
Gain (loss) from operations before net realized capital gains (losses)	46,343	33,843	40,877
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	1,994	530	373
Net income (loss)	$48,337	$34,373	$41,250

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)

Balance, January 1, 2012	$2,000	$312,228	$(41,704)	$272,524
Net income (loss)	—	—	41,250	41,250
Change in net deferred income tax	—	—	(6,058)	(6,058)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,797)	—	—	5,194	5,194
Net change in nonadmitted assets and related items	—	—	3,759	3,759
Change in asset valuation reserve	—	—	(18,912)	(18,912)
Change in surplus in separate accounts	—	—	3,925	3,925
Balance, December 31, 2012	2,000	312,228	(12,546)	301,682
Net income (loss)	—	—	34,373	34,373
Change in net deferred income tax	—	—	7,609	7,609
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $2,888)	—	—	5,363	5,363
Net change in nonadmitted assets and related items	—	—	(21,131)	(21,131)
Change in asset valuation reserve	—	—	(8,263)	(8,263)
Change in surplus in separate accounts	—	—	1,342	1,342
Balance, December 31, 2013	2,000	312,228	6,747	320,975
Net income (loss)	—	—	48,337	48,337
Change in net deferred income tax	—	—	(6,766)	(6,766)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,368)	—	—	(2,540)	(2,540)
Net change in nonadmitted assets and related items	—	—	17,455	17,455
Change in asset valuation reserve	—	—	6,578	6,578
Dividends to stockholder	—	—	(6,500)	(6,500)
Balance, December 31, 2014	$2,000	$312,228	$63,311	$377,539

See accompanying notes.

5

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$262,483	$227,295	$214,825
Net investment income received	128,513	123,064	121,674
Benefits paid	(470,890)	(434,313)	(456,549)
Net transfers from (to) separate accounts	207,885	353,403	346,966
Commissions and expense paid	(29,912)	(35,223)	(27,648)
Federal income taxes recovered (paid)	(22,030)	(18,919)	(5,152)
Other, net	8,223	7,611	7,317
Net cash from (for) operations	84,272	222,918	201,433

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	547,248	708,144	534,882
Preferred and common stocks	5	483	1
Mortgage loans	22,752	444	416
Other invested assets	22,304	14,276	8,826
Net gains (losses) on cash, cash equivalents and short-term investments	3	1	4
Miscellaneous proceeds	—	4,247	3,220
Net proceeds from investments sold, matured or repaid	592,312	727,595	547,349

Cost of investments acquired:
Debt securities	(630,060)	(897,783)	(705,013)
Preferred and common stocks	(1,223)	—	—
Mortgage loans	(19,723)	(12,421)	—
Other invested assets	(20,779)	(31,232)	(16,186)
Miscellaneous applications	(22,588)	(3,332)	(23,867)
Total cost of investments acquired	(694,373)	(944,768)	(745,066)

Net change in policy and other loans	(1,775)	2,088	(984)
Net cash from (for) investments	(103,836)	(215,085)	(198,701)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	10,237	(3,116)	(5,949)
Dividends paid to stockholder	(6,500)	—	—
Other cash provided (applied)	19,147	(6,323)	26,432
Net cash from (for) financing and miscellaneous activities	22,884	(9,439)	20,483

Net change in cash, cash equivalents and short-term investments	3,320	(1,606)	23,215
Cash, cash equivalents and short-term investments:
Beginning of year	16,750	18,356	(4,859)
End of year	$20,070	$16,750	$18,356

See accompanying notes.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2014, approximately 95.3% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally negative IMR on the separate account that is not offset by positive IMR on the general account and, in 2013, certain bonds, pursuant to New York law), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2014	2013
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$377,539	$320,975
Policy reserves	(67,880)	(71,599)
Adjustments to invested asset carrying values	225,017	220,512
Federal income taxes	(75,447)	(81,010)
Asset valuation reserve	44,931	51,509
Value of insurance in force	—	832
Deferred policy acquisition costs	32,475	52,286
Deferred sales inducements	4,833	6,460
Other, net	68	220
Stockholder’s equity, GAAP basis	$541,536	$500,185

	2014	2013	2012
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$48,337	$34,373	$41,250
Deferred policy acquisition costs	(13,304)	(6,823)	(9,872)
Deferred sales inducements	(1,920)	(1,847)	(1,237)
Policy reserves	9,045	5,099	5,964
Invested asset carrying values/income	(4,506)	(3,277)	490
Value of insurance in force	(1,164)	(1,511)	(1,547)
Interest maintenance reserve	1,412	(945)	6,235
Other invested assets adjustments	(3,193)	—	—
Realized gain/losses	(2,978)	(913)	(4,074)
Income taxes	5,748	3,260	(4,624)
Net income (loss), GAAP basis	$37,477	$27,416	$32,585

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $61.5 million and $13.3 million in the general and separate account, respectively. At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $39.9 million and $22.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2014 and 2013, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2014 and 2013, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.

At December 31, 2014, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2014, the fair value of the total collateral is $62.9 million and $13.6 million, in the general and separate account, respectively, which is all managed by an unaffiliated agent. At December 31, 2013, the fair value of the total collateral is $40.8 million and $22.9 million, in the general and separate account, respectively, which is all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2014:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	76,491	76,491
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$76,491	$76,491

At December 31, 2014, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $62.9 million and $13.6 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2015.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$7,034	$563	$—	$7,597
Debt securities issued by states of the U.S. and political subdivisions of the states	24,476	1,210	(26)	25,660
Corporate securities	1,678,745	113,714	(9,572)	1,782,887
Commercial mortgage-backed securities	275,552	7,671	(673)	282,550
Residential mortgage-backed securities	370,861	22,144	(2,917)	390,088
Asset-backed securities	219,711	5,622	(922)	224,411
Total	$2,576,379	$150,924	$(14,110)	$2,713,193

At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$19,029	$671	$(5)	$19,695
Debt securities issued by states of the U.S. and political subdivisions of the states	24,568	1,048	(139)	25,477
Corporate securities	1,591,929	111,244	(11,797)	1,691,376
Commercial mortgage-backed securities	285,314	6,803	(2,742)	289,375
Residential mortgage-backed securities	374,599	17,407	(9,980)	382,026
Asset-backed securities	187,487	2,403	(4,863)	185,027
Total	$2,482,926	$139,576	$(29,526)	$2,592,976

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Included in the Company’s investments in debt securities are investments that meet the definition of structured notes. The book/adjusted carrying value and fair value of these investments are $12.9 million and $18.6 million, respectively, at December 31, 2014. These investments do not meet the definition of mortgage-referenced securities.

At December 31, 2014 and 2013, the Company held unrated or less-than-investment-grade corporate debt securities with a book/adjusted carrying value of $182.9 million and $223.3 million, respectively, and an aggregate fair value of $187.9 million and $235.6 million, respectively. As of December 31, 2014 and 2013, such holdings amount to 7.1% and 9.0%, respectively, of the Company’s investment in debt securities and 3.8% and 4.7%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$1,139	$11	$(10)	$1,140

Common stocks, unaffiliated	$18,612	$8,370	$—	$26,982

At December 31, 2013:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$9,153	$—	$27,681

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(26)	974
Corporate securities	(7,745)	211,398	(1,827)	32,432
Commercial mortgage-backed securities(1)	(30)	9,410	(643)	30,575
Residential mortgage-backed securities(1)	(549)	18,523	(2,368)	52,180
Asset-backed securities(1)	(121)	17,703	(801)	58,276
Total	$(8,445)	$257,034	$(5,665)	$174,437

Preferred stocks	$(10)	$609	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$3,953	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(139)	4,858	—	—
Corporate securities	(11,693)	331,453	(104)	2,563
Commercial mortgage-backed securities(1)	(2,742)	84,242	—	403
Residential mortgage-backed securities(1)	(7,058)	152,489	(2,922)	27,179
Asset-backed securities(1)	(4,863)	128,687	—	—
Total	$(26,500)	$705,682	$(3,026)	$30,145

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2014 and 2013, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate-related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 3.2% and 3.9% of the carrying value of these securities at December 31, 2014 and 2013, respectively.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014, there were a total of 193 securities held that are considered temporarily impaired, of which 66 have been impaired for 12 months or longer. At December 31, 2013, there were a total of 277 securities held that are considered temporarily impaired, of which 26 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $0.3 million, $0.9 million, and $3.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following is a list of each loan-backed security held at December 31, 2014, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2014, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2014:

3622MPAP3	$511	$438	$73	$438	$289	06/30/2014
12668BYF4	1,503	1,495	8	1,495	1,491	09/30/2014
173100AR9	422	385	37	385	219	09/30/2014
52520QAG9	2,446	2,360	86	2,360	2,272	09/30/2014
759950GY8	639	602	37	602	568	09/30/2014
3622MPAP3	273	241	32	241	184	12/31/2014
32051GRW7	1,310	1,260	50	1,260	1,256	12/31/2014
Total	XXX	XXX	$323	XXX	XXX

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2014, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2014, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$80,725	$82,392
After one through five	630,397	681,339
After five through ten	815,015	835,398
After ten	184,118	217,015
Mortgage-backed securities/asset-backed securities	866,124	897,049
Total	$2,576,379	$2,713,193

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2014, 2013 and 2012 were $195.5 million, $403.9 million, and $351.7 million; gross gains of $6.1 million, $4.8 million, and $6.5 million; and gross losses of $2.3 million, $8.1 million, and $2.4 million were realized on these sales in 2014, 2013, and 2012, respectively.

Proceeds from the sales of investments in equity securities during 2014, 2013 and 2012 were $0.0 million, $0.5 million, and $0.0 million; there were no gross gains and no gross losses realized on these sales in 2014, 2013 and 2012, respectively.

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Realized capital gains (losses)	$6,545	$(3,851)	$502
Less amount transferred to IMR (net of related taxes (benefits) of $1,077 in 2014, $(976) in 2013, and $1,472 in 2012	1,999	(1,812)	2,734
Less federal income tax expense (benefit) of realized capital gains (losses)	2,552	(2,569)	(2,605)
Net realized capital gains (losses)	$1,994	$530	$373

Net investment income consisted of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Debt securities	$118,617	$114,269	$111,974
Equity securities	414	335	232
Mortgage loans	2,707	2,304	1,806
Policy loans	2,908	3,300	3,506
Cash, cash equivalents and short-term investments	44	41	63
Other invested assets	9,388	6,247	2,343
Other	461	561	165
Gross investment income	134,539	127,057	120,089
Investment expenses	2,324	2,250	2,063
Net investment income	$132,215	$124,807	$118,026

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2014, 100% of such mortgages, or $35.3 million, involved properties located in Ohio, Illinois, and Texas. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $19.5 million. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2014, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include industrial and miscellaneous and residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities, asset/mortgage-backed securities, and surplus notes have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Residential mortgage-backed securities	$210	$—	$210	$—
Common stocks, unaffiliated	26,982	26,982	—	—
Separate account assets*	410,873	410,873	—	—
Total assets	$438,065	$437,855	$210	$—

At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Residential mortgage-backed securities	252	—	252	—
Common stocks, unaffiliated	27,681	27,681	—	—
Separate account assets*	415,040	415,040	—	—
Total assets	$445,348	$442,721	$2,627	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
December 31, 2014
Assets:
Bonds	$2,576,379	$2,713,193	$7,597	$2,639,341	$66,255
Common stock, unaffiliated	26,982	26,982	26,982	—	—
Preferred stock	1,139	1,140	—	1,140	—
Mortgage loans	35,332	35,237	—	—	35,237
Cash, cash equivalents and short-term investments	20,070	20,070	20,070	—	—
Other invested assets, surplus notes	3,056	3,480	—	3,480	—
Securities lending reinvested collateral assets	62,919	62,919	62,919	—	—
Separate account assets	1,895,460	1,988,990	441,585	1,369,218	178,187

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$2,022,118	$2,180,036	$—	$—	$2,180,036
Securities lending liability	62,919	62,919	—	62,919	—
Separate account liabilities*	1,449,985	1,559,770	—	—	1,559,770

December 31, 2013
Assets:
Bonds	$2,482,926	$2,603,146	$19,695	$2,509,121	$74,330
Common stock, unaffiliated	27,681	27,681	27,681	—	—
Preferred stock	—	—	—	—	—
Mortgage loans	38,360	38,791	—	—	38,791
Cash, cash equivalents and short-term investments	16,750	16,750	16,750	—	—
Other invested assets, surplus notes	2,058	2,243	—	2,243	—
Securities lending reinvested collateral assets	40,799	40,799	40,799	—	—
Separate account assets	1,999,394	2,105,635	454,987	1,490,909	159,739

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$2,004,720	$2,156,349	$—	$—	$2,156,349
Securities lending liability	40,799	40,799	—	—	40,799
Separate account liabilities*	1,548,877	1,727,609	—	—	1,727,609

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company paid a $6.5 million dividend to Integrity in November 2014. The dividend was in the form of cash.

The Company paid no dividends in 2013 and 2012.

The Company had $0.4 million and $0.5 million receivable from parent, subsidiaries and affiliates as of December 31, 2014 and 2013, respectively. The Company had $0.9 million and $1.0 million payable to parent, subsidiaries and affiliates as of December 31, 2014 and 2013, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Direct premiums	$247,170	$215,386	$204,218
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(118)	(114)	(112)
Net premiums	$247,052	$215,272	$204,106

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	(120)	143	187
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	741	710	1,042
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	—	—	—

In 2014, 2013 and 2012, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2014, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2014, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2014, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2014, if all reinsurance agreements were cancelled.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $4.6 million and $4.1 million at December 31, 2014 and 2013, respectively. The tax years of 2008 through 2014 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2014; in the event of future net losses, is $25.0 million, $14.6 million, and $17.0 million from 2014, 2013 and 2012, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$23,771	$1,687	$25,458
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	23,771	1,687	25,458
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	23,771	1,687	25,458
(f)	Deferred tax liabilities	9,519	8,803	18,322
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$14,252	$(7,116)	$7,136

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$28,882	$—	$28,882
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	28,882	—	28,882
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	28,882	—	28,882
(f)	Deferred tax liabilities	6,884	9,464	16,348
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$21,998	$(9,464)	$12,534

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(5,111)	$1,687	$(3,424)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a — b)	(5,111)	1,687	(3,424)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c — d)	(5,111)	1,687	(3,424)
(f)	Deferred tax liabilities	2,635	(661)	1,974
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e — f)	$(7,746)	$2,348	$(5,398)

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,065	$1,071	$7,136
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,775
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	17,706	616	18,322
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$23,771	$1,687	$25,458

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$13,082	$—	$13,082
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	46,266
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	15,800	—	15,800
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$28,882	$—	$28,882

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(7,017)	$1,071	$(5,946)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	7,509
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,906	616	2,522
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(5,111)	$1,687	$(3,424)

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2014	2013
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	1081%	980%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$35,055	$36,745

		12/31/2014
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$23,771	$1,687
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%
(c)	Net Admitted Adjusted Gross DTAs amount	$23,771	$1,687
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	4.21%

		12/31/2013
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$28,882	$—
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$28,882	$—
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	21.11%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$(5,111)	$1,687
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(21.11)%	4.21%
(c)	Net Admitted Adjusted Gross DTAs amount	$(5,111)	$1,687
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(21.11)%	4.21%

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2014	12/31/2013	12/31/2012
			(in thousands)
(1)	Current income tax
	(a)	Federal	$19,967	$17,840	$14,600
	(b)	Foreign	—	—	—
	(c)	Subtotal	19,967	17,840	14,600
	(d)	Federal income tax on net capital gains	2,552	(2,569)	(2,605)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	2,452	(333)
	(g)	Federal and foreign income taxes incurred	$22,519	$17,723	$11,662

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2014	12/31/2013	Change
				(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1)	Discounting of unpaid losses	$—	$—	$—
		(2)	Unearned premium revenue	—	—	—
		(3)	Policyholder reserves	14,451	13,974	477
		(4)	Investments	3,200	2,399	801
		(5)	Deferred acquisition costs	6,119	6,413	(294)
		(6)	Policyholder dividends accrual	—	—	—
		(7)	Fixed assets	—	—	—
		(8)	Compensation and benefits accrual	—	—	—
		(9)	Pension accrual	—	—	—
		(10)	Receivables - nonadmitted	—	—	—
		(11)	Net operating loss carryforward	—	—	—
		(12)	Tax credit carryforward	—	—	—
		(13)	Other	1	6,096	(6,095)
			(99) Subtotal	23,771	28,882	(5,111)
	(b)	Statutory valuation allowance adjustment		—	—	—
	(c)	Nonadmitted		—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)		23,771	28,882	(5,111)
	(e)	Capital
		(1)	Investments	1,687	—	1,687
		(2)	Net capital loss carryforward	—	—	—
		(3)	Real estate	—	—	—
		(4)	Other	—	—	—
			(99) Subtotal	1,687	—	1,687
	(f)	Statutory valuation allowance adjustment		—	—	—
	(g)	Nonadmitted		—	—	—
	(h)	Admitted capital deferred tax assets (2e99 – 2f – 2g)		1,687	—	1,687
	(i)	Admitted deferred tax assets (2d + 2h)		$25,458	$28,882	$(3,424)

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

						(3)
				(1)	(2)	(Col 1-2)
				12/31/2014	12/31/2013	Change
				(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1)	Investments	$5,318	$3,057	$2,261
		(2)	Fixed assets	—	—	—
		(3)	Deferred and uncollected premium	—	—	—
		(4)	Policyholder reserves	2,993	3,800	(807)
		(5)	Other	1,208	27	1,181
			(99) Subtotal	9,519	6,884	2,635
	(b)	Capital
		(1)	Investments	8,803	9,464	(661)
		(2)	Real estate	—	—	—
		(3)	Other	—	—	—
			(99) Subtotal	8,803	9,464	(661)
	(c)	Deferred tax liabilities (3a99 + 3b99)		$18,322	$16,348	$1,974

(4)	Net deferred tax assets/liabilities (2i - 3c)			$7,136	$12,534	$(5,398)

Among the more significant book-to-tax adjustments were the following:

	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate	12/31/2012**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$25,500	35.00%	$18,947	35.00%	$19,300	35.00%
Dividend received deduction	(765)	(1.05)	(198)	(0.37)	(827)	(1.50)
Interest maintenance reserve	(2,142)	(2.94)	—	0.00	—	0.00
Nonadmitted assets	6,096	8.37	(6,096)	(11.26)	—	0.00
Other	597	0.82	(1,191)	(2.20)	(929)	(1.69)
Total statutory income taxes	$29,286	40.20%	$11,462	21.17%	$17,544	31.81%

Federal taxes incurred	$22,519	30.91%	$20,292	37.48%	$14,267	25.87%
Change in net deferred income taxes	6,767	9.29	(8,830)	(16.31)	3,277	5.94
Total statutory income taxes	$29,286	40.20%	$11,462	21.17%	$17,544	31.81%

*

The 2014 presentation was changed to reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes. Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**	Excludes change in net deferred income taxes on realized gains/losses of $1,221, and $2,781 for the years ended December 31, 2013 and 2012, respectively.

At December 31, 2014, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2014 and 2013, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least 30 days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove of a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution.  As of December 31, 2014, the Company has $63.3 million of earned surplus eligible for dividends.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991, by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. The total guarantee fund assessment incurred was $6.4 million. The original estimate of $13.0 million, which was calculated prior to 2014, was calculated using industry estimates. The actual assessment incurred was determined by the National Organization of Life & Health Insurance Guaranty Associations (NOLHGA) using the Company’s New York premium for 2011, 2012, and 2013. The Company paid $0.5 million and $5.9 million for the years ended 2014 and 2013, respectively.  As of December 31, 2014, the Company has no remaining liability but has a premium tax recoverable of $3.7 million.  The Company has reflected this amount on its balance sheet in the guaranty fund receivable line on the asset section of the balance sheet.

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits   and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders.   The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. As of December 31, 2014, the Company does not have a recorded liability, as there are no anticipated payments relating to these audits.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions.  The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2014, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2014, the Company has future commitments to provide additional capital contributions of $17.3 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2014, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(206)	$1,449,985	$—	$1,449,779	34.9%
At book value less current surrender charge of 5% or more	783,222	—	—	783,222	18.9
At fair value	—	—	403,875	403,875	9.7
Total with adjustment or at market value	783,016	1,449,985	403,875	2,636,876	63.5
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,158,569	—	—	1,158,569	27.9
Not subject to discretionary withdrawal	358,633	—	—	358,633	8.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,300,218	1,449,985	403,875	4,154,078	100.0%
Less reinsurance ceded	435	—	—	435
Net annuity reserves and deposit-type contract liabilities	$2,299,783	$1,449,985	$403,875	$4,153,643

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value.  The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts.

As of December 31, 2014, the Company’s general account had a maximum guarantee for separate account liabilities of $6.9 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.7 million, $0.5 million, $0.5 million, $0.2 million and $0.2 million in 2014, 2013, 2012, 2011, and 2010, respectively. The Company’s general account paid $0.2 million, $0.2 million, $0.8 million, $0.8 million and $1.1 million towards separate account guarantees in 2014, 2013, 2012, 2011, and 2010, respectively.

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2014, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$100,324	$529	$30,125	$130,978

Reserves for separate accounts with assets at:
Fair value	$—	$—	$403,875	$403,875
Amortized cost	1,234,988	214,997	—	1,449,985
Total reserves	$1,234,988	$214,997	$403,875	$1,853,860

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,234,988	$214,997	$—	$1,449,985
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	403,875	403,875
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,234,988	214,997	403,875	1,853,860
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,234,988	$214,997	$403,875	$1,853,860

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2014, is presented below:

2014
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$130,978
Transfers from separate accounts	340,099
Net transfers to (from) separate accounts	(209,121)

Reconciling adjustments:
Policy deductions and other expenses	144
Bonus account value	—
Other changes in surplus in Separate Accounts Statement	—
Other account adjustments	(523)
Transfers as reported in the Summary of Operations of the Company	$(209,500)

46

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2014

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$52,442	$54,055	$52,442
States, municipalities and political subdivisions	371,338	386,086	371,338
Foreign governments	85,153	89,072	85,153
All other corporate bonds	2,067,446	2,183,980	2,067,446
Preferred Stocks	1,139	1,140	1,139
Total fixed maturities	2,577,518	2,714,333	2,577,518

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,612	26,982	26,982

Mortgage loans on real estate	35,332		35,332
Policy loans	44,666		44,666
Other long-term investments	32,344		32,344
Cash, cash equivalents and short-term investments	82,989		82,989
Total investments	$2,791,461		$2,799,831

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

47

National Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2014
Individual life	$185,843	—	$30	$30,067	$12,268	$39,213	$679
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,144,122	—	76	232,416	117,064	481,111	9,642
Corporate and other	—	—	—	—	2,883	—	1,235
	$2,329,965	$—	$106	$262,483	$132,215	$520,324	$11,556

Year ended December 31, 2013
Individual life	$159,492	$—	$5	$25,996	$10,978	$34,076	$907
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,121,031	—	92	201,299	111,447	531,128	11,433
Corporate and other	—	—	—	—	2,382	—	1,492
	$2,280,523	$—	$97	$227,295	$124,807	$565,204	$13,832

Year ended December 31, 2012
Individual life	$140,142	$—	$2	$17,705	$10,273	$25,987	$475
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,009,575	—	105	197,120	107,753	598,782	12,946
Corporate and other	—	—	—	—	—	—	—
	$2,149,717	$—	$107	$214,825	$118,026	$624,769	$13,421

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

48

National Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2014
Life insurance in force	$163,340	$11,328	—	$152,012	0%
Premiums:
Individual life	$30,132	$65	—	$30,067	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	232,469	53	—	232,416	0%
	$262,601	$118	$—	$262,483	0%

Year ended December 31, 2013
Life insurance in force	$140,413	$5,980	$—	$134,433	0%
Premiums:
Individual life	$26,017	$21	$—	$25,996	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	201,392	93	—	201,299	0%
	$227,409	$114	$—	$227,295	0%

Year ended December 31, 2012
Life insurance in force	$122,064	$6,836	$—	$115,228	0%
Premiums:
Individual life	$17,728	$23	$—	$17,705	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	197,209	89	—	197,120	0%
	$214,937	$112	$—	$214,825	0%

49

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2014, 2013 and 2012

Report of Independent Auditors

The Board of Directors

Western & Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Western & Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western & Southern Life Insurance Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Unmodified Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western & Southern Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits. In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,431,372	$3,220,000
Preferred and common stocks	1,645,069	1,576,554
Investments in common stocks of subsidiaries	1,937,762	2,095,469
Mortgage loans	16,855	17,821
Policy loans	171,739	174,288
Real estate:
Properties held for the production of income	3,598	3,269
Properties occupied by the Company	27,375	27,274
Cash, cash equivalents and short-term investments	103,786	225,014
Receivable for securities	81,294	1,823
Derivatives	25,365	36,960
Receivable for collateral on derivatives	122,439	—
Securities lending reinvested collateral assets	118,951	24,147
Other invested assets	1,028,194	910,242
Total cash and invested assets	8,713,799	8,312,861

Investment income due and accrued	46,443	43,430
Premiums deferred and uncollected	52,387	53,076
Current federal income taxes recoverable	—	5,658
Net deferred income tax asset	62,340	—
Receivables from parent, subsidiaries and affiliates	19,927	19,302
Other admitted assets	24,582	20,425
Separate account assets	998,798	950,530
Total admitted assets	$9,918,276	$9,405,282

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,642,900	$2,648,765
Accident and health reserves	228,318	221,970
Liability for deposit-type contracts	240,364	243,598
Policy and contract claims	66,789	70,762
Dividends payable to policyholders	41,301	41,418
Premiums received in advance	5,104	5,236
Total policy and contract liabilities	3,224,776	3,231,749

General expense due and accrued	23,275	20,494
Current federal income taxes payable	6,529	—
Net deferred income tax liability	—	41,645
Transfer to (from) separate accounts due and accrued, net	(23)	(896)
Asset valuation reserve	345,398	312,001
Interest maintenance reserve	34,893	37,788
Other liabilities	298,516	199,577
Pension liability	141,502	—
Liability for postretirement benefits other than pensions	219,000	199,500
Derivatives	72,401	10,607
Payable for securities lending	259,001	191,276
Separate account liabilities	998,798	950,530
Total liabilities	5,624,066	5,194,271

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,238,207	4,155,008
Total capital and surplus	4,294,210	4,211,011
Total liabilities and capital and surplus	$9,918,276	$9,405,282

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$263,212	$266,831	$279,169
Net investment income	685,561	322,805	279,174
Considerations for supplementary contracts with life contingencies	88	26	—
Amortization of the interest maintenance reserve	2,819	3,051	3,269
Commissions and expenses on reinsurance ceded	228	248	272
Other revenues	755	4,967	1,413
Total premiums and other revenues	952,663	597,928	563,297

Benefits paid or provided:
Death benefits	152,473	178,356	155,765
Annuity benefits	95,125	93,837	97,039
Disability and accident and health benefits	19,007	19,492	23,705
Surrender benefits	81,811	81,891	113,907
Payments on supplementary contracts with life contingencies	578	650	702
Other benefits	6,846	15,627	6,632
Increase in policy reserves and other policyholders’ funds	16,253	21,663	27,356
Total benefits paid or provided	372,093	411,516	425,106

Insurance expenses and other deductions:
Commissions	27,457	29,110	31,636
Commissions and expenses on reinsurance assumed	1,590	1,700	1,814
General expenses	134,210	124,880	148,016
Net transfers to (from) separate account	(50,284)	(49,709)	(47,129)
Reserve adjustments on reinsurance assumed	(75,453)	(71,897)	(108,494)
Other deductions	52,604	80,477	54,690
Total insurance expenses and other deductions	90,124	114,561	80,533

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	490,446	71,851	57,658

Dividends to policyholders	57,433	58,404	58,121
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	433,013	13,447	(463)
Federal income tax expense (benefit), excluding tax on capital gains	35,578	20,887	22,591
Gain (loss) from operations before net realized capital gains (losses)	397,435	(7,440)	(23,054)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	122,027	98,014	34,212
Net income (loss)	$519,462	$90,574	$11,158

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2012	$1,000	$25,003	$3,528,554	$3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	1,000	55,003	3,672,534	3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in pension liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation			104,383	104,383
Balance, December 31, 2013	1,000	55,003	4,155,008	4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholder	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation	—	—	(108,911)	(108,911)
Balance, December 31, 2014	$1,000	$55,003	$4,238,207	$4,294,210

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$264,930	$273,414	$276,802
Net investment income received	428,422	299,503	283,237
Benefits paid	(376,189)	(400,130)	(266,879)
Net transfers from (to) separate accounts	51,156	48,813	47,129
Commissions and expense paid	(84,281)	(69,361)	(170,542)
Dividends paid to policyholders	(57,551)	(57,993)	(58,206)
Federal income taxes recovered (paid)	(90,217)	(51,664)	(62,946)
Other, net	983	5,214	203
Net cash from (for) operations	137,253	47,796	48,798

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	724,949	755,524	1,015,903
Preferred and common stocks	1,065,984	884,423	423,749
Mortgage loans	967	13,972	5,832
Real estate	—	—	6,710
Other invested assets	137,028	99,765	117,553
Net gains (losses) on cash, cash equivalents and short-term investments	(25)	9	26
Miscellaneous proceeds	80,090	11,856	—
Net proceeds from investments sold, matured or repaid	2,008,993	1,765,549	1,569,773

Cost of investments acquired:
Debt securities	(722,393)	(596,233)	(1,046,066)
Preferred and common stocks	(1,022,947)	(1,076,369)	(474,934)
Real estate	(1,989)	(1,015)	(7,459)
Other invested assets	(185,211)	(143,590)	(157,478)
Miscellaneous applications	(291,956)	(8,874)	(5,268)
Total cost of investments acquired	(2,224,496)	(1,826,081)	(1,691,205)

Net change in policy and other loans	2,549	902	(1,462)
Net cash from (for) investments	(212,954)	(59,630)	(122,894)

Financing activities
Capital paid in	—	—	30,000
Net deposits on deposit-type contract funds and other insurance liabilities	(3,233)	(10,702)	(428)
Dividends paid to stockholder	(100,000)	(231)	—
Other cash provided (applied)	57,706	129,343	(98,539)
Net cash from (for) financing and miscellaneous sources	(45,527)	118,410	(68,967)

Net change in cash, cash equivalents and short-term investments	(121,228)	106,576	(143,063)
Cash, cash equivalents and short-term investments:
Beginning of year	225,014	118,438	261,501
End of year	$103,786	$225,014	$118,438

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$—	$(49,769)	$—
Capital contribution to Columbus Life Insurance Company in the form of common stock	$—	$(49,012)	$—
Dividend from Integrity Life Insurance Company in the form of debt securities	$24,983	$—	$—
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$184,074	$—	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2014, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,171.7 million and $2,193.9 million were allocated to the Closed Block as of December 31, 2014 and 2013, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally certain intercompany receivables, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment, and also the prepaid pension asset for 2013 only), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2014	2013
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,294,210	$4,211,011
Deferred policy acquisition costs	219,256	238,194
Policy reserves	24,219	44,733
Asset valuation and interest maintenance reserves	380,291	349,789
Unrecognized benefit plan adjustments	—	21,642
Employee benefits	(94,506)	(86,619)
Income taxes	(182,512)	(171,880)
Adjustments to invested asset carrying values	564,127	348,135
Subsidiary equity	1,275,370	1,174,658
Policyholder dividend obligation	(368,508)	(241,131)
Reinsurance	171,239	151,791
Other, net	33,973	40,230
Stockholder’s equity, GAAP basis	$6,317,159	$6,080,553

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2014	2013	2012*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$519,462	$90,574	$11,158
Deferred policy acquisition costs	2,119	2,482	7,026
Policy reserves	676	11,417	2,933
Employee benefits	(9,302)	(2,922)	4,284
Income taxes	39,746	(10,937)	11,882
Interest maintenance reserve	(2,896)	(2,638)	1,676
SAP vs. GAAP subsidiary income	204,071	215,250	256,756
Invested asset carrying values/income	(16,207)	35,785	(21,970)
Investment write-downs	13,926	697	341
Income from subsidiary reinsurance	1,397	3,741	2,167
Realized gains and losses	(14,238)	(3,628)	(2,896)
Dividends from subsidiaries	(350,000)	—	—
Other invested assets adjustments	(30,657)	—	—
Other, net	(8,228)	43,199	9,320
Net income (loss), GAAP basis	$349,869	$383,020	$282,677

* Effective January 1, 2012, the Company changed its method of accounting for the cost of long-duration universal life and traditional life reinsurance contracts. In conjunction with this change, changes were also made to the Company’s accounting policy regarding estimated gross profits/margins and excess reserves established in accordance with Statement of Position (SOP) 03-1. In addition, it was determined that additional reserves were needed in accordance with SOP 03-1.  The Company’s 2012 financial statements have been restated to reflect the change in accounting and correction of an error to each year in order to present comparable financial statement data.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2014	2013
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.6%	9.9%
1941 Standard Industrial, 2-1/2% – 3-1/2%	12.7	13.9
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	23.1	23.7
1980 Commissioners Standard Ordinary, 4% – 6%	38.7	38.1
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	9.3	7.7
Other, 2-1/2% – 6%	4.9	5.0
	98.3	98.3
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.7	1.7
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

As of December 31, 2014 and 2013, reserves of $23.4 million and $24.1 million, respectively, were recorded on in-force amounts of $1,247.7 million and $1,247.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2014 and 2013. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $252.9 million and $91.8 million in the general and separate account, respectively. At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $186.7 million and $61.0 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2014 and 2013, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2014 and 2013, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2014, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2014, the fair value of the total collateral in the general account was $258.1 million, $139.1 million of which was managed by an affiliated agent and $119.0 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $93.8 million, which was all managed by an unaffiliated agent. At December 31, 2013, the fair value of the total collateral in the general account was $190.9 million, $166.7 million of which was managed by an affiliated agent and $24.2 million of

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $62.5 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2014:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	254,175	254,170
31 to 60 days	14,015	14,013
61 to 90 days	12,589	12,583
91 to 120 days	6,312	6,305
121 to 180 days	2,343	2,339
181 to 365 days	32,715	32,665
1 to 2 years	1,300	1,300
2 to 3 years	—	—
Greater than 3 years	28,570	28,570
Total collateral	$352,019	$351,945

At December 31, 2014, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $259.0 million and $93.8 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy-level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $5.7 million to surplus through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at transition is $48.7 million.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

As a result, the Company anticipated that the remaining $32.6 million surplus impact from the election of the transition deferral in SSAP 102 would be recognized in 2014. However, due to favorable assumption changes at December 31, 2013, the entire amount was recognized in 2013.

As a result of the adoption of SSAP 102, the Company will no longer carry a nonadmitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in nonadmitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2015.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$28,199	$2,865	$(39)	$31,025
Debt securities issued by states of the U.S. and political subdivisions of the states	34,639	2,347	(191)	36,795
Corporate securities	2,493,231	435,165	(4,586)	2,923,810
Commercial mortgage-backed securities	102,157	3,728	(92)	105,793
Residential mortgage-backed securities	465,590	23,482	(2,522)	486,550
Asset-backed securities	307,556	11,822	(2,145)	317,233
Total	$3,431,372	$479,409	$(9,575)	$3,901,206

At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$78,143	$3,009	$(338)	$80,814
Debt securities issued by states of the U.S. and political subdivisions of the states	42,401	1,244	(1,286)	42,359
Corporate securities	2,176,867	284,031	(12,308)	2,448,590
Commercial mortgage-backed securities	137,534	5,101	(1,011)	141,624
Residential mortgage-backed securities	578,360	18,828	(13,085)	584,103
Asset-backed securities	206,695	5,504	(1,504)	210,695
Total	$3,220,000	$317,717	$(29,532)	$3,508,185

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014 and 2013, the Company held unrated or less-than-investment-grade corporate debt securities with a book/adjusted carrying value of $217.7 million and $199.9 million, respectively, and an aggregate fair value of $224.4 million and $203.0 million, respectively. As of December 31, 2014 and 2013, such holdings amounted to 6.3% and 6.2%, respectively, of the Company’s investments in debt securities and 2.2% and 2.1%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$26,967	$2,972	$—	$29,939

Common stocks, unaffiliated	$1,096,079	$501,715	$(45,473)	$1,552,321
Common stocks, mutual funds	65,010	1,225	(454)	65,781
Common stocks, subsidiaries	1,524,548	413,214	—	1,937,762
	$2,685,637	$916,154	$(45,927)	$3,555,864

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$11,577	$78	$(238)	$11,417

Common stocks, unaffiliated	$953,585	$526,011	$(6,091)	$1,473,505
Common stocks, mutual funds	78,251	13,310	(89)	91,472
Common stocks, subsidiaries	1,524,549	570,920	—	2,095,469
	$2,556,385	$1,110,241	$(6,180)	$3,660,446

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(22)	$2,050	$(17)	$498
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(191)	7,876
Corporate securities	(3,506)	138,606	(1,080)	36,773
Commercial mortgage-backed securities(1)	—	—	(92)	6,028
Residential mortgage-backed securities(1)	(764)	35,888	(1,758)	58,431
Asset-backed securities(1)	(1,064)	136,173	(1,081)	42,881
Total	$(5,356)	$312,717	$(4,219)	$152,487

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(44,490)	$295,313	$(983)	$2,600
Common stocks, mutual funds	(413)	8,244	(41)	872
Total	$(44,903)	$303,557	$(1,024)	$3,472

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(338)	$28,884	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,286)	19,391	—	—
Corporate securities	(11,905)	272,696	(403)	3,821
Commercial mortgage-backed securities(1)	(1,009)	31,614	(2)	1,404
Residential mortgage-backed securities(1)	(9,294)	161,979	(3,791)	77,069
Asset-backed securities(1)	(1,504)	57,062	—	—
Total	$(25,336)	$571,626	$(4,196)	$82,294

Preferred stocks	$(238)	$6,129	$—	$—

Common stocks, unaffiliated	$(5,373)	$112,565	$(718)	$18,438
Common stocks, mutual funds	(70)	2,032	(19)	93
Total	$(5,443)	$114,597	$(737)	$18,531

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2014 and 2013, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate-related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 6.7% and 4.3% of the carrying value of these securities at December 31, 2014 and 2013, respectively. At December 31, 2014, there were a total of 213 securities held that are considered temporarily impaired, 37 of which have been impaired for 12 months or longer. At December 31, 2013, there were a total of 303 securities held that are considered temporarily impaired, 34 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $7.8 million, $11.8 million and $28.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following is a list of each loan-backed security held at December 31, 2014, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2014, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2014:

32051GRW7	$2,620	$2,519	$101	$2,519	$2,511	12/31/2014
12668BYF4	1,002	997	5	997	994	9/30/2014
Total	XXX	XXX	$106	XXX	XXX

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2014, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2014, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$99,616	$100,493
After one through five	476,061	520,573
After five through ten	466,716	489,441
After ten	1,513,676	1,881,123
Mortgage-backed securities/asset-backed securities	875,303	909,576
Total	$3,431,372	$3,901,206

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2014, 2013 and 2012 were $415.0 million, $419.7 million, and $711.6 million; gross gains of $12.3 million, $6.4 million, and $10.9 million and gross losses of $3.5 million, $6.0 million, and $3.4 million were realized on these sales in 2014, 2013 and 2012, respectively.

Proceeds from the sales of investments in equity securities during 2014, 2013 and 2012 were $654.0 million, $268.0 million, and $236.4 million; gross gains of $184.8 million, $83.3 million, and $74.7 million and gross losses of $5.7 million, $2.7 million, and $15.2 million were realized on these sales in 2014, 2013 and 2012, respectively.

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Realized capital gains (losses)	$188,626	$138,589	$58,488
Less amount transferred to IMR (net of related taxes (benefits) of ($41) in 2014, $223 in 2013, and $2,663 in 2012)	(77)	415	4,946
Less federal income tax expense (benefit) of realized capital gains (losses)	66,676	40,160	19,330
Net realized capital gains (losses)	$122,027	$98,014	$34,212

Net investment income consisted of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Debt securities	$172,385	$172,870	$182,333
Equity securities	402,266	47,474	39,832
Mortgage loans	1,091	2,176	3,252
Real estate	13,467	13,345	13,658
Policy loans	12,355	12,302	12,372
Cash, cash equivalents and short-term investments	432	356	491
Other invested assets	100,852	89,225	44,955
Other	1,077	678	482
Gross investment income	703,925	338,426	297,375
Investment expenses	18,364	15,621	18,201
Net investment income	$685,561	$322,805	$279,174

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2014, 100.0% of such mortgages, or $16.9 million, involved properties located in Florida, Kentucky, and Ohio. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $10.8 million. During 2014, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

The Company recorded other-than-temporary impairments on noninsurance subsidiaries, joint ventures, partnerships, and limited liability companies of $13.9 million for the year ended December 31, 2014. No impairment losses were recorded in 2013 or 2012. The impairment losses are recorded on the net realized capital gains (losses) line on the statement of operations.

Proceeds from the sales of real estate during 2014, 2013 and 2012 were $0.0 million, $0.0 million, and $6.7 million, respectively. Gross gains of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2014, 2013 and 2012, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2014, 2013 and 2012.

The Company has entered into an interest rate swap and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swap is forward starting and allows the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate.  The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  The derivative instruments are not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  The maximum exposure for these instruments was $57.2 million and $47.5 million for the years ended December 31, 2014 and 2013, respectively.  The fair value was $(47.0) million and $31.0 million for the years ended December 31, 2014 and 2013, respectively. The change in fair value was $(77.4) million and $28.9 million for the years ended December 31, 2014 and 2013, respectively.  The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty.  Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets instead of using similar thresholds.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014 and 2013, $121.9 million and $11.4 million of cash collateral had been posted by the Company and counterparty, respectively.

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2014	2013
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$25,365	$36,960
Gross amounts offset	—	—
Net amount of assets	$25,365	$36,960

Derivative liabilities:
Gross amount of recognized liabilities	$(72,401)	$(10,607)
Gross amounts offset	—	—
Net amount of liabilities	$(72,401)	$(10,607)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are interest rate swaps and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Common stocks, unaffiliated	$1,552,321	$1,552,321	$—	$—
Common stocks, mutual funds	65,781	65,781	—	—
Derivative assets	25,365	—	25,365	—
Separate account assets	998,798	669,174	254,732	74,892
Total assets	$2,642,265	$2,287,276	$280,097	$74,892

Liabilities:
Derivative liabilities	$72,401	$—	$72,401	$—

At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Common stocks, unaffiliated	1,473,505	1,473,505	—	—
Common stocks, mutual funds	91,472	91,472	—	—
Derivative assets	36,960	—	36,960	—
Separate account assets	950,530	628,081	252,638	69,811
Total assets	$2,554,842	$2,193,058	$291,973	$69,811

Liabilities:
Derivative liabilities	$(10,607)	$—	$(10,607)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Beginning Asset/ (Liability) as of January 1,	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and	Transfers Into	Transfers Out of	Ending Asset/ (Liability) as of December 31,
	2014	Net Income	Surplus	Other	Settlements	Level 3	Level 3**	2014
	(In Thousands)
Assets:
Separate account assets	$69,811	$—	$—	$7,539	$2,437	$—	$(4,895)	$74,892

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$10,866	$—	$—	$(8,429)	$2,437

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2013	Net Income	Surplus	Other	and Settlements	Into Level 3	Out of Level 3**	December 31, 2013
	(In Thousands)
Assets:
Preferred stock	$112	$—	$—	$—	$—	$—	$(112)	$—
Separate account assets	74,900	—	—	8,340	(11,432)	—	(1,997)	69,811
Total assets	$75,012	$—	$—	$8,340	$(11,432)	$—	$(2,109)	$69,811

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$—	$—	$—	$1,098	$—

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$4,513	$—	$—	$(15,945)	$(11,432)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,431,372	$3,901,206	$14,437	$3,870,312	$16,457
Common stock:
Unaffiliated	1,552,321	1,552,321	1,552,321	—	—
Mutual funds	65,781	65,781	65,781	—	—
Preferred stock	26,967	29,939	—	29,939	—
Mortgage loans	16,855	17,437	—	—	17,437
Cash, cash equivalents and short-term investments	103,786	103,756	103,756	—	—
Other invested assets, surplus notes	12,923	15,851	—	15,851	—
Securities lending reinvested collateral assets	118,951	118,951	118,951	—	—
Derivative assets	25,365	25,365	—	25,365	—
Separate account assets	998,798	998,798	669,173	254,732	74,893

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$5,534	$5,778	$—	$—	$5,778
Derivative liabilities	72,401	72,401	—	72,401	—
Securities lending liability	259,001	259,001	—	259,001	—

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,220,000	$3,508,185	$33,529	$3,438,871	$35,785
Common stock:
Unaffiliated	1,473,505	1,473,505	1,473,505	—	—
Mutual funds	91,472	91,472	91,472	—	—
Preferred stock	11,577	11,417	—	11,417	—
Mortgage loans	17,821	18,801	—	—	18,801
Cash, cash equivalents and short-term investments	225,014	225,014	225,014	—	—
Other invested assets, surplus notes	7,935	9,261	—	9,261	—
Securities lending reinvested collateral assets	24,147	24,147	24,147	—	—
Derivative assets	36,960	36,960	—	36,960	—
Separate account assets	950,530	950,530	628,081	252,637	69,812

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,167	$6,353	$—	$—	$6,353
Derivative liabilities	10,607	10,607	—	10,607	—
Securities lending liability	191,276	191,276	—	—	191,276

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.1 billion at December 31, 2014. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,820,476	$10,853,301
Preferred and common stocks	250,224	246,746
Investment in common stock of subsidiaries	1,202	997
Mortgage loans	698,557	720,752
Policy loans	39,679	41,511
Cash, cash equivalents and short-term investments	108,543	220,873
Receivable for securities	2,289	2,115
Derivatives	33,279	39,843
Receivable for collateral on derivatives	129,085	—
Securities lending reinvested collateral assets	2,455	17,452
Other invested assets	216,848	187,339
Total cash and invested assets	12,302,637	12,330,929

Investment income due and accrued	103,996	103,514
Premiums deferred and uncollected	20,524	20,376
Net deferred income tax asset	33,891	—
Funds withheld under coinsurance agreement	639,422	642,247
Other admitted assets	12,310	11,558
Separate account assets	34,172	38,183
Total admitted assets	$13,146,952	$13,146,807

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,888,684	$9,973,439
Liability for deposit-type contracts	1,623,603	1,350,803
Policy and contract claims	22,970	47,744
Premiums received in advance	567	527
Total policy and contract liabilities	11,535,824	11,372,513

Current federal income taxes payable to parent	15,165	19,328
Net deferred tax liability	—	3,552
Transfer to (from) separate accounts due and accrued, net	(2,797)	(2,674)
Asset valuation reserve	152,504	153,940
Interest maintenance reserve	8,430	10,322
Other liabilities	69,978	63,622
Derivatives	83,203	5,820
Payable for securities lending	199,129	305,521
Separate account liabilities	34,172	38,183
Total liabilities	12,095,608	11,970,127

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	257,536	382,872
Total capital and surplus	1,051,344	1,176,680
Total liabilities and capital and surplus	$13,146,952	$13,146,807

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$801,533	$935,672	$1,553,345
Net investment income	540,884	546,468	578,146
Considerations for supplementary contracts with life contingencies	2,857	2,290	1,839
Amortization of the interest maintenance reserve	7,465	8,393	7,286
Fees from management of separate accounts	405	440	496
Other revenues	34,932	34,179	9,264
Total premiums and other revenues	1,388,076	1,527,442	2,150,376
Benefits paid or provided:
Death benefits	180,129	217,785	117,739
Annuity benefits	258,373	255,868	265,100
Disability and accident and health benefits	2,744	2,773	2,834
Surrender benefits	649,134	595,599	558,425
Payments on supplementary contracts with life contingencies	3,150	3,189	3,266
Other benefits	1,650	1,981	1,776
Increase (decrease) in policy reserves and other policyholders’ funds	(64,126)	138,560	872,336
Total benefits paid or provided	1,031,054	1,215,755	1,821,476
Insurance expenses and other deductions:
Commissions	41,666	49,490	48,703
Commission and expense allowance on reinsurance assumed	2,962	3,104	150,816
General expenses	107,469	84,721	84,970
Net transfers to (from) separate accounts	(6,092)	(7,104)	(10,074)
Other deductions	3,340	4,477	15,576
Total insurance expenses and other deductions	149,345	134,688	289,991
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	207,677	176,999	38,909
Federal income tax expense (benefit), excluding tax on capital gains	62,243	66,249	(2,399)
Gain (loss) from operations before net realized capital gains (losses)	145,434	110,750	41,308
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	34,147	(1,905)	(7,023)
Net income (loss)	$179,581	$108,845	$34,285

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $37.9 million, $123.8 million, and $79.1 million in 2014, 2013 and 2012, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.8 million and $48.7 million at December 31, 2014 and 2013, respectively.

At December 31, 2014 and 2013, the Company had $65.7 million and $91.5 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In December 2014, the Company paid a $100 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2013, the Company paid a $50.0 million dividend to its parent, WSFG.  The dividend consisted of $0.2 million in cash and $49.8 in common stocks at fair value.

The Company did not pay any dividends in 2012.

In December 2014, the Company received a $117.7 million ordinary dividend and a $132.3 extraordinary dividend from its subsidiary, WSLAC.  The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.

In December 2014, the Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from its subsidiary, Integrity.  The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

The Company did not receive any dividends in 2013.

On December 19, 2012, the Company received a $1.0 million ordinary dividend from its subsidiary, W&S Operating Holdings, LLC.

The Company did not pay any capital contributions in 2014.

On December 18, 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 in common stocks at fair value.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

In December 2012, the Company paid a $30.0 million capital contribution to its subsidiary, WSLAC. The capital contribution was in the form of cash.

The Company did not receive any capital contributions in 2014 or 2013.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, WSFG. The capital contribution was in the form of cash.

The Company had $33.3 million and $44.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2014 and 2013, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2014 or 2013.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $593.5 million and $610.4 million at December 31, 2014 and 2013, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.2 million at December 31, 2014 and 2013, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Direct premiums	$265,825	$268,200	$278,522
Assumed premiums:
Affiliates	2,985	3,910	5,957
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,598)	(5,279)	(5,310)
Net premiums	$263,212	$266,831	$279,169

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,598	2,582	3,691
Policy and contract liabilities:
Affiliates	593,543	610,407	623,313
Nonaffiliates	55,456	56,392	55,361
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	184	93	316

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2014, 2013 and 2012, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2014, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2014, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2014, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2014, if all reinsurance agreements were cancelled.

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $30.7 million and $33.5 million at December 31, 2014 and 2013, respectively. The tax years 2008 through 2014 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2014, in the event of future net losses is $112.3 million, $66.8 million, and $39.5 million from 2014, 2013 and 2012, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$326,294	$24,673	$350,967
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	326,294	24,673	350,967
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	326,294	24,673	350,967
(f)	Deferred tax liabilities	123,795	164,832	288,627
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$202,499	$(140,159)	$62,340

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$274,090	$14,287	$288,377
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	274,090	14,287	288,377
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	274,090	14,287	288,377
(f)	Deferred tax liabilities	127,317	202,705	330,022
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$146,773	$(188,418)	$(41,645)

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$52,204	$10,386	$62,590
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	52,204	10,386	62,590
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	52,204	10,386	62,590
(f)	Deferred tax liabilities	(3,522)	(37,873)	(41,395)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$55,726	$48,259	$103,985

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$62,340	$—	$62,340
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	634,086
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	263,954	24,673	288,627
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$326,294	$24,673	$350,967

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$34,273	$14,287	$48,560
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	631,325
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	239,817	—	239,817
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$274,090	$14,287	$288,377

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$28,067	$(14,287)	$13,780
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	2,761
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	24,137	24,673	48,810
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$52,204	$10,386	$62,590

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2014	2013
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	988%	1025%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$494,459	$476,187

		12/31/2014
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$326,294	$24,673
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$326,294	$24,673
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

		12/31/2013
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$274,090	$14,287
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$274,090	$14,287
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$52,204	$10,386
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$52,204	$10,386
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2014	12/31/2013	12/31/2012
			(in thousands)
(1)	Current income tax
	(a)	Federal	$35,090	$38,859	$17,805
	(b)	Foreign	488	191	758
	(c)	Subtotal	35,578	39,050	18,563
	(d)	Federal income tax on net capital gains	66,676	40,160	19,330
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	(18,163)	4,028
	(g)	Federal and foreign income taxes incurred	$102,254	$61,047	$41,921

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	70,924	73,759	(2,835)
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	30,739	31,301	(562)
		(6) Policyholder dividends accrual	9,184	9,364	(180)
		(7) Fixed assets	1,586	1,712	(126)
		(8) Compensation and benefits accrual	201,868	140,171	61,697
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	7,129	11,879	(4,750)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,864	5,904	(1,040)
		(99) Subtotal	326,294	274,090	52,204
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	326,294	274,090	52,204
	(e)	Capital
		(1) Investments	24,673	14,287	10,386
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	24,673	14,287	10,386
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)	24,673	14,287	10,386
	(i)	Admitted deferred tax assets (2d + 2h)	$350,967	$288,377	$62,590

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1) Investments	$94,741	$86,547	$8,194
		(2) Fixed assets	4,207	4,681	(474)
		(3) Deferred and uncollected premium	18,168	18,321	(153)
		(4) Policyholder reserves	—	—	—
		(5) Other	6,679	17,768	(11,089)
		(99) Subtotal	123,795	127,317	(3,522)
	(b)	Capital
		(1) Investments	164,832	202,705	(37,873)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	164,832	202,705	(37,873)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$288,627	$330,022	$(41,395)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$62,340	$(41,645)	$103,985

Among the more significant book-to-tax adjustments were the following:

	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate	12/31/2012**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$217,574	35.00%	$4,706	35.00%	$(162)	35.00%
Dividend received deduction	(126,628)	(20.37)	(3,353)	(24.93)	(5,391)	1,162.78
Tax credits	(1,821)	(0.29)	(2,404)	(17.88)	(1,633)	352.18
Other invested assets and nonadmitted change	(587)	(0.09)	(1,545)	(11.49)	(8,310)	1,792.33
Post-retirement benefit plans	7,575	1.22	(7,575)	(56.34)	10,550	(2,275.36)
Additional minimum pension liability	—	0.00	—	0.00	(12,761)	2,752.15
STAT contingency reserve	—	0.00	(7,001)	(52.06)	—	0.00
Other	1,236	0.19	(2,736)	(20.35)	(658)	141.84
Total statutory income taxes	$97,349	15.66%	$(19,908)	(148.05)%	$(18,365)	3,960.92%

Federal and foreign income taxes incurred	$102,254	16.45%	$20,887	155.33%	$22,591	(4,872.31)%
Change in net deferred income taxes	(4,905)	(0.79)	(40,795)	(303.38)	(40,956)	8,833.23
Total statutory income taxes	$97,349	15.66%	$(19,908)	(148.05)%	$(18,365)	3,960.92%

*          The 2014 presentation was changed to reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**   Excludes change in net deferred income taxes on realized gains/losses of $2,978 and $1,141 for the years ended December 31, 2013 and 2012, respectively.

At December 31, 2014, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2014 and 2013, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $519.5 million by the end of 2015 without seeking prior regulatory approval based on statutory net income of $519.5 million at December 31, 2014.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders.  The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. In 2014, the Company made payments under these agreements and released a portion of the liability it had previously recorded due to lower losses than had been estimated. As of December 31, 2014, the Company has a liability of $5.0 million remaining for estimated future payments as a result of these audits.

The West Virginia Treasurer (who has not settled with the Company) has brought suit seeking to require the Company to annually check the Social Security Death Master File for deceased insureds, and alleging that the Company’s previous failure to do so has rendered its unclaimed

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

property reports incomplete and fraudulent.  The Treasurer seeks attorney fees, interest and penalties for allegedly willful misconduct and fraudulent reporting, and other, varied relief (including identification and payment of death claims).  In late December 2013, the trial court dismissed the actions against the Company.  The Treasurer filed a notice of appeal to the Supreme Court of Appeals of West Virginia, and oral argument of the appeal was held on April 8, 2015. A decision is expected by the end of June 2015.  The amount of loss, if any, that the Company may ultimately recognize as a result of this litigation cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions.  The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2014, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2014, the Company has future commitments to provide additional capital contributions of $432.9 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2014, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	378,625	—	—	378,625	29.3
Not subject to discretionary withdrawal	10,610	—	904,928	915,538	70.7
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	389,235	—	904,928	1,294,163	100.0%
Less reinsurance ceded	139,053	—	—	139,053
Net annuity reserves and deposit-type contract liabilities	$250,182	$—	$904,928	$1,155,110

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$865,137	$905,716	$199,500	$177,484
Service cost	16,175	18,130	878	1,194
Interest cost	41,110	37,853	9,413	8,433
Medicare Part D payments received	—	—	—	290
Contribution by plan participants	—	—	4,619	4,797
Actuarial (gain) loss	174,278	(46,854)	30,063	39,018
Benefits paid	(50,271)	(49,708)	(17,248)	(17,508)
Plan amendments	—	—	(8,184)	(14,208)
Benefit obligation at end of year	$1,046,429	$865,137	$219,041	$199,500

Change in plan assets:
Fair value of plan assets at beginning of year	$886,779	$790,238	$—	$—
Actual return on plan assets	68,419	146,249	—	—
Employer contribution	—	—	12,628	12,421
Plan participants’ contributions	—	—	4,620	4,797
Medicare Part D payments received	—	—	—	290
Benefits paid	(50,271)	(49,708)	(17,248)	(17,508)
Fair value of plan assets at end of year	$904,927	$886,779	$—	$—

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(141,502)	$21,642	$(219,041)	$(199,500)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(141,502)	$21,642	$(219,041)	$(199,500)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(1,003,721)	$(836,887)	$(219,041)	$(199,500)

*Nonadmitted if overfunded

	Pension Benefits
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$16,175	$18,130	$16,800
Interest cost	41,110	37,853	38,925
Expected return on plan assets	(64,416)	(57,213)	(55,515)
Amount of recognized gains and losses	30,245	48,733	47,718
Amount of prior service cost recognized	(1,019)	(1,019)	(3,600)
Total net periodic benefit cost (benefit)	$22,095	$46,484	$44,328

	Postretirement Medical
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$878	$1,194	$5,226
Interest cost	9,413	8,433	7,515
Amount of recognized gains and losses	(25)	(135)	(2,356)
Amount of prior service cost recognized	(1,074)	786	(2,855)
Total net periodic benefit cost (benefit)	$9,192	$10,278	$7,530

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$360,264	$—	$(28,483)	$—
Net transition asset or obligation recognized	—	543,868	—	(20,928)
Net prior service cost or credit arising during the period	—	7,743	(8,184)	(14,209)
Net prior service cost or credit recognized	1,019	1,019	1,074	(786)
Net gain and loss arising during the period	170,275	(143,633)	30,062	7,305
Net gain and loss recognized	(30,244)	(48,733)	27	135
Items not yet recognized as a component of net periodic cost — current year	$501,314	$360,264	$(5,504)	$(28,483)

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(1,019)	(1,019)	(1,074)	786
Net recognized gains and (losses)	41,302	28,924	7	(421)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(27,915)	(28,934)	(11,852)	(4,742)
Net recognized gains and losses	529,229	389,198	6,348	(23,741)

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013

Weighted-average discount rate	4.85%	4.20%	4.80%	4.10%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013

Weighted-average discount rate	4.05%	4.85%	4.00%	4.80%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $141.5 million and $0.0 million at December 31, 2014 and 2013, respectively.

The Company’s mortality assumption for plan participants, including future mortality improvements are generally derived from tables published by the Society of Actuaries (SOA). In the fourth quarter of 2014, the SOA issued new mortality and mortality improvement tables that raise life expectancies. The Company has incorporated the new SOA mortality improvement tables into the December 31, 2014, pension benefit obligation. The change to the mortality assumption resulted in a $60.0 million increase in the pension benefit obligation in 2014. The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.85% at December 31, 2013, to 4.05% at December 31, 2014. This resulted in a $104.0 million increase in the pension benefit obligation in 2014.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2014 and 2013, and the target allocation for 2014 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2014	2014	2013
Asset category:
Equity securities	51%	63%	62%
Fixed income securities	27	14	16
Short-term investments	—	—	—
Other	22	23	22
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,879	$12,879	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,242	—	3,242	—
Corporate securities	79,294	—	75,976	3,318
Residential mortgage-backed securities	17,533	—	17,533	—
Commercial mortgage-backed securities	6,084	—	6,084	—
Asset-backed securities	6,181	—	6,181	—
Equity securities:
Common equity	363,649	363,649	—	—
Mutual funds	198,626	198,626	—	—
Preferred stock	4,359	—	4,359	—
Other invested assets:
Private equity and fixed income funds	186,728	—	135,346	51,382
Surplus notes	2,049	—	2,049	—
Real estate	17,114	—	—	17,114
Other assets	101,060	94,020	3,962	3,078
Total plan assets	$998,798	$669,174	$254,732	$74,892

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$13,235	$13,235	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,616	—	2,616	—
Corporate securities	85,724	—	82,315	3,409
Residential mortgage-backed securities	19,774	—	19,774	—
Commercial mortgage-backed securities	8,195	—	8,195	—
Asset-backed securities	6,061	—	1,214	4,847
Equity securities:
Common equity	391,928	391,928	—	—
Mutual funds	159,169	159,169	—	—
Preferred stock	1,911	—	1,911	—
Other invested assets:
Private equity and fixed income funds	179,866	—	132,824	47,042
Surplus notes	2,000	—	2,000	—
Real estate	8,964	—	—	8,964
Other assets	71,087	63,749	1,789	5,549
Total plan assets	$950,530	$628,081	$252,638	$69,811

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2014	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Assets as of December 31, 2014
	(In Thousands)

Corporate securities	$3,409	$(53)	$—	$(38)	$—	$—	$3,318
Asset-backed securities	4,847	—	—	48	—	(4,895)	—
Other invested assets:
Private equity and fixed income funds	47,042	6,025	—	(1,685)	—	—	51,382
Real estate	8,964	1,567	—	6,583	—	—	17,114
Other assets	5,549	—	—	(2,471)	—	—	3,078
Total	$69,811	$7,539	$—	$2,437	$—	$(4,895)	$74,892

* Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(38)	$(38)
Asset-backed securities	—	—	—	48	48
Other invested assets:
Private equity and fixed income funds	4,282	—	—	(5,967)	(1,685)
Real estate	6,583	—	—	—	6,583
Other assets	—	—	—	(2,471)	(2,471)
Total	$10,865	$—	$—	$(8,428)	$2,437

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2013	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3*	Ending Assets as of December 31, 2013
	(In Thousands)

Corporate securities	$—	$(231)	$—	$(37)	$3,677	$—	$3,409
Asset-backed securities	—	328	—	25	4,494	—	4,847
Other invested assets:
Private equity and fixed income funds	49,975	6,322	—	(9,255)	—	—	47,042
Real estate	6,894	2,070	—	—	—	—	8,964
Other assets	—	—	—	(2,166)	7,715	—	5,549
Total	$56,869	$8,489	$—	$(11,433)	$15,886	$—	$69,811

* Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(37)	$(37)
Asset-backed securities	—	—	—	25	25
Other invested assets:
Private equity and fixed income funds	4,513	—	—	(13,768)	(9,255)
Other assets	—	—	—	(2,166)	(2,166)
Total	$4,513	$—	$—	$(15,946)	$(11,433)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 5.750% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2014. The rate was assumed to decrease gradually to 4.75% for 2023 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2014, by $27.8 million and $(23.2) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2014 by $1.3 million and $(1.1) million, respectively.

At December 31, 2014, the assets of the Company’s pension include approximately $130.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $170.7 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $3.1 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2013, the assets of the Company’s pension include approximately $128.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $164.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $5.5 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2014, future benefit payments for the pension plan are expected as follows (in millions):

2015	$52.0
2016	52.6
2017	53.3
2018	54.0
2019	54.7
Five years thereafter	290.9

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2015	$12.6
2016	12.7
2017	12.6
2018	12.6
2019	12.6
Five years thereafter	63.6

The Company does not anticipate a required contribution to the pension plan during 2015. The Company did not contribute to the pension plan during 2014.

The Company made contributions to the postretirement medical plan of $12.6 million in 2014 and expects to contribute $126.7 million between 2015 and 2024, inclusive. The Company received $0.0 million of subsidies in 2014. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $5.9 million, $3.9 million, and $3.8 million for 2014, 2013 and 2012, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2014, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$7,263	$418
Ordinary renewal	75,356	51,312
Accident and health renewal	459	327
Assumed investment type-contracts	330	330
Total	$83,408	$52,387

69

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$99,160	$104,879	$99,160
States, municipalities and political subdivisions	336,313	357,526	336,313
Foreign governments	37,788	41,186	37,788
All other corporate bonds	2,958,111	3,397,615	2,958,111
Preferred stocks	26,967	29,939	26,967
Total fixed maturities	3,458,339	3,931,145	3,458,339

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,161,089	1,618,102	1,618,102

Mortgage loans on real estate	16,855		16,855
Real estate	30,973		30,973
Policy loans	171,739		171,739
Other long-term investments	273,361		273,361
Cash, cash equivalents and short-term investments	222,737		222,737
Total investments	$5,335,093		$5,792,106

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

73

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of National Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2014

Statements of Operations for the Year Ended December 31, 2014

Statements of Changes in Net Assets for the Years Ended December 31, 2014 and 2013

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2014 and 2013

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2014 and 2013

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.              Not Applicable

3.

a.              Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

c.               Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.              Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to

1

Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

b.              Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

c.               Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

d.              Form of individual guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

e.               Form of spousal guaranteed lifetime withdrawal benefit rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2012.

f.                Form of traditional and SEP IRA endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

5.

a.              Form of Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(A) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

b.              Form of New York Application for Owner Driven Contract.  Incorporated by reference to Exhibit 99.5(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

6.

a.              Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.              By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

c.               Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013.  Incorporated by reference to Exhibit 99.6(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

7.              Not applicable.

8.

a.              Participation Agreement among National Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation effective December 10, 2010.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

b.              First Amendment to Participation Agreement among National Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

c.               Electronic Trading Agreement between National Integrity and The Vanguard Group, Inc., effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

d.              Voting Agreement between National Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

e.               Voting Agreement between National Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed April 27, 2011.

f.                Access Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

g.               ETF xChange Authorization between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10,

2

2010.

h.              Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 28, 2015.

i.                  Custodial Agreement between National Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-167372), filed December 10, 2010.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.       Consent of Independent Registered Public Accounting Firm, filed herewith.

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.       Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.                   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing	Director, Vice President
Dale Patrick Hennie(1)	Director
Eric C. Fast(2)	Director
Cameron F. MacRae III(3)	Director
Newton Phelps Stokes Merrill(4)	Director
George R. Bunn Jr.(5)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing	Director, Senior Vice President
Steven K. Kreider	Senior Vice President and Chief Investment Officer
Karen A. Chamberlain	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Daniel W. Harris	Senior Vice President and Chief Actuary
Mark E. Caner	Senior Vice President
Bruce W. Maisel	Vice President and Chief Compliance Officer
Terrie A. Wiedenheft	Vice President
Brian A. Eichhold	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor

3

Daniel R. Larsen	Vice President
Lisa B. Fangman	Vice President
Denise L. Sparks	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson	Vice President
Donald P. Myers	Assistant Vice President
Ryan K. Richey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Jacob C. Stuber	Assistant Vice President
James R. Murray	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings	Licensing Officer
Brenda L. Elliott	Manager, Licensing
Dawn M. Baca-Travis	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(2) Principal Business Address: 100 First Stamford Place, 4th Floor East, Stamford, Connecticut 06902

(3) Principal Business Address: 1540 Broadway, New York, NY 10036-4086

(4) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(5) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                   Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Type	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by Eagle Realty Investments, Inc (ERI)	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC, 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC, 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings,	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities

4

Affiliate	State	Entity Type	Ownership	Type of Business
LLC
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	manage private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manage private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC, 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC, 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC, 49% by WSLR Dallas LLC, 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	DE	Corp	100% by Columbus Life Insurance Company	broker-dealer
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC, 1% by ERI	owns/operates real estate
Columbus Life Insurance Company	OH	Corp	100% by WSLIC	life insurance company
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC, 1% by ERI	owns real estate entities
Dublin Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Columbus LLC, 1% by ERI	owns/operates real estate
Dwell at Legacy, LLC	TX	LLC	50% by WS-Sonterra Legacy Investor Holdings, LLC, 49.9% by Dwell at Legacy Investors, LLC	owns/operates real estate
Eagle Realty Group, LLC	OH	LLC	100% by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	OH	Corp	100% by Eagle Realty Group, LLC	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC, 1.5529% by ERI	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC, 1% by ERI	owns/operates real estate

5

Affiliate	State	Entity Type	Ownership	Type of Business
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC, 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	69% by Belle Housing Investor Holdings, LLC, 1% by ERI	owns real estate
Fort Washington Active Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Markets Fixed Income, LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by W&S Operating Holdings, LLC	investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC, WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC, WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC, WSLIC is an investor	private equity fund

6

Affiliate	State	Entity Type	Ownership	Type of Business
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC, WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
FWPEI V GP, LLC	DE	LLC	100% by FWIA	GP of private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	GP of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	GP of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	GP of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by FWIA	manage private equity fund
FWPEO III GP, LLC	DE	LLC	100% by FWIA	manage private equity fund
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC, 1% by ERI	owns/operates real estate
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC, 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company (WSLAC)	marketing/distributing financial products
IFS Insurance Agency, Inc.	OH	Corp	99% by IFS	general insurance agency
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing services
Integrity Life Insurance Company	OH	Corp	100% by WSLIC	life insurance company
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC, 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
LLIA, Inc.	IN	Corp	100% by The Lafayette Life Insurance Company (LLIC)	general insurance agency
Lookout Corporate Center	KY	J V GP	50% by WS Lookout GP, LLC	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities

7

Affiliate	State	Entity Type	Ownership	Type of Business
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	GP is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC, 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC, 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	DE	LP	GP is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manage private equity fund
Peppertree Special Venture Fund, LLC	DE	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC, 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC, 1% by ERI	owns real estate
Queen City Square Development	OH	LLC	100% by Eagle Realty Group, LLC	operation of real estate

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Affiliate	State	Entity Type	Ownership	Type of Business
I, LLC
Queen City Square, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC, 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC, 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC, 2% by ERI	owns real estate entity
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC, 1% by ERI	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC, 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (Eagle Realty Group, LLC, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities

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Affiliate	State	Entity Type	Ownership	Type of Business
Sundance Hotel, LLC	TX	LLC	74% by Sundance Hotel Investor, LLC, 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	OH	Corp	100% by WSFG	life insurance company
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	private equity fund
The Peppertree Fund, LP	DE	LP	GP is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% by WSFG	life insurance company
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC, investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC, investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Union LLC, 1% by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vinings Trace, LLC	IN	LLC	99% by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W & S Group, Inc.	OH	Corp	WSLIC	inactive
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Corp	Non Profit	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns of operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	mutual holding company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	life insurance company

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Affiliate	State	Entity Type	Ownership	Type of Business
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities

Item 27.              Number of Contract Owners

As of March 13, 2015, 39 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.              Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

11

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.              Principal Underwriters

(a)                                 Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                                 The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Daniel R. Larsen	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)                                                  Not applicable.

Item 30.                  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.                  Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                  Undertakings

The Registrant hereby undertakes:

12

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, National Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

13

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 24, 2015

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 24, 2015	April 24, 2015

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 24, 2015	April 24, 2015

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 24, 2015	April 24, 2015

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 24, 2015

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 24, 2015

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 24, 2015	Jo Ann Davidson
April 24, 2015

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 24, 2015	April 24, 2015

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 24, 2015	April 24, 2015